UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Total Return Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 14, 2019

PGIM Total Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.11	0.78	2.47	5.59	—
Class B	5.85	0.08	2.72	5.55	—
Class C	5.65	3.75	2.63	5.33	—
Class R	5.97	5.33	3.17	5.83	—
Class Z	6.19	5.81	3.69	6.34	—
Class R2	5.98	5.40	N/A	N/A	2.24 (12/27/17)
Class R4	6.19	5.74	N/A	N/A	2.55 (12/27/17)
Class R6	6.31	5.91	3.77	N/A	4.73 (12/27/10)
Bloomberg Barclays US Aggregate Bond Index
	5.49	5.29	2.57	3.72	—
Lipper Core Plus Bond Funds Average
	5.31	4.98	2.60	5.15	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% (0.75% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 2.23% and 3.05% for Class R6 shares.

PGIM Total Return Bond Fund	7

Your Fund’s Performance (continued)

Lipper Core Plus Bond Funds Average—The Lipper Core Plus Bond Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Core Plus Bond Funds universe for the periods noted. Funds in the Lipper Average invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 2.18% and 3.54% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.32	2.92	2.87
Class B	0.28	2.56	1.94
Class C	0.27	2.33	2.33
Class R	0.30	2.81	2.51
Class Z	0.33	3.31	3.30
Class R2	0.31	2.91	2.87
Class R4	0.33	3.16	3.16
Class R6	0.34	3.41	3.41

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	36.5
AA	7.2
A	16.3
BBB	19.3
BB	6.3
B	4.3
CCC	0.4
Not Rated	6.2
Cash/Cash Equivalents	3.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Total Return Bond Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,061.10	0.76%	$3.88
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
Class B	Actual	$1,000.00	$1,058.50	1.26%	$6.43
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class C	Actual	$1,000.00	$1,056.50	1.50%	$7.65
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$1,059.70	1.01%	$5.16
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Class Z	Actual	$1,000.00	$1,061.90	0.51%	$2.61
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Class R2	Actual	$1,000.00	$1,059.80	0.91%	$4.65
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R4	Actual	$1,000.00	$1,061.90	0.64%	$3.27
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class R6	Actual	$1,000.00	$1,063.10	0.41%	$2.10
	Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Total Return Bond Fund	11

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.2%

ASSET-BACKED SECURITIES 24.3%

Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630%		12/20/21		13,600	$13,558,581
Series 2016-01A, Class A, 144A	2.990		06/20/22		5,000	5,018,376
Drive Auto Receivables Trust, Series 2018-01, Class B	2.880		02/15/22		11,267	11,267,398
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A	3.170		03/15/25		11,000	11,158,079
Series 2018-04, Class A	4.060		11/15/30		99,600	103,219,922
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A	2.730		03/25/21		9,600	9,581,312
Series 2016-02A, Class A, 144A	2.950		03/25/22		2,600	2,588,805
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160		10/15/20		2,836	2,833,467
Series 2017-02A, Class B, 144A	2.550		11/14/23		4,600	4,575,459
Series 2017-02A, Class C, 144A	2.820		07/15/24		1,200	1,196,460
Series 2017-02A, Class E, 144A	4.740		11/14/25		7,400	7,525,745
Series 2019-01A, Class A, 144A	3.630		09/14/27		118,980	120,285,746
Series 2019-01A, Class B, 144A	3.950		11/14/28		25,000	25,306,730

						318,116,080

Collateralized Loan Obligations 17.7%
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%	3.697	(c)	07/15/31		141,083	139,592,359
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.087	(c)	10/15/28		4,250	4,252,411
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.867	(c)	07/15/30		140,561	140,660,264
Armada Euro CLO (Ireland), Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	65,750	72,919,335
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500		11/15/31	EUR	14,500	16,243,021
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877	(c)	07/15/29		35,900	35,854,371

See Notes to Financial Statements.

PGIM Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861	%(c)	07/16/29		41,750	$41,542,715
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.901	(c)	01/16/30		69,250	69,017,188
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	01/16/31	EUR	100,050	111,388,150
Series 4A, Class A2, 144A	1.620		01/16/31	EUR	20,000	22,417,022
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.552	(c)	04/23/31		44,500	43,734,191
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780	(c)	04/20/32	EUR	89,950	100,153,547
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.131	(c)	01/24/29		61,700	61,728,925
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/15/30		49,000	48,969,792
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938	(c)	01/17/28		2,915	2,844,234
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.558	(c)	04/17/31		50,000	49,280,845
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.632	(c)	07/27/31		52,500	52,020,003
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730	(c)	01/25/32	EUR	50,000	55,604,980
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	07/20/31		35,000	34,800,791
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.777	(c)	01/15/30		37,250	37,005,793
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.611	(c)	04/20/31		31,750	31,324,871

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.852	%(c)	04/22/30		145,225	$144,577,529
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.001	(c)	10/18/26		25,544	25,562,642
Cbam Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100%	3.692	(c)	07/20/31		27,500	27,155,838
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.561	(c)	04/24/31		24,250	23,860,031
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.788	(c)	10/17/31		34,450	34,216,119
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.701	(c)	01/22/31		98,250	97,355,473
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.831	(c)	10/24/30		10,000	9,973,572
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%	3.632	(c)	04/20/31		71,000	70,041,244
CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	5,300	5,974,445
CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720%	0.720	(c)	01/27/31	EUR	79,000	87,824,741
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	10/15/29		116,500	116,136,951
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777	(c)	10/15/26		21,909	21,919,947
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%	4.151	(c)	04/18/27		59,200	59,248,076
Series 2015-04A, Class B, 144A, 3 Month LIBOR + 2.430%	5.031	(c)	04/18/27		21,250	21,279,342
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.817	(c)	07/15/30		36,000	35,784,986
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.717	(c)	07/15/31		127,600	126,012,171
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.607	(c)	04/15/31		146,700	144,500,351

See Notes to Financial Statements.

PGIM Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400%	3.997	%(c)	04/15/31		10,000	$9,774,153
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.616	(c)	04/26/31		57,750	56,803,743
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090	(c)	09/06/31	EUR	55,750	62,116,945
Series 01A, Class A3, 144A	1.700		09/06/31	EUR	10,000	11,250,406
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850%	1.850	(c)	05/27/32	EUR	8,300	9,294,227
Series 02A, Class B2, 144A	2.650		05/27/32	EUR	11,250	12,618,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.733	(c)	02/05/31		14,500	14,324,521
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160%	3.752	(c)	10/20/29		13,925	13,869,384
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	4.216	(c)	10/20/29		1,025	1,013,297
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%	3.998	(c)	05/07/30		16,000	15,999,888
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.610	(c)	04/25/31		24,700	24,305,758
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872	(c)	10/23/29		70,000	69,826,134
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.427	(c)	04/15/27		30,000	29,871,465
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893	(c)	04/20/32		31,250	31,251,656
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%	3.756	(c)	10/20/31		148,000	146,483,459

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777	%(c)	01/15/31		73,150	$72,550,353
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.871	(c)	07/18/30		167,750	167,887,756
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.690	(c)	04/25/31		43,100	42,515,663
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	04/21/31		39,000	38,535,682
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.391	(c)	04/21/31		17,500	17,324,409
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	07/20/31		54,250	53,653,006
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.811	(c)	01/16/31		59,950	59,292,462
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.853	(c)	10/12/30		120,550	119,964,537
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.447	(c)	01/15/28		35,344	35,281,183
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-06A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.287	(c)	07/15/28		39,000	39,069,057
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857	(c)	07/15/30		58,900	58,686,246
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820	(c)	01/15/32	EUR	108,000	120,431,817
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%	3.598	(c)	07/17/29		123,700	122,791,980
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833	(c)	10/30/30		63,500	63,316,625
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.082	(c)	01/20/29		90,000	90,061,488

See Notes to Financial Statements.

PGIM Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.642	%(c)	04/20/31		94,500	$93,226,546
OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	08/24/30	EUR	67,000	74,444,814
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.941	(c)	05/21/29		65,000	65,232,200
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.861	(c)	07/20/30		123,500	123,456,318
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.913	(c)	11/14/29		90,000	89,687,916
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150%	3.747	(c)	07/15/31		94,700	93,979,778
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.807	(c)	10/15/30		10,000	9,961,069
Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.838	(c)	10/17/30		56,250	55,968,728
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.622	(c)	04/20/31		90,000	88,407,873
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755	(c)	07/25/31		37,000	36,639,080
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.838	(c)	05/07/31		75,000	74,293,282
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.767	(c)	07/15/31		59,250	58,727,297
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.954	(c)	08/15/30		159,750	159,840,291
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.832	(c)	07/20/30		50,000	49,900,370
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.471	(c)	07/20/27		32,800	32,702,404

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882	%(c)	10/20/28		130,750	$130,802,156
Series 2016-03A, Class A, 144A, 3 Month LIBOR + 1.530%	4.122	(c)	01/23/29		53,875	53,900,090
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.860	(c)	07/25/30		60,000	59,803,926
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	10/20/30		99,500	99,109,363
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	10/20/30		750	747,056
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.888	(c)	07/17/26		40,000	40,110,048
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.828	(c)	01/17/30		85,000	84,725,679
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-01A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.047	(c)	01/15/26		40,201	40,213,116
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	07/20/31		45,750	45,315,924
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.147	(c)	01/15/29		127,250	127,297,337
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900%	0.900	(c)	10/15/31	EUR	60,700	67,612,184
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.900	(c)	07/25/29		65,000	65,043,615
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.790	(c)	01/25/31		118,000	117,266,901
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.180	(c)	01/25/31		12,250	11,997,836
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100%	3.692	(c)	07/20/31		70,000	69,060,187
Venture 32 CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.701	(c)	07/18/31		38,372	37,853,577
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A	0.000		04/20/32		36,425	36,425,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Venture 36 CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-36A, Class X, IO, 144A^	0.000%		04/20/32		1,050	$1,050,000
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.857	(c)	01/15/32		38,750	38,627,135
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.477	(c)	07/15/27		72,550	72,244,855
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	3.892	(c)	07/21/30		19,200	19,237,776
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.242	(c)	07/20/28		50,000	50,027,880
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	07/20/31		195,000	192,586,738
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	3.591	(c)	04/18/31		115,250	113,472,257
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	10/15/30	EUR	95,000	105,392,789
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.912	(c)	04/20/29		70,000	69,893,922
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.841	(c)	10/20/29		40,000	39,900,072
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	10/20/31		60,250	59,722,126
West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724		01/16/27		12,998	12,866,940
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.530%	4.122	(c)	07/20/28		11,000	10,998,672
Willow Park CLO Ltd. (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 0.840%	0.840	(c)	01/15/31		EUR 6,500	7,239,515
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	01/22/31		25,000	24,848,218
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.967	(c)	07/15/29		74,130	74,327,178

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887	%(c)	04/15/30	65,500	$65,632,906
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547	(c)	04/15/29	60,825	60,154,271
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	07/20/31	145,500	143,223,172

					7,188,141,949

Consumer Loans 1.3%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A	2.830		12/22/25	21,900	21,736,035
Series 2018-02A, Class A, 144A	4.230		04/20/27	45,100	46,112,089
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660		02/20/29	20,241	20,322,629
Series 2016-02A, Class A, 144A	4.100		03/20/28	1,053	1,053,416
Series 2017-01A, Class B, 144A	2.790		09/14/32	12,983	12,775,314
Series 2017-01A, Class C, 144A	3.350		09/14/32	9,900	9,792,755
Series 2018-01A, Class A, 144A	3.300		03/14/29	28,550	28,714,928
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230		06/08/23	26,260	26,137,038
Series 2017-B, Class A, 144A	3.220		10/10/23	69,000	68,646,554
Series 2018-A, Class A, 144A	3.610		03/08/24	9,670	9,692,021
Series 2018-B, Class A, 144A	3.910		07/08/24	25,700	25,866,960
Series 2018-B, Class B, 144A	4.500		07/08/24	1,750	1,758,401
Series 2018-B, Class C, 144A	5.430		07/08/24	1,921	1,929,733
Series 2018-C, Class A, 144A	4.100		10/08/24	44,300	44,883,657
Series 2018-C, Class B, 144A	4.590		10/08/24	4,800	4,863,713
Series 2018-C, Class C, 144A	5.520		10/08/24	2,000	2,045,244
Series 2018-D, Class A, 144A	4.150		12/09/24	31,449	31,945,649
Series 2018-D, Class B, 144A	4.830		12/09/24	4,432	4,500,390
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	(c)	02/25/23	24,890	24,937,142
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25	35,300	35,409,900
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	30,077	30,056,206
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	4,769	4,769,740
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,250	3,253,105
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	6,024,134

See Notes to Financial Statements.

PGIM Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Springleaf Funding Trust, (cont’d.)
Series 2017-AA, Class A, 144A	2.680%		07/15/30	59,100	$58,768,656
Series 2017-AA, Class B, 144A	3.100		07/15/30	8,262	8,178,776

					534,174,185

Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	87,200	92,983,121

Home Equity Loans 0.3%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640%	3.117	(c)	04/25/33	3,877	3,858,441
Series 2003-WMC01, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	06/25/33	312	310,799
Series 2004-OPT05, Class A4, 1 Month LIBOR + 1.250%	3.727	(c)	06/25/34	1,755	1,755,656
Series 2005-AQ01, Class A4	4.749		01/25/34	955	971,361
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700%	3.177	(c)	01/25/35	288	287,362
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	11/25/33	608	600,972
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/33	773	772,209
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-05, Class A6	4.199		04/25/33	939	946,519
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	3.217	(c)	12/25/33	1,115	1,106,845
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%	3.876	(c)	09/25/33	492	482,821
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.512	(c)	03/25/34	384	383,636
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.512	(c)	01/25/34	1,112	1,111,708
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.557	(c)	01/25/34	1,214	1,215,904

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.052	%(c)	01/25/34	69	$68,401
Series 2004-W02, Class AF	4.403		04/25/34	313	318,494
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	05/25/34	190	189,697
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	3.197	(c)	10/25/35	761	762,205
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%	3.718	(c)	06/15/33	1,026	1,020,135
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245%	3.718	(c)	08/15/33	1,196	1,195,186
Series 2003-HE05, Class M1, 1 Month LIBOR + 1.125%	3.598	(c)	09/15/33	2,009	1,996,992
Series 2004-HE03, Class M1, 1 Month LIBOR + 0.810%	3.287	(c)	06/25/34	6,348	6,311,743
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945%	3.422	(c)	09/25/34	852	859,146
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/34	1,661	1,630,881
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	12/25/34	2,020	1,998,993
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200%	3.677	(c)	10/25/32	42	41,992
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	03/25/34	1,289	1,288,309
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	09/25/34	206	207,978
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	4.052	(c)	12/25/34	3,428	3,481,324
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035%	3.512	(c)	06/25/35	1,855	1,871,941
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200%	2.677	(c)	04/25/37	102	142,892
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	11/25/33	786	782,117

See Notes to Financial Statements.

PGIM Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
CDC Mortgage Capital Trust, (cont’d.)
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%	3.452	%(c)	03/25/34	3,936	$3,889,507
Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150%	3.623	(c)	08/15/33	666	665,653
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925%	5.402	(c)	10/25/31	57	60,583
GSAA Trust, Series 2006-07, Class AF2	5.995	(cc)	03/25/46	917	588,935
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500%	3.977	(c)	03/25/33	2,106	2,096,448
Series 2003-03, Class M1, 1 Month LIBOR + 1.290%	3.767	(c)	08/25/33	1,076	1,074,094
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%	3.677	(c)	10/25/33	1,148	1,145,917
Series 2003-05, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/33	39	38,781
Series 2003-06, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	02/25/34	2,381	2,354,724
Series 2004-07, Class M1, 1 Month LIBOR + 0.930%	3.407	(c)	01/25/35	480	480,159
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660%	3.137	(c)	09/25/35	851	850,018
MASTR Asset-Backed Securities Trust,
Series 2004-WMC03, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	10/25/34	4,266	4,271,868
Series 2005-NC01, Class M1, 1 Month LIBOR + 0.720%	3.197	(c)	12/25/34	2,208	2,160,366
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.477	(c)	08/25/32	2,601	2,593,643
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720%	3.197	(c)	07/25/34	444	443,155
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%	3.677	(c)	05/25/33	564	564,500
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.752	(c)	04/25/33	4,236	4,237,514

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800%	3.277	%(c)	03/25/34	483	$466,785
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.422	(c)	06/25/34	652	651,225
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060%	3.537	(c)	09/25/34	663	661,838
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675%	3.152	(c)	03/25/35	1,340	1,339,101
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350%	3.827	(c)	03/25/33	2,890	2,902,864
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%	3.887	(c)	10/25/32	1,300	1,300,441
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.602	(c)	10/25/33	3,949	3,952,711
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	3.197	(c)	10/25/33	1,670	1,634,960
Series 2004-01, Class M1, 1 Month LIBOR + 0.885%	3.362	(c)	05/25/34	549	547,202
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	42,045	42,963,832
Renaissance Home Equity Loan Trust, Series 2004-01, Class AV3, 1 Month LIBOR + 0.940%	3.417	(c)	05/25/34	5,120	5,050,710
Residential Asset Securities Trust, Series 2004-KS01, Class AI5	5.721		02/25/34	202	205,286
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.257	(c)	02/25/34	488	488,992
Specialty Underwriting & Residential Finance Trust, Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%	3.242	(c)	02/25/35	1,362	1,359,796

See Notes to Financial Statements.

PGIM Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM01, Class M1, 1 Month LIBOR + 1.350%	3.827	%(c)	04/25/33	155	$155,100
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915%	3.392	(c)	04/25/35	3,140	3,153,564

					132,322,931

Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.827	(c)	04/25/23	62,500	62,798,719

Residential Mortgage-Backed Securities 2.7%
Aames Mortgage Investment Trust, Series 2005-02, Class M4, 1 Month LIBOR + 0.945%	3.422	(c)	07/25/35	844	847,359
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.437	(c)	09/25/34	537	537,506
Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.477	(c)	11/25/32	237	237,729
Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690%	3.167	(c)	04/25/34	1,166	1,168,751
Chase Funding Trust, Series 2002-02, Class 1A5	6.333		04/25/32	342	346,253
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.836	(c)	10/25/37	74,084	74,816,616
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH01, Class M2, 1 Month LIBOR + 0.555%	3.032	(c)	01/25/36	173	173,021
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660%	3.137	(c)	06/25/32	1,274	1,265,192

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700%	3.177	%(c)	12/25/33	907	$897,390
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.897	(c)	08/25/34	12,198	11,735,028
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760%	3.237	(c)	08/25/34	248	245,902
Series 2004-12, Class AF5	5.676		04/25/35	615	614,805
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	11/25/34	1,696	1,697,460
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500%	2.977	(c)	01/25/36	6,475	6,484,413
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	2.647	(c)	06/25/37	310	308,899
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652	(c)	12/26/46	51,330	51,738,474
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37	51,395	51,297,081
Series 2018-RPL04, 144A	3.767		07/25/50	46,061	46,524,272
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	82,839	83,201,938
Series 2018-RPL09, Class PT, 144A	3.915		09/25/57	37,308	36,024,605
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915%	3.392	(c)	01/25/34	2,743	2,749,186
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795%	3.272	(c)	12/25/35	2,378	2,377,897
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2003-05, Class AF5	5.132		02/25/34	1,491	1,492,721
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.897	(c)	08/25/34	2,726	2,578,618
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460%	2.937	(c)	09/25/34	286	286,326
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900%	3.377	(c)	11/25/34	463	464,668
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780%	3.257	(c)	11/25/34	513	514,136
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660%	3.137	(c)	07/25/35	3,249	3,224,836

See Notes to Financial Statements.

PGIM Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Encore Credit Receivables Trust, (cont’d.)
Series 2005-03, Class M3, 1 Month LIBOR + 0.765%	3.242	%(c)	10/25/35	10,000	$10,044,184
Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.522		07/25/34	79	80,004
FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885%	3.362	(c)	03/25/35	1,142	1,147,439
Finance America Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	08/25/34	1,722	1,718,588
First Franklin Mortgage Loan Trust, Series 2003-FFH02, Class M1B, 1 Month LIBOR + 0.975%	3.452	(c)	02/25/34	2,003	1,968,337
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/33	6,014	5,942,256
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	08/25/34	1,753	1,750,816
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975%	3.452	(c)	06/25/34	2,962	2,963,381
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050%	3.527	(c)	06/25/35	3,500	3,497,958
JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160%	2.637	(c)	06/25/36	1,771	1,768,279
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.229	(c)	01/28/70	17,672	17,929,505
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	7,327	7,382,988
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	36,931	36,997,904
Series 2019-GS03, Class A1, 144A	3.750		04/25/59	19,100	19,112,453
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	25,882	25,853,204
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.097	(c)	08/25/33	5,731	5,757,886
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.227	(c)	02/25/34	551	548,009
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%	3.272	(c)	06/25/34	169	167,338

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560%	3.037	%(c)	10/25/34	14	$13,465
LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982	(c)	04/01/21	192,014	191,437,850
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%	2.997	(c)	06/25/35	557	555,479
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720%	3.197	(c)	06/25/35	594	587,381
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845%	4.322	(c)	01/25/35	2,500	2,511,013
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	07/25/34	3,155	3,070,075
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3, 1 Month LIBOR + 0.735%	3.212	(c)	03/25/35	9,818	9,848,509
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125%	3.602	(c)	06/25/34	809	814,510
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	11/25/34	327	322,061
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540%	3.017	(c)	05/25/35	1,041	990,462
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	05/25/35	1,104	1,102,201
Series 2004-BC03, Class A2C, 1 Month LIBOR + 1.000%	3.477	(c)	07/25/35	801	800,655
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950%	3.427	(c)	07/25/33	1,163	1,161,956
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900%	3.377	(c)	08/25/33	232	229,674
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	3.477	(c)	10/25/33	1,005	998,911
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%	3.677	(c)	08/25/34	2,510	2,513,664
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.477	(c)	09/25/34	1,295	1,290,719

See Notes to Financial Statements.

PGIM Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940%	3.417	%(c)	09/25/34		1,055	$1,052,863
Series 2005-06, Class M2, 1 Month LIBOR + 0.780%	3.257	(c)	07/25/35		14,038	14,056,747
Series 2005-07, Class M1, 1 Month LIBOR + 0.735%	3.212	(c)	08/25/35		2,251	2,252,964
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	129,104	144,513,503
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A	3.791	(cc)	11/25/60		22,127	22,726,635
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		56,090	55,290,791
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		66,232	65,660,313
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		13,182	13,213,934
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		5,900	5,988,798
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		31,482	31,348,616
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		3,112	3,145,949

						1,105,981,309

Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290		01/01/21		12	12,220
Series 2003-20I, Class 1	5.130		09/01/23		12	12,782

						25,002

Student Loans 1.1%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	01/25/41		2,387	2,403,523
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.157	(cc)	02/25/43		82,210	104,573,935
Series 2018-C, Class A, 144A	3.100	(cc)	08/25/43		112,078	114,994,758

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-D, Class A, 144A	0.000%		11/25/43		133,024	$138,782,354
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.239	(c)	07/25/39	EUR	78,400	84,954,167
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 144A	3.340		08/25/47		7,000	7,081,308

						452,790,045

TOTAL ASSET-BACKED SECURITIES (cost $9,969,834,151)						9,887,333,341

BANK LOANS 1.0%

Chemicals 0.1%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.729	(c)	10/01/25		8,200	8,164,125
Initial Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750	(c)	10/01/25	EUR	16,400	18,427,681

						26,591,806

Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.976	(c)	09/29/25		11,137	11,262,797
Term B USD Loan, 1 Month LIBOR + 3.750%	6.229	(c)	09/30/24		20,640	20,759,970

						32,022,767

Electric 0.0%
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.477	(c)	12/31/25		7,990	7,989,950
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.483	(c)	08/04/23		5,099	5,101,045

						13,090,995

Entertainment 0.0%
Scientific Games International, Inc., Term Loan	—	(p)	08/14/24		975	972,962

See Notes to Financial Statements.

PGIM Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Foods 0.2%
JBS USA Lux SA, Initial Term Loan, 1 Month LIBOR + 2.500%	4.980	%(c)	10/31/22	13,884	$13,878,643
Sigma Bidco BV (Netherlands), Facility B4 Loan, 3 Month GBP LIBOR + 4.000%	4.853	(c)	07/02/25	GBP 43,800	55,767,624

					69,646,267

Healthcare-Products 0.0%
Avantor, Inc., Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%	3.750	(c)	11/21/24	EUR 8,616	9,696,389

Leisure Time 0.1%
HNVR Holdco Ltd., Term Loan	—	(p)	09/12/25	22,575	25,436,162
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 3 Month GBP LIBOR + 3.825%	4.792	(c)	07/29/24	GBP 10,775	14,029,524
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.982	(c)	03/03/24	GBP 3,173	3,931,352

					43,397,038

Packaging & Containers 0.0%
Berry Global, Inc., Term Q Loan, 1 Month LIBOR + 2.000%	4.481	(c)	10/03/22	1,000	997,788

Pharmaceuticals 0.1%
Ceva Sante Animale SA, Term Loan	—	(p)	03/27/26	25,150	28,331,651
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.365	(c)	08/21/24	GBP 17,000	22,188,794

					50,520,445

Real Estate 0.0%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.733	(c)	08/21/25	12,363	12,362,875

Retail 0.3%
CD&R Dock Bidco Ltd., Facility B, 1 Month GBP LIBOR + 5.000%	5.734	(c)	03/15/26	GBP 7,900	10,365,985

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail (cont’d.)
CD&R Dock Bidco Ltd., (cont’d.)
Initial Facility Loan, 1 Month GBP LIBOR + 8.750%^	9.484	%(c)	03/15/27	GBP	10,100	$12,775,288
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.601	(c)	04/20/26		18,775	18,446,437
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750	(c)	04/20/26	EUR	11,000	12,368,444
Term B, 3 Month GBP LIBOR + 4.750%	5.598	(c)	02/06/25	GBP	13,291	17,082,003
Term B1, 3 Month EURIBOR + 4.000%	4.000	(c)	02/07/25	EUR	29,527	32,790,879

						103,829,036

Software 0.1%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.481	(c)	07/08/22		17,188	17,185,767
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.233	(c)	02/01/22		9,000	8,994,375

						26,180,142

Telecommunications 0.0%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	5.000	(c)	02/02/24		4,826	4,678,972

TOTAL BANK LOANS (cost $405,236,395)						393,987,482

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35		39,245	37,068,508
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35		40,252	37,239,798
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.462		05/15/49		7,683	7,916,645
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903		07/15/49		5,200	5,135,802
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60		92,900	92,798,367
Series 2017-BNK06, Class A4	3.254		07/15/60		70,950	71,479,344
Series 2017-BNK08, Class A3	3.229		11/15/50		70,000	70,331,422

See Notes to Financial Statements.

PGIM Total Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK, (cont’d.)
Series 2018-BNK11, Class A2	3.784%		03/15/61	60,775	$63,687,776
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	32,127,355
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	17,450	17,047,191
Series 2016-ETC, Class B, 144A	3.189		08/14/36	6,970	6,751,814
Series 2016-ETC, Class C, 144A	3.391		08/14/36	5,770	5,539,324
Series 2016-ETC, Class D, 144A	3.729	(cc)	08/14/36	21,720	20,633,457
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	13,900	12,401,684
Series 2018-CHRS, Class D, 144A	4.409	(cc)	08/05/38	19,295	19,146,210
BBCMS Trust, Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728%	4.201	(c)	12/15/31	26,190	25,960,505
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615		02/15/51	15,000	15,487,733
Series 2018-B04, Class A4	3.858		07/15/51	40,000	41,961,368
Series 2019-B10, Class A3	3.455		03/15/62	48,000	48,774,686
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.523	(c)	11/15/35	11,551	11,622,940
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283		11/15/50	37,610	37,596,160
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459		08/10/49	13,000	12,510,017
Series 2017-CD04, Class A3	3.248		05/10/50	60,000	60,412,524
Series 2017-CD05, Class A3	3.171		08/15/50	79,475	79,466,067
Series 2017-CD06, Class A4	3.190		11/13/50	121,000	120,933,123
Series 2018-CD07, Class A3	4.013		08/15/51	27,250	28,861,587
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075		01/15/39	14,250	14,941,270
Series 2019-FAX, Class B, 144A	4.362		01/15/39	21,052	22,084,417
CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854%	4.327	(c)	11/15/31	1,901	1,901,610
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	10,206,934
Series 2015-GC35, Class A4	3.818		11/10/48	36,255	37,859,668
Series 2015-P01, Class XB, IO	0.053	(cc)	09/15/48	58,898	169,226
Series 2016-GC37, Class A4	3.314		04/10/49	7,150	7,252,272
Series 2016-P06, Class A4	3.458		12/10/49	40,000	40,934,084
Series 2017-B01, Class A3	3.197		08/15/50	105,000	105,181,587
Series 2017-C04, Class A3	3.209		10/12/50	90,000	90,287,415
Series 2017-P07, Class A3	3.442		04/14/50	32,600	33,257,663

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P08, Class A3	3.203%		09/15/50	43,825	$43,922,874
Series 2019-SMRT, Class D, 144A	4.903	(cc)	01/10/24	11,000	11,441,438
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(cc)	11/10/31	40,376	39,718,126
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	15,000	14,583,702
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class A4	3.762		02/10/49	24,141	25,067,396
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.496	(cc)	01/10/46	40,182	1,651,269
Series 2014-UBS03, Class A3	3.546		06/10/47	12,274	12,605,295
Series 2014-UBS04, Class A4	3.420		08/10/47	10,300	10,526,219
Series 2014-UBS05, Class A4	3.838		09/10/47	48,200	50,229,148
Series 2014-UBS06, Class A4	3.378		12/10/47	14,500	14,782,872
Series 2015-CR26, Class A4	3.630		10/10/48	8,380	8,654,786
Series 2015-CR27, Class A4	3.612		10/10/48	48,000	49,480,651
Series 2015-LC21, Class A4	3.708		07/10/48	2,490	2,581,866
Series 2015-PC01, Class A5	3.902		07/10/50	22,200	23,150,824
Series 2016-COR01, Class A3	2.826		10/10/49	43,000	42,135,988
Series 2016-DC02, Class A5	3.765		02/10/49	15,610	16,178,215
Series 2017-COR02, Class A2	3.239		09/10/50	116,925	117,595,401
Series 2018-COR03, Class A2	3.961		05/10/51	75,000	78,752,400
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953		09/15/37	67,190	69,260,003
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	13,245	13,720,884
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718		08/15/48	44,388	45,948,515
Series 2015-C03, Class XB, IO	0.250		08/15/48	86,961	1,141,728
Series 2016-C07, Class A4	3.210		11/15/49	6,500	6,503,047
Series 2018-CX11, Class A3	4.095		04/15/51	24,784	25,982,413
Series 2018-CX11, Class A4	3.766		04/15/51	25,600	26,557,629
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	57,450	55,836,482
Series 2017-C06, Class A4	3.071		06/10/50	61,475	61,035,263
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	23,405	23,201,351
Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	22,177	20,972,807
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	30,650	30,579,520
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829	(cc)	01/25/25	6,015	6,073,208
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.098	(cc)	01/25/20	232,947	990,678
Series K007, Class X1, IO	1.203	(cc)	04/25/20	16,412	111,555

See Notes to Financial Statements.

PGIM Total Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K008, Class X1, IO	1.662	%(cc)	06/25/20	140,385	$1,811,575
Series K009, Class X1, IO	1.433	(cc)	08/25/20	2,988	40,511
Series K014, Class X1, IO	1.323	(cc)	04/25/21	11,401	223,328
Series K015, Class X1, IO	1.734	(cc)	07/25/21	1,329	38,768
Series K019, Class X1, IO	1.759	(cc)	03/25/22	118,353	4,691,278
Series K020, Class X1, IO	1.538	(cc)	05/25/22	44,998	1,612,576
Series K021, Class X1, IO	1.571	(cc)	06/25/22	207,401	7,934,587
Series K024, Class X1, IO	0.957	(cc)	09/25/22	108,129	2,625,614
Series K025, Class X1, IO	0.957	(cc)	10/25/22	28,005	696,918
Series K026, Class X1, IO	1.115	(cc)	11/25/22	170,400	4,962,173
Series K027, Class X1, IO	0.893	(cc)	01/25/23	252,923	6,037,582
Series K032, Class X1, IO	0.215	(cc)	05/25/23	238,366	1,042,281
Series K038, Class X1, IO	1.312	(cc)	03/25/24	152,748	7,184,354
Series K043, Class X1, IO	0.668	(cc)	12/25/24	75,563	2,009,033
Series K044, Class X1, IO	0.870	(cc)	01/25/25	437,938	15,411,077
Series K052, Class X1, IO	0.800	(cc)	11/25/25	305,495	11,023,212
Series K053, Class X1, IO	1.026	(cc)	12/25/25	138,013	6,902,879
Series K055, Class X1, IO	1.500	(cc)	03/25/26	278,511	22,014,352
Series K058, Class XAM, IO	0.943	(cc)	08/25/26	59,334	3,202,493
Series K069, Class X1, IO	0.496	(cc)	09/25/27	565,086	15,920,001
Series K087, Class X1, IO	0.510	(cc)	12/25/28	424,601	13,526,134
Series K088, Class X1, IO	0.653	(cc)	01/25/29	537,858	23,689,027
Series K090, Class X1, IO	0.706	(cc)	02/25/29	461,440	27,762,030
Series K091, Class X1, IO	0.559	(cc)	03/25/29	563,000	27,103,946
Series K711, Class X1, IO	1.715	(cc)	07/25/19	17,802	17,366
Series K718, Class X1, IO	0.743	(cc)	01/25/22	278,569	3,923,025
Series K726, Class X1, IO	1.017	(cc)	04/25/24	154,684	5,453,248
Series KAIV, Class X1, IO	1.261	(cc)	06/25/21	1,881	36,884
Series Q001, Class XA, IO	2.254	(cc)	02/25/32	29,075	4,060,159
Series Q002, Class XA, IO	1.132	(cc)	07/25/33	36,447	2,628,919
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,262,408	3,787,351
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,142,845	3,699,045
GS Mortgage Securities Corp., Series 2018-GS10, Class A4	3.890	(cc)	07/10/51	55,725	58,496,087
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.219	(cc)	11/10/46	24,919	992,019
Series 2014-GC22, Class XB, IO	0.454	(cc)	06/10/47	37,110	640,307
Series 2015-GC32, Class XB, IO	0.010	(cc)	07/10/48	60,188	31,412
Series 2017-GS05, Class A3	3.409		03/10/50	46,400	47,232,036
Series 2017-GS06, Class A2	3.164		05/10/50	70,600	70,247,953
Series 2017-GS07, Class A3	3.167		08/10/50	114,260	113,638,814

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2017-GS08, Class A3	3.205%		11/10/50	100,000	$99,850,700
Houston Galleria Mall Trust,
Series 2015-HGLR, Class XCP, IO, 144A	0.315	(cc)	03/05/23	525,000	4,636,118
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	7,630	7,805,157
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996		07/10/35	15,550	15,728,444
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493		08/15/47	9,800	10,039,141
Series 2014-C23, Class XA, IO	0.853	(cc)	09/15/47	60,929	1,583,828
Series 2014-C24, Class A3	3.098		11/15/47	8,040	8,080,854
Series 2014-C25, Class A4A1	3.408		11/15/47	7,800	7,951,334
Series 2014-C26, Class A3	3.231		01/15/48	11,650	11,798,705
Series 2015-C28, Class A4	3.227		10/15/48	35,300	35,636,698
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763		03/10/52	31,250	32,350,588
Series 2019-COR04, Class A4	3.758		03/10/52	31,675	32,863,417
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882		12/15/49	53,000	52,236,821
Series 2017-C05, Class A4	3.414		03/15/50	36,250	36,901,481
Series 2017-C07, Class A4	3.147		10/15/50	90,000	89,861,733
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139		06/15/45	90	90,042
Series 2012-LC09, Class A4	2.611		12/15/47	1,909	1,906,536
Series 2013-C10, Class A4	2.875		12/15/47	889	887,984
Series 2013-C13, Class A3	3.525		01/15/46	1,664	1,663,898
Series 2014-C20, Class A3A1	3.472		07/15/47	5,042	5,086,769
Series 2016-JP02, Class A3	2.559		08/15/49	40,000	38,755,120
Series 2016-JP03, Class A4	2.627		08/15/49	32,250	31,191,807
Series 2017-JP07, Class A4	3.195		09/15/50	70,600	70,627,718
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390		03/10/50	8,500	8,551,417
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.618	(cc)	08/15/45	42,797	1,596,515
Series 2013-C07, Class A3	2.655		02/15/46	6,403	6,392,747
Series 2013-C08, Class A3	2.863		12/15/48	3,061	3,073,348
Series 2013-C09, Class A3	2.834		05/15/46	5,226	5,230,972
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,632,618
Series 2015-C24, Class XA, IO	0.924	(cc)	05/15/48	164,446	6,275,391
Series 2015-C25, Class A5	3.635		10/15/48	32,300	33,372,396
Series 2016-C30, Class A5	2.860		09/15/49	37,200	36,518,020
Series 2016-C31, Class A4	2.840		11/15/49	42,000	41,274,135
Series 2017-C34, Class A3	3.276		11/15/52	20,000	20,141,884

See Notes to Financial Statements.

PGIM Total Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259%		06/15/50	56,175	$56,558,748
Series 2018-H03, Class A4	3.914		07/15/51	36,000	37,934,590
Series 2018-H04, Class A3	4.043		12/15/51	49,000	52,135,378
Series 2019-L02, Class A3	3.806		03/15/52	46,900	49,059,102
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	4.077	(cc)	05/10/39	21,000	21,473,724
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126		07/05/36	21,955	21,473,360
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50	98,815	98,817,816
Series 2017-C03, Class A3	3.167		08/15/50	78,800	78,542,970
Series 2017-C05, Class A4	3.212		11/15/50	32,275	32,171,039
Series 2017-C06, Class A4	3.320		12/15/50	50,000	50,167,285
Series 2018-C10, Class A3	4.048		05/15/51	69,500	73,496,903
Series 2018-C11, Class A4	3.977		06/15/51	40,000	42,061,628
Series 2018-C15, Class A3	4.075		12/15/51	53,000	56,155,063
Series 2019-C16, Class A3	3.344		04/15/52	56,500	56,567,845
Series 2019-C16, Class XB, IO	0.861	(cc)	04/15/52	96,253	7,499,475
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920		03/10/46	7,608	7,651,544
Series 2013-C05, Class XA, IO, 144A	1.096	(cc)	03/10/46	13,741	409,200
Series 2013-C05, Class XB, IO, 144A	0.564	(cc)	03/10/46	96,528	1,614,083
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4	3.548		08/15/50	5,910	6,061,881
Series 2015-LC20, Class A4	2.925		04/15/50	6,160	6,139,289
Series 2015-NXS02, Class A4	3.498		07/15/58	13,700	14,043,495
Series 2016-C34, Class XB, IO	1.107	(cc)	06/15/49	36,018	2,204,954
Series 2016-C35, Class A3	2.674		07/15/48	60,000	58,386,132
Series 2016-C35, Class XB, IO	1.095	(cc)	07/15/48	55,952	3,423,843
Series 2016-C36, Class A3	2.807		11/15/59	53,000	51,828,880
Series 2016-NXS06, Class A3	2.642		11/15/49	37,500	36,375,109
Series 2017-C38, Class A4	3.190		07/15/50	80,000	79,933,016
Series 2017-C39, Class A4	3.157		09/15/50	115,000	114,578,674
Series 2017-C40, Class A3	3.317		10/15/50	45,680	46,049,254
Series 2018-C44, Class A4	3.948		05/15/51	70,885	74,628,323
Series 2018-C45, Class A3	3.920		06/15/51	49,000	51,451,362
Series 2018-C47, Class A3	4.175		09/15/61	46,000	49,217,176
Series 2019-C50, Class A4	3.466		05/15/52	35,300	35,745,461

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,954,306,745)					4,962,742,398

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CONVERTIBLE BONDS 0.1%

Commercial Services 0.0%
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	1.750%	06/19/24		6,000	$5,945,250

Investment Companies 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	0.500	03/27/20	EUR	3,300	3,554,224
Sr. Unsec’d. Notes, MTN	1.000	03/27/22	EUR	9,000	9,102,030

					12,656,254

TOTAL CONVERTIBLE BONDS (cost $18,671,680)					18,601,504

CORPORATE BONDS 35.2%

Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29		15,385	15,307,152
Sr. Unsec’d. Notes	3.600	05/01/34		42,375	42,243,637
Sr. Unsec’d. Notes	3.900	05/01/49		10,220	10,045,851
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24		62,300	63,340,410
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		42,380	42,538,925
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		44,898	45,178,612
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25		2,700	2,842,452
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20		7,610	7,635,849
Gtd. Notes(a)	3.000	05/11/21		9,120	9,200,259
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25		2,700	2,778,607
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	2.900	03/01/25		5,164	5,126,839
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24		25,000	25,017,153
Sr. Unsec’d. Notes	3.500	03/15/27		21,445	21,251,030
Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26		6,000	5,819,158
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24		7,561	7,480,835
Sr. Unsec’d. Notes	4.125	11/16/28		21,550	22,480,597

					328,287,366

See Notes to Financial Statements.

PGIM Total Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes(a)	2.850%	08/09/22	8,241		$8,195,501
Gtd. Notes(a)	3.490	02/14/22	17,114		17,337,608
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.297	08/14/20	18,200		18,060,588
Gtd. Notes(a)	3.222	08/15/24	13,775		13,480,462
Gtd. Notes	3.557	08/15/27	25,000		23,801,531
Gtd. Notes(a)	4.390	08/15/37	3,115		2,830,014
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255		7,422,477
Gtd. Notes(a)	4.450	06/12/25	21,668		22,351,918
Gtd. Notes	8.125	06/23/19	305		307,253
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	9,400		8,436,500

					122,223,852

Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,684		4,776,390
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	5,295		5,488,304
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.700	04/01/28	2,331		2,343,308
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375	11/01/28	9,788		9,663,640
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	10,745		10,786,303
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—	(r)	530
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	333		351,210
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	198		202,229

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%	10/11/25		2,079	$2,134,126
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	04/29/26		705	721,199
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		1,212	1,322,817
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	7.750	06/17/21		368	377,193
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		161	160,773
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21		743	753,634
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22		95,448	96,204,721
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20		9,310	9,294,660
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29		9,776	9,767,983
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	2.875	04/07/30		15,219	14,612,038
United Airlines 2018-1 Class AA Pass Through Trust, Pass-Through Certificates(a)	3.500	09/01/31		12,106	12,015,236
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26		1,624	1,698,418

					182,674,712

Apparel 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500	06/15/24	EUR	7,175	8,689,991
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000	11/01/24		10,000	9,975,168
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	12,625	14,937,751
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	24,525	30,901,963

					64,504,873

See Notes to Financial Statements.

PGIM Total Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014	%(c)	04/12/21	11,995	$12,016,053
Gtd. Notes, 144A	3.100		04/12/21	16,005	16,127,471
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250		03/02/20	20,605	20,502,400
Gtd. Notes, 144A	3.100		05/04/20	6,190	6,205,121
Gtd. Notes, 144A	3.350		05/04/21	10,540	10,616,881
Ford Holdings LLC, Gtd. Notes	9.375		03/01/20	3,300	3,463,987
Ford Motor Co.,
Sr. Unsec’d. Notes	6.375		02/01/29	2,595	2,782,809
Sr. Unsec’d. Notes	6.625		10/01/28	6,322	7,035,763
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459		03/27/20	16,095	15,984,233
Sr. Unsec’d. Notes(a)	3.096		05/04/23	12,090	11,588,928
Sr. Unsec’d. Notes(a)	3.219		01/09/22	12,975	12,826,744
Sr. Unsec’d. Notes	3.336		03/18/21	21,363	21,288,525
Sr. Unsec’d. Notes	3.810		01/09/24	5,000	4,893,309
Sr. Unsec’d. Notes	3.813		10/12/21	2,000	2,004,082
Sr. Unsec’d. Notes(a)	4.375		08/06/23	13,975	14,082,451
Sr. Unsec’d. Notes	5.085		01/07/21	5,500	5,643,512
Sr. Unsec’d. Notes(a)	5.596		01/07/22	20,000	20,905,313
Sr. Unsec’d. Notes, GMTN(a)	4.389		01/08/26	225	220,294
General Motors Co., Sr. Unsec’d. Notes	4.000		04/01/25	5,560	5,594,671
Sr. Unsec’d. Notes	4.875		10/02/23	3,725	3,924,188
Sr. Unsec’d. Notes	6.250		10/02/43	2,785	2,935,026
Sr. Unsec’d. Notes(a)	6.600		04/01/36	4,470	4,893,962
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		01/15/20	7,490	7,503,377
Gtd. Notes, 3 Month LIBOR + 0.850%	3.442	(c)	04/09/21	11,990	11,973,629
Gtd. Notes(a)	3.450		04/10/22	27,425	27,558,654
Gtd. Notes	3.550		04/09/21	9,070	9,152,983
Gtd. Notes(a)	3.700		05/09/23	21,265	21,362,986
Gtd. Notes(a)	3.850		01/05/28	23,668	22,613,013
Gtd. Notes	4.000		10/06/26	7,785	7,654,720
Gtd. Notes	4.350		01/17/27	23,775	23,764,064

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes(a)	5.250%		03/01/26			2,450	$2,592,821
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20			12,370	12,280,178
Navistar International Corp., Gtd. Notes, 144A(a)	6.625		11/01/25			8,834	8,999,638

							360,991,786

Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500		08/15/24		EUR	9,692	9,372,586
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000		05/15/26			11,025	11,286,844
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250		03/15/26			6,325	6,325,000
Lear Corp.,
Sr. Unsec’d. Notes	5.250		01/15/25			2,100	2,177,012
Sr. Unsec’d. Notes	5.375		03/15/24			11,650	11,968,093
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.625		06/15/24			4,285	4,380,218
Sr. Unsec’d. Notes	4.150		10/01/25			3,900	4,094,613
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22			681	696,761

							50,301,127

Banks 10.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625		01/21/20			30,400	30,201,245
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250		04/01/23			2,532	2,615,556
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A(a)	5.875		04/25/21			12,023	12,113,173
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125		02/23/23			7,600	7,582,036
Sr. Unsec’d. Notes	3.500		04/11/22			6,600	6,676,858
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.724	(c)	04/12/23			3,400	3,390,222
Sr. Unsec’d. Notes(a)	3.848		04/12/23			5,200	5,299,975
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)		49,750	54,351,875
Jr. Sub. Notes, Series FF	5.875	(ff)	—	(rr)		31,720	32,750,900
Jr. Sub. Notes, Series V(a)	5.125	(ff)	—	(rr)		2,225	2,226,480

See Notes to Financial Statements.

PGIM Total Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.738	%(ff)	01/23/22		23,770	$23,691,537
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		3,493	3,478,742
Sr. Unsec’d. Notes	3.366	(ff)	01/23/26		36,535	36,565,946
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28		30,155	29,612,593
Sr. Unsec’d. Notes, GMTN	2.625		04/19/21		3,560	3,552,334
Sr. Unsec’d. Notes, GMTN(a)	3.593	(ff)	07/21/28		79,940	79,697,973
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22		42,510	42,987,324
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		15,420	15,686,354
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30		53,635	54,792,520
Sr. Unsec’d. Notes, MTN(a)	4.000		04/01/24		2,055	2,145,244
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		16,890	17,698,416
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		1,030	1,076,533
Sr. Unsec’d. Notes, MTN(a)	4.330	(ff)	03/15/50		104,325	107,891,741
Sub. Notes, MTN	4.000		01/22/25		44,250	45,339,944
Sub. Notes, MTN(a)	4.200		08/26/24		5,580	5,789,652
Sub. Notes, MTN(a)	4.450		03/03/26		45,890	48,177,914
Sub. Notes, Series L, MTN(a)	3.950		04/21/25		19,960	20,405,216
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19		2,374	2,373,623
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22		33,840	33,899,861
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625	(ff)	—	(rr)	17,715	17,388,513
Sr. Unsec’d. Notes, GMTN	3.000		02/24/25		9,393	9,379,715
Sr. Unsec’d. Notes, MTN	2.200		08/16/23		13,940	13,532,266
Sr. Unsec’d. Notes, MTN	2.950		01/29/23		4,360	4,376,993
Sr. Unsec’d. Notes, MTN	3.250		09/11/24		5,990	6,073,144
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.650		03/16/25		32,165	31,556,889
Sr. Unsec’d. Notes	3.684		01/10/23		12,425	12,429,679
Sr. Unsec’d. Notes	3.932		05/07/25		69,600	69,600,000
Sr. Unsec’d. Notes	4.337		01/10/28		12,590	12,676,419
Sr. Unsec’d. Notes	4.610	(ff)	02/15/23		64,345	65,938,111
Sr. Unsec’d. Notes, MTN(a)	4.972	(ff)	05/16/29		27,400	28,746,185
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450		01/15/20		12,210	12,186,636
BBVA Bancomer SA (Mexico), Sub. Notes(a)	6.500		03/10/21		2,400	2,511,144
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500		03/29/21		1,500	1,441,061

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BNP Paribas SA (France),
Gtd. Notes, MTN(a)	3.250%		03/03/23		9,010	$9,158,788
Sr. Unsec’d. Notes, 144A	3.375		01/09/25		55,885	55,270,680
Sr. Unsec’d. Notes, 144A	4.400		08/14/28		20,035	20,779,614
Sr. Unsec’d. Notes, 144A(a)	4.705	(ff)	01/10/25		4,085	4,279,582
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		1,435	1,428,482
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		12,520	12,632,665
Sub. Notes, 144A, MTN(a)	4.375		05/12/26		8,755	8,928,653
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000		05/22/22		4,005	3,982,328
Sr. Unsec’d. Notes, 144A, MTN	3.250		01/11/28		20,350	19,933,483
Sr. Unsec’d. Notes, 144A, MTN(a)	3.500		10/23/27		4,330	4,212,302
Sub. Notes, 144A, MTN	4.500		03/15/25		4,015	4,101,204
Sub. Notes, 144A, MTN(a)	4.625		07/11/24		3,460	3,551,725
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21		9,550	9,573,904
Capital One NA, Sr. Unsec’d. Notes	2.950		07/23/21		8,385	8,406,334
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		27,940	28,041,808
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800		01/17/23		1,800	1,999,102
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	51,035	52,055,700
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	6,590	6,823,945
Jr. Sub. Notes, Series T	6.250	(ff)	—	(rr)	9,660	10,348,275
Sr. Unsec’d. Notes(a)	2.750		04/25/22		3,065	3,049,898
Sr. Unsec’d. Notes	2.876	(ff)	07/24/23		7,800	7,752,563
Sr. Unsec’d. Notes	3.200		10/21/26		47,585	46,598,567
Sr. Unsec’d. Notes(a)	3.400		05/01/26		20,000	19,990,203
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28		27,530	27,173,886
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28		12,612	12,646,566
Sr. Unsec’d. Notes(a)	3.700		01/12/26		21,150	21,543,300
Sr. Unsec’d. Notes(a)	3.887	(ff)	01/10/28		1,700	1,732,708
Sr. Unsec’d. Notes	4.044	(ff)	06/01/24		4,520	4,665,618
Sr. Unsec’d. Notes	8.125		07/15/39		985	1,491,453
Sub. Notes	4.300		11/20/26		1,175	1,210,549
Sub. Notes	4.400		06/10/25		22,755	23,732,160
Sub. Notes	4.450		09/29/27		36,150	37,517,047
Sub. Notes(a)	4.750		05/18/46		42,640	44,825,164
Citizens Bank NA, Sr. Unsec’d. Notes(a)	2.250		03/02/20		5,770	5,745,594

See Notes to Financial Statements.

PGIM Total Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Agricole SA (France), Jr. Sub. Notes	7.875	%(ff)	—	(rr)		1,000	$1,086,138
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625		09/09/24			6,450	6,605,907
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	3.869	(ff)	01/12/29			8,734	8,659,264
Sr. Unsec’d. Notes, 144A	4.282		01/09/28			3,541	3,611,549
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750		03/26/25			3,590	3,632,475
Gtd. Notes	3.800		09/15/22			1,930	1,970,011
Gtd. Notes	3.800		06/09/23			23,170	23,609,422
Gtd. Notes	4.550		04/17/26			4,315	4,546,227
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150		01/22/21			4,950	4,880,930
Sr. Unsec’d. Notes	3.950		02/27/23			9,250	9,077,967
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	4.027	(c)	02/04/21			18,675	18,572,531
Sr. Unsec’d. Notes	4.250		02/04/21			26,360	26,438,343
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21			2,160	2,144,218
Sr. Unsec’d. Notes, Series D	5.000		02/14/22			79,400	80,972,253
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23			23,200	23,598,089
Gov’t. Gtd. Notes, GMTN, 3 Month LIBOR + 0.240%	2.826	(c)	01/28/20			500	500,540
Gov’t. Gtd. Notes, MTN	2.750		09/16/25			6,500	6,461,293
Sr. Unsec’d. Notes, GMTN	2.000		10/19/21			3,440	3,390,643
Sr. Unsec’d. Notes, GMTN	2.235		04/28/22			1,000	988,583
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875		01/29/20			22,067	21,959,879
Gov’t. Liquid Gtd. Notes	2.250		02/18/20			6,005	5,990,198
Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21			29,500	29,048,444
Gov’t. Liquid Gtd. Notes, 144A	2.250		02/18/20			5,750	5,735,825
Gov’t. Liquid Gtd. Notes, 144A	2.875		01/29/22			9,750	9,841,104
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23			16,750	17,190,168
Gov’t. Liquid Gtd. Notes, EMTN	1.125		06/15/22		GBP	8,000	10,381,050
Gov’t. Liquid Gtd. Notes, EMTN	2.125		02/12/25		GBP	90,700	121,483,079
Discover Bank,
Sr. Unsec’d. Notes(a)	3.450		07/27/26			6,775	6,626,162
Sr. Unsec’d. Notes	4.200		08/08/23			9,280	9,653,596
Sr. Unsec’d. Notes	4.250		03/13/26			675	686,770

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Discover Bank, (cont’d.)
Sub. Notes	7.000%		04/15/20		6,980	$7,243,365
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200		06/05/20		11,260	11,328,792
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	17,210	17,610,477
Jr. Sub. Notes, Series O	5.300	(ff)	—	(rr)	40,010	41,410,350
Jr. Sub. Notes, Series P	5.000	(ff)	—	(rr)	5,000	4,760,000
Sr. Unsec’d. Notes	3.272	(ff)	09/29/25		25,500	25,198,447
Sr. Unsec’d. Notes	3.500		01/23/25		19,430	19,531,732
Sr. Unsec’d. Notes	3.500		11/16/26		19,290	19,018,275
Sr. Unsec’d. Notes	3.625		02/20/24		5,120	5,210,585
Sr. Unsec’d. Notes(a)	3.750		02/25/26		31,653	31,889,005
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29		20,450	20,308,289
Sr. Unsec’d. Notes	3.850		01/26/27		56,150	56,568,639
Sr. Unsec’d. Notes	5.750		01/24/22		16,755	17,970,575
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23		45,270	44,903,439
Sr. Unsec’d. Notes, MTN	4.000		03/03/24		5,140	5,313,808
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		7,855	8,123,978
Sub. Notes(a)	5.150		05/22/45		12,425	13,291,094
Sub. Notes	6.750		10/01/37		276	340,620
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.283	(c)	05/18/21		16,615	16,640,953
Sr. Unsec’d. Notes	4.292	(ff)	09/12/26		1,625	1,692,712
Sr. Unsec’d. Notes	4.300		03/08/26		4,175	4,348,214
Sr. Unsec’d. Notes	4.583	(ff)	06/19/29		41,115	43,529,121
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.835	(c)	03/08/21		230	237,312
Sr. Unsec’d. Notes	4.875		01/14/22		450	473,686
Sub. Notes	4.250		03/14/24		5,560	5,733,031
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550		04/09/24		2,400	2,405,534
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625	(ff)	—	(rr)	30,100	28,543,379
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053	(c)	—	(rr)	4,222	4,241,295
Jr. Sub. Notes, Series S	6.750	(ff)	—	(rr)	29,650	32,846,567
Jr. Sub. Notes, Series Z	5.300	(ff)	—	(rr)	21,720	22,135,721
Sr. Unsec’d. Notes	2.250		01/23/20		22,900	22,830,200
Sr. Unsec’d. Notes	2.550		10/29/20		15,084	15,048,414
Sr. Unsec’d. Notes	2.550		03/01/21		2,567	2,560,799
Sr. Unsec’d. Notes(a)	2.950		10/01/26		19,630	19,211,147
Sr. Unsec’d. Notes(a)	3.125		01/23/25		20,770	20,786,061
Sr. Unsec’d. Notes	3.200		01/25/23		8,265	8,348,334

See Notes to Financial Statements.

PGIM Total Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes(a)	3.200%		06/15/26		17,100	$16,991,191
Sr. Unsec’d. Notes	3.250		09/23/22		8,770	8,876,819
Sr. Unsec’d. Notes	3.300		04/01/26		30,910	30,904,157
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		61,905	61,324,536
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30		95,445	95,652,899
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		6,133	6,236,348
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		7,285	7,105,007
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		52,470	53,909,533
Sr. Unsec’d. Notes	4.250		10/15/20		5,160	5,276,410
Sr. Unsec’d. Notes	4.260	(ff)	02/22/48		19,366	19,864,939
Sr. Unsec’d. Notes	4.350		08/15/21		2,240	2,317,694
Sr. Unsec’d. Notes	4.500		01/24/22		3,350	3,494,819
Sr. Unsec’d. Notes	4.625		05/10/21		1,915	1,984,189
Sub. Notes(a)	3.375		05/01/23		2,775	2,812,806
Sub. Notes	3.875		09/10/24		18,900	19,449,457
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21		100,750	100,994,764
KeyBank NA,
Sr. Unsec’d. Notes	2.250		03/16/20		13,730	13,682,520
Sr. Unsec’d. Notes	2.500		12/15/19		5,750	5,743,086
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		560	584,034
Lloyds Bank PLC (United Kingdom),
Gtd. Notes(a)	3.300		05/07/21		14,600	14,734,052
Gtd. Notes, 144A, MTN	5.800		01/13/20		6,330	6,465,934
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750		01/11/27		7,875	7,810,639
Sr. Unsec’d. Notes	3.900		03/12/24		19,485	19,863,364
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes(a)	2.900		02/06/25		22,525	22,472,167
Sub. Notes	3.400		08/17/27		5,240	5,355,397
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170		09/11/27		10,000	9,872,300
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(ff)	—	(rr)	52,385	52,450,481
Jr. Sub. Notes, Series J	5.550	(ff)	—	(rr)	4,810	4,915,820
Sr. Unsec’d. Notes	5.750		01/25/21		2,920	3,059,957
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24		5,000	5,134,090
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		18,090	18,576,722
Sr. Unsec’d. Notes, GMTN(a)	3.772	(ff)	01/24/29		50,115	50,570,044
Sr. Unsec’d. Notes, GMTN(a)	3.875		01/27/26		18,405	18,861,623

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN(a)	4.431	%(ff)	01/23/30	23,645	$25,028,141
Sr. Unsec’d. Notes, GMTN(a)	5.500		07/28/21	10,485	11,067,847
Sr. Unsec’d. Notes, MTN	2.625		11/17/21	16,890	16,821,515
Sr. Unsec’d. Notes, MTN	2.750		05/19/22	10,000	9,949,000
Sr. Unsec’d. Notes, MTN(a)	3.125		07/27/26	49,095	47,818,694
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28	44,390	44,336,934
Sr. Unsec’d. Notes, MTN(a)	3.971	(ff)	07/22/38	12,045	11,826,897
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	2,530	2,557,437
Sub. Notes, GMTN	4.350		09/08/26	15,545	16,132,798
Sub. Notes, MTN(a)	3.950		04/23/27	16,340	16,499,680
People’s United Bank NA, Sub. Notes	4.000		07/15/24	500	504,112
PNC Bank NA,
Sr. Unsec’d. Notes	2.625		02/17/22	14,615	14,613,703
Sr. Unsec’d. Notes	2.950		02/23/25	12,890	12,860,736
Sub. Notes	2.950		01/30/23	10,835	10,822,120
Sub. Notes	4.200		11/01/25	1,450	1,533,607
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	2.854		11/09/22	1,600	1,601,200
Sr. Unsec’d. Notes	3.450		04/23/29	34,950	35,175,034
Sub. Notes	3.900		04/29/24	2,715	2,821,605
Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875		02/23/28	7,600	9,024,027
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.973	(c)	04/30/21	7,100	7,128,265
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21	35,780	36,179,126
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875		09/12/23	26,670	26,913,741
Sr. Unsec’d. Notes	4.519	(ff)	06/25/24	25,400	26,187,571
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875		10/16/20	430	429,048
Sr. Unsec’d. Notes	2.875		08/05/21	8,090	8,044,906
Sr. Unsec’d. Notes	3.373	(ff)	01/05/24	38,105	37,775,867
Sr. Unsec’d. Notes(a)	3.571		01/10/23	15,400	15,452,919
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20	21,490	21,417,219
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24	80,045	80,892,583

See Notes to Financial Statements.

PGIM Total Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.539	%(c)	04/06/20		3,872	$3,878,176
State Street Corp., Jr. Sub. Notes, Series F	5.250	(ff)	—	(rr)	13,075	13,336,500
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%(a)	2.938	(c)	01/17/20		47,240	47,336,275
Gtd. Notes	2.450		01/16/20		10,750	10,730,919
Gtd. Notes(a)	3.000		01/18/23		5,125	5,131,468
Gtd. Notes, GMTN	2.250		07/11/19		2,560	2,557,952
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442		10/19/21		9,390	9,302,079
SunTrust Bank, Sr. Unsec’d. Notes	2.750		05/01/23		3,675	3,642,234
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500		05/01/19		7,830	7,830,000
U.S. Bancorp,
Jr. Sub. Notes, Series J	5.300	(ff)	—	(rr)	10,605	11,029,200
Sub. Notes, MTN	3.600		09/11/24		12,170	12,567,069
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	(ff)	08/15/23		30,355	29,995,616
Gtd. Notes, 144A	3.491		05/23/23		24,420	24,568,791
Gtd. Notes, 144A(a)	4.125		09/24/25		26,385	27,347,041
Gtd. Notes, 144A(a)	4.125		04/15/26		2,440	2,526,263
Gtd. Notes, 144A	4.253		03/23/28		14,130	14,713,794
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500		03/04/21		6,960	6,925,777
Sr. Unsec’d. Notes, MTN(a)	3.000		02/19/25		8,280	8,200,304

						4,106,452,588

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700		02/01/36		25,475	25,883,749
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000		11/15/39		1,880	2,597,417
Gtd. Notes	8.200		01/15/39		450	629,005
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A(a)	3.551		05/25/21		28,355	28,679,244

						57,789,415

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes(a)	3.250%	08/15/22		7,529	$7,590,315
Sr. Unsec’d. Notes	3.450	11/15/27		27,975	27,692,063
Sr. Unsec’d. Notes	4.350	11/15/47		16,595	16,175,828
Sr. Unsec’d. Notes(a)	4.550	02/20/48		25,125	25,367,634
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44		1,945	2,029,879

					78,855,719

Building Materials 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26		3,000	3,277,500
Griffon Corp., Gtd. Notes	5.250	03/01/22		35,115	35,115,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,397,718
NCI Building Systems, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26		6,000	5,595,000
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,152,083
Sr. Unsec’d. Notes	4.200	12/15/22		1,625	1,669,464
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	18,438,139
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	3,570,701
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,825	1,749,719
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24		24,350	24,806,563
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		14,420	14,816,550

					114,588,437

Chemicals 0.7%
Ashland LLC, Gtd. Notes	6.875	05/15/43		10,850	11,582,375
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		3,565	3,127,182
Gtd. Notes	5.375	03/15/44		6,640	6,076,928
Gtd. Notes	7.125	05/01/20		92	95,479
Sr. Sec’d. Notes, 144A	3.400	12/01/21		22,000	22,114,368
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	28,870	33,673,225

See Notes to Financial Statements.

PGIM Total Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22		4,400	$4,403,269
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22		3,675	3,682,175
Sr. Unsec’d. Notes	4.125	11/15/21		5,320	5,468,422
Sr. Unsec’d. Notes	4.250	11/15/20		1,549	1,577,620
Sr. Unsec’d. Notes(a)	4.625	10/01/44		1,460	1,461,668
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	6,410,783
Sr. Unsec’d. Notes	9.400	05/15/39		330	506,764
Sr. Unsec’d. Notes, 144A(a)	5.550	11/30/48		1,639	1,867,954
DowDuPont, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	16,005,428
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20		3,128	3,125,650
Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,021,174
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		16,860	15,567,679
Sr. Unsec’d. Notes(a)	5.750	04/15/24		4,000	4,407,924
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,604,920
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33		1,040	1,124,297
Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	3,657,477
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25		4,040	3,928,900
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,796,293
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,488,822
Sr. Unsec’d. Notes(a)	5.000	04/01/49		2,595	2,769,665
Sr. Unsec’d. Notes	5.250	01/15/45		7,554	8,149,342
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,032,923
OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	9,500	11,242,302
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		13,900	14,122,122
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		34,910	37,045,598
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,247,047

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sherwin-Williams Co. (The), (cont’d.) Sr. Unsec’d. Notes	3.450%		06/01/27		8,035	$7,931,021
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes	6.500		10/01/26	EUR	3,940	4,533,691
Union Carbide Corp., Sr. Unsec’d. Notes	7.500		06/01/25		850	997,164

						265,847,651

Commercial Services 0.7%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647		05/01/48		7,250	7,328,462
California Institute of Technology, Sr. Unsec’d. Notes	4.700		11/01/2111		1,130	1,252,385
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.170		08/05/19		10,000	9,980,090
Sr. Unsec’d. Notes	2.293		04/23/21		3,500	3,455,148
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	3.443	(c)	09/14/21		1,000	1,005,860
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858		01/01/2114		4,000	4,379,751
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850		07/02/37		2,000	2,435,000
Ecolab, Inc., Sr. Unsec’d. Notes	2.250		01/12/20		5,125	5,111,728
Equifax, Inc., Sr. Unsec’d. Notes	3.950		06/15/23		13,305	13,661,730
ERAC USA Finance LLC,
Gtd. Notes, 144A(a)	2.700		11/01/23		27,400	26,857,468
Gtd. Notes, 144A(a)	3.300		12/01/26		10,390	10,130,097
Gtd. Notes, 144A	3.800		11/01/25		17,535	17,865,523
Gtd. Notes, 144A	4.200		11/01/46		7,890	7,558,504
Gtd. Notes, 144A	4.500		02/15/45		3,720	3,704,342
Gtd. Notes, 144A	6.700		06/01/34		2,355	2,960,621
Gtd. Notes, 144A	7.000		10/15/37		4,090	5,337,652
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885		07/01/2116		5,800	5,548,356
Unsec’d. Notes	4.678		07/01/2114		3,000	3,486,556

See Notes to Financial Statements.

PGIM Total Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Massachusetts Institute of Technology, (cont’d.)
Unsec’d. Notes(a)	5.600%	07/01/2111		942	$1,309,641
Nexi Capital SpA (Italy), Sr. Sec’d. Notes, 144A	4.125	11/01/23	EUR	1,950	2,272,308
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46		9,930	9,340,212
Unsec’d. Notes	3.300	07/15/56		3,840	3,513,618
Unsec’d. Notes	3.619	10/01/37		4,010	4,056,886
SNCF Reseau EPIC (France),
Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		21,000	20,881,350
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	6,938,642
Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,444,297
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		62,105	61,639,213
Gtd. Notes	5.250	01/15/30		12,250	12,311,250
Gtd. Notes	5.500	05/15/27		4,860	5,005,800
Gtd. Notes(a)	5.875	09/15/26		22,575	23,590,875
University of Southern California, Unsec’d. Notes	3.841	10/01/47		9,375	9,806,839

					294,170,204

Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	02/09/24		23,015	23,235,757
Sr. Unsec’d. Notes(a)	3.750	11/13/47		48,610	47,574,598
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,249,403
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		10,040	10,224,560
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		12,400	12,386,118
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		6,650	6,614,895
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		3,500	3,640,000
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19		18,315	18,259,345

					124,184,676

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.9%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375%		07/20/22	EUR	6,000	$6,587,612
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617		08/15/24		2,391	2,327,782
Ally Financial, Inc., Gtd. Notes	8.000		03/15/20		2,892	3,011,295
American Express Co., Sr. Unsec’d. Notes	3.375		05/17/21		21,395	21,653,460
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375		05/26/20		26,300	26,209,155
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300		06/05/19		4,075	4,074,784
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150		07/24/24		7,472	7,675,836
Gtd. Notes	5.600		11/25/39		1,200	1,515,360
Gtd. Notes, 144A	3.150		07/24/24		30,785	31,624,815
Gtd. Notes, 144A	4.400		11/25/19		12,110	12,234,891
Gtd. Notes, 144A	5.600		11/25/39		545	688,226
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26		8,855	9,033,373
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	3.125		09/25/23		13,500	13,858,560
Credit Suisse International (United Kingdom),
Sub. Notes^	2.109	(s)	12/15/20		7,750	7,496,945
Sub. Notes^	2.122	(s)	12/15/20		17,135	16,572,901
Sub. Notes^	2.612	(s)	12/15/21		20,083	18,815,453
Discover Financial Services, Sr. Unsec’d. Notes	3.750		03/04/25		14,835	14,828,962
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341		02/24/24		25,068	24,765,194
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	2.342		11/15/20		11,273	11,151,067
Gtd. Notes(a)	4.418		11/15/35		12,587	11,789,334
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/34		1,527	1,519,786
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250		05/15/19		700	700,802
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		1,425	1,483,892
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875		05/02/18		745	12,963

See Notes to Financial Statements.

PGIM Total Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125%		07/15/26	15,000	$15,037,500
Navient Solutions LLC, Sr. Unsec’d. Notes	2.850	(s)	10/03/22	8,908	8,184,777
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125		09/19/22	15,500	15,300,450
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691		04/29/25	2,738	2,655,285
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	2.595	(s)	06/02/25	8,150	7,172,079
Postal Square LP,
Gov’t. Gtd. Notes	6.500		06/15/22	5,111	5,313,814
Gov’t. Gtd. Notes	8.950		06/15/22	9,377	10,341,677
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390		12/02/24	3,000	3,618,861
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series HH	1.450		08/15/19	5,560	5,541,923
Gov’t. Gtd. Notes, Series LL	2.250		03/15/20	3,880	3,871,749
Sr. Unsec’d. Notes, 144A	2.650		02/16/21	7,645	7,674,336
U.S. Gov’t. Gtd. Notes, Series GG	2.450		07/15/24	270	270,808
U.S. Gov’t. Gtd. Notes, Series KK	3.550		01/15/24	2,779	2,901,228
U.S. Gov’t. Gtd. Notes, Series NN	3.250		06/15/25	3,595	3,696,175
Synchrony Financial, Sr. Unsec’d. Notes	2.700		02/03/20	16,094	16,068,229

					357,281,339

Electric 2.5%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100		12/01/26	1,300	1,286,606
Sr. Unsec’d. Notes	3.750		12/01/47	5,595	5,466,392
Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700		12/01/47	18,040	17,329,168
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series F	2.950		12/15/22	1,600	1,601,315
Appalachian Power Co., Sr. Unsec’d. Notes	3.400		06/01/25	15,645	15,814,631
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950		02/28/22	4,408	4,359,965
Calpine Corp., Sr. Unsec’d. Notes(a)	5.500		02/01/24	2,295	2,277,787

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp., (cont’d.) Sr. Unsec’d. Notes(a)	5.750%	01/15/25	120,385	$119,181,150
CenterPoint Energy Houston Electric LLC, Sec’d. Notes	3.950	03/01/48	6,685	6,794,798
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,330,624
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,560,245
First Mortgage	4.000	03/01/48	4,510	4,554,260
First Mortgage	4.350	11/15/45	2,780	2,958,618
First Mortgage	6.450	01/15/38	690	913,044
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,363,832
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,936,578
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	19,916,631
Jr. Sub. Notes	2.962	07/01/19	4,305	4,304,989
Jr. Sub. Notes	4.104	04/01/21	33,540	34,178,402
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,008,761
Sr. Unsec’d. Notes(a)	4.250	06/01/28	6,200	6,509,431
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	5,445,889
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	45,147,863
Duke Energy Carolinas LLC,
First Mortgage	2.500	03/15/23	11,945	11,862,055
First Mortgage	3.750	06/01/45	3,045	2,969,419
First Mortgage	3.950	03/15/48	6,745	6,803,198
First Mortgage	4.000	09/30/42	1,025	1,038,444
First Mortgage	4.250	12/15/41	6,000	6,292,737
Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	12,725	12,164,440
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,469,746
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	866,488
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	28,073,445
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,160	4,113,198
Gtd. Notes(a)	4.750	06/15/46	12,470	12,740,206
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.750	04/06/23	5,570	5,422,164

See Notes to Financial Statements.

PGIM Total Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Enel Finance International NV (Italy), (cont’d.)
Gtd. Notes, 144A	3.500%		04/06/28	30,900	$29,127,547
Gtd. Notes, 144A	3.625		05/25/27	10,020	9,651,390
Gtd. Notes, 144A	4.875		06/14/29	3,015	3,141,612
Entergy Arkansas LLC, First Mortgage	3.050		06/01/23	1,200	1,206,401
Entergy Corp., Sr. Unsec’d. Notes	4.000		07/15/22	37,970	39,130,315
Entergy Louisiana LLC, Collateral Trust	3.120		09/01/27	12,955	12,826,237
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN(a)	6.350		08/10/28	16,930	17,587,155
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150		01/15/25	5,370	5,374,995
Exelon Corp., Jr. Sub. Notes	3.497		06/01/22	28,185	28,580,752
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950		01/15/20	21,135	21,143,473
Sr. Unsec’d. Notes(a)	6.250		10/01/39	800	912,981
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850		07/15/47	3,870	4,121,894
Sr. Unsec’d. Notes, Series C	7.375		11/15/31	2,310	3,054,202
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A(a)	5.450		07/15/44	1,175	1,327,775
Florida Power & Light Co.,
First Mortgage	3.700		12/01/47	10,130	9,940,510
First Mortgage	3.950		03/01/48	8,380	8,572,240
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055		10/04/26	25,625	24,614,650
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%	9.392	(c)	12/01/23	46,925	46,573,062
Georgia Power Co., Sr. Unsec’d. Notes	4.750		09/01/40	1,050	1,083,406
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300		05/30/27	9,415	9,461,346
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	9.375		04/15/30	525	810,703
Gov’t. Gtd. Notes	8.050		07/07/24	1,940	2,427,419
Gov’t. Gtd. Notes	8.250		04/15/26	20	26,230
Gov’t. Gtd. Notes	8.250		04/15/26	506	667,312
Gov’t. Gtd. Notes	8.250		01/15/27	170	228,519
Gov’t. Gtd. Notes	8.400		01/15/22	3,866	4,427,305

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Gov’t. Gtd. Notes	8.500%		12/01/29	4,625	$6,742,705
Gov’t. Gtd. Notes	8.500		12/01/29	10	14,523
Gov’t. Gtd. Notes	8.625		06/15/29	3,949	5,707,431
Gov’t. Gtd. Notes	8.625		06/15/29	130	187,193
Gov’t. Gtd. Notes	9.400		02/01/21	110	122,485
Gov’t. Gtd. Notes	9.400		02/01/21	25	27,815
Gov’t. Gtd. Notes	9.500		11/15/30	665	1,047,199
Gov’t. Gtd. Notes, MTN	8.400		03/28/25	167	215,832
Gov’t. Gtd. Notes, MTN	8.910		11/18/24	565	735,584
Gov’t. Gtd. Notes, MTN	9.500		04/30/27	170	242,702
Iberdrola International BV (Spain), Gtd. Notes	6.750		09/15/33	15	17,792
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200		03/15/23	475	480,299
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250		12/01/24	7,850	7,893,400
Sr. Unsec’d. Notes	4.100		09/26/28	3,260	3,428,612
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28	20,810	21,008,111
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750		07/13/21	1,000	1,038,917
Sr. Unsec’d. Notes, 144A(a)	4.750		07/13/21	2,125	2,207,699
Sr. Unsec’d. Notes, 144A, MTN	3.000		09/19/22	2,000	2,005,152
Louisville Gas & Electric Co., First Mortgage	4.250		04/01/49	15,000	15,782,748
Nevada Power Co., Sec’d. Notes	5.375		09/15/40	500	567,428
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	2.900		04/01/22	25,835	25,946,684
Gtd. Notes	4.800	(ff)	12/01/77	12,235	11,213,487
NRG Energy, Inc.,
Gtd. Notes(a)	6.625		01/15/27	7,925	8,479,750
Gtd. Notes(a)	7.250		05/15/26	10,370	11,290,337
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950		04/01/25	5,995	6,000,688
PacifiCorp, First Mortgage	3.350		07/01/25	9,960	9,987,103
PECO Energy Co., First Mortgage	4.800		10/15/43	6,449	7,006,934
PPL Electric Utilities Corp., First Mortgage	4.150		06/15/48	8,855	9,193,217

See Notes to Financial Statements.

PGIM Total Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	4,000	$4,020,241
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	24,545	24,547,478
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	2,945	3,078,230
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,937,415
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22	22,110	21,906,403
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48	11,280	11,721,853
Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,662,106
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	17,545	17,332,381
San Diego Gas & Electric Co.,
First Mortgage	3.750	06/01/47	1,665	1,546,780
First Mortgage	5.350	05/15/40	9,512	10,698,646
Sempra Energy,
Sr. Unsec’d. Notes	2.400	03/15/20	9,090	9,060,648
Sr. Unsec’d. Notes	3.400	02/01/28	28,395	27,566,509
Sr. Unsec’d. Notes	3.800	02/01/38	20,750	19,147,782
Southern California Edison Co., First Mortgage, Series B	2.400	02/01/22	5,165	5,059,104
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41	725	758,413
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	4,755	4,913,767
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,946,043

				1,030,571,576

Electronics 0.1%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22	2,900	2,987,870
Sr. Unsec’d. Notes	5.625	12/15/20	4,700	4,870,610
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25	11,775	12,069,375

				19,927,855

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	10/27/27		2,775	$2,483,653
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		9,000	8,442,450
Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26		4,524	4,405,245
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,328,812
Sr. Sec’d. Notes, 144A(a)	5.500	07/31/47		15,544	14,475,350
Swissport Financing Sarl (Luxembourg),
Gtd. Notes	9.750	12/15/22	EUR	32,238	38,520,099
Sr. Sec’d. Notes	6.750	12/15/21	EUR	8,221	9,520,484

					79,176,093

Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875	11/15/26		6,050	5,626,500
Gtd. Notes	6.375	11/15/24	GBP	34,485	44,962,144
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		16,239	15,873,623
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	275	363,066
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,340,942
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		5,150	5,414,272
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26		3,400	3,306,500
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		1,950	1,954,875
Gtd. Notes(a)	6.625	05/15/21		10,375	10,478,750
Gtd. Notes	10.000	12/01/22		25,479	26,816,648
Gtd. Notes, 144A(a)	8.250	03/15/26		12,125	12,564,531
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		3,900	3,879,281
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	5,243	6,150,467

					140,731,599

Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	21,036,384
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25		1,025	1,017,313

See Notes to Financial Statements.

PGIM Total Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
B&G Foods, Inc., Gtd. Notes(a)	4.625%		06/01/21		2,750	$2,750,000
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500		07/08/26	GBP	5,910	8,639,143
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000		03/15/22		11,465	11,487,469
JBS Investments GmbH, Gtd. Notes, 144A	6.250		02/05/23		400	406,000
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750		06/15/25		21,025	21,498,063
Gtd. Notes, 144A	5.875		07/15/24		5,094	5,240,453
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	6.500		04/15/29		11,595	12,290,700
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000		06/01/26		22,205	20,943,460
Gtd. Notes	3.375		06/15/21		15,120	15,238,371
Gtd. Notes	4.000		06/15/23		76,740	78,901,943
Gtd. Notes(a)	5.000		07/15/35		6,940	6,902,642
Gtd. Notes(a)	6.500		02/09/40		1,910	2,124,094
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950		11/01/21		18,925	18,973,939
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,279,219
Sr. Unsec’d. Notes	3.875		10/15/46		5,820	4,918,925
Sr. Unsec’d. Notes(a)	4.450		02/01/47		800	734,760
Mars, Inc.,
Gtd. Notes, 144A	3.875		04/01/39		14,850	14,774,971
Gtd. Notes, 144A	4.200		04/01/59		12,865	12,907,719
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21		28,070	27,417,415
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500		11/30/24	EUR	1,530	1,638,963
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	18,775	20,767,439
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875		09/30/27		3,300	3,407,250

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	2,615	$2,716,355
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375	10/21/20	16,067	16,224,730

				342,237,720

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25	3,697	4,594,355
International Paper Co.,
Sr. Unsec’d. Notes	4.400	08/15/47	3,265	3,031,509
Sr. Unsec’d. Notes	4.800	06/15/44	3,085	3,064,291
Sr. Unsec’d. Notes	5.000	09/15/35	6,990	7,283,854
Sr. Unsec’d. Notes	5.150	05/15/46	2,315	2,355,872
Sr. Unsec’d. Notes	6.000	11/15/41	2,290	2,565,361
Sr. Unsec’d. Notes	7.300	11/15/39	1,320	1,659,460

				24,554,702

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.625	05/20/24	6,875	7,167,188
Sr. Unsec’d. Notes(a)	5.875	08/20/26	6,875	7,158,594
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,340,072
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	250	268,242
NiSource, Inc.,
Sr. Unsec’d. Notes	4.375	05/15/47	22,690	23,212,432
Sr. Unsec’d. Notes	4.800	02/15/44	3,865	4,095,798
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48	5,260	5,378,541
First Mortgage, Series VV(a)	4.300	01/15/49	9,350	9,897,836
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	2,700	2,698,368

				61,217,071

Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	705	708,315
Sr. Unsec’d. Notes(a)	2.950	03/15/25	3,032	3,026,679

See Notes to Financial Statements.

PGIM Total Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Abbott Laboratories, (cont’d.)
Sr. Unsec’d. Notes	4.900%	11/30/46		8,435	$9,615,489
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,685,863
Sr. Unsec’d. Notes(a)	3.363	06/06/24		33,115	33,189,708
Sr. Unsec’d. Notes	3.700	06/06/27		8,700	8,663,378
Sr. Unsec’d. Notes	3.734	12/15/24		3,998	4,062,636
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	7,400	8,727,074
Gtd. Notes	2.250	03/07/39	EUR	10,445	12,807,429
Medtronic, Inc., Gtd. Notes(a)	3.500	03/15/25		12,844	13,234,753
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	19,845,196
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,649,210
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	42,483,746
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,734,691

					173,434,167

Healthcare-Services 1.0%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625	02/15/23		1,000	1,010,000
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272	08/15/48		12,775	13,369,280
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	13,914,169
Sr. Unsec’d. Notes	4.500	05/15/42		1,150	1,083,699
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,455,651
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27		5,020	4,976,238
Sr. Unsec’d. Notes(a)	4.101	03/01/28		8,095	8,280,059
Sr. Unsec’d. Notes	4.650	01/15/43		1,855	1,869,163
Ascension Health, Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	5,168,429
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45		5,750	5,938,213
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	9,805	11,447,979
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125	06/30/24		9,206	6,812,440

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Cigna Holding Co.,
Gtd. Notes	3.250%	04/15/25	20,815	$20,615,268
Gtd. Notes	4.000	02/15/22	1,000	1,026,600
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	500	521,920
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	9,725	9,818,817
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	4,200	4,516,914
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500	05/01/26	5,000	4,750,000
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	6,200	6,502,250
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	33,921	35,701,853
Gtd. Notes(a)	5.375	09/01/26	6,525	6,883,875
Gtd. Notes(a)	5.875	05/01/23	3,000	3,217,800
Gtd. Notes(a)	5.875	02/01/29	6,325	6,807,281
Sr. Sec’d. Notes	4.750	05/01/23	2,204	2,302,917
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19	3,375	3,371,273
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	6,767,140
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	10,776,490
Kaiser Foundation Hospitals, Gtd. Notes(a)	4.150	05/01/47	15,275	16,023,150
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	1,970	1,966,072
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,268,247
Sr. Unsec’d. Notes	3.250	09/01/24	14,680	14,620,910
Sr. Unsec’d. Notes	3.600	09/01/27	10,355	10,363,654
Sr. Unsec’d. Notes	4.625	11/15/20	6,355	6,485,807
Sr. Unsec’d. Notes	4.700	02/01/45	1,075	1,046,542
Mayo Clinic, Unsec’d. Notes	4.128	11/15/52	8,312	8,442,524
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	699,789
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	4,350	4,476,669

See Notes to Financial Statements.

PGIM Total Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
New York & Presbyterian Hospital (The), (cont’d.)
Unsec’d. Notes	4.763%		08/01/2116		4,800	$5,024,941
NYU Langone Hospitals, Sec’d. Notes	4.784		07/01/44		6,375	7,077,312
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744		10/01/47		2,900	2,755,452
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500		03/30/20		9,855	9,819,688
Sr. Unsec’d. Notes(a)	3.450		06/01/26		11,927	11,809,374
Sr. Unsec’d. Notes	3.500		03/30/25		6,630	6,644,880
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350		09/30/24		1,390	1,426,350
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500%	3.500	(c)	07/01/22	EUR	17,500	19,636,047
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250		02/01/27		9,350	9,747,375
Sr. Unsec’d. Notes(a)	6.750		06/15/23		700	714,000
Sr. Unsec’d. Notes(a)	7.000		08/01/25		19,372	19,614,150
Sr. Unsec’d. Notes(a)	8.125		04/01/22		9,130	9,741,345
Texas Health Resources, Sec’d. Notes	4.330		11/15/55		3,450	3,592,308
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375		04/15/27		19,080	19,210,713
Sr. Unsec’d. Notes	4.375		03/15/42		615	641,211
Sr. Unsec’d. Notes	4.625		07/15/35		6,315	6,889,863
Sr. Unsec’d. Notes	4.625		11/15/41		1,725	1,857,652
Sr. Unsec’d. Notes	5.700		10/15/40		185	225,110
Sr. Unsec’d. Notes	5.800		03/15/36		130	158,695
Sr. Unsec’d. Notes	6.625		11/15/37		475	633,511
Willis-Knighton Medical Center, Sec’d. Notes	4.813		09/01/48		4,130	4,550,736

						419,069,795

Home Builders 0.3%
Beazer Homes USA, Inc., Gtd. Notes	8.750		03/15/22		2,900	3,030,500
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375		05/15/25		6,850	6,713,000

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	6.500%	12/15/20		3,000	$3,007,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125	07/01/22		16,405	16,724,898
KB Home, Gtd. Notes	7.000	12/15/21		11,045	11,818,150
Lennar Corp., Gtd. Notes	6.250	12/15/21		12,500	13,156,250
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25		5,000	5,087,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,558,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		25,727	27,141,985
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23		2,283	2,283,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21		12,605	12,612,815
Gtd. Notes, 144A	5.625	03/01/24		2,590	2,615,900
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		7,804	7,569,880
Gtd. Notes	7.000	08/15/22		22,957	23,071,785

					139,391,163

Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	31,125	33,478,498
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	43,533,584
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25		5,025	5,139,570
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,513,952

					99,665,604

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200	04/01/26		20,095	19,122,992

See Notes to Financial Statements.

PGIM Total Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	46,400	$53,408,921
Sr. Unsec’d. Notes	3.875	01/15/35		500	463,211
Sr. Unsec’d. Notes(a)	3.900	04/01/26		27,135	27,452,149
Sr. Unsec’d. Notes	4.125	02/15/24		280	292,303
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,586,779
Sr. Unsec’d. Notes(a)	4.750	04/01/48		4,760	4,827,961
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	7,159,689
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,509,606
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	4,583,711
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23		14,030	14,067,690
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,957,427
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,515,698
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	483,387
Sr. Unsec’d. Notes	5.125	04/15/22		1,200	1,275,486
Sr. Unsec’d. Notes	5.950	10/15/36		755	888,187
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,207,906
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,323,909
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,750,673
Gtd. Notes, 144A(a)	4.850	08/01/44		8,750	9,097,683
Gtd. Notes, 144A	6.500	03/15/35		9,290	11,031,051
Gtd. Notes, 144A	6.500	05/01/42		6,305	7,870,232
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,801,849
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	8,823,635
Markel Corp.,
Sr. Unsec’d. Notes(a)	4.900	07/01/22		2,750	2,896,756
Sr. Unsec’d. Notes	5.000	03/30/43		300	296,939
Sr. Unsec’d. Notes	5.000	04/05/46		5,955	5,979,432
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20		13,080	13,011,009
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40		535	682,085

See Notes to Financial Statements.

68

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20		360	$372,082
Principal Financial Group, Inc.,
Gtd. Notes	4.300		11/15/46		7,190	7,159,659
Gtd. Notes	4.350		05/15/43		3,100	3,117,508
Gtd. Notes	4.625		09/15/42		275	288,547
Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375	(ff)	—	(rr)	15,110	15,072,225
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000		07/15/34		525	644,876
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250		12/06/42		5,235	5,355,392
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270		05/15/47		9,310	9,586,541
Sub. Notes, 144A	4.900		09/15/44		16,598	18,673,202
Sub. Notes, 144A	6.850		12/16/39		325	444,502
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20		225	233,142
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22		2,675	2,799,567
Sr. Unsec’d. Notes	5.375		09/15/20		2,235	2,299,911
Willis North America, Inc., Gtd. Notes	3.600		05/15/24		20,670	20,893,263
XLIT Ltd. (Bermuda), Gtd. Notes	6.250		05/15/27		1,505	1,766,808

						325,952,589

Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750		11/15/21		19,650	20,264,062
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	7.150		12/01/19		4,840	4,950,762
Sr. Unsec’d. Notes, Series R(a)	3.125		06/15/26		37,965	37,074,283
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.226	(c)	12/01/20		22,605	22,679,088
MGM Resorts International, Gtd. Notes	6.000		03/15/23		9,651	10,302,443

See Notes to Financial Statements.

PGIM Total Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125%	08/08/25	11,100	$11,710,141
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21	980	1,016,750

				107,997,529

Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	6,565	6,764,576
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,538,155
Wabtec Corp., Gtd. Notes	4.950	09/15/28	11,817	12,176,261
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	4,770	4,674,456
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,571,635

				26,725,083

Media 1.2%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	6,817	6,902,213
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	10,147,500
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	6,100	6,313,500
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	9,275	9,571,800
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	25,000	26,112,500
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	5,450	5,661,188
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	6,075	6,236,718
Sr. Sec’d. Notes(a)	5.375	05/01/47	14,226	14,267,557
Sr. Sec’d. Notes	6.384	10/23/35	4,110	4,643,659
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,900,194
Sr. Sec’d. Notes	6.834	10/23/55	7,580	8,549,285
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	2,000	2,152,500
Gtd. Notes, Series A	6.500	11/15/22	5,803	5,939,138
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	15,541
Gtd. Notes(a)(h)	4.150	10/15/28	64,160	67,910,877

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., (cont’d.)
Gtd. Notes	4.250%	10/15/30	21,830	$23,221,951
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	11,005	10,747,224
CSC Holdings LLC, Gtd. Notes, 144A	5.500	05/15/26	4,657	4,782,157
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	48,053	48,173,132
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	30,547	30,623,367
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	20,100	21,934,125
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	5,104	5,167,000
Gtd. Notes	5.000	09/20/37	18,973	18,900,823
Gtd. Notes(a)	5.200	09/20/47	2,575	2,562,680
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	12,075,000
Gtd. Notes(a)	7.750	07/01/26	23,627	21,146,165
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes(a)	5.000	05/13/45	2,236	2,201,106
Sr. Unsec’d. Notes(a)	6.125	01/31/46	4,001	4,594,635
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	819	847,665
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000	07/18/20	1,300	1,339,671
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	4,890,014
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,195,850
Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,898,026
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,610,000
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,208,446
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	10,044,625
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,105,720
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,181,019
Sr. Unsec’d. Notes	5.850	09/01/43	7,750	8,442,442
Walt Disney Co. (The),
Gtd. Notes, 144A	6.150	03/01/37	2,325	3,008,655
Gtd. Notes, 144A	6.900	08/15/39	160	226,129
Gtd. Notes, 144A	7.625	11/30/28	550	730,290

See Notes to Financial Statements.

PGIM Total Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Warner Media LLC,
Gtd. Notes	2.950%	07/15/26	16,910	$16,216,808
Gtd. Notes	3.550	06/01/24	3,680	3,747,472
Gtd. Notes	3.600	07/15/25	2,300	2,306,761
Gtd. Notes	3.800	02/15/27	5,960	5,994,720
Gtd. Notes	4.050	12/15/23	13,350	13,902,763
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	16,350	16,023,000

				495,373,611

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750	05/01/43	14,510	16,693,720
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes(a)	5.950	10/15/39	8,267	9,558,738
Newmont Goldcorp Corp., Gtd. Notes, 144A	3.625	06/09/21	2,405	2,424,446
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22	3,108	3,144,534
Sr. Unsec’d. Notes	6.750	04/16/40	6,498	7,831,293
Sr. Unsec’d. Notes	7.500	07/27/35	260	327,925

				39,980,656

Miscellaneous Manufacturing 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	2.200	01/09/20	4,206	4,180,857
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A(a)	3.250	05/27/25	24,400	24,692,805
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26	3,775	3,817,343
Sr. Unsec’d. Notes	7.250	10/01/19	800	814,512

				33,505,517

Multi-National 1.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23	5,396	6,334,996
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	37,300	45,964,940
Sr. Unsec’d. Notes	6.220	08/15/27	4,120	5,110,164
Sr. Unsec’d. Notes	6.375	10/01/28	2,560	3,285,395

See Notes to Financial Statements.

72

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Asian Development Bank (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes, GMTN	0.500%		07/30/20	ZAR	53,000	$3,387,109
Sr. Unsec’d. Notes, GMTN	0.500		08/28/20	ZAR	52,000	3,290,849
Sr. Unsec’d. Notes, GMTN	0.500		09/28/20	ZAR	46,000	2,903,740
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000		05/10/19		20,275	20,271,148
Sr. Unsec’d. Notes	2.125		09/27/21		47,770	46,744,856
Sr. Unsec’d. Notes(a)	2.200		07/18/20		4,040	3,996,732
Sr. Unsec’d. Notes	2.750		01/06/23		17,745	17,508,637
Sr. Unsec’d. Notes(a)	3.250		02/11/22		9,915	9,962,195
Sr. Unsec’d. Notes	4.375		06/15/22		16,587	17,204,866
Sr. Unsec’d. Notes	8.125		06/04/19		2,745	2,754,855
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	2,904,249
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500		12/19/22		1,000	904,783
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	2.590	(cc)	12/29/26		3,500	3,430,070
Inter-American Development Bank (Supranational Bank),
Notes	6.800		10/15/25		14,240	17,536,810
Sr. Unsec’d. Notes	7.000		06/15/25		3,914	4,793,231
Unsec’d. Notes	6.950		08/01/26		2,000	2,496,404
Unsec’d. Notes, EMTN	0.500		10/30/20	ZAR	23,000	1,441,979
Unsec’d. Notes, EMTN	0.500		11/30/20	ZAR	47,000	2,917,581
Unsec’d. Notes, MTN	6.290		07/16/27		2,756	3,381,774
Unsec’d. Notes, MTN	6.750		07/15/27		13,230	16,699,465
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500		12/05/22		60,500	56,130,145
Notes, EMTN	0.500		02/07/23		7,000	6,524,315
Sr. Unsec’d. Notes	—	(cc)	06/30/34		8,488	5,585,528
Sr. Unsec’d. Notes^	0.711	(cc)	05/30/34		200	148,460
Sr. Unsec’d. Notes	2.336	(cc)	06/28/26		12,958	12,416,615
Sr. Unsec’d. Notes, EMTN	1.820	(cc)	08/11/26		21,410	19,700,968
Sr. Unsec’d. Notes, MTN	—	(cc)	07/31/34		4,605	3,082,265
Sr. Unsec’d. Notes, MTN	—	(cc)	08/28/34		853	560,148
Sr. Unsec’d. Notes, MTN	—	(cc)	11/28/34		273	187,114
Sr. Unsec’d. Notes, MTN	2.307	(cc)	05/31/26		14,690	13,911,121
Unsec’d. Notes, MTN	3.448	(s)	09/17/30		2,250	1,585,697

See Notes to Financial Statements.

PGIM Total Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400%		10/26/22	62,190	$61,297,276
Sr. Unsec’d. Notes	4.375		02/11/20	22,895	23,129,808

					449,486,288

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500		12/01/24	2,600	2,752,750

Oil & Gas 2.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.554	(s)	10/10/36	45,000	22,496,386
Sr. Unsec’d. Notes	6.200		03/15/40	4,200	5,177,852
Sr. Unsec’d. Notes	6.450		09/15/36	12,600	15,727,310
Sr. Unsec’d. Notes	7.950		06/15/39	1,600	2,295,572
Apache Corp., Sr. Unsec’d. Notes	3.250		04/15/22	1,179	1,184,962
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		11/01/26	2,668	2,601,300
Sr. Unsec’d. Notes, 144A	10.000		04/01/22	7,425	8,111,813
BP Capital Markets America, Inc.,
Gtd. Notes	3.245		05/06/22	1,515	1,538,556
Gtd. Notes	4.500		10/01/20	435	445,813
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521		01/15/20	6,000	5,994,191
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250		06/15/37	24,305	24,718,587
Sr. Unsec’d. Notes(a)	5.400		06/15/47	20,865	21,872,001
Sr. Unsec’d. Notes	6.750		11/15/39	23,573	27,008,926
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750		02/15/20	30,285	31,193,550
CNX Resources Corp., Gtd. Notes	5.875		04/15/22	7,140	7,104,300
Concho Resources, Inc.,
Gtd. Notes	4.300		08/15/28	12,390	12,911,230
Gtd. Notes(a)	4.850		08/15/48	4,515	4,759,064
Gtd. Notes	4.875		10/01/47	8,994	9,523,806
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250		05/15/22	8,537	8,599,647

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	5.600%	07/15/41		14,222	$15,740,554
Encana Corp. (Canada),
Gtd. Notes(a)	6.500	08/15/34		9,845	11,849,156
Gtd. Notes(a)	6.500	02/01/38		2,720	3,222,780
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		4,175	4,446,375
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	4.000	09/12/23		4,275	4,382,305
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		500	517,942
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		8,157	8,768,155
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800	09/15/37		1,150	1,405,926
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		7,815	7,893,150
Sr. Unsec’d. Notes, 144A(a)	4.750	04/24/25		6,710	6,961,625
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,104,532
Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24		1,060	1,250,722
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20		1,625	1,689,838
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	10,641,523
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		13,633	12,883,185
Gtd. Notes, 144A	7.000	03/31/24		13,425	12,732,807
Newfield Exploration Co.,
Gtd. Notes(a)	5.625	07/01/24		33,621	36,710,770
Gtd. Notes	5.750	01/30/22		8,235	8,774,050
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24		3,700	3,777,146
Sr. Unsec’d. Notes	4.150	12/15/21		7,450	7,631,882
Sr. Unsec’d. Notes	5.050	11/15/44		11,325	11,697,949
Sr. Unsec’d. Notes(a)	5.250	11/15/43		9,800	10,298,066
Sr. Unsec’d. Notes	6.000	03/01/41		2,322	2,620,448
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		6,700	6,943,136
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,106,065
Sr. Unsec’d. Notes, MTN	5.625	05/20/43		2,155	2,235,160
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.750	01/14/25	EUR	3,365	4,177,237

See Notes to Financial Statements.

PGIM Total Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes(a)	5.299%	01/27/25		14,450	$14,840,150
Gtd. Notes	5.750	02/01/29		19,465	19,513,662
Gtd. Notes	6.625	01/16/34	GBP	19,080	27,073,371
Gtd. Notes	6.900	03/19/49		33,455	33,413,181
Gtd. Notes	7.375	01/17/27		25,390	28,330,162
Gtd. Notes	8.750	05/23/26		2,740	3,284,712
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	26,925	30,160,123
Gtd. Notes	4.875	01/24/22		3,121	3,150,525
Gtd. Notes(a)	5.375	03/13/22		2,705	2,763,780
Gtd. Notes	5.500	01/21/21		14,690	14,972,782
Gtd. Notes	6.350	02/12/48		20,034	17,730,090
Gtd. Notes	6.375	01/23/45		11,729	10,461,095
Gtd. Notes(a)	6.500	03/13/27		27,040	27,388,816
Gtd. Notes	9.500	09/15/27		1,590	1,871,117
Gtd. Notes, EMTN	1.875	04/21/22	EUR	3,100	3,459,575
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	18,988,622
Gtd. Notes, EMTN	2.750	04/21/27	EUR	14,770	14,834,882
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,470,051
Gtd. Notes, EMTN	4.875	02/21/28	EUR	15,360	17,623,670
Gtd. Notes, MTN(a)	6.750	09/21/47		49,980	46,081,560
Gtd. Notes, MTN	6.875	08/04/26		8,100	8,431,290
Sr. Unsec’d. Notes	8.625	02/01/22		16,504	17,783,060
Phillips 66,
Gtd. Notes(a)	4.650	11/15/34		2,970	3,184,181
Gtd. Notes(a)	4.875	11/15/44		2,830	3,039,447
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,023,040
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,158,986
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	26,046,515
Sr. Unsec’d. Notes(a)	4.000	04/01/29		10,075	10,218,229
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500	03/23/21		1,130	1,103,671

					843,127,695

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,234,853

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625%		09/15/23	EUR	22,250	$25,305,477
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625		05/15/23		3,665	3,699,598
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250		02/15/22	EUR	9,975	11,456,807
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375		08/15/25		1,200	1,275,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	5.750		10/15/20		2,806	2,813,983
WestRock RKT LLC, Gtd. Notes	4.900		03/01/22		1,700	1,777,808

						46,328,673

Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900		11/06/22		14,258	14,216,802
Sr. Unsec’d. Notes	3.200		11/06/22		1,112	1,121,803
Sr. Unsec’d. Notes	3.600		05/14/25		14,685	14,771,508
Sr. Unsec’d. Notes	4.500		05/14/35		20,745	20,292,515
Sr. Unsec’d. Notes	4.700		05/14/45		11,000	10,536,522
Sr. Unsec’d. Notes	4.875		11/14/48		8,155	8,052,314
Allergan Funding SCS,
Gtd. Notes	3.000		03/12/20		28,020	28,023,738
Gtd. Notes	3.450		03/15/22		1,300	1,306,586
Gtd. Notes(a)	4.550		03/15/35		54,564	53,701,377
Allergan Sales LLC, Gtd. Notes, 144A	4.875		02/15/21		5,106	5,254,038
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250		03/01/25		3,875	3,840,518
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125		04/15/25		2,000	2,022,500
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.232	(c)	06/25/21		29,120	28,956,012
Gtd. Notes, 144A(a)	3.500		06/25/21		12,600	12,663,725
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616		06/15/22		14,120	13,899,030
Sr. Unsec’d. Notes(a)	3.410		06/15/27		5,940	5,637,042

See Notes to Financial Statements.

PGIM Total Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes, 144A(a)	4.375%	10/15/28	34,070	$35,143,213
Gtd. Notes, 144A	4.800	08/15/38	15,935	16,068,698
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22	10,067	9,926,070
Sr. Unsec’d. Notes(a)	2.875	06/01/26	11,150	10,533,861
Sr. Unsec’d. Notes	4.780	03/25/38	11,830	11,507,913
Sr. Unsec’d. Notes(a)	5.050	03/25/48	34,180	33,725,672
Sr. Unsec’d. Notes	5.125	07/20/45	2,782	2,765,583
Sr. Unsec’d. Notes(a)	5.300	12/05/43	6,640	6,788,323
Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	12,145	12,459,703
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23	12,128	9,884,320
Gtd. Notes, 144A	6.000	02/01/25	17,205	13,140,319
Express Scripts Holding Co.,
Gtd. Notes	3.300	02/25/21	7,900	7,953,929
Gtd. Notes	3.400	03/01/27	2,255	2,194,335
Gtd. Notes	4.500	02/25/26	45,085	47,123,635
Mylan NV,
Gtd. Notes	3.150	06/15/21	4,405	4,404,687
Gtd. Notes	5.250	06/15/46	2,930	2,661,978
Mylan, Inc.,
Gtd. Notes(a)	5.200	04/15/48	36,320	32,708,421
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,320,779
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	16,365	16,171,157
Gtd. Notes	2.875	09/23/23	30,555	30,147,571
Gtd. Notes	3.200	09/23/26	79,780	77,644,170
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.800	11/26/20	7,385	7,485,924
Sr. Unsec’d. Notes, 144A	4.000	11/26/21	16,395	16,825,830
Sr. Unsec’d. Notes, 144A	4.400	11/26/23	6,195	6,512,163

				654,394,284

Pipelines 1.2%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	25,167,791
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20	1,916	1,947,212

See Notes to Financial Statements.

78

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes	4.650%		06/01/21	510	$527,516
Gtd. Notes(a)	5.150		03/15/45	3,815	3,710,649
Gtd. Notes	5.300		04/15/47	4,095	4,065,364
Gtd. Notes	6.000		06/15/48	481	522,187
Gtd. Notes	6.250		04/15/49	1,000	1,122,694
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600		04/01/44	1,325	1,194,156
Enterprise Products Operating LLC,
Gtd. Notes	4.875	(ff)	08/16/77	19,000	18,151,080
Gtd. Notes	4.900		05/15/46	28,346	30,465,355
Gtd. Notes	5.100		02/15/45	8,500	9,290,725
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750		07/15/23	6,290	6,411,700
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375		03/30/38	4,819	4,891,694
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500		04/01/20	2,009	2,072,321
Gtd. Notes	6.500		09/01/39	1,260	1,493,468
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200		12/01/42	1,600	1,472,615
Sr. Unsec’d. Notes	4.200		03/15/45	2,830	2,658,879
Sr. Unsec’d. Notes(a)	4.200		10/03/47	9,504	9,162,334
Sr. Unsec’d. Notes	4.250		02/01/21	5,500	5,632,877
Sr. Unsec’d. Notes	4.250		09/15/46	2,540	2,486,082
Sr. Unsec’d. Notes	5.150		10/15/43	14,820	16,090,881
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625		04/01/22	13,955	14,174,186
Gtd. Notes, 144A	3.900		04/01/24	20,820	21,314,507
Gtd. Notes, 144A	4.625		04/01/29	5,980	6,202,468
MPLX LP,
Sr. Unsec’d. Notes	4.000		03/15/28	6,590	6,597,711
Sr. Unsec’d. Notes	4.500		04/15/38	26,340	25,262,048
Sr. Unsec’d. Notes	5.200		03/01/47	2,081	2,143,101
ONEOK Partners LP, Gtd. Notes	6.850		10/15/37	1,000	1,176,854
ONEOK, Inc.,
Gtd. Notes	4.950		07/13/47	52,825	52,726,089
Gtd. Notes	6.000		06/15/35	4,200	4,620,565
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700		06/15/44	1,090	1,026,786

See Notes to Financial Statements.

PGIM Total Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.150%	06/01/42	700	$675,967
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,700,000
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	5,760	5,674,012
Gtd. Notes	4.500	03/15/45	1,061	1,076,628
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	8,625	8,658,618
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	01/15/28	3,349	3,411,794
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	800,949
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	19,124,129
Valero Energy Partners LP, Gtd. Notes(a)	4.500	03/15/28	7,970	8,339,016
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,438,310
Sr. Unsec’d. Notes	4.000	07/01/22	700	715,006
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,385,756
Sr. Unsec’d. Notes	5.450	04/01/44	875	908,412
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	48,275,229
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	18,822,088
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	8,898,972
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	9,951,627
Sr. Unsec’d. Notes(a)	4.850	03/01/48	17,050	17,083,447
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,893,069
Sr. Unsec’d. Notes	5.100	09/15/45	12,970	13,290,961
Sr. Unsec’d. Notes	6.300	04/15/40	4,000	4,647,904

				480,553,789

Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,803,781
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	15,056,195

				23,859,976

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	14,830	$14,777,273
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,494,416
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	8,650	9,095,562
HCP, Inc., Sr. Unsec’d. Notes	3.400	02/01/25	8,835	8,839,497
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,859,703
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,438,787
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	1,000	960,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	2,800	2,807,000
Gtd. Notes	5.500	05/01/24	5,025	5,138,063
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	13,790	13,476,518
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	10,335	10,425,431
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	350	356,024
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	12,067,087
Gtd. Notes	3.500	02/01/25	5,000	5,029,761
Gtd. Notes	3.850	04/01/27	31,660	31,878,319
Gtd. Notes	4.400	01/15/29	5,000	5,232,731
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20	13,220	13,290,405
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25	10,745	11,100,362
Sr. Unsec’d. Notes	4.125	03/15/29	1,050	1,076,907
Sr. Unsec’d. Notes	4.250	04/01/26	16,080	16,636,056

				187,979,902

Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	18,000	17,916,610

See Notes to Financial Statements.

PGIM Total Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.288	%(c)	04/17/20		26,605	$26,607,099
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000		04/01/26		1,385	1,391,311
Jewel UK Bondco PLC (United Kingdom), Sr. Sec’d. Notes(a)	8.500		04/15/23	GBP	6,241	8,362,908
L Brands, Inc.,
Gtd. Notes(a)	5.625		02/15/22		896	929,600
Gtd. Notes(a)	5.625		10/15/23		19,242	19,843,313
Gtd. Notes	6.750		07/01/36		10,500	9,135,000
Gtd. Notes	7.000		05/01/20		2,950	3,053,250
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875		01/15/22		475	478,674
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	6.300		10/15/37		860	1,063,011
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875		06/01/25		19,185	17,386,406
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625		12/01/25		34,149	34,063,628
Walmart, Inc., Sr. Unsec’d. Notes	3.250		07/08/29		24,955	25,201,599

						165,432,409

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650		12/06/22		3,225	3,283,799

Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes(a)	3.000		01/15/22		7,950	7,902,579
Gtd. Notes	3.625		01/15/24		15,740	15,626,952
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21		60,550	60,522,752
Gtd. Notes, 144A	3.125		10/15/22		40,385	40,172,414
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	3.922		06/01/21		12,015	12,188,023
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500		02/01/25		8,049	8,288,297
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21		7,940	7,847,119

See Notes to Financial Statements.

82

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875%		09/01/22		6,600	$6,717,084
Gtd. Notes, 144A	4.625		06/01/23		16,600	17,318,116
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	2.900		05/20/24		9,450	9,419,170

						186,002,506

Software 0.8%
CA, Inc., Sr. Unsec’d. Notes	3.600		08/15/22		28,170	28,371,205
Fiserv, Inc., Sr. Unsec’d. Notes	2.700		06/01/20		5,765	5,756,805
Infor US, Inc., Gtd. Notes	5.750		05/15/22	EUR	30,069	34,226,550
InterXion Holding NV (Netherlands),
Gtd. Notes	4.750		06/15/25	EUR	13,465	16,113,446
Gtd. Notes, 144A	4.750		06/15/25	EUR	53,755	64,328,131
IQVIA, Inc., Gtd. Notes, 144A	3.500		10/15/24	EUR	15,275	17,548,758
Microsoft Corp.,
Sr. Unsec’d. Notes	3.700		08/08/46		15,560	15,600,057
Sr. Unsec’d. Notes	3.950		08/08/56		5,965	6,090,463
Sr. Unsec’d. Notes(a)	4.250		02/06/47		3,908	4,279,382
Sr. Unsec’d. Notes	4.450		11/03/45		1,685	1,881,270
Sr. Unsec’d. Notes	4.500		02/06/57		7,050	7,925,095
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400		09/15/23		31,410	30,931,681
Sr. Unsec’d. Notes(a)	2.950		05/15/25		52,640	52,393,053
Sr. Unsec’d. Notes	3.800		11/15/37		18,205	18,056,522
Sr. Unsec’d. Notes	4.300		07/08/34		3,265	3,478,656

						306,981,074

Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400		05/15/25		20,040	20,130,573
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.777	(c)	06/12/24		14,165	14,226,193
Sr. Unsec’d. Notes	3.950		01/15/25		11,900	12,276,323
Sr. Unsec’d. Notes(a)	4.300		02/15/30		12,200	12,495,596
Sr. Unsec’d. Notes	4.350		06/15/45		10,550	9,957,870
Sr. Unsec’d. Notes(a)	4.500		05/15/35		4,295	4,312,372
Sr. Unsec’d. Notes(a)	4.550		03/09/49		2,414	2,325,349

See Notes to Financial Statements.

PGIM Total Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.850%	03/01/39	124,975	$127,818,165
Sr. Unsec’d. Notes	4.900	08/15/37	4,266	4,399,999
Sr. Unsec’d. Notes	5.150	03/15/42	2,700	2,808,768
Sr. Unsec’d. Notes	5.150	02/15/50	16,917	17,751,937
Sr. Unsec’d. Notes(a)	5.250	03/01/37	12,650	13,548,456
Sr. Unsec’d. Notes(a)	5.350	09/01/40	370	395,317
Sr. Unsec’d. Notes(a)	5.450	03/01/47	3,040	3,331,735
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.350	05/20/24	1,400	1,458,040
Gtd. Notes, 144A(a)	5.350	05/20/24	1,200	1,249,748
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	9,665	10,075,763
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	19,189	19,524,807
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	1,575	1,575,000
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes(a)	8.250	12/30/22	926	609,771
Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	1,003	660,476
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes(a)	8.250	09/30/22	874	340,860
Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	947	369,330
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23	5,040	3,569,328
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21	23,291	23,378,341
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28	10,000	10,123,250
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	4,800	4,596,000
Gtd. Notes	6.900	05/01/19	1,252	1,252,000
Gtd. Notes(a)	8.750	03/15/32	27,050	28,402,500
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000	03/01/20	11,450	11,764,875
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25	20,250	20,452,500
Gtd. Notes(a)	7.875	09/15/23	28,400	29,584,280
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.125	08/15/46	4,960	4,912,697
Sr. Unsec’d. Notes	4.500	08/10/33	30,750	32,973,225
Sr. Unsec’d. Notes(a)	4.522	09/15/48	7,705	8,035,464
Sr. Unsec’d. Notes	4.672	03/15/55	1,800	1,897,989

See Notes to Financial Statements.

84

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.750%	11/01/41		5,605	$6,025,495
Sr. Unsec’d. Notes	4.862	08/21/46		9,085	9,881,763
Sr. Unsec’d. Notes(a)	5.012	04/15/49		9,609	10,821,391
Sr. Unsec’d. Notes, 144A(a)	4.016	12/03/29		18,405	19,217,516
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	15,800	17,287,109
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	34,875	37,351,208
Sr. Sec’d. Notes, 144A	5.000	01/20/26		25,462	23,272,268

					586,441,647

Textiles 0.0%
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,108,262
Gtd. Notes	3.700	04/01/27		8,960	9,178,624
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	692,836

					17,979,722

Transportation 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,042,511
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,819,835
CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	73,263,075
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	35,585,337
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	5,665,368
FedEx Corp.,
Gtd. Notes(a)	4.050	02/15/48		385	343,477
Gtd. Notes	4.550	04/01/46		6,605	6,391,753
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		9,975	10,623,375
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20		3,700	3,984,542
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20		7,225	7,211,725

See Notes to Financial Statements.

PGIM Total Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
SNCF Mobilites (France), Sr. Unsec’d. Notes, EMTN	5.375%	03/18/27	GBP	37,291	$61,260,782
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	08/15/24		4,444	4,588,430

					215,780,210

Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		20,000	20,897,400
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23		2,200	2,224,024
Gtd. Notes, 144A	5.500	02/15/24		7,460	7,863,586
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21		21,250	21,352,604

					52,337,614

Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47		4,980	4,676,923

TOTAL CORPORATE BONDS (cost $14,182,168,624)					14,317,423,181

MUNICIPAL BONDS 0.8%

California 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs	6.263	04/01/49		12,630	18,063,931
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	795,139
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	6,413,923
Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39		5,045	6,425,463
Los Angeles Department of Water & Power,
Revenue Bonds, BABs	5.716	07/01/39		8,475	10,753,588
Taxable, Revenue Bonds, BABs, Series SY	6.008	07/01/39		6,200	7,686,636
State of California,
GO Unlimited, BABs	7.300	10/01/39		835	1,213,823
GO Unlimited, BABs	7.625	03/01/40		275	418,578
GO Unlimited, Taxable, BABs	7.550	04/01/39		1,600	2,445,120

See Notes to Financial Statements.

86

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
University of California,
Revenue Bonds, BABs	5.770%	05/15/43	500	$629,020
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,080,627
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	5,236,581
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,353,298

				64,515,727

Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,284,140
Regional Transportation District, Revenue Bonds,BABs, Series 2010B	5.844	11/01/50	3,320	4,493,454

				5,777,594

Illinois 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs	6.395	01/01/40	3,170	4,229,351
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	5,993,203
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	6,052,117
Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,422,200
State of Illinois, GO Unlimited, Series D	5.000	11/01/22	79,600	85,624,128

				108,320,999

Kentucky 0.0%
Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	4.303	11/01/19	800	805,440
Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,088,822

				2,894,262

New Jersey 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	23,184,654
Taxable, Revenue Bonds, BABs, Series F(a)	7.414	01/01/40	12,865	19,303,418
Rutgers State University, Revenue Bonds, BABs	5.665	05/01/40	1,350	1,644,746

				44,132,818

See Notes to Financial Statements.

PGIM Total Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs, Series TR	6.687%	11/15/40	700	$940,086
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs	4.725	11/01/23	1,400	1,520,512
Revenue Bonds, BABs	4.905	11/01/24	1,100	1,208,042
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,810	3,759,892
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	22,282,136
Port Authority of New York & New Jersey,
Consol. 174th, Revenue Bonds	4.458	10/01/62	2,600	2,936,700
Consol., Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	10,178,196
Revenue Bonds	4.031	09/01/48	4,000	4,211,240

				47,036,804

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	8,712,709
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	348,339

				9,061,048

Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,446,950

Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	856,865

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	515,292
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	6,666,049

				7,181,341

Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,148,975
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	27,600	27,201,456

				29,350,431

See Notes to Financial Statements.

88

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas 0.0%
City of San Antonio Electric & Gas Systems, Taxable, Revenue Bonds	4.427%		02/01/42	6,480	$7,151,458

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179		09/01/2117	9,850	9,855,811

TOTAL MUNICIPAL BONDS (cost $326,935,474)					341,582,108

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19	11	11,151
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000%	4.641	(c)	02/25/45	45	46,090
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.652	(c)	07/27/57	7,309	7,228,805
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.667	(c)	03/27/36	12,956	12,628,475
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130%	2.607	(c)	02/27/37	17,829	17,383,129
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.647	(c)	05/27/36	12,960	12,824,145
Banc of America Funding Trust,
Series 2005-D, Class A1	4.692	(cc)	05/25/35	61	63,776
Series 2006-I, Class 4A1	4.491	(cc)	10/20/46	43	34,621
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.693	(c)	05/26/37	1,373	1,365,102
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.177	(c)	09/26/45	2,669	2,739,846
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	2.642	(c)	09/29/36	12,951	12,681,805
Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	4,840	4,812,494
Series 2015-R09, Class 2A1, 144A, 1 Month LIBOR + 0.205%	2.682	(c)	02/26/37	8,334	8,200,849
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500		10/25/31	2	2,277
Series 2004-E, Class 2A6	4.391	(cc)	06/25/34	357	357,996
Series 2005-B, Class 2A1	4.700	(cc)	03/25/35	459	450,469
Series 2005-B, Class 2A2	4.700	(cc)	03/25/35	16	15,270

See Notes to Financial Statements.

PGIM Total Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.659	%(cc)	05/25/35	144	$145,036
Series 2005-04, Class 23A2	4.659	(cc)	05/25/35	48	48,576
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.734	(cc)	02/25/33	4	4,321
Series 2005-04, Class 3A1	4.171	(cc)	08/25/35	234	219,207
Series 2007-03, Class 1A1	4.301	(cc)	05/25/47	309	287,982
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	10/25/27	11,690	11,791,696
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28	40,560	40,742,658
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.427	(c)	08/25/28	25,632	25,648,662
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.827	(c)	08/25/28	11,850	11,872,522
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	08/25/28	19,650	19,649,965
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.677	(c)	10/25/27	26,150	26,149,990
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.327	(c)	10/25/27	33,090	33,267,240
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.930	(c)	04/25/29	27,690	27,708,754
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.989	(c)	11/01/23	172,071	172,071,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%	3.896	(c)	04/25/24	112,226	112,225,988
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.670	(cc)	02/19/34	11,143	11,406,413
Series 2005-29, Class A1	5.750		12/25/35	658	565,939
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750%	4.592	(c)	02/20/36	28	24,501
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	12/25/57	100,146	100,705,250
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	01/25/57	80,375	81,768,718
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	29,758	28,626,245
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	63,962	62,754,782
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.018	(cc)	09/25/47	7,094	6,740,093

See Notes to Financial Statements.

90

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	%(c)	11/25/28	53,500	$53,499,898
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.734	(c)	04/25/29	15,300	15,310,490
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.284	(c)	04/25/29	12,000	12,009,922
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.927	(c)	01/25/29	4,388	4,402,988
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.930	(c)	10/18/30	1	797
Series 2001-29, Class Z	6.500		07/25/31	32	35,256
Series 2012-132, Class KI, IO	3.000		12/25/32	11,399	1,495,084
Series 2013-57, Class MI	3.000		06/25/28	4,528	364,160
Series 2018-58, Class BI	4.000		08/25/48	8,055	1,537,712
Freddie Mac REMICS,
Series 1628, Class LZ	6.500		12/15/23	12	12,817
Series 1935, Class JZ	7.000		02/15/27	69	76,362
Series 2241, Class PH	7.500		07/15/30	32	37,205
Series 4456, Class BI	4.000		05/15/44	2,303	306,011
Series 4736, Class IP	4.000		08/15/47	8,405	1,530,980
Series 4751, Class PI	4.000		11/15/47	5,939	1,113,137
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	01/25/49	1,750	1,803,645
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN03, Class M3, 1 Month LIBOR + 4.000%	6.477	(c)	08/25/24	1,320	1,425,952
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%	7.027	(c)	10/25/24	3,339	3,657,376
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850%	4.327	(c)	10/25/27	11,550	11,667,488
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.777	(c)	10/25/27	48,903	52,946,718
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.777	(c)	03/25/29	33,172	33,286,536
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.727	(c)	11/25/28	8,029	8,151,242
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%	3.827	(c)	03/25/29	11,727	11,793,889
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.777	(c)	04/25/29	30,250	30,399,502

See Notes to Financial Statements.

PGIM Total Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.845	%(c)	07/25/44	135	$135,374
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.426	(c)	02/25/45	14	14,004
Government National Mortgage Assoc.,
Series 2015-165, Class IB	3.500		11/20/42	11,346	1,606,691
Series 2015-64, Class IA	4.000		05/20/45	25,607	4,642,367
Series 2018-05, Class IB, IO	4.000		01/20/48	27,999	5,506,398
Series 2018-21, Class IH	4.500		02/20/48	11,691	2,241,745
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	5,219	5,164,004
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	6,300	6,070,224
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	10/26/36	10,202	10,022,398
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	10/26/36	5,200	4,817,216
Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	10/25/28	16,020	16,009,757
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520%	2.997	(c)	04/25/35	1,969	1,925,179
IndyMac ARM Trust, Series 2001-H02, Class A1	3.909	(cc)	01/25/32	2	2,261
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2	3.933	(cc)	08/25/36	11,019	10,239,155
Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180%	2.657	(c)	07/25/37	4,215	4,026,134
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.334	(cc)	03/25/36	173	155,682
JPMorgan Resecuritization Trust, Series 2015-02, Class 2A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	08/26/46	1,729	1,730,793
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22	28,913	29,010,482
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23	31,122	31,236,171

See Notes to Financial Statements.

92

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Trust, (cont’d.)
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981	%(c)	04/01/24	41,710		$42,018,450
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57	33,537		33,984,233
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.227	(c)	01/25/48	44,389		44,264,397
Oaktown Re Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.027	(c)	07/25/28	15,300		15,261,499
Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400%	2.877	(c)	02/25/34	14		13,192
Radnor Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	03/25/28	34,820		34,915,637
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.177	(c)	03/25/28	18,290		18,289,947
Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500%	2.556	(c)	09/29/31	10		9,524
RFMSI Trust, Series 2003-S09, Class A1	6.500		03/25/32	9		9,319
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.227	(c)	09/25/48	38,580		38,556,767
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.575	(cc)	02/25/34	144		145,006
Series 2004-18, Class 3A1	4.250	(cc)	12/25/34	10,931		10,928,772
Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660%	3.147	(c)	09/19/32	14		14,224
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	4.553	(cc)	07/25/32	—	(r)	201
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750		10/15/41	3,263		3,347,934
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420%	3.340	(c)	06/25/44	1,637		1,605,418
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	3.600	(c)	07/25/44	2,840		2,877,316

See Notes to Financial Statements.

PGIM Total Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
WaMu Mortgage Pass-Through Certificates Series Trust, (cont’d.)
Series 2005-AR05, Class A6	4.038	%(cc)	05/25/35		1,308	$1,331,609
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.943	(cc)	02/25/33		1	562
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR04, Class 2A2	5.107	(cc)	04/25/35		190	192,557
Series 2006-AR02, Class 2A1	4.961	(cc)	03/25/36		72	73,859
Series 2006-AR06, Class 6A1	4.814	(cc)	03/25/36		6,138	6,282,749
Series 2006-AR10, Class 1A1	4.822	(cc)	07/25/36		166	168,345

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,476,799,406)						1,490,984,557

SOVEREIGN BONDS 14.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		21,000	20,790,000
Albania Government International Bond (Albania), Bonds	2.779	(s)	08/31/25		83,274	69,259,442
Argentine Republic Government International Bond (Argentina),
Bonds	3.380		12/31/38	EUR	17,020	9,646,449
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	17,500	14,855,979
Sr. Unsec’d. Notes	3.875		01/15/22	EUR	15,000	12,765,378
Sr. Unsec’d. Notes	4.625		01/11/23		43,675	32,210,312
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	6,650	4,997,289
Sr. Unsec’d. Notes	5.625		01/26/22		5,150	4,009,326
Sr. Unsec’d. Notes	6.875		04/22/21		43,350	36,371,083
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	24,835	20,995,272
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	7,238	5,992,220
Sr. Unsec’d. Notes(a)	8.280		12/31/33		8,545	6,332,243
Sr. Unsec’d. Notes	8.280		12/31/33		722	521,681
Sr. Unsec’d. Notes	8.280		12/31/33		3,751	2,709,899
Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes(a)	4.950		02/11/20	EUR	6,280	7,255,479
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		26,896	27,649,589
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		92,144	95,138,473
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875		04/01/21	EUR	24,900	29,149,683
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.750		01/20/26	EUR	30,000	36,201,883

See Notes to Financial Statements.

94

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375%		07/12/21		19,496	$20,061,579
Sr. Unsec’d. Notes(a)	5.000		06/15/45		1,400	1,465,114
Sr. Unsec’d. Notes	7.375		09/18/37		1,015	1,322,038
Sr. Unsec’d. Notes	8.375		02/15/27		900	1,015,832
Sr. Unsec’d. Notes	11.750		02/25/20		14,550	15,583,195
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500		04/04/23		8,942	9,680,073
Sr. Unsec’d. Notes	6.000		01/26/24		22,768	25,482,583
Sr. Unsec’d. Notes	6.375		03/24/21		79,700	84,386,360
Sr. Unsec’d. Notes	6.625		07/14/20		13,332	13,874,079
Sr. Unsec’d. Notes	6.750		11/05/19		44,690	45,508,185
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		37,930	39,219,999
Sr. Unsec’d. Notes, 144A	5.500		01/27/25		6,000	6,195,000
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		6,400	6,744,000
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		2,500	2,585,025
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500		03/24/20		37,025	38,654,470
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588		02/21/28		10,875	10,497,420
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	30,010	33,522,290
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	29,625	32,539,526
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	35,295	38,973,275
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375		12/01/19		11,140	11,268,221
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375		08/05/26		8,420	8,115,710
Sr. Unsec’d. Notes, 144A	3.875		02/01/28		11,845	11,685,590
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950		02/15/26		33,908	41,783,985
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375		06/04/25		2,400	2,360,002
Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		12,400	12,193,342
Hellenic Republic Government Bond (Greece),
Bonds	0.000	(cc)	10/15/42	EUR	4,825,862	20,817,195
Bonds(a)	3.000		02/24/23	EUR	5,277	6,231,580
Bonds	3.000		02/24/24	EUR	5,515	6,527,237
Bonds	3.000		02/24/25	EUR	6,316	7,393,916
Bonds	3.000		02/24/26	EUR	18,756	21,775,203
Bonds(a)	3.000		02/24/27	EUR	17,645	20,535,782

See Notes to Financial Statements.

PGIM Total Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%	02/24/28	EUR	13,486	$15,573,896
Bonds	3.000	02/24/29	EUR	5,149	5,902,061
Bonds	3.000	02/24/30	EUR	10,047	11,424,559
Bonds	3.000	02/24/31	EUR	6,267	7,030,522
Bonds	3.000	02/24/32	EUR	7,498	8,372,687
Bonds	3.000	02/24/33	EUR	15,380	17,182,673
Bonds	3.000	02/24/34	EUR	5,669	6,237,898
Bonds	3.000	02/24/35	EUR	5,756	6,318,133
Bonds	3.000	02/24/36	EUR	11,392	12,387,918
Bonds	3.000	02/24/37	EUR	8,578	9,331,913
Bonds	3.000	02/24/38	EUR	4,490	4,851,752
Bonds	3.000	02/24/39	EUR	5,859	6,324,358
Bonds(a)	3.000	02/24/40	EUR	3,743	4,030,076
Bonds	3.000	02/24/41	EUR	6,630	7,169,796
Bonds	3.000	02/24/42	EUR	3,984	4,306,991
Bonds	3.750	01/30/28	EUR	20,842	24,323,902
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	7,250	8,431,640
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	231,741,756
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	131,700	174,702,495
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005	09/18/19		5,200	5,186,948
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		51,526	55,661,683
Sr. Unsec’d. Notes(a)	5.375	03/25/24		6,790	7,465,442
Sr. Unsec’d. Notes	5.750	11/22/23		36,762	40,756,927
Sr. Unsec’d. Notes	6.250	01/29/20		49,369	50,603,225
Sr. Unsec’d. Notes	6.375	03/29/21		289,274	307,648,684
Sr. Unsec’d. Notes(a)	7.625	03/29/41		272	408,762
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	68,088,523
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	3,500	4,037,982
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	24,614	30,928,192
Sr. Unsec’d. Notes	5.350	02/11/49		8,455	9,442,054
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,148,730
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,457,275
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,062,575
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	24,000	28,802,688
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	103,221,863
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	38,098,199

See Notes to Financial Statements.

96

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752%	03/09/23		9,216	$9,356,636
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,664,942
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		10,983	11,150,601
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes(a)	2.875	03/16/26		2,000	1,999,960
Sr. Unsec’d. Notes	3.150	06/30/23		10,000	10,130,000
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,148,812
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	45,250	56,969,569
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,454,938
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes(a)	1.500	07/21/21		28,910	28,308,749
Gov’t. Gtd. Notes	1.750	05/29/19		6,800	6,795,580
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,115,020
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,156,774
Gov’t. Gtd. Notes	2.125	07/21/20		6,200	6,172,596
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	14,496,198
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,177,653
Gov’t. Gtd. Notes	2.375	11/16/22		850	844,586
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	31,465,035
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,882,696
Gov’t. Gtd. Notes(a)	3.375	10/31/23		5,600	5,776,288
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,309,288
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,749,419
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		10,200	10,092,492
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	20,456,429
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	42,767,252
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,585,724
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		5,000	5,059,630
Sr. Unsec’d. Notes, EMTN(a)	2.125	02/12/21		4,200	4,161,818
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,209,851
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,027,270
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		13,300	13,240,403
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,819,108
Sr. Unsec’d. Notes, MTN	1.625	01/15/20		5,000	4,970,360

See Notes to Financial Statements.

PGIM Total Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Kingdom of Belgium Government International Bond (Belgium), (cont’d.)
Unsec’d. Notes, MTN	5.700%	05/28/32	GBP	3,400	$6,304,233
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	101,757,240
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750	01/12/20		9,100	9,084,257
Sr. Unsec’d. Notes	5.250	06/16/21		27,669	28,948,691
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	704,455
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		90,868	96,169,421
Sr. Unsec’d. Notes	6.625	02/01/22		156,753	172,016,980
Sr. Unsec’d. Notes	7.375	02/11/20		71,115	73,559,223
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes(a)	4.600	02/10/48		21,575	20,863,025
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	58,993	68,998,477
Sr. Unsec’d. Notes, MTN(a)	4.750	03/08/44		17,940	17,648,475
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,805,487
Sr. Unsec’d. Notes(a)	5.200	01/30/20		2,000	2,034,000
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,162,500
Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	2,000	2,401,592
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	31,700	43,440,757
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,378,464
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		604,787	659,003,735
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.200	07/26/22		6,355	6,300,890
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	40,493,819
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,204,087
Province of British Columbia (Canada), Bonds	7.250	09/01/36		7,230	10,935,412
Sr. Unsec’d. Notes	6.500	01/15/26		24,671	29,909,897
Province of Manitoba (Canada), Debentures	9.250	04/01/20		1,245	1,316,578
Sr. Unsec’d. Notes	2.125	05/04/22		9,555	9,443,971
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,589,501
Sr. Unsec’d. Notes	2.600	04/16/24		5,840	5,851,787

See Notes to Financial Statements.

98

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Nova Scotia (Canada),
Debentures	8.250%		07/30/22		6,400	$7,443,479
Debentures	8.750		04/01/22		1,990	2,311,636
Debentures	9.250		03/01/20		181	190,541
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250		05/18/22		7,185	7,142,601
Sr. Unsec’d. Notes(a)	3.400		10/17/23		21,675	22,452,067
Province of Quebec (Canada),
Debentures(a)	7.500		07/15/23		705	838,710
Debentures, Series NN	7.125		02/09/24		5,940	7,107,034
Sr. Unsec’d. Notes	7.500		09/15/29		501	703,674
Unsec’d. Notes, MTN	6.350		01/30/26		3,631	4,310,760
Unsec’d. Notes, MTN	7.140		02/27/26		6,050	7,463,407
Unsec’d. Notes, MTN	7.295		07/22/26		474	598,011
Unsec’d. Notes, MTN	7.365		03/06/26		82	103,202
Unsec’d. Notes, MTN	7.380		04/09/26		100	126,262
Unsec’d. Notes, MTN	7.485		03/02/26		11,700	14,806,462
Province of Saskatchewan (Canada), Debentures	8.500		07/15/22		6,055	7,076,987
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		12,615	9,240,487
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		20,590	17,501,500
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500		01/20/22		10,000	10,396,000
Sr. Unsec’d. Notes	6.400		01/20/40		1,950	2,537,906
Sr. Unsec’d. Notes, 144A	4.817		03/14/49		31,185	33,484,894
Sr. Unsec’d. Notes, 144A	5.103		04/23/48		20,705	23,111,956
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.250%	0.012	(c)	06/22/22	EUR	2,231	2,517,053
Sr. Unsec’d. Notes, 144A, EMTN, 6 Month EURIBOR + 0.700%	0.468	(c)	04/22/20	EUR	3,488	3,930,958
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap N/A, Floor 1.750%)	1.750	(c)	03/04/20	EUR	9,938	11,302,288
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875		09/27/23		169,974	188,620,148
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	1,380	1,572,774
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	46,871	54,466,383

See Notes to Financial Statements.

PGIM Total Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		16,121	$17,060,836
Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.486	(s)	03/27/23		4,000	3,416,400
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000		03/17/23		10,000	10,085,600
Sr. Unsec’d. Notes	5.000		03/23/22		29,643	31,481,162
Sr. Unsec’d. Notes	5.125		04/21/21		10,000	10,473,300
Sr. Unsec’d. Notes	6.375		07/15/19		42,820	43,127,019
Sr. Unsec’d. Notes, EMTN	4.200		04/15/20	EUR	109,790	128,307,438
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750		07/24/26	EUR	600	719,206
Sr. Unsec’d. Notes	4.850		09/27/27		20,000	19,471,080
Sr. Unsec’d. Notes	5.500		03/09/20		32,402	32,885,438
Sr. Unsec’d. Notes	6.875		05/27/19		27,670	27,735,301
Sr. Unsec’d. Notes, EMTN	3.800		09/07/21	JPY	1,600,000	15,086,925
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125		06/15/48		5,000	5,046,000
Sr. Unsec’d. Notes, 144A, MTN	2.375		04/19/27	EUR	6,600	7,614,969
Sr. Unsec’d. Notes, 144A, MTN	3.875		10/29/35	EUR	19,865	23,255,360
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875		01/22/24		2,044	2,176,553
Sr. Unsec’d. Notes, EMTN	3.875		10/29/35	EUR	24,520	28,704,828
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39	EUR	25,900	30,654,712
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250		01/16/50		43,545	47,250,854
Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		18,785	19,442,475
Sr. Unsec’d. Notes, EMTN	2.375		10/26/21		1,000	985,390
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	13,260	14,689,128
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875		02/25/20		85,215	86,174,521
Sr. Unsec’d. Notes	7.250		09/28/21		97,011	105,480,060
Sr. Unsec’d. Notes, 144A	7.250		09/28/21		2,800	3,044,440
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375		05/21/22		38,224	40,042,010
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250		02/18/24		255,754	283,881,825

See Notes to Financial Statements.

100

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Slovenia Government International Bond (Slovenia), (cont’d.)
Sr. Unsec’d. Notes	5.500%		10/26/22		1,200	$1,302,461
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010		11/21/44		7,800	8,012,823
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375		10/15/19		20,000	19,892,000
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.375		12/15/23	GBP	4,000	5,229,223
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000		05/17/21		15,530	15,303,961
Sr. Unsec’d. Notes	2.125		05/20/19		12,600	12,596,207
Sr. Unsec’d. Notes	2.125		05/19/20		6,550	6,515,259
Sr. Unsec’d. Notes	2.500		06/08/22		2,000	1,985,756
Sr. Unsec’d. Notes, 144A	2.000		05/17/21		13,300	13,106,418
Sr. Unsec’d. Notes, 144A	2.500		06/08/22		3,600	3,574,361
Sr. Unsec’d. Notes, 144A	3.250		06/01/23		6,200	6,314,136
Transport for London (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.250		08/09/22	GBP	1,000	1,341,018
Trinidad & Tobago Government International Bond (Trinidad & Tobago), Notes^	3.750		06/27/30	JPY	11,000,000	114,958,122
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625		03/30/21		19,910	19,620,748
Sr. Unsec’d. Notes	7.000		06/05/20		21,790	21,985,151
Sr. Unsec’d. Notes	7.500		11/07/19		4,200	4,239,480
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750		09/01/20		4,900	4,903,528
Sr. Unsec’d. Notes	7.750		09/01/21		14,785	14,650,161
Sr. Unsec’d. Notes	7.750		09/01/23		4,000	3,860,800
Sr. Unsec’d. Notes	8.994		02/01/24		4,635	4,619,334
Sr. Unsec’d. Notes, 144A	7.750		09/01/20		11,500	11,508,280
Sr. Unsec’d. Notes, 144A	7.750		09/01/21		420	416,170
Sr. Unsec’d. Notes, 144A	7.750		09/01/22		41,340	40,571,241
Sr. Unsec’d. Notes, 144A	7.750		09/01/23		10,000	9,652,000
Sr. Unsec’d. Notes, 144A	8.994		02/01/24		10,360	10,324,983
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000		06/28/19	EUR	500	563,997
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646		07/06/21		3,260	3,384,858

TOTAL SOVEREIGN BONDS (cost $6,008,042,633)						6,017,439,381

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
Fannie Mae Strips Interest	2.264	(s)	11/15/26		100	80,918

See Notes to Financial Statements.

PGIM Total Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Fannie Mae Strips Interest	2.408	%(s)	05/15/27	18,594	$14,787,055
Fannie Mae Strips Interest	2.967	(s)	05/15/30	1,613	1,153,985
Fannie Mae Strips Interest	3.010	(s)	11/15/29	237	172,864
Fannie Mae Strips Interest	3.017	(s)	07/15/30	1,542	1,097,626
Fannie Mae Strips Interest	3.045	(s)	11/15/30	314	220,925
Fannie Mae Strips Interest	3.052	(s)	07/15/29	4,091	3,013,843
Fannie Mae Strips Interest	3.064	(s)	11/15/27	360	281,139
Fannie Mae Strips Principal	3.073	(s)	01/15/30	2,597	1,880,812
Fannie Mae Strips Principal	3.521	(s)	07/15/37	7,295	3,957,954
Fannie Mae Strips Principal, MTN	2.551	(s)	10/08/27	2,275	1,781,935
Fannie Mae Strips Principal, MTN	2.853	(s)	03/23/28	1,900	1,466,862
Fannie Mae Strips Principal, MTN	3.186	(s)	05/15/30	9,041	6,538,227
Federal Farm Credit Banks	3.000		01/14/30	541	544,797
Federal Home Loan Banks(h)	2.250		10/27/26	7,105	6,769,475
Federal Home Loan Banks	3.200		11/29/32	22,500	22,139,014
Federal Home Loan Mortgage Corp.	4.500		09/01/39	969	1,030,443
Federal Home Loan Mortgage Corp.	5.000		01/01/39	86	92,828
Federal Home Loan Mortgage Corp.	5.000		07/01/40	173	185,908
Federal Home Loan Mortgage Corp.	5.500		06/01/31	2	2,279
Federal Home Loan Mortgage Corp.	5.500		10/01/33	336	373,476
Federal Home Loan Mortgage Corp.	5.500		07/01/34	5	5,484
Federal Home Loan Mortgage Corp.	6.000		10/01/32	19	20,238
Federal Home Loan Mortgage Corp.	6.000		12/01/32	11	12,481
Federal Home Loan Mortgage Corp.	6.000		02/01/33	11	12,739
Federal Home Loan Mortgage Corp.	6.000		11/01/33	108	118,410
Federal Home Loan Mortgage Corp.	6.000		01/01/34	59	65,467
Federal Home Loan Mortgage Corp.	6.000		12/01/36	2	2,128
Federal Home Loan Mortgage Corp.(k)	6.250		07/15/32	30,948	42,684,620
Federal Home Loan Mortgage Corp.	6.500		07/01/32	2	2,547
Federal Home Loan Mortgage Corp.	6.500		07/01/32	2	2,549
Federal Home Loan Mortgage Corp.	6.500		08/01/32	2	2,181
Federal Home Loan Mortgage Corp.	6.500		08/01/32	4	4,933
Federal Home Loan Mortgage Corp.	6.500		08/01/32	5	5,174
Federal Home Loan Mortgage Corp.	6.500		08/01/32	5	5,429
Federal Home Loan Mortgage Corp.	6.500		09/01/32	32	35,059
Federal Home Loan Mortgage Corp.	6.500		11/01/33	26	29,194
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31	52,373	72,907,020
Federal Home Loan Mortgage Corp.	7.000		09/01/32	31	31,399
Federal Home Loan Mortgage Corp.	8.500		08/01/24	2	2,166
Federal Home Loan Mortgage Corp.	8.500		10/01/24	1	560
Federal Home Loan Mortgage Corp.	8.500		11/01/24	1	1,072
Federal Home Loan Mortgage Corp., MTN	0.000	(s)	12/14/29	4,500	3,286,928
Federal Home Loan Mortgage Corp., MTN	0.000	(s)	12/17/29	1,485	1,082,622
Federal Home Loan Mortgage Corp., MTN(k)	3.108	(s)	12/11/25	34,748	29,039,535
Federal Judiciary Office Building Trust	2.094	(s)	02/15/24	325	285,966

See Notes to Financial Statements.

102

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.361	%(s)	10/09/19	10,200		$10,088,129
Federal National Mortgage Assoc.(k)	1.875		09/24/26	55,080		52,519,685
Federal National Mortgage Assoc.(k)	2.125		04/24/26	13,022		12,685,107
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	3.304	(c)	05/01/36	11		11,294
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251%	3.442	(c)	05/01/36	5		5,266
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.797	(c)	09/01/40	15		14,959
Federal National Mortgage Assoc.	4.000		12/01/40	153		159,431
Federal National Mortgage Assoc.	4.500		01/01/25	70		71,965
Federal National Mortgage Assoc.	4.500		02/01/33	7		7,746
Federal National Mortgage Assoc.	4.500		08/01/33	6		6,104
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	4.508	(c)	01/01/28	2		2,364
Federal National Mortgage Assoc.	5.000		12/01/19	8		7,899
Federal National Mortgage Assoc.	5.000		03/01/34	770		827,886
Federal National Mortgage Assoc.	5.375		12/07/28	10,098		17,253,020
Federal National Mortgage Assoc.	5.500		07/01/33	17		18,562
Federal National Mortgage Assoc.	5.500		08/01/33	1		669
Federal National Mortgage Assoc.	5.500		10/01/33	68		75,064
Federal National Mortgage Assoc.	5.500		11/01/33	9		10,440
Federal National Mortgage Assoc.	5.500		01/01/34	12		12,711
Federal National Mortgage Assoc.	5.500		04/01/34	6		6,872
Federal National Mortgage Assoc.	5.500		04/01/34	27		30,033
Federal National Mortgage Assoc.	5.500		04/01/34	98		107,374
Federal National Mortgage Assoc.	5.500		05/01/34	5		5,279
Federal National Mortgage Assoc.	5.500		05/01/34	25		27,775
Federal National Mortgage Assoc.	5.500		05/01/34	76		81,082
Federal National Mortgage Assoc.	5.500		03/01/35	1,362		1,486,215
Federal National Mortgage Assoc.	6.000		09/01/32	—	(r)	188
Federal National Mortgage Assoc.	6.000		11/01/32	5		5,059
Federal National Mortgage Assoc.	6.000		03/01/33	3		2,820
Federal National Mortgage Assoc.	6.000		10/01/33	5		5,833
Federal National Mortgage Assoc.	6.000		11/01/33	169		185,420
Federal National Mortgage Assoc.	6.000		02/01/34	164		183,662
Federal National Mortgage Assoc.	6.000		11/01/34	25		27,985
Federal National Mortgage Assoc.	6.000		11/01/34	53		58,897
Federal National Mortgage Assoc.	6.000		01/01/35	46		49,923
Federal National Mortgage Assoc.	6.000		04/01/36	1		1,563
Federal National Mortgage Assoc.	6.000		04/01/36	7		7,933
Federal National Mortgage Assoc.	6.000		04/01/36	11		12,131
Federal National Mortgage Assoc.	6.000		06/01/37	18		19,987
Federal National Mortgage Assoc.(k)	6.250		05/15/29	48,064		62,650,916

See Notes to Financial Statements.

PGIM Total Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%		09/01/21	3		$3,554
Federal National Mortgage Assoc.	6.500		07/01/32	14		15,567
Federal National Mortgage Assoc.	6.500		08/01/32	13		14,892
Federal National Mortgage Assoc.	6.500		09/01/32	1		1,225
Federal National Mortgage Assoc.	6.500		09/01/32	44		48,495
Federal National Mortgage Assoc.	6.500		09/01/32	46		50,500
Federal National Mortgage Assoc.	6.500		09/01/32	68		76,872
Federal National Mortgage Assoc.	6.500		10/01/32	34		37,849
Federal National Mortgage Assoc.	6.500		04/01/33	56		63,332
Federal National Mortgage Assoc.	6.500		11/01/33	10		11,018
Federal National Mortgage Assoc.(k)	6.625		11/15/30	56,874		78,050,490
Federal National Mortgage Assoc.	7.000		05/01/32	27		29,584
Federal National Mortgage Assoc.	7.000		06/01/32	8		9,454
Federal National Mortgage Assoc.(k)	7.125		01/15/30	7,255		10,134,249
Freddie Mac Strips Coupon	2.086	(s)	09/15/25	3,272		2,751,820
Freddie Mac Strips Coupon	2.674	(s)	03/15/30	200		144,221
Freddie Mac Strips Coupon	2.855	(s)	01/15/21	6,207		5,943,054
Freddie Mac Strips Coupon	2.860	(s)	03/15/21	176		167,802
Freddie Mac Strips Coupon	2.951	(s)	07/15/22	1,126		1,037,357
Freddie Mac Strips Coupon	3.201	(s)	01/15/32	1,526		1,034,028
Freddie Mac Strips Coupon	3.221	(s)	07/15/32	1,550		1,032,983
Freddie Mac Strips Principal	2.942	(s)	07/15/32	3,309		2,203,931
Government National Mortgage Assoc.	3.000		01/15/45	185		184,887
Government National Mortgage Assoc.	3.000		03/15/45	43		42,501
Government National Mortgage Assoc.	3.000		03/15/45	339		338,325
Government National Mortgage Assoc.	3.500		10/15/40	370		377,606
Government National Mortgage Assoc.	4.500		02/20/41	2,731		2,872,020
Government National Mortgage Assoc.	5.000		08/20/39	824		880,286
Government National Mortgage Assoc.	6.000		01/15/33	22		24,002
Government National Mortgage Assoc.	6.000		03/15/33	7		7,579
Government National Mortgage Assoc.	6.000		05/15/33	9		9,582
Government National Mortgage Assoc.	6.000		06/15/33	7		7,110
Government National Mortgage Assoc.	6.000		12/15/33	16		17,449
Government National Mortgage Assoc.	6.500		09/15/32	53		57,314
Government National Mortgage Assoc.	6.500		09/15/32	79		85,628
Government National Mortgage Assoc.	6.500		11/15/33	54		59,831
Government National Mortgage Assoc.	6.500		11/15/33	145		158,424
Government National Mortgage Assoc.	6.500		07/15/38	2		1,860
Government National Mortgage Assoc.	8.000		08/20/31	—	(r)	203
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	217
Government National Mortgage Assoc.	8.500		08/20/30	3		3,300
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes	3.000		06/30/25	5,256		5,380,444
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.203	(s)	11/15/26	3,325		2,684,877
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.228	(s)	02/15/26	514		425,104

See Notes to Financial Statements.

104

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.347	%(s)	11/01/23	1,419	$1,261,455
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.492	(s)	02/15/23	6,342	5,748,007
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.633	(s)	08/15/23	8,033	7,180,672
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.723	(s)	08/15/23	15,000	13,408,449
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.727	(s)	09/15/23	4,000	3,567,802
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.975	(s)	02/15/26	2,800	2,315,742
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.005	(s)	02/15/21	1,500	1,433,421
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.018	(s)	11/15/26	2,800	2,260,936
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.115	(s)	05/15/23	4,500	4,052,150
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.119	(s)	11/01/24	776	670,216
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.119	(s)	11/01/24	1,000	863,680
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.193	(s)	11/15/24	12,000	10,353,429
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300	(s)	05/15/25	16,000	13,597,546
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		12/04/23	4,645	5,260,376
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500		09/18/33	10,938	14,153,503
National Archives Facility Trust, Gov’t. Gtd. Notes	8.500		09/01/19	426	434,096
New Valley Generation II, Pass-Through Certificates	5.572		05/01/20	376	386,550
New Valley Generation IV, Pass-Through Certificates	4.687		01/15/22	407	415,409
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21	699	715,693
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/25	7,400	7,765,560
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	07/17/25	26,664	27,099,571
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000	(s)	04/09/26	3,000	3,177,562
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090		05/15/28	2,760	2,690,151
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000		10/05/34	7,000	6,975,950
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190		10/05/34	3,000	3,036,027
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490		12/20/29	169	174,694
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820		12/20/32	109	114,739
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.704	(s)	07/15/20	1,964	1,908,224
Resolution Funding Corp. Strips Interest, Bonds	2.652	(s)	04/15/22	8,005	7,439,928
Resolution Funding Corp. Strips Interest, Bonds	2.912	(s)	04/15/28	12,391	9,626,231
Resolution Funding Corp. Strips Interest, Bonds	2.930	(s)	04/15/27	18,833	15,123,158
Resolution Funding Corp. Strips Interest, Bonds	2.939	(s)	01/15/28	9,721	7,606,874
Resolution Funding Corp. Strips Interest, Bonds	3.000	(s)	01/15/30	483	352,393
Resolution Funding Corp. Strips Interest, Bonds	3.086	(s)	01/15/27	22,505	18,196,843
Resolution Funding Corp. Strips Interest, Bonds	3.222	(s)	10/15/27	8,520	6,742,366
Resolution Funding Corp. Strips Interest, Bonds	3.624	(s)	04/15/30	18,250	13,174,643

See Notes to Financial Statements.

PGIM Total Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	5,675	$5,726,192
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350		06/07/21	2,000	2,817,665
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980		04/01/36	790	1,043,630
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235		07/15/45	1,022	1,067,118
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750		11/01/25	2,459	3,063,186
Tennessee Valley Authority Generic Strip, Bonds	1.887	(s)	07/15/20	300	291,043
Tennessee Valley Authority Generic Strip, Bonds	2.338	(s)	09/15/27	2,037	1,585,991
Tennessee Valley Authority Generic Strip, Bonds	2.698	(s)	06/15/29	1,400	1,020,326
Tennessee Valley Authority Strips Principal, Bonds	2.827	(s)	11/01/25	110	91,501
Tennessee Valley Authority Strips Principal, Bonds	2.950	(s)	05/01/30	15,733	11,128,506
Tennessee Valley Authority Strips Principal, Bonds	3.874	(s)	06/15/35	1,300	752,855
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.937	(s)	09/15/24	1,999	1,721,354
U.S. Department of Housing & Urban Development, Gov’t. Gtd. Notes	5.450		08/01/19	278	280,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $747,522,307)					742,307,878

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds	2.500		02/15/45	20,920	19,305,238
U.S. Treasury Bonds(k)	2.750		08/15/47	40,000	38,520,312
U.S. Treasury Bonds(h)	2.750		11/15/47	22,000	21,180,156
U.S. Treasury Bonds(k)	2.875		08/15/45	8,905	8,823,255
U.S. Treasury Bonds(k)	3.000		02/15/48	35,830	36,233,088
U.S. Treasury Bonds	3.000		02/15/49	50,535	51,162,740
U.S. Treasury Bonds	3.375		11/15/48	41,384	44,990,551
U.S. Treasury Bonds	3.750		11/15/43	20,000	22,967,969
U.S. Treasury Notes(k)	1.625		08/31/22	30,000	29,397,656
U.S. Treasury Notes(k)	1.750		05/15/23	22,750	22,293,223
U.S. Treasury Notes(k)	2.125		11/30/23	59,606	59,210,179
U.S. Treasury Notes(k)	2.125		05/15/25	94,040	92,787,358
U.S. Treasury Notes	2.250		04/15/22	11,870	11,871,855
U.S. Treasury Notes	2.250		04/30/24	79,890	79,768,292
U.S. Treasury Notes	2.250		11/15/24	18,100	18,029,297
U.S. Treasury Notes(k)	2.250		08/15/27	13,000	12,793,320
U.S. Treasury Notes	2.375		04/30/26	43,770	43,720,417
U.S. Treasury Notes	2.500		02/28/21	10,490	10,528,518
U.S. Treasury Notes(k)	2.500		02/15/22	33,495	33,726,587
U.S. Treasury Notes(k)	2.500		05/15/24	76,995	77,743,897
U.S. Treasury Notes(a)	2.625		02/15/29	16,597	16,766,212
U.S. Treasury Notes	2.875		11/15/21	1,055	1,071,031
U.S. Treasury Notes(k)	3.625		08/15/43	20,000	22,513,281
U.S. Treasury Strips Coupon(k)	1.872	(s)	05/15/31	13,800	9,975,625
U.S. Treasury Strips Coupon(k)	1.888	(s)	08/15/29	13,800	10,545,000

See Notes to Financial Statements.

106

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	1.960	%(s)	02/15/32	40,000	$28,224,098
U.S. Treasury Strips Coupon(h)(k)	2.089	(s)	11/15/35	27,600	17,256,054
U.S. Treasury Strips Coupon(k)	2.132	(s)	11/15/28	17,440	13,613,501
U.S. Treasury Strips Coupon(h)(k)	2.162	(s)	05/15/29	42,370	32,588,861
U.S. Treasury Strips Coupon(h)(k)	2.251	(s)	08/15/40	27,600	14,782,928
U.S. Treasury Strips Coupon(k)	2.602	(s)	11/15/26	42,700	35,373,436

TOTAL U.S. TREASURY OBLIGATIONS (cost $937,952,544)					937,763,935

				Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,959,837)				146,034	1,290,108

PREFERRED STOCKS 0.0%

Banks 0.0%
Citigroup Capital XIII, 8.953%				22,000	595,540

Capital Markets 0.0%
State Street Corp. 5.350%				315,000	8,101,800

TOTAL PREFERRED STOCKS (cost $8,425,000)					8,697,340

TOTAL LONG-TERM INVESTMENTS (cost $39,038,854,796)					39,120,153,213

SHORT-TERM INVESTMENTS 7.5%

AFFILIATED MUTUAL FUNDS 7.5%
PGIM Core Short-Term Bond Fund(w)				51,959,441	479,585,636
PGIM Core Ultra Short Bond Fund(w)				935,700,702	935,700,702
PGIM Institutional Money Market Fund (cost $1,630,083,743; includes $1,626,660,303 of cash collateral for securities on loan)(b)(w)				1,630,094,245	1,630,583,274

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,047,781,399)					3,045,869,612

See Notes to Financial Statements.

PGIM Total Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Value
OPTIONS PURCHASED*~ 0.0% (cost $1,226,139)	$14,769,896

TOTAL SHORT-TERM INVESTMENTS (cost $3,049,007,538)	3,060,639,508

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $42,087,862,334)	42,180,792,721

OPTIONS WRITTEN*~ (0.0)% (premiums received $10,599,729)	(5,323,368)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.7% (cost $42,077,262,605)	42,175,469,353
Liabilities in excess of other assets(z) (3.7)%	(1,494,202,015)

NET ASSETS 100.0%	$40,681,267,338

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

See Notes to Financial Statements.

108

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BROIS—Brazil Overnight Index Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

GO—General Obligation

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SLM—Student Loan Mortgage

SONIA—Sterling Overnight Index Average

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $540,864,713 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,591,651,369; cash collateral of $1,626,660,303 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		100,800	$634,928
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		151,600	1,025,485
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		89,496	860,091
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		231,722	2,097,744
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		451,251	4,497,315
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		457,600	4,693,552
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		90,553	960,781

Total Options Purchased (cost $1,226,139)								$14,769,896

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—		448,300	$(487,086)
PUT UKT 3H21—DBSW	Call	Deutsche Bank AG	07/25/19	80.00	—	GBP	500,000	—
Hellenic Republic, 3.50%, 01/30/23^	Put	Deutsche Bank AG	11/22/19	97.00	—	EUR	50,000	—

See Notes to Financial Statements.

110

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	68,000	$(11)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$76.00	—		50,000	(4,194,821)

Total OTC Traded (premiums received $4,517,197)								$(4,681,918)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	$99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		330,000	$(30,078)
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	05/15/19	$98.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		300,000	(3,859)
CDX.NA.HY.31.V3, 12/20/23	Put	Morgan Stanley &Co. International PLC	06/19/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		390,000	(143,827)
CDX.NA.HY.31.V3, 12/20/23^	Put	Goldman Sachs International	12/18/19	$80.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		85,000	(27,480)
iTraxx.EUR.30.V1, 12/20/23^	Put	Citibank, N.A.	12/18/19	2.25%	1.00%(Q)	iTraxx.EUR. 30.V1(Q)	EUR	300,000	(184,383)
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	05/15/19	1.00%	1.00%(Q)	iTraxx.EUR. 31.V1(Q)	EUR	1,000,000	(5,040)
iTraxx.EUR.31.V1, 06/20/29	Put	Goldman Sachs International	06/19/19	2.25%	1.00%(Q)	iTraxx.EUR. 31.V1(Q)	EUR	435,000	(41,219)
iTraxx.XO.30.V2, 12/20/23^	Put	Citibank, N.A.	12/18/19	7.00%	5.00%(Q)	iTraxx.XO. 30.V2(Q)	EUR	80,000	(205,564)

Total OTC Swaptions (premiums received $6,082,532)									$(641,450)

Total Options Written (premiums received $10,599,729)									$(5,323,368)

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
145,271	5 Year U.S. Treasury Notes	Jun. 2019	$16,799,229,961	$99,113,532
83,478	10 Year U.S. Treasury Notes	Jun. 2019	10,323,881,199	70,865,603
8,846	10 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,165,736,937	14,536,101

See Notes to Financial Statements.

PGIM Total Return Bond Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Futures contracts outstanding at April 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
10,399	20 Year U.S. Treasury Bonds	Jun. 2019	$1,533,527,531	$18,619,115
19,647	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,227,633,719	28,454,506

				231,588,857

Short Positions:
65,406	2 Year U.S. Treasury Notes	Jun. 2019	13,931,988,991	(46,654,991)
369	5 Year Euro-Bobl	Jun. 2019	55,015,792	36,048
7,128	10 Year Euro-Bund	Jun. 2019	1,321,614,569	(28,370,658)

				(74,989,601)

				$156,599,256

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Barclays Bank PLC	AUD	13,211	$9,387,000	$9,331,481	$—	$(55,519)
Expiring 07/22/19	Citibank, N.A.	AUD	27,176	19,531,000	19,196,548	—	(334,452)
Expiring 07/22/19	Citibank, N.A.	AUD	1,949	1,400,747	1,376,760	—	(23,987)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	172,042	44,330,477	43,757,329	—	(573,148)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	18,561	4,703,000	4,720,903	17,903	—
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	15,206	19,993,000	19,910,855	—	(82,145)
Expiring 07/19/19	Bank of America, N.A.	GBP	11,061	14,498,000	14,483,706	—	(14,294)
Expiring 07/19/19	Bank of America, N.A.	GBP	6,118	7,930,000	8,011,605	81,605	—

See Notes to Financial Statements.

112

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	9,313	$12,169,000	$12,194,393	$25,393	$—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	13,504	17,795,000	17,683,153	—	(111,847)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	4,484	5,903,000	5,871,579	—	(31,421)
Expiring 07/19/19	The Toronto-Dominion Bank	GBP	13,473	17,671,000	17,641,922	—	(29,078)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	12,180	9,061,000	9,110,147	49,147	—
Expiring 07/22/19	Bank of America, N.A.	CAD	11,030	8,192,000	8,249,914	57,914	—
Expiring 07/22/19	Barclays Bank PLC	CAD	7,844	5,863,000	5,867,217	4,217	—
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	11,432,617	17,167,800	16,874,333	—	(293,467)
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,089,127	1,628,988	1,607,531	—	(21,457)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	2,905,058	4,384,000	4,287,812	—	(96,188)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	111,749	16,659,360	16,587,702	—	(71,658)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	96,848	14,489,288	14,375,721	—	(113,567)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	30,422	4,522,000	4,515,691	—	(6,309)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	108,919,998	$35,110,000	$33,650,583	$—	$(1,459,417)
Expiring 05/20/19	BNP Paribas S.A.	COP	73,706,763	23,923,000	22,771,535	—	(1,151,465)
Expiring 05/20/19	Citibank, N.A.	COP	31,411,376	10,042,000	9,704,473	—	(337,527)
Expiring 05/20/19	HSBC Bank USA, N.A.	COP	14,535,289	4,658,000	4,490,644	—	(167,356)
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	28,616,554	9,131,000	8,841,019	—	(289,981)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	749,949	33,084,040	32,886,584	—	(197,456)
Euro,
Expiring 05/03/19	Citibank, N.A.	EUR	37,030	41,542,518	41,544,207	1,689	—
Expiring 07/19/19	Bank of America, N.A.	EUR	7,253	8,242,000	8,191,653	—	(50,347)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	9,471	10,685,000	10,696,896	11,896	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	7,969	9,084,000	9,000,614	—	(83,386)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	3,574	4,076,000	4,036,456	—	(39,544)
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	6,966	7,934,000	7,868,266	—	(65,734)
Hungarian Forint,
Expiring 07/19/19	Citibank, N.A.	HUF	1,282,564	4,508,000	4,466,676	—	(41,324)

See Notes to Financial Statements.

114

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	2,521,180	$35,571,197	$36,019,769	$448,572	$—
Expiring 06/19/19	Barclays Bank PLC	INR	485,281	6,943,000	6,933,147	—	(9,853)
Expiring 06/19/19	Barclays Bank PLC	INR	291,981	4,136,000	4,171,494	35,494	—
Expiring 06/19/19	Citibank, N.A.	INR	857,360	12,255,000	12,248,989	—	(6,011)
Expiring 06/19/19	Citibank, N.A.	INR	378,337	5,421,000	5,405,252	—	(15,748)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	817,826	11,732,000	11,684,174	—	(47,826)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	563,205	8,018,000	8,046,433	28,433	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	1,675,257	24,003,574	23,934,187	—	(69,387)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	843,319	12,043,975	12,048,391	4,416	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	826,314	11,796,900	11,805,439	8,539	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	495,465	7,071,000	7,078,644	7,644	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	486,857	6,955,000	6,955,662	662	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	435,479	6,210,000	6,221,637	11,637	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	289,238	4,168,000	4,132,311	—	(35,689)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	3,081,442	43,485,417	44,024,162	538,745	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	1,063,243	$15,248,000	$15,190,416	$—	$(57,584)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	624,130	9,004,000	8,916,869	—	(87,131)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	575,679	8,244,000	8,224,645	—	(19,355)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	543,868	7,764,000	7,770,175	6,175	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	473,181	6,802,000	6,760,278	—	(41,722)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	157,531,425	10,883,000	10,983,655	100,655	—
Expiring 06/19/19	Barclays Bank PLC	IDR	106,223,335	7,499,000	7,406,271	—	(92,729)
Expiring 06/19/19	Barclays Bank PLC	IDR	104,068,789	7,373,000	7,256,049	—	(116,951)
Expiring 06/19/19	Barclays Bank PLC	IDR	94,051,000	6,520,000	6,557,572	37,572	—
Expiring 06/19/19	Barclays Bank PLC	IDR	94,050,368	6,544,000	6,557,528	13,528	—
Expiring 06/19/19	Barclays Bank PLC	IDR	75,124,135	5,245,000	5,237,924	—	(7,076)
Expiring 06/19/19	Barclays Bank PLC	IDR	68,013,846	4,737,000	4,742,169	5,169	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	97,121,765	6,761,000	6,771,677	10,677	—

See Notes to Financial Statements.

116

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	68,290,530	$4,794,000	$4,761,460	$—	$(32,540)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	220,034,100	15,387,000	15,341,565	—	(45,435)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	152,809,224	10,677,000	10,654,406	—	(22,594)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	146,451,200	10,175,875	10,211,102	35,227	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	97,771,572	6,841,000	6,816,984	—	(24,016)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	96,987,747	6,794,000	6,762,333	—	(31,667)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	431,885,816	30,371,717	30,112,626	—	(259,091)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	194,355,336	13,488,000	13,551,150	63,150	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	114,407,654	8,043,000	7,976,911	—	(66,089)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	109,953,774	7,614,000	7,666,371	52,371	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	70,584,800	4,936,000	4,921,425	—	(14,575)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	67,359,924	$4,698,000	$4,696,575	$—	$(1,425)
Expiring 06/19/19	UBS AG	IDR	202,870,650	14,162,000	14,144,868	—	(17,132)
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	8,432,239	75,831,736	76,187,415	355,679	—
Expiring 07/19/19	Bank of America, N.A.	JPY	824,996	7,439,000	7,454,044	15,044	—
Expiring 07/19/19	Barclays Bank PLC	JPY	512,930	4,616,000	4,634,452	18,452	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	1,264,911	11,378,581	11,428,795	50,214	—
Expiring 07/19/19	The Toronto-Dominion Bank	JPY	1,449,608	13,041,000	13,097,572	56,572	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	112,186	5,731,000	5,869,917	138,917	—
Expiring 06/19/19	BNP Paribas S.A.	MXN	99,121	5,181,000	5,186,299	5,299	—
Expiring 06/19/19	Citibank, N.A.	MXN	463,245	24,003,574	24,238,431	234,857	—
Expiring 06/19/19	Citibank, N.A.	MXN	230,266	12,043,975	12,048,258	4,283	—
Expiring 06/19/19	Citibank, N.A.	MXN	141,432	7,427,000	7,400,146	—	(26,854)
Expiring 06/19/19	Citibank, N.A.	MXN	133,532	6,990,000	6,986,838	—	(3,162)
Expiring 06/19/19	Citibank, N.A.	MXN	121,494	6,390,000	6,356,952	—	(33,048)
Expiring 06/19/19	Deutsche Bank AG	MXN	1,871,651	95,462,211	97,930,665	2,468,454	—

See Notes to Financial Statements.

118

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	231,240	$11,873,068	$12,099,196	$226,128	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	165,557	8,657,000	8,662,487	5,487	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	149,712	7,678,127	7,833,400	155,273	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	96,309	4,961,000	5,039,174	78,174	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	87,056	4,591,000	4,555,048	—	(35,952)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	205,254	6,676,000	6,664,068	—	(11,932)
Expiring 06/19/19	Barclays Bank PLC	TWD	115,466	3,754,000	3,748,875	—	(5,125)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	1,546,586	50,221,984	50,213,750	—	(8,234)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,546,586	50,220,354	50,213,750	—	(6,604)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	301,221	9,813,000	9,779,881	—	(33,119)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	172,283	5,580,000	5,593,579	13,579	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	2,620,254	85,236,474	85,073,058	—	(163,416)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	388,002	12,604,000	12,597,432	—	(6,568)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	353,472	$11,510,000	$11,476,348	$—	$(33,652)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	198,978	6,474,000	6,460,327	—	(13,673)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	11,778	7,974,700	7,879,154	—	(95,546)
Expiring 07/22/19	Citibank, N.A.	NZD	7,641	5,061,000	5,111,411	50,411	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	NZD	11,175	7,464,000	7,475,264	11,264	—
Expiring 07/22/19	The Toronto-Dominion Bank	NZD	12,754	8,515,000	8,531,836	16,836	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	421,758	49,854,493	49,037,822	—	(816,671)
Expiring 07/19/19	Citibank, N.A.	NOK	169,506	20,016,000	19,708,515	—	(307,485)
Expiring 07/19/19	Citibank, N.A.	NOK	55,054	6,386,000	6,401,181	15,181	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	59,090	6,992,000	6,870,417	—	(121,583)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	64,978	19,579,000	19,607,576	28,576	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	35,693	10,803,000	10,770,684	—	(32,316)
Expiring 06/19/19	BNP Paribas S.A.	PEN	31,429	9,499,000	9,484,056	—	(14,944)
Expiring 06/19/19	BNP Paribas S.A.	PEN	29,489	8,933,000	8,898,460	—	(34,540)

See Notes to Financial Statements.

120

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/19/19	BNP Paribas S.A.	PEN	25,608	$7,743,000	$7,727,314	$—	$(15,686)
Expiring 06/19/19	BNP Paribas S.A.	PEN	25,578	7,687,000	7,718,516	31,516	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	24,224	7,314,000	7,309,777	—	(4,223)
Expiring 06/19/19	BNP Paribas S.A.	PEN	19,858	5,969,000	5,992,211	23,211	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	15,950	4,807,000	4,813,073	6,073	—
Expiring 06/19/19	Citibank, N.A.	PEN	27,338	8,273,000	8,249,500	—	(23,500)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	36,163	10,937,000	10,912,534	—	(24,466)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	29,312	8,808,000	8,845,175	37,175	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	20,754	6,262,000	6,262,542	542	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	12,501	3,771,000	3,772,237	1,237	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	1,961,683	37,365,399	37,486,904	121,505	—
Expiring 06/19/19	Barclays Bank PLC	PHP	1,090,322	20,508,000	20,835,575	327,575	—
Expiring 06/19/19	Barclays Bank PLC	PHP	860,319	16,485,000	16,440,320	—	(44,680)
Expiring 06/19/19	Barclays Bank PLC	PHP	217,637	4,151,000	4,158,946	7,946	—
Expiring 06/19/19	Barclays Bank PLC	PHP	129,356	2,488,573	2,471,936	—	(16,637)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	1,011,734	19,024,000	19,333,797	309,797	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	940,790	17,914,000	17,978,072	64,072	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	791,610	$14,920,000	$15,127,326	$207,326	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	642,970	12,347,000	12,286,873	—	(60,127)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	636,334	12,245,427	12,160,054	—	(85,373)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	618,223	11,795,000	11,813,971	18,971	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	580,950	11,090,000	11,101,691	11,691	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	536,365	10,049,000	10,249,705	200,705	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	468,064	8,924,000	8,944,492	20,492	—
Polish Zloty,
Expiring 07/19/19	Citibank, N.A.	PLN	19,703	5,164,000	5,168,209	4,209	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	32,867	8,715,000	8,621,313	—	(93,687)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	355,225	5,479,000	5,454,234	—	(24,766)
Expiring 06/19/19	Barclays Bank PLC	RUB	277,284	4,311,000	4,257,497	—	(53,503)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	311,623	4,761,000	4,784,751	23,751	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	6,923,954	104,279,557	106,312,539	2,032,982	—

See Notes to Financial Statements.

122

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	526,766	$8,077,000	$8,088,125	$11,125	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	395,526	6,130,000	6,073,029	—	(56,971)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	90,385	66,944,048	66,464,083	—	(479,965)
Expiring 05/10/19	Barclays Bank PLC	SGD	15,946	11,825,000	11,725,611	—	(99,389)
Expiring 05/10/19	Barclays Bank PLC	SGD	14,265	10,588,000	10,489,470	—	(98,530)
Expiring 05/10/19	Barclays Bank PLC	SGD	12,832	9,439,000	9,436,154	—	(2,846)
Expiring 05/10/19	Barclays Bank PLC	SGD	6,100	4,506,000	4,485,788	—	(20,212)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	29,197	21,605,000	21,469,879	—	(135,121)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	18,992	14,006,000	13,965,833	—	(40,167)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	13,110	9,665,000	9,640,189	—	(24,811)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	12,683	9,380,000	9,326,061	—	(53,939)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	9,908	7,300,000	7,285,538	—	(14,462)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	20,331	15,071,000	14,950,301	—	(120,699)
Expiring 05/10/19	UBS AG	SGD	14,452	10,675,000	10,627,061	—	(47,939)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	UBS AG	SGD	13,455	$9,966,000	$9,893,983	$—	$(72,017)
Expiring 05/10/19	UBS AG	SGD	5,683	4,211,000	4,178,728	—	(32,272)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	32,076	2,190,788	2,230,672	39,884	—
Expiring 06/13/19	Citibank, N.A.	ZAR	249,338	17,181,100	17,339,585	158,485	—
Expiring 06/13/19	Citibank, N.A.	ZAR	152,646	10,472,500	10,615,399	142,899	—
Expiring 06/13/19	Goldman Sachs International	ZAR	409,373	28,052,305	28,468,777	416,472	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	304,443	20,945,000	21,171,703	226,703	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	166,153	11,490,270	11,554,662	64,392	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	101,085	7,152,000	7,029,714	—	(122,286)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	27,436,651	24,149,856	23,530,307	—	(619,549)
Expiring 06/19/19	Citibank, N.A.	KRW	18,749,983	16,484,951	16,080,419	—	(404,532)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	8,368,490	7,326,000	7,177,010	—	(148,990)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	27,431,939	24,143,584	23,526,266	—	(617,318)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	27,374,908	24,191,543	23,477,354	—	(714,189)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	20,467,024	18,111,609	17,552,993	—	(558,616)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	20,370,998	17,855,200	17,470,639	—	(384,561)

See Notes to Financial Statements.

124

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	20,365,641	$17,855,200	$17,466,045	$—	$(389,155)
Swedish Krona, Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	614,317	66,788,109	65,103,298	—	(1,684,811)
Swiss Franc, Expiring 07/19/19	Bank of America, N.A.	CHF	10,003	9,879,000	9,893,945	14,945	—
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	1,372,879	43,987,027	43,012,566	—	(974,461)
Expiring 05/10/19	BNP Paribas S.A.	THB	798,909	25,604,000	25,029,966	—	(574,034)
Expiring 05/10/19	Citibank, N.A.	THB	3,694,248	117,404,424	115,741,486	—	(1,662,938)
Expiring 05/10/19	Citibank, N.A.	THB	846,049	27,130,000	26,506,879	—	(623,121)
Expiring 05/10/19	Citibank, N.A.	THB	535,376	16,778,478	16,773,435	—	(5,043)
Expiring 05/10/19	Citibank, N.A.	THB	475,271	15,058,319	14,890,321	—	(167,998)
Expiring 05/10/19	Citibank, N.A.	THB	335,885	10,526,000	10,523,331	—	(2,669)
Expiring 05/10/19	Citibank, N.A.	THB	290,960	9,214,792	9,115,827	—	(98,965)
Expiring 05/10/19	Citibank, N.A.	THB	263,119	8,263,000	8,243,560	—	(19,440)
Expiring 05/10/19	Citibank, N.A.	THB	255,310	8,012,000	7,998,924	—	(13,076)
Expiring 05/10/19	Citibank, N.A.	THB	252,362	8,026,000	7,906,535	—	(119,465)
Expiring 05/10/19	Citibank, N.A.	THB	204,008	6,407,285	6,391,608	—	(15,677)
Expiring 05/10/19	Citibank, N.A.	THB	189,564	5,935,000	5,939,073	4,073	—
Expiring 05/10/19	Citibank, N.A.	THB	168,508	5,277,000	5,279,382	2,382	—
Expiring 05/10/19	Citibank, N.A.	THB	155,634	4,900,000	4,876,037	—	(23,963)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	153,338	$4,862,000	$4,804,101	$—	$(57,899)
Expiring 05/10/19	Citibank, N.A.	THB	141,858	4,465,000	4,444,423	—	(20,577)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	1,372,879	43,698,606	43,012,566	—	(686,040)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	267,714	8,433,000	8,387,532	—	(45,468)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	751,605	24,025,000	23,547,938	—	(477,062)
Expiring 05/10/19	UBS AG	THB	559,964	17,792,000	17,543,781	—	(248,219)
Turkish Lira, Expiring 06/13/19	Barclays Bank PLC	TRY	39,943	7,037,000	6,512,998	—	(524,002)
Expiring 06/13/19	Barclays Bank PLC	TRY	37,017	6,212,000	6,035,986	—	(176,014)
Expiring 06/13/19	Barclays Bank PLC	TRY	26,096	4,353,000	4,255,212	—	(97,788)
Expiring 06/13/19	BNP Paribas S.A.	TRY	221,791	39,011,351	36,164,940	—	(2,846,411)

				$3,035,832,451	$3,020,433,248	10,139,246	(25,538,449)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	10,141	$7,155,000	$7,163,187	$—	$(8,187)
Expiring 07/22/19	Bank of America, N.A.	AUD	7,595	5,336,000	5,364,841	—	(28,841)
Expiring 07/22/19	Citibank, N.A.	AUD	37,194	26,089,550	26,272,444	—	(182,894)

See Notes to Financial Statements.

126

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	35,852	$25,166,394	$25,324,548	$—	$(158,154)
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	10,613	7,629,000	7,497,025	131,975	—
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	7,811	5,519,000	5,517,245	1,755	—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	48,867	12,214,706	12,428,809	—	(214,103)
Expiring 06/04/19	Citibank, N.A.	BRL	48,467	12,214,706	12,327,065	—	(112,359)
Expiring 06/04/19	Citibank, N.A.	BRL	40,358	10,324,000	10,264,569	59,431	—
Expiring 06/04/19	Citibank, N.A.	BRL	35,626	9,021,514	9,061,087	—	(39,573)
Expiring 06/04/19	Citibank, N.A.	BRL	17,932	4,514,000	4,560,804	—	(46,804)
Expiring 06/04/19	Citibank, N.A.	BRL	3,509	900,000	892,393	7,607	—
Expiring 06/04/19	Goldman Sachs International	BRL	47,011	11,796,900	11,956,723	—	(159,823)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	49,447	12,687,741	12,576,302	111,439	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	46,353	11,796,900	11,789,509	7,391	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	22,034	5,574,043	5,604,193	—	(30,150)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	18,462	4,684,000	4,695,635	—	(11,635)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	363,292	477,314,842	475,707,898	1,606,944	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/19	Bank of America, N.A.	GBP	3,968	$5,154,000	$5,195,925	$—	$(41,925)
Expiring 07/19/19	Citibank, N.A.	GBP	18,000	23,636,824	23,569,861	66,963	—
Expiring 07/19/19	Citibank, N.A.	GBP	15,354	20,016,000	20,105,696	—	(89,696)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	5,974	7,752,000	7,822,766	—	(70,766)
Expiring 07/19/19	UBS AG	GBP	10,566	13,723,130	13,836,114	—	(112,984)
Canadian Dollar,
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	8,610	6,453,000	6,439,672	13,328	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	7,929	5,963,000	5,930,581	32,419	—
Expiring 07/22/19	The Toronto-Dominion Bank	CAD	6,606	4,956,000	4,941,326	14,674	—
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	5,270,863	7,758,000	7,779,697	—	(21,697)
Expiring 06/19/19	Barclays Bank PLC	CLP	4,815,731	7,233,000	7,107,932	125,068	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	24,239,279	36,228,857	35,776,733	452,124	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	9,914,176	14,853,811	14,633,143	220,668	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	5,609,874	8,229,000	8,280,071	—	(51,071)
Expiring 06/19/19	Citibank, N.A.	CLP	27,998,542	42,124,609	41,325,337	799,272	—
Expiring 06/19/19	Citibank, N.A.	CLP	4,154,670	6,201,000	6,132,217	68,783	—
Expiring 06/19/19	Citibank, N.A.	CLP	3,454,957	5,102,000	5,099,453	2,547	—

See Notes to Financial Statements.

128

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	5,410,506	$8,027,600	$7,985,808	$41,792	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	4,230,170	6,230,000	6,243,654	—	(13,654)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	3,578,905	5,321,000	5,282,398	38,602	—
Chinese Renminbi,
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	36,615	5,433,000	5,434,965	—	(1,965)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	164,656	24,613,799	24,441,043	172,756	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	63,935,328	19,887,809	19,752,673	135,136	—
Expiring 05/20/19	BNP Paribas S.A.	COP	43,875,029	13,980,985	13,555,090	425,895	—
Expiring 05/20/19	BNP Paribas S.A.	COP	28,013,070	9,019,018	8,654,574	364,444	—
Expiring 05/20/19	BNP Paribas S.A.	COP	14,005,618	4,509,504	4,327,003	182,501	—
Expiring 05/20/19	BNP Paribas S.A.	COP	11,556,308	3,671,000	3,570,295	100,705	—
Expiring 05/20/19	Citibank, N.A.	COP	353,252,555	112,368,405	109,136,566	3,231,839	—
Expiring 05/20/19	Citibank, N.A.	COP	37,505,336	12,043,975	11,587,187	456,788	—
Expiring 05/20/19	Citibank, N.A.	COP	16,348,503	5,137,000	5,050,832	86,168	—
Expiring 05/20/19	Citibank, N.A.	COP	14,019,390	4,335,000	4,331,258	3,742	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	129

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 05/20/19	Goldman Sachs International	COP	21,357,811	$6,722,000	$6,598,447	$123,553	$—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	15,517,503	4,869,000	4,794,097	74,903	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	14,759,861	4,733,000	4,560,025	172,975	—
Expiring 05/20/19	UBS AG	COP	12,606,548	3,985,000	3,894,764	90,236	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	155,872	6,762,000	6,835,243	—	(73,243)
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	192,816	8,393,000	8,455,317	—	(62,317)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	120,575	5,249,000	5,287,416	—	(38,416)
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	19,877	22,339,000	22,450,712	—	(111,712)
Expiring 07/19/19	Bank of America, N.A.	EUR	12,908	14,484,000	14,579,263	—	(95,263)
Expiring 07/19/19	Barclays Bank PLC	EUR	47,700	54,126,860	53,875,438	251,422	—
Expiring 07/19/19	Barclays Bank PLC	EUR	5,601	6,323,000	6,326,664	—	(3,664)
Expiring 07/19/19	BNP Paribas S.A.	EUR	390,514	445,348,270	441,071,786	4,276,484	—
Expiring 07/19/19	BNP Paribas S.A.	EUR	41,065	46,158,450	46,381,408	—	(222,958)
Expiring 07/19/19	Citibank, N.A.	EUR	70,000	79,511,670	79,062,487	449,183	—
Expiring 07/19/19	Citibank, N.A.	EUR	37,030	41,818,772	41,824,471	—	(5,699)
Expiring 07/19/19	Citibank, N.A.	EUR	11,322	12,774,000	12,788,105	—	(14,105)

See Notes to Financial Statements.

130

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	HSBC Bank USA, N.A.	EUR	390,514	$445,461,908	$441,071,785	$4,390,123	$—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	390,514	445,308,047	441,071,786	4,236,261	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	390,514	445,360,765	441,071,785	4,288,980	—
Expiring 07/19/19	UBS AG	EUR	1,562,057	1,774,946,466	1,764,287,140	10,659,326	—
Expiring 07/19/19	UBS AG	EUR	1,060	1,193,167	1,197,530	—	(4,363)
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	22,472,572	79,142,709	78,263,332	879,377	—
Expiring 07/19/19	Bank of America, N.A.	HUF	1,223,682	4,332,000	4,261,615	70,385	—
Expiring 07/19/19	Citibank, N.A.	HUF	3,473,378	12,162,964	12,096,439	66,525	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	2,991,482	10,377,000	10,418,181	—	(41,181)
Indian Rupee,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	969,066	13,739,387	13,844,927	—	(105,540)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	62,416,020	4,377,000	4,351,868	25,132	—
Expiring 06/19/19	Citibank, N.A.	IDR	364,472,108	25,338,541	25,412,300	—	(73,759)
Expiring 06/19/19	Citibank, N.A.	IDR	109,093,694	7,549,000	7,606,403	—	(57,403)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	214,636,133	15,051,675	14,965,200	86,475	—
Expiring 06/19/19	UBS AG	IDR	119,140,308	8,253,000	8,306,889	—	(53,889)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	131

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	33,192	$9,356,994	$9,278,863	$78,131	$—
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	748,562	6,756,000	6,763,448	—	(7,448)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	2,436,691	21,915,050	22,016,117	—	(101,067)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	2,343,196	21,080,433	21,171,366	—	(90,933)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	1,665,599	14,981,000	15,049,112	—	(68,112)
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	119,405	6,253,000	6,247,619	5,381	—
Expiring 06/19/19	Bank of America, N.A.	MXN	112,658	5,877,000	5,894,644	—	(17,644)
Expiring 06/19/19	Bank of America, N.A.	MXN	97,854	5,030,000	5,120,013	—	(90,013)
Expiring 06/19/19	Citibank, N.A.	MXN	236,475	12,325,100	12,373,088	—	(47,988)
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	126,513	6,501,000	6,619,566	—	(118,566)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	458,979	23,991,550	24,015,221	—	(23,671)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	671,947	21,820,000	21,816,422	3,578	—
Expiring 06/19/19	Barclays Bank PLC	TWD	387,380	12,563,000	12,577,256	—	(14,256)
Expiring 06/19/19	Barclays Bank PLC	TWD	236,510	7,719,000	7,678,889	40,111	—

See Notes to Financial Statements.

132

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	BNP Paribas S.A.	TWD	172,641	$5,618,000	$5,605,223	$12,777	$—
Expiring 06/19/19	Citibank, N.A.	TWD	742,266	24,107,360	24,099,494	7,866	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	500,689	16,306,000	16,256,103	49,897	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	318,487	10,359,000	10,340,485	18,515	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	189,065	6,163,000	6,138,478	24,522	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	538,231	17,512,850	17,475,010	37,840	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	339,485	11,078,000	11,022,232	55,768	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	313,539	10,208,000	10,179,812	28,188	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	200,444	6,522,000	6,507,908	14,092	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	200,147	6,502,500	6,498,267	4,233	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	324,969	10,553,000	10,550,927	2,073	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	30,615	20,716,136	20,480,031	236,105	—
Expiring 07/22/19	Bank of America, N.A.	NZD	12,409	8,353,000	8,301,105	51,895	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	21,527	14,489,288	14,400,617	88,671	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	133

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	18,053	$12,074,406	$12,076,789	$—	$(2,383)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	17,803	11,908,000	11,909,478	—	(1,478)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	53,659	6,208,000	6,238,944	—	(30,944)
Expiring 07/19/19	Citibank, N.A.	NOK	42,184	4,884,000	4,904,744	—	(20,744)
Expiring 07/19/19	Citibank, N.A.	NOK	32,226	3,761,000	3,746,897	14,103	—
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	45,685	13,796,520	13,785,848	10,672	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	37,884	11,424,600	11,431,794	—	(7,194)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	1,036,041	19,736,000	19,798,292	—	(62,292)
Expiring 06/19/19	Barclays Bank PLC	PHP	895,296	16,872,000	17,108,707	—	(236,707)
Expiring 06/19/19	Barclays Bank PLC	PHP	885,095	16,722,000	16,913,783	—	(191,783)
Expiring 06/19/19	Barclays Bank PLC	PHP	740,310	14,012,000	14,146,997	—	(134,997)
Expiring 06/19/19	Barclays Bank PLC	PHP	537,790	10,271,000	10,276,921	—	(5,921)
Expiring 06/19/19	Barclays Bank PLC	PHP	501,181	9,570,000	9,577,346	—	(7,346)
Expiring 06/19/19	Barclays Bank PLC	PHP	387,726	7,368,000	7,409,278	—	(41,278)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	947,564	17,808,000	18,107,523	—	(299,523)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	915,812	17,286,000	17,500,768	—	(214,768)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	841,986	16,093,000	16,089,976	3,024	—

See Notes to Financial Statements.

134

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	773,579	$14,611,000	$14,782,761	$—	$(171,761)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	275,322	5,166,000	5,261,281	—	(95,281)
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	28,858	7,520,000	7,569,903	—	(49,903)
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	24,337	6,371,000	6,383,882	—	(12,882)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	164,626	43,661,567	43,183,384	478,183	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	43,000	11,194,000	11,279,294	—	(85,294)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	563,030	8,536,000	8,644,942	—	(108,942)
Expiring 06/19/19	BNP Paribas S.A.	RUB	167,860	2,550,000	2,577,376	—	(27,376)
Expiring 06/19/19	Citibank, N.A.	RUB	2,114,421	32,127,222	32,465,476	—	(338,254)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	344,893	5,268,000	5,295,599	—	(27,599)
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	8,422	6,231,000	6,193,336	37,664	—
Expiring 05/10/19	Barclays Bank PLC	SGD	48,602	36,065,000	35,739,330	325,670	—
Expiring 05/10/19	Barclays Bank PLC	SGD	22,200	16,388,000	16,324,974	63,026	—
Expiring 05/10/19	Barclays Bank PLC	SGD	15,330	11,325,000	11,273,118	51,882	—
Expiring 05/10/19	Barclays Bank PLC	SGD	10,387	7,662,000	7,638,054	23,946	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	135

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	Barclays Bank PLC	SGD	5,017	$3,720,000	$3,689,089	$30,911	$—
Expiring 05/10/19	Goldman Sachs International	SGD	10,026	7,383,000	7,372,234	10,766	—
Expiring 05/10/19	Goldman Sachs International	SGD	9,880	7,291,000	7,265,088	25,912	—
Expiring 05/10/19	Goldman Sachs International	SGD	5,191	3,838,000	3,817,163	20,837	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	58,979	43,759,000	43,370,256	388,744	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	11,286	8,344,000	8,298,872	45,128	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	9,497	7,017,000	6,983,491	33,509	—
Expiring 05/10/19	UBS AG	SGD	12,874	9,510,000	9,466,922	43,078	—
Expiring 05/10/19	UBS AG	SGD	10,190	7,515,000	7,493,282	21,718	—
South African Rand,
Expiring 06/13/19	Barclays Bank PLC	ZAR	90,449	6,435,000	6,290,019	144,981	—
Expiring 06/13/19	Citibank, N.A.	ZAR	1,026,131	71,197,287	71,359,613	—	(162,326)
Expiring 06/13/19	Citibank, N.A.	ZAR	81,824	5,680,000	5,690,251	—	(10,251)
Expiring 06/13/19	Goldman Sachs International	ZAR	1,026,131	71,699,244	71,359,613	339,631	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	174,891	11,873,068	12,162,375	—	(289,307)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	170,777	11,929,101	11,876,278	52,823	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	110,414	7,674,900	7,678,468	—	(3,568)

See Notes to Financial Statements.

136

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	71,152	$4,911,000	$4,948,089	$—	$(37,089)
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	6 ,159,085	5,451,000	5,282,174	168,826	—
Expiring 06/19/19	Citibank, N.A.	KRW	7,282,799	6,433,000	6,245,897	187,103	—
Expiring 06/19/19	Goldman Sachs International	KRW	6,322,595	5,592,000	5,422,404	169,596	—
Expiring 06/19/19	Goldman Sachs International	KRW	5,844,530	5,158,000	5,012,404	145,596	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	8,801,299	7,607,000	7,548,198	58,802	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	4,935,603	4,380,000	4,232,887	147,113	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	54,601,264	48,146,291	46,827,307	1,318,984	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	26,380,210	22,644,540	22,624,278	20,262	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	11,374,058	10,038,000	9,754,655	283,345	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	10,940,457	9,397,000	9,382,789	14,211	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	12,101,370	10,662,000	10,378,415	283,585	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	8,904,263	7,875,000	7,636,501	238,499	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	137

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	118,683	$12,736,000	$12,577,665	$158,335	$—
Expiring 07/19/19	Citibank, N.A.	SEK	71,447	7,561,000	7,571,759	—	(10,759)
Expiring 07/19/19	Citibank, N.A.	SEK	69,058	7,400,000	7,318,487	81,513	—
Expiring 07/19/19	Citibank, N.A.	SEK	58,588	6,212,000	6,208,955	3,045	—
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	9,963	10,025,000	9,854,247	170,753	—
Expiring 07/19/19	Bank of America, N.A.	CHF	8,552	8,454,000	8,459,180	—	(5,180)
Expiring 07/19/19	Bank of America, N.A.	CHF	5,452	5,448,000	5,392,172	55,828	—
Expiring 07/19/19	Barclays Bank PLC	CHF	9,370	9,248,000	9,267,342	—	(19,342)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	130,067	131,083,233	128,648,273	2,434,960	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	7,767	7,726,000	7,682,316	43,684	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	13,347	13,195,000	13,201,279	—	(6,279)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	7,485	7,395,000	7,403,693	—	(8,693)
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	18,447	18,487,000	18,246,301	240,699	—
Thai Baht,
Expiring 05/10/19	Barclays Bank PLC	THB	205,978	6,433,000	6,453,337	—	(20,337)

See Notes to Financial Statements.

138

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	BNP Paribas S.A.	THB	298,424	$9,432,000	$9,349,674	$82,326	$—
Expiring 05/10/19	BNP Paribas S.A.	THB	257,290	8,120,000	8,060,955	59,045	—
Expiring 05/10/19	Citibank, N.A.	THB	2,974,106	94,889,000	93,179,309	1,709,691	—
Expiring 05/10/19	Citibank, N.A.	THB	2,644,245	84,043,000	82,844,700	1,198,300	—
Expiring 05/10/19	Citibank, N.A.	THB	694,573	22,161,200	21,761,106	400,094	—
Expiring 05/10/19	Citibank, N.A.	THB	515,268	16,424,469	16,143,459	281,010	—
Expiring 05/10/19	Citibank, N.A.	THB	428,785	13,570,000	13,433,912	136,088	—
Expiring 05/10/19	Citibank, N.A.	THB	420,150	13,393,376	13,163,387	229,989	—
Expiring 05/10/19	Citibank, N.A.	THB	255,910	8,079,000	8,017,722	61,278	—
Expiring 05/10/19	Citibank, N.A.	THB	216,847	6,828,000	6,793,859	34,141	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	510,761	16,371,610	16,002,255	369,355	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	388,415	12,130,919	12,169,118	—	(38,199)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	275,440	8,815,482	8,629,580	185,902	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	274,123	8,627,000	8,588,324	38,676	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	80,457	13,607,000	13,119,168	487,832	—
Expiring 06/13/19	Citibank, N.A.	TRY	55,283	9,427,000	9,014,322	412,678	—
Expiring 06/13/19	Citibank, N.A.	TRY	27,595	4,673,132	4,499,573	173,559	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	139

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	98,687	$17,167,800	$16,091,814	$1,075,986	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	93,117	15,803,700	15,183,513	620,187	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	89,050	15,027,000	14,520,284	506,716	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	75,111	12,214,706	12,247,431	—	(32,725)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	66,627	11,121,000	10,864,101	256,899	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	65,720	10,894,000	10,716,241	177,759	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	64,096	10,752,000	10,451,362	300,638	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	60,921	10,091,000	9,933,666	157,334	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	23,874	3,944,000	3,892,829	51,171	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	23,343	3,819,000	3,806,222	12,778	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	32,750	5,713,000	5,340,149	372,851	—

				$7,076,921,907	$7,025,033,134	57,646,969	(5,758,196)

						$67,786,215	$(31,296,645)

See Notes to Financial Statements.

140

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/19	Buy	SEK	246,788	EUR	23,633	$—	$(538,817)	Citibank, N.A.
07/19/19	Buy	NOK	227,430	EUR	23,633	—	(249,384)	Citibank, N.A.

						$—	$(788,201)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	2,000	0.256%	$40,721	$(778)	$41,499	Barclays Bank PLC
People’s Republic of China (D01)	12/20/21	1.000%(Q)	4,500	0.194%	98,822	(1,750)	100,572	Barclays Bank PLC
Republic of Argentina (D01)	12/20/21	1.000%(Q)	1,500	14.108%	(395,474)	(583)	(394,891)	Barclays Bank PLC
Republic of Brazil (D01)	12/20/21	1.000%(Q)	7,500	1.100%	(10,327)	(2,917)	(7,410)	Barclays Bank PLC
Republic of Chile (D01)	12/20/21	1.000%(Q)	1,500	0.157%	34,397	(583)	34,980	Barclays Bank PLC
Republic of Colombia (D01)	12/20/21	1.000%(Q)	1,500	0.492%	21,344	(583)	21,927	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	2,000	0.484%	28,833	(778)	29,611	Barclays Bank PLC
Republic of Panama (D01)	12/20/21	1.000%(Q)	1,500	0.258%	30,484	(583)	31,067	Barclays Bank PLC
Republic of Peru (D01)	12/20/21	1.000%(Q)	1,500	0.219%	31,989	(583)	32,572	Barclays Bank PLC
Republic of Philippines (D01)	12/20/21	1.000%(Q)	1,500	0.254%	30,610	(583)	31,193	Barclays Bank PLC
Republic of South Africa (D01)	12/20/21	1.000%(Q)	5,000	1.223%	(22,590)	(1,944)	(20,646)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	141

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Republic of Turkey (D01)	12/20/21	1.000%(Q)	7,500	4.302%	$(587,581)	$(2,917)	$(584,664)	Barclays Bank PLC
Russian Federation (D01)	12/20/21	1.000%(Q)	5,500	0.836%	29,423	(2,139)	31,562	Barclays Bank PLC
United Mexican States (D01)	12/20/21	1.000%(Q)	5,500	0.604%	62,245	(2,139)	64,384	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/22	1.000%(Q)	4,500	0.377%	90,529	(2,500)	93,029	Barclays Bank PLC
People’s Republic of China (D02)	06/20/22	1.000%(Q)	15,000	0.282%	345,737	(8,333)	354,070	Barclays Bank PLC
Republic of Argentina (D02)	06/20/22	1.000%(Q)	4,500	13.715%	(1,308,145)	(2,500)	(1,305,645)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/22	1.000%(Q)	22,500	1.182%	(96,431)	(12,500)	(83,931)	Barclays Bank PLC
Republic of Chile (D02)	06/20/22	1.000%(Q)	4,500	0.182%	117,572	(2,500)	120,072	Barclays Bank PLC
Republic of Colombia (D02)	06/20/22	1.000%(Q)	6,000	0.548%	89,271	(3,333)	92,604	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/22	1.000%(Q)	6,000	0.696%	62,305	(3,333)	65,638	Barclays Bank PLC
Republic of Panama (D02)	06/20/22	1.000%(Q)	4,500	0.304%	100,665	(2,500)	103,165	Barclays Bank PLC
Republic of Peru (D02)	06/20/22	1.000%(Q)	4,500	0.261%	106,633	(2,500)	109,133	Barclays Bank PLC
Republic of Philippines (D02)	06/20/22	1.000%(Q)	4,500	0.365%	92,209	(2,500)	94,709	Barclays Bank PLC
Republic of South Africa (D02)	06/20/22	1.000%(Q)	13,500	1.319%	(113,280)	(7,500)	(105,780)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/22	1.000%(Q)	22,500	4.326%	(2,074,186)	(12,500)	(2,061,686)	Barclays Bank PLC

See Notes to Financial Statements.

142

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D02 )	06/20/22	1.000%(Q)	13,500	0.892%	$59,501	$(7,500)	$67,001	Barclays Bank PLC
United Mexican States (D02)	06/20/22	1.000%(Q)	19,500	0.664%	220,801	(10,833)	231,634	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	1,500	0.668%	21,384	(3,708)	25,092	Citibank, N.A.
People’s Republic of China (D03)	06/20/23	1.000%(Q)	5,500	0.389%	139,612	(13,597)	153,209	Citibank, N.A.
Republic of Argentina (D03)	06/20/23	1.000%(Q)	1,500	12.653%	(486,945)	(3,542)	(483,403)	Citibank, N.A.
Republic of Brazil (D03)	06/20/23	1.000%(Q)	7,500	1.411%	(110,390)	(17,708)	(92,682)	Citibank, N.A.
Republic of Chile (D03)	06/20/23	1.000%(Q)	1,500	0.266%	45,462	(3,542)	49,004	Citibank, N.A.
Republic of Colombia (D03)	06/20/23	1.000%(Q)	2,000	0.731%	23,495	(4,722)	28,217	Citibank, N.A.
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	2,000	0.936%	7,362	(4,722)	12,084	Citibank, N.A.
Republic of Lebanon (D03)	06/20/23	1.000%(Q)	1,500	8.057%	(339,882)	(3,708)	(336,174)	Citibank, N.A.
Republic of Panama (D03)	06/20/23	1.000%(Q)	1,500	0.445%	34,730	(3,542)	38,272	Citibank, N.A.
Republic of Peru (D03)	06/20/23	1.000%(Q)	1,500	0.399%	37,471	(3,542)	41,013	Citibank, N.A.
Republic of Philippines (D03)	06/20/23	1.000%(Q)	1,500	0.492%	31,864	(3,542)	35,406	Citibank, N.A.
Republic of South Africa (D03)	06/20/23	1.000%(Q)	4,500	1.574%	(94,373)	(10,625)	(83,748)	Citibank, N.A.
Republic of Turkey (D03)	06/20/23	1.000%(Q)	7,000	4.379%	(833,263)	(17,306)	(815,957)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	143

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D03)	06/20/23	1.000%(Q)	4,500	1.050%	$(3,518)	$(11,125)	$7,607	Citibank, N.A.
United Mexican States (D03)	06/20/23	1.000%(Q)	6,500	0.879%	38,373	(15,347)	53,720	Citibank, N.A.
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	7,500	0.527%	148,999	(4,167)	153,166	Barclays Bank PLC
People’s Republic of China (D04)	06/20/23	1.000%(Q)	27,500	0.389%	698,062	(15,278)	713,340	Barclays Bank PLC
Republic of Argentina (D04)	06/20/23	1.000%(Q)	7,500	12.653%	(2,434,723)	(4,167)	(2,430,556)	Barclays Bank PLC
Republic of Brazil (D04)	06/20/23	1.000%(Q)	37,500	1.411%	(551,948)	(20,833)	(531,115)	Barclays Bank PLC
Republic of Chile (D04)	06/20/23	1.000%(Q)	7,500	0.266%	227,308	(4,167)	231,475	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	10,000	0.731%	117,477	(5,556)	123,033	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	10,000	0.936%	36,812	(5,556)	42,368	Barclays Bank PLC
Republic of Lebanon (D04)	06/20/23	1.000%(Q)	7,500	8.057%	(1,699,408)	(4,167)	(1,695,241)	Barclays Bank PLC
Republic of Panama (D04)	06/20/23	1.000%(Q)	7,500	0.445%	173,651	(4,167)	177,818	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	7,500	0.399%	187,353	(4,167)	191,520	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	7,500	0.492%	159,318	(4,167)	163,485	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	22,500	1.574%	(471,866)	(12,500)	(459,366)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	35,000	4.379%	(4,166,314)	(19,444)	(4,146,870)	Barclays Bank PLC

See Notes to Financial Statements.

144

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D04)	06/20/23	1.000%(Q)	22,500	1.050%	$(17,588)	$(12,500)	$(5,088)	Barclays Bank PLC
United Mexican States (D04)	06/20/23	1.000%(Q)	32,500	0.879%	191,865	(18,056)	209,921	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	5,250	0.527%	104,300	(3,938)	108,238	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	19,250	0.389%	488,643	(14,438)	503,081	Barclays Bank PLC
Republic of Argentina (D05)	06/20/23	1.000%(Q)	5,250	12.653%	(1,704,306)	(3,938)	(1,700,368)	Barclays Bank PLC
Republic of Brazil (D05)	06/20/23	1.000%(Q)	26,250	1.411%	(386,364)	(19,688)	(366,676)	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	5,250	0.266%	159,116	(3,938)	163,054	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	7,000	0.731%	82,234	(5,250)	87,484	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	7,000	0.936%	25,768	(5,250)	31,018	Barclays Bank PLC
Republic of Lebanon (D05)	06/20/23	1.000%(Q)	5,250	8.057%	(1,189,586)	(3,938)	(1,185,648)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	5,250	0.445%	121,556	(3,938)	125,494	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	5,250	0.399%	131,147	(3,938)	135,085	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	5,250	0.492%	111,522	(3,938)	115,460	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	15,750	1.574%	(330,306)	(11,813)	(318,493)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	24,500	4.379%	(2,916,420)	(18,375)	(2,898,045)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	145

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D05)	06/20/23	1.000%(Q)	15,750	1.050%	$(12,312)	$(11,813)	$(499)	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	22,750	0.879%	134,306	(17,063)	151,369	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	4,500	0.527%	89,400	(2,625)	92,025	Barclays Bank PLC
People’s Republic of China (D06)	06/20/23	1.000%(Q)	16,500	0.389%	418,837	(9,625)	428,462	Barclays Bank PLC
Republic of Argentina (D06)	06/20/23	1.000%(Q)	4,500	12.653%	(1,460,834)	(2,625)	(1,458,209)	Barclays Bank PLC
Republic of Brazil (D06)	06/20/23	1.000%(Q)	22,500	1.411%	(331,169)	(13,125)	(318,044)	Barclays Bank PLC
Republic of Chile (D06)	06/20/23	1.000%(Q)	4,500	0.266%	136,385	(2,625)	139,010	Barclays Bank PLC
Republic of Colombia (D06)	06/20/23	1.000%(Q)	6,000	0.731%	70,486	(3,500)	73,986	Barclays Bank PLC
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	6,000	0.936%	22,087	(3,500)	25,587	Barclays Bank PLC
Republic of Lebanon (D06)	06/20/23	1.000%(Q)	4,500	8.057%	(1,019,645)	(2,625)	(1,017,020)	Barclays Bank PLC
Republic of Panama (D06)	06/20/23	1.000%(Q)	4,500	0.445%	104,191	(2,625)	106,816	Barclays Bank PLC
Republic of Peru (D06)	06/20/23	1.000%(Q)	4,500	0.399%	112,412	(2,625)	115,037	Barclays Bank PLC
Republic of Philippines (D06)	06/20/23	1.000%(Q)	4,500	0.492%	95,591	(2,625)	98,216	Barclays Bank PLC
Republic of South Africa (D06)	06/20/23	1.000%(Q)	13,500	1.574%	(283,120)	(7,875)	(275,245)	Barclays Bank PLC
Republic of Turkey (D06)	06/20/23	1.000%(Q)	21,000	4.379%	(2,499,789)	(12,250)	(2,487,539)	Barclays Bank PLC

See Notes to Financial Statements.

146

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D06)	06/20/23	1.000%(Q)	13,500	1.050%	$(10,553)	$(7,875)	$(2,678)	Barclays Bank PLC
United Mexican States (D06)	06/20/23	1.000%(Q)	19,500	0.879%	115,119	(11,375)	126,494	Barclays Bank PLC
Federation of Malaysia (D07)	06/20/23	1.000%(Q)	2,250	0.527%	44,700	(2,563)	47,263	Barclays Bank PLC
People’s Republic of China (D07)	06/20/23	1.000%(Q)	8,250	0.389%	209,419	(9,396)	218,815	Barclays Bank PLC
Republic of Argentina (D07)	06/20/23	1.000%(Q)	2,250	12.653%	(730,417)	(2,563)	(727,854)	Barclays Bank PLC
Republic of Brazil (D07)	06/20/23	1.000%(Q)	11,250	1.411%	(165,585)	(12,813)	(152,772)	Barclays Bank PLC
Republic of Chile (D07)	06/20/23	1.000%(Q)	2,250	0.266%	68,192	(2,563)	70,755	Barclays Bank PLC
Republic of Colombia (D07)	06/20/23	1.000%(Q)	3,000	0.731%	35,243	(3,417)	38,660	Barclays Bank PLC
Republic of Indonesia (D07)	06/20/23	1.000%(Q)	3,000	0.936%	11,044	(3,417)	14,461	Barclays Bank PLC
Republic of Lebanon (D07)	06/20/23	1.000%(Q)	2,250	8.057%	(509,822)	(2,563)	(507,259)	Barclays Bank PLC
Republic of Panama (D07)	06/20/23	1.000%(Q)	2,250	0.445%	52,095	(2,563)	54,658	Barclays Bank PLC
Republic of Peru (D07)	06/20/23	1.000%(Q)	2,250	0.399%	56,206	(2,563)	58,769	Barclays Bank PLC
Republic of Philippines (D07)	06/20/23	1.000%(Q)	2,250	0.492%	47,795	(2,563)	50,358	Barclays Bank PLC
Republic of South Africa (D07)	06/20/23	1.000%(Q)	6,750	1.574%	(141,560)	(7,688)	(133,872)	Barclays Bank PLC
Republic of Turkey (D07)	06/20/23	1.000%(Q)	10,500	4.379%	(1,249,894)	(11,958)	(1,237,936)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	147

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D07)	06/20/23	1.000%(Q)	6,750	1.050%	$(5,277)	$(7,688)	$2,411	Barclays Bank PLC
United Mexican States (D07)	06/20/23	1.000%(Q)	9,750	0.879%	57,560	(11,104)	68,664	Barclays Bank PLC
Federation of Malaysia (D08)	06/20/23	1.000%(Q)	1,500	0.527%	29,800	(1,167)	30,967	Citibank, N.A.
People’s Republic of China (D08)	06/20/23	1.000%(Q)	5,500	0.389%	139,612	(4,278)	143,890	Citibank, N.A.
Republic of Argentina (D08)	06/20/23	1.000%(Q)	1,500	12.653%	(486,945)	(1,167)	(485,778)	Citibank, N.A.
Republic of Brazil (D08)	06/20/23	1.000%(Q)	7,500	1.411%	(110,390)	(5,833)	(104,557)	Citibank, N.A.
Republic of Chile (D08)	06/20/23	1.000%(Q)	1,500	0.266%	45,462	(1,167)	46,629	Citibank, N.A.
Republic of Colombia (D08)	06/20/23	1.000%(Q)	2,000	0.731%	23,495	(1,556)	25,051	Citibank, N.A.
Republic of Indonesia (D08)	06/20/23	1.000%(Q)	2,000	0.936%	7,362	(1,556)	8,918	Citibank, N.A.
Republic of Lebanon (D08)	06/20/23	1.000%(Q)	1,500	8.057%	(339,882)	(1,167)	(338,715)	Citibank, N.A.
Republic of Panama (D08)	06/20/23	1.000%(Q)	1,500	0.445%	34,730	(1,167)	35,897	Citibank, N.A.
Republic of Peru (D08)	06/20/23	1.000%(Q)	1,500	0.399%	37,471	(1,167)	38,638	Citibank, N.A.
Republic of Philippines (D08)	06/20/23	1.000%(Q)	1,500	0.492%	31,864	(1,167)	33,031	Citibank, N.A.
Republic of South Africa (D08)	06/20/23	1.000%(Q)	4,500	1.574%	(94,373)	(3,500)	(90,873)	Citibank, N.A.
Republic of Turkey (D08)	06/20/23	1.000%(Q)	7,000	4.379%	(833,263)	(5,444)	(827,819)	Citibank, N.A.

See Notes to Financial Statements.

148

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D08)	06/20/23	1.000%(Q)	4,500	1.050%	$(3,518)	$(3,500)	$(18)	Citibank, N.A.
United Mexican States (D08)	06/20/23	1.000%(Q)	6,500	0.879%	38,373	(5,056)	43,429	Citibank, N.A.
Federation of Malaysia (D09)	06/20/23	1.000%(Q)	3,000	0.668%	42,768	(5,833)	48,601	Citibank, N.A.
People’s Republic of China (D09)	06/20/23	1.000%(Q)	11,000	0.389%	279,225	(21,389)	300,614	Citibank, N.A.
Republic of Argentina (D09)	06/20/23	1.000%(Q)	3,000	12.653%	(973,889)	(5,833)	(968,056)	Citibank, N.A.
Republic of Brazil (D09)	06/20/23	1.000%(Q)	15,000	1.411%	(220,779)	(29,167)	(191,612)	Citibank, N.A.
Republic of Chile (D09)	06/20/23	1.000%(Q)	3,000	0.266%	90,923	(5,833)	96,756	Citibank, N.A.
Republic of Colombia (D09)	06/20/23	1.000%(Q)	4,000	0.731%	46,991	(7,778)	54,769	Citibank, N.A.
Republic of Indonesia (D09)	06/20/23	1.000%(Q)	4,000	0.936%	14,725	(7,778)	22,503	Citibank, N.A.
Republic of Lebanon (D09)	06/20/23	1.000%(Q)	3,000	8.057%	(679,763)	(5,833)	(673,930)	Citibank, N.A.
Republic of Panama (D09)	06/20/23	1.000%(Q)	3,000	0.445%	69,460	(5,833)	75,293	Citibank, N.A.
Republic of Peru (D09)	06/20/23	1.000%(Q)	3,000	0.399%	74,941	(5,833)	80,774	Citibank, N.A.
Republic of Philippines (D09)	06/20/23	1.000%(Q)	3,000	0.492%	63,727	(5,833)	69,560	Citibank, N.A.
Republic of South Africa (D09)	06/20/23	1.000%(Q)	9,000	1.574%	(188,746)	(17,500)	(171,246)	Citibank, N.A.
Republic of Turkey (D09)	06/20/23	1.000%(Q)	14,000	4.379%	(1,666,526)	(27,222)	(1,639,304)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	149

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D09)	06/20/23	1.000%(Q)	9,000	1.050%	$(7,035)	$(17,500)	$10,465	Citibank, N.A.
United Mexican States (D09)	06/20/23	1.000%(Q)	13,000	0.879%	76,746	(25,278)	102,024	Citibank, N.A.
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	10,500	0.614%	190,331	(5,542)	195,873	Barclays Bank PLC
People’s Republic of China (D10)	12/20/23	1.000%(Q)	35,000	0.460%	873,190	(18,472)	891,662	Barclays Bank PLC
Republic of Argentina (D10)	12/20/23	1.000%(Q)	10,500	12.402%	(3,606,302)	(5,542)	(3,600,760)	Barclays Bank PLC
Republic of Brazil (D10)	12/20/23	1.000%(Q)	52,500	1.583%	(1,249,987)	(27,708)	(1,222,279)	Barclays Bank PLC
Republic of Chile (D10)	12/20/23	1.000%(Q)	10,500	0.334%	321,196	(5,542)	326,738	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	14,000	0.867%	97,750	(7,389)	105,139	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	14,000	1.075%	(29,191)	(7,389)	(21,802)	Barclays Bank PLC
Republic of Lebanon (D10)	12/20/23	1.000%(Q)	10,500	8.019%	(2,576,068)	(5,542)	(2,570,526)	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	10,500	0.541%	224,440	(5,542)	229,982	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	10,500	0.491%	247,724	(5,542)	253,266	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	10,500	0.572%	210,025	(5,542)	215,567	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	31,500	1.728%	(943,307)	(16,625)	(926,682)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	52,500	4.448%	(7,014,691)	(27,708)	(6,986,983)	Barclays Bank PLC

See Notes to Financial Statements.

150

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D10)	12/20/23	1.000%(Q)	31,500	1.153%	$(172,373)	$(16,625)	$(155,748)	Barclays Bank PLC
United Mexican States (D10)	12/20/23	1.000%(Q)	45,500	1.016%	20,915	(24,014)	44,929	Barclays Bank PLC
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	4,500	0.614%	81,571	(2,625)	84,196	Barclays Bank PLC
People’s Republic of China (D11)	12/20/23	1.000%(Q)	15,000	0.460%	374,224	(8,750)	382,974	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	4,500	12.402%	(1,545,558)	(2,625)	(1,542,933)	Barclays Bank PLC
Republic of Brazil (D11)	12/20/23	1.000%(Q)	22,500	1.583%	(535,709)	(13,125)	(522,584)	Barclays Bank PLC
Republic of Chile (D11)	12/20/23	1.000%(Q)	4,500	0.334%	137,655	(2,625)	140,280	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	6,000	0.867%	41,893	(3,500)	45,393	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	6,000	1.075%	(12,510)	(3,500)	(9,010)	Barclays Bank PLC
Republic of Lebanon (D11)	12/20/23	1.000%(Q)	4,500	8.019%	(1,104,029)	(2,625)	(1,101,404)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	4,500	0.541%	96,189	(2,625)	98,814	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	4,500	0.491%	106,168	(2,625)	108,793	Barclays Bank PLC
Republic of Philippines (D11)	12/20/23	1.000%(Q)	4,500	0.572%	90,011	(2,625)	92,636	Barclays Bank PLC
Republic of South Africa (D11)	12/20/23	1.000%(Q)	13,500	1.728%	(404,275)	(7,875)	(396,400)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	22,500	4.448%	(3,006,296)	(13,125)	(2,993,171)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	151

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D11)	12/20/23	1.000%(Q)	13,500	1.153%	$(73,874)	$(7,875)	$(65,999)	Barclays Bank PLC
United Mexican States (D11)	12/20/23	1.000%(Q)	19,500	1.016%	8,964	(11,375)	20,339	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	6,000	0.614%	108,761	(3,833)	112,594	Barclays Bank PLC
People’s Republic of China (D12)	12/20/23	1.000%(Q)	20,000	0.460%	498,966	(12,778)	511,744	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	6,000	12.402%	(2,060,744)	(3,833)	(2,056,911)	Barclays Bank PLC
Republic of Brazil (D12)	12/20/23	1.000%(Q)	30,000	1.583%	(714,278)	(19,167)	(695,111)	Barclays Bank PLC
Republic of Chile (D12)	12/20/23	1.000%(Q)	6,000	0.334%	183,540	(3,833)	187,373	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	8,000	0.867%	55,857	(5,111)	60,968	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	8,000	1.075%	(16,680)	(5,111)	(11,569)	Barclays Bank PLC
Republic of Lebanon (D12)	12/20/23	1.000%(Q)	6,000	8.019%	(1,472,039)	(3,833)	(1,468,206)	Barclays Bank PLC
Republic of Panama (D12)	12/20/23	1.000%(Q)	6,000	0.541%	128,252	(3,833)	132,085	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	6,000	0.491%	141,557	(3,833)	145,390	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	6,000	0.572%	120,014	(3,833)	123,847	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	18,000	1.728%	(539,033)	(11,500)	(527,533)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	30,000	4.448%	(4,008,395)	(19,167)	(3,989,228)	Barclays Bank PLC

See Notes to Financial Statements.

152

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D12)	12/20/23	1.000%(Q)	18,000	1.153%	$(98,499)	$(11,500)	$(86,999)	Barclays Bank PLC
United Mexican States (D12)	12/20/23	1.000%(Q)	26,000	1.016%	11,952	(16,611)	28,563	Barclays Bank PLC
Federation of Malaysia (D13)	12/20/23	1.000%(Q)	2,250	0.614%	40,785	(1,625)	42,410	Barclays Bank PLC
People’s Republic of China (D13)	12/20/23	1.000%(Q)	7,500	0.460%	187,112	(5,417)	192,529	Barclays Bank PLC
Republic of Argentina (D13)	12/20/23	1.000%(Q)	2,250	12.402%	(772,779)	(1,625)	(771,154)	Barclays Bank PLC
Republic of Brazil (D13)	12/20/23	1.000%(Q)	11,250	1.583%	(267,854)	(8,125)	(259,729)	Barclays Bank PLC
Republic of Chile (D13)	12/20/23	1.000%(Q)	2,250	0.334%	68,828	(1,625)	70,453	Barclays Bank PLC
Republic of Colombia (D13)	12/20/23	1.000%(Q)	3,000	0.867%	20,946	(2,167)	23,113	Barclays Bank PLC
Republic of Indonesia (D13)	12/20/23	1.000%(Q)	3,000	1.075%	(6,255)	(2,167)	(4,088)	Barclays Bank PLC
Republic of Lebanon (D13)	12/20/23	1.000%(Q)	2,250	8.019%	(552,015)	(1,625)	(550,390)	Barclays Bank PLC
Republic of Panama (D13)	12/20/23	1.000%(Q)	2,250	0.541%	48,094	(1,625)	49,719	Barclays Bank PLC
Republic of Peru (D13)	12/20/23	1.000%(Q)	2,250	0.491%	53,084	(1,625)	54,709	Barclays Bank PLC
Republic of Philippines (D13)	12/20/23	1.000%(Q)	2,250	0.572%	45,005	(1,625)	46,630	Barclays Bank PLC
Republic of South Africa (D13)	12/20/23	1.000%(Q)	6,750	1.728%	(202,137)	(4,875)	(197,262)	Barclays Bank PLC
Republic of Turkey (D13)	12/20/23	1.000%(Q)	11,250	4.448%	(1,503,148)	(8,125)	(1,495,023)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	153

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D13)	12/20/23	1.000%(Q)	6,750	1.153%	$(36,937)	$(4,875)	$(32,062)	Barclays Bank PLC
United Mexican States (D13)	12/20/23	1.000%(Q)	9,750	1.016%	4,482	(7,042)	11,524	Barclays Bank PLC
Federation of Malaysia (D14)	12/20/23	1.000%(Q)	10,500	0.614%	190,331	(8,167)	198,498	Barclays Bank PLC
People’s Republic of China (D14)	12/20/23	1.000%(Q)	35,000	0.460%	873,190	(27,222)	900,412	Barclays Bank PLC
Republic of Argentina (D14)	12/20/23	1.000%(Q)	10,500	12.402%	(3,606,302)	(8,167)	(3,598,135)	Barclays Bank PLC
Republic of Brazil (D14)	12/20/23	1.000%(Q)	52,500	1.583%	(1,249,987)	(40,833)	(1,209,154)	Barclays Bank PLC
Republic of Chile (D14)	12/20/23	1.000%(Q)	10,500	0.334%	321,196	(8,167)	329,363	Barclays Bank PLC
Republic of Colombia (D14)	12/20/23	1.000%(Q)	14,000	0.867%	97,750	(10,889)	108,639	Barclays Bank PLC
Republic of Indonesia (D14)	12/20/23	1.000%(Q)	14,000	1.075%	(29,191)	(10,889)	(18,302)	Barclays Bank PLC
Republic of Lebanon (D14)	12/20/23	1.000%(Q)	10,500	8.019%	(2,576,068)	(8,167)	(2,567,901)	Barclays Bank PLC
Republic of Panama (D14)	12/20/23	1.000%(Q)	10,500	0.541%	224,440	(8,167)	232,607	Barclays Bank PLC
Republic of Peru (D14)	12/20/23	1.000%(Q)	10,500	0.491%	247,724	(8,167)	255,891	Barclays Bank PLC
Republic of Philippines (D14)	12/20/23	1.000%(Q)	10,500	0.572%	210,025	(8,167)	218,192	Barclays Bank PLC
Republic of South Africa (D14)	12/20/23	1.000%(Q)	31,500	1.728%	(943,307)	(24,500)	(918,807)	Barclays Bank PLC
Republic of Turkey (D14)	12/20/23	1.000%(Q)	52,500	4.448%	(7,014,691)	(40,833)	(6,973,858)	Barclays Bank PLC

See Notes to Financial Statements.

154

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D14)	12/20/23	1.000%(Q)	31,500	1.153%	$(172,373)	$(24,500)	$(147,873)	Barclays Bank PLC
United Mexican States (D14)	12/20/23	1.000%(Q)	45,500	1.016%	20,915	(35,389)	56,304	Barclays Bank PLC
Federation of Malaysia (D15)	12/20/23	1.000%(Q)	4,500	0.527%	89,400	(3,625)	93,025	Barclays Bank PLC
People’s Republic of China (D15)	12/20/23	1.000%(Q)	15,000	0.460%	374,224	(12,083)	386,307	Barclays Bank PLC
Republic of Argentina (D15)	12/20/23	1.000%(Q)	4,500	12.402%	(1,545,558)	(3,625)	(1,541,933)	Barclays Bank PLC
Republic of Brazil (D15)	12/20/23	1.000%(Q)	22,500	1.583%	(535,709)	(18,125)	(517,584)	Barclays Bank PLC
Republic of Chile (D15)	12/20/23	1.000%(Q)	4,500	0.334%	137,655	(3,625)	141,280	Barclays Bank PLC
Republic of Colombia (D15)	12/20/23	1.000%(Q)	6,000	0.867%	41,893	(4,833)	46,726	Barclays Bank PLC
Republic of Indonesia (D15)	12/20/23	1.000%(Q)	6,000	1.075%	(12,510)	(4,833)	(7,677)	Barclays Bank PLC
Republic of Lebanon (D15)	12/20/23	1.000%(Q)	4,500	8.019%	(1,104,029)	(3,625)	(1,100,404)	Barclays Bank PLC
Republic of Panama (D15)	12/20/23	1.000%(Q)	4,500	0.541%	96,189	(3,625)	99,814	Barclays Bank PLC
Republic of Peru (D15)	12/20/23	1.000%(Q)	4,500	0.491%	106,168	(3,625)	109,793	Barclays Bank PLC
Republic of Philippines (D15)	12/20/23	1.000%(Q)	4,500	0.572%	90,011	(3,625)	93,636	Barclays Bank PLC
Republic of South Africa (D15)	12/20/23	1.000%(Q)	13,500	1.728%	(404,275)	(10,875)	(393,400)	Barclays Bank PLC
Republic of Turkey (D15)	12/20/23	1.000%(Q)	22,500	4.448%	(3,006,296)	(18,125)	(2,988,171)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	155

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D15)	12/20/23	1.000%(Q)	13,500	1.153%	$(73,874)	$(10,875)	$(62,999)	Barclays Bank PLC
United Mexican States (D15)	12/20/23	1.000%(Q)	19,500	1.016%	8,964	(15,708)	24,672	Barclays Bank PLC
Federation of Malaysia (D16)	12/20/23	1.000%(Q)	2,250	0.614%	40,785	(2,563)	43,348	Barclays Bank PLC
People’s Republic of China (D16)	12/20/23	1.000%(Q)	7,500	0.460%	187,112	(8,542)	195,654	Barclays Bank PLC
Republic of Argentina (D16)	12/20/23	1.000%(Q)	2,250	12.402%	(772,779)	(2,563)	(770,216)	Barclays Bank PLC
Republic of Brazil (D16)	12/20/23	1.000%(Q)	11,250	1.583%	(267,854)	(12,813)	(255,041)	Barclays Bank PLC
Republic of Chile (D16)	12/20/23	1.000%(Q)	2,250	0.334%	68,828	(2,563)	71,391	Barclays Bank PLC
Republic of Colombia (D16)	12/20/23	1.000%(Q)	3,000	0.867%	20,946	(3,417)	24,363	Barclays Bank PLC
Republic of Indonesia (D16)	12/20/23	1.000%(Q)	3,000	1.075%	(6,255)	(3,417)	(2,838)	Barclays Bank PLC
Republic of Lebanon (D16)	12/20/23	1.000%(Q)	2,250	8.019%	(552,015)	(2,563)	(549,452)	Barclays Bank PLC
Republic of Panama (D16)	12/20/23	1.000%(Q)	2,250	0.541%	48,094	(2,563)	50,657	Barclays Bank PLC
Republic of Peru (D16)	12/20/23	1.000%(Q)	2,250	0.491%	53,084	(2,563)	55,647	Barclays Bank PLC
Republic of Philippines (D16)	12/20/23	1.000%(Q)	2,250	0.572%	45,005	(2,563)	47,568	Barclays Bank PLC
Republic of South Africa (D16)	12/20/23	1.000%(Q)	6,750	1.728%	(202,137)	(7,688)	(194,449)	Barclays Bank PLC
Republic of Turkey (D16)	12/20/23	1.000%(Q)	11,250	4.448%	(1,503,148)	(12,813)	(1,490,335)	Barclays Bank PLC

See Notes to Financial Statements.

156

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D16)	12/20/23	1.000%(Q)	6,750	1.153%	$(36,937)	$(7,688)	$(29,249)	Barclays Bank PLC
United Mexican States (D16)	12/20/23	1.000%(Q)	9,750	1.016%	4,482	(11,104)	15,586	Barclays Bank PLC
Federation of Malaysia (D17)	12/20/23	1.000%(Q)	4,500	0.614%	81,571	(8,625)	90,196	Barclays Bank PLC
People’s Republic of China (D17)	12/20/23	1.000%(Q)	15,000	0.460%	374,224	(28,750)	402,974	Barclays Bank PLC
Republic of Argentina (D17)	12/20/23	1.000%(Q)	4,500	12.402%	(1,545,558)	(8,625)	(1,536,933)	Barclays Bank PLC
Republic of Brazil (D17)	12/20/23	1.000%(Q)	22,500	1.583%	(535,709)	(43,125)	(492,584)	Barclays Bank PLC
Republic of Chile (D17)	12/20/23	1.000%(Q)	4,500	0.334%	137,655	(8,625)	146,280	Barclays Bank PLC
Republic of Colombia (D17)	12/20/23	1.000%(Q)	6,000	0.867%	41,893	(11,500)	53,393	Barclays Bank PLC
Republic of Indonesia (D17)	12/20/23	1.000%(Q)	6,000	1.075%	(12,510)	(11,500)	(1,010)	Barclays Bank PLC
Republic of Lebanon (D17)	12/20/23	1.000%(Q)	4,500	8.019%	(1,104,029)	(8,625)	(1,095,404)	Barclays Bank PLC
Republic of Panama (D17)	12/20/23	1.000%(Q)	4,500	0.541%	96,189	(8,625)	104,814	Barclays Bank PLC
Republic of Peru (D17)	12/20/23	1.000%(Q)	4,500	0.491%	106,168	(8,625)	114,793	Barclays Bank PLC
Republic of Philippines (D17)	12/20/23	1.000%(Q)	4,500	0.572%	90,011	(8,625)	98,636	Barclays Bank PLC
Republic of South Africa (D17)	12/20/23	1.000%(Q)	13,500	1.728%	(404,275)	(25,875)	(378,400)	Barclays Bank PLC
Republic of Turkey (D17)	12/20/23	1.000%(Q)	22,500	4.448%	(3,006,296)	(43,125)	(2,963,171)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	157

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D17)	12/20/23	1.000%(Q)	13,500	1.153%	$(73,874)	$(25,875)	$(47,999)	Barclays Bank PLC
United Mexican States (D17)	12/20/23	1.000%(Q)	19,500	1.016%	8,964	(37,375)	46,339	Barclays Bank PLC
Federation of Malaysia (D18)	12/20/23	1.000%(Q)	1,500	0.614%	27,190	(1,083)	28,273	Citibank, N.A.
People’s Republic of China (D18)	12/20/23	1.000%(Q)	5,000	0.460%	124,741	(3,611)	128,352	Citibank, N.A.
Republic of Argentina (D18)	12/20/23	1.000%(Q)	1,500	12.402%	(515,186)	(1,083)	(514,103)	Citibank, N.A.
Republic of Brazil (D18)	12/20/23	1.000%(Q)	7,500	1.583%	(178,570)	(5,417)	(173,153)	Citibank, N.A.
Republic of Chile (D18)	12/20/23	1.000%(Q)	1,500	0.334%	45,885	(1,083)	46,968	Citibank, N.A.
Republic of Colombia (D18)	12/20/23	1.000%(Q)	2,000	0.867%	13,964	(1,444)	15,408	Citibank, N.A.
Republic of Indonesia (D18)	12/20/23	1.000%(Q)	2,000	1.075%	(4,170)	(1,444)	(2,726)	Citibank, N.A.
Republic of Lebanon (D18)	12/20/23	1.000%(Q)	1,500	8.019%	(368,010)	(1,083)	(366,927)	Citibank, N.A.
Republic of Panama (D18)	12/20/23	1.000%(Q)	1,500	0.541%	32,063	(1,083)	33,146	Citibank, N.A.
Republic of Peru (D18)	12/20/23	1.000%(Q)	1,500	0.491%	35,389	(1,083)	36,472	Citibank, N.A.
Republic of Philippines (D18)	12/20/23	1.000%(Q)	1,500	0.572%	30,004	(1,083)	31,087	Citibank, N.A.
Republic of South Africa (D18)	12/20/23	1.000%(Q)	4,500	1.728%	(134,758)	(3,250)	(131,508)	Citibank, N.A.
Republic of Turkey (D18)	12/20/23	1.000%(Q)	7,500	4.448%	(1,002,099)	(5,417)	(996,682)	Citibank, N.A.

See Notes to Financial Statements.

158

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D18)	12/20/23	1.000%(Q)	4,500	1.153%	$(24,625)	$(3,250)	$(21,375)	Citibank, N.A.
United Mexican States (D18)	12/20/23	1.000%(Q)	6,500	1.016%	2,988	(4,694)	7,682	Citibank, N.A.
Federation of Malaysia (D19)	12/20/23	1.000%(Q)	1,500	0.772%	16,720	(2,958)	19,678	Citibank, N.A.
People’s Republic of China (D19)	12/20/23	1.000%(Q)	5,000	0.460%	124,741	(9,861)	134,602	Citibank, N.A.
Republic of Argentina (D19)	12/20/23	1.000%(Q)	1,500	12.402%	(515,186)	(2,958)	(512,228)	Citibank, N.A.
Republic of Brazil (D19)	12/20/23	1.000%(Q)	7,500	1.583%	(178,570)	(14,792)	(163,778)	Citibank, N.A.
Republic of Chile (D19)	12/20/23	1.000%(Q)	1,500	0.334%	45,885	(2,958)	48,843	Citibank, N.A.
Republic of Colombia (D19)	12/20/23	1.000%(Q)	2,000	0.867%	13,964	(3,944)	17,908	Citibank, N.A.
Republic of Indonesia (D19)	12/20/23	1.000%(Q)	2,000	1.075%	(4,170)	(3,944)	(226)	Citibank, N.A.
Republic of Lebanon (D19)	12/20/23	1.000%(Q)	1,500	8.019%	(368,010)	(2,958)	(365,052)	Citibank, N.A.
Republic of Panama (D19)	12/20/23	1.000%(Q)	1,500	0.541%	32,063	(2,958)	35,021	Citibank, N.A.
Republic of Peru (D19)	12/20/23	1.000%(Q)	1,500	0.491%	35,389	(2,958)	38,347	Citibank, N.A.
Republic of Philippines (D19)	12/20/23	1.000%(Q)	1,500	0.572%	30,004	(2,958)	32,962	Citibank, N.A.
Republic of South Africa (D19)	12/20/23	1.000%(Q)	4,500	1.728%	(134,758)	(8,875)	(125,883)	Citibank, N.A.
Republic of Turkey (D19)	12/20/23	1.000%(Q)	7,500	4.448%	(1,002,099)	(14,792)	(987,307)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	159

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D19)	12/20/23	1.000%(Q)	4,500	1.153%	$(24,625)	$(8,875)	$(15,750)	Citibank, N.A.
United Mexican States (D19)	12/20/23	1.000%(Q)	6,500	1.016%	2,988	(12,819)	15,807	Citibank, N.A.
Federation of Malaysia (D20)	12/20/23	1.000%(Q)	3,000	0.618%	53,733	(6,833)	60,566	Citibank, N.A.
People’s Republic of China (D20)	12/20/23	1.000%(Q)	10,000	0.368%	290,080	(22,778)	312,858	Citibank, N.A.
Republic of Argentina (D20)	12/20/23	1.000%(Q)	3,000	12.136%	(1,006,215)	(6,833)	(999,382)	Citibank, N.A.
Republic of Brazil (D20)	12/20/23	1.000%(Q)	15,000	1.583%	(357,139)	(34,167)	(322,972)	Citibank, N.A.
Republic of Chile (D20)	12/20/23	1.000%(Q)	3,000	0.334%	91,770	(6,833)	98,603	Citibank, N.A.
Republic of Colombia (D20)	12/20/23	1.000%(Q)	4,000	0.867%	27,929	(9,111)	37,040	Citibank, N.A.
Republic of Indonesia (D20)	12/20/23	1.000%(Q)	4,000	0.860%	29,075	(9,111)	38,186	Citibank, N.A.
Republic of Lebanon (D20)	12/20/23	1.000%(Q)	3,000	8.019%	(736,019)	(6,833)	(729,186)	Citibank, N.A.
Republic of Panama (D20)	12/20/23	1.000%(Q)	3,000	0.541%	64,126	(6,833)	70,959	Citibank, N.A.
Republic of Peru (D20)	12/20/23	1.000%(Q)	3,000	0.491%	70,778	(6,917)	77,695	Citibank, N.A.
Republic of Philippines (D20)	12/20/23	1.000%(Q)	3,000	0.457%	75,087	(6,833)	81,920	Citibank, N.A.
Republic of South Africa (D20)	12/20/23	1.000%(Q)	9,000	1.741%	(274,439)	(20,500)	(253,939)	Citibank, N.A.
Republic of Turkey (D20)	12/20/23	1.000%(Q)	15,000	4.448%	(2,004,197)	(34,167)	(1,970,030)	Citibank, N.A.

See Notes to Financial Statements.

160

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D20)	12/20/23	1.000%(Q)	9,000	1.163%	$(52,992)	$(20,500)	$(32,492)	Citibank, N.A.
United Mexican States (D20)	12/20/23	1.000%(Q)	13,000	1.016%	5,976	(29,611)	35,587	Citibank, N.A.
Federation of Malaysia (D21)	12/20/23	1.000%(Q)	3,000	0.772%	33,441	(7,417)	40,858	Citibank, N.A.
People’s Republic of China (D21)	12/20/23	1.000%(Q)	10,000	0.460%	249,483	(24,722)	274,205	Citibank, N.A.
Republic of Argentina (D21)	12/20/23	1.000%(Q)	3,000	12.402%	(1,030,372)	(7,417)	(1,022,955)	Citibank, N.A.
Republic of Brazil (D21)	12/20/23	1.000%(Q)	15,000	1.583%	(357,139)	(37,083)	(320,056)	Citibank, N.A.
Republic of Chile (D21)	12/20/23	1.000%(Q)	3,000	0.334%	91,770	(7,417)	99,187	Citibank, N.A.
Republic of Colombia (D21)	12/20/23	1.000%(Q)	4,000	0.867%	27,929	(9,889)	37,818	Citibank, N.A.
Republic of Indonesia (D21)	12/20/23	1.000%(Q)	4,000	1.075%	(8,340)	(9,889)	1,549	Citibank, N.A.
Republic of Lebanon (D21)	12/20/23	1.000%(Q)	3,000	8.019%	(736,019)	(7,417)	(728,602)	Citibank, N.A.
Republic of Panama (D21)	12/20/23	1.000%(Q)	3,000	0.541%	64,126	(7,417)	71,543	Citibank, N.A.
Republic of Peru (D21)	12/20/23	1.000%(Q)	3,000	0.491%	70,778	(7,417)	78,195	Citibank, N.A.
Republic of Philippines (D21)	12/20/23	1.000%(Q)	3,000	0.572%	60,007	(7,417)	67,424	Citibank, N.A.
Republic of South Africa (D21)	12/20/23	1.000%(Q)	9,000	1.728%	(269,516)	(22,250)	(247,266)	Citibank, N.A.
Republic of Turkey (D21)	12/20/23	1.000%(Q)	15,000	4.448%	(2,004,197)	(37,083)	(1,967,114)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	161

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D21)	12/20/23	1.000%(Q)	9,000	1.153%	$(49,249)	$(22,250)	$(26,999)	Citibank, N.A.
United Mexican States (D21)	12/20/23	1.000%(Q)	13,000	1.016%	5,976	(32,139)	38,115	Citibank, N.A.
Federation of Malaysia (D22)	12/20/23	1.000%(Q)	1,500	0.618%	26,867	—	26,867	Citibank, N.A.
People’s Republic of China (D22)	12/20/23	1.000%(Q)	5,000	0.368%	145,040	—	145,040	Citibank, N.A.
Republic of Argentina (D22)	12/20/23	1.000%(Q)	1,500	12.136%	(503,108)	—	(503,108)	Citibank, N.A.
Republic of Brazil (D22)	12/20/23	1.000%(Q)	7,500	1.583%	(178,570)	—	(178,570)	Citibank, N.A.
Republic of Chile (D22)	12/20/23	1.000%(Q)	1,500	0.334%	45,885	—	45,885	Citibank, N.A.
Republic of Colombia (D22)	12/20/23	1.000%(Q)	2,000	0.867%	13,964	—	13,964	Citibank, N.A.
Republic of Indonesia (D22)	12/20/23	1.000%(Q)	2,000	1.075%	(4,170)	—	(4,170)	Citibank, N.A.
Republic of Lebanon (D22)	12/20/23	1.000%(Q)	1,500	8.019%	(368,010)	—	(368,010)	Citibank, N.A.
Republic of Panama (D22)	12/20/23	1.000%(Q)	1,500	0.541%	32,063	—	32,063	Citibank, N.A.
Republic of Peru (D22)	12/20/23	1.000%(Q)	1,500	0.491%	35,389	—	35,389	Citibank, N.A.
Republic of Philippines (D22)	12/20/23	1.000%(Q)	1,500	0.457%	37,543	—	37,543	Citibank, N.A.
Republic of South Africa (D22)	12/20/23	1.000%(Q)	4,500	1.741%	(137,219)	—	(137,219)	Citibank, N.A.
Republic of Turkey (D22)	12/20/23	1.000%(Q)	7,500	4.448%	(1,002,099)	—	(1,002,099)	Citibank, N.A.

See Notes to Financial Statements.

162

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D22)	12/20/23	1.000%(Q)	4,500	1.163%	$(26,496)	$—	$(26,496)	Citibank, N.A.
United Mexican States (D22)	12/20/23	1.000%(Q)	6,500	1.016%	2,988	—	2,988	Citibank, N.A.
Federation of Malaysia (D23)	06/20/24	1.000%(Q)	6,000	0.856%	48,660	(333)	48,993	Citibank, N.A.
Kingdom of Bahrain (D23)	06/20/24	1.000%(Q)	4,500	0.773%	54,355	(250)	54,605	Citibank, N.A.
People’s Republic of China (D23)	06/20/24	1.000%(Q)	13,500	0.518%	331,029	(750)	331,779	Citibank, N.A.
Republic of Argentina (D23)	06/20/24	1.000%(Q)	9,000	12.201%	(3,248,340)	(500)	(3,247,840)	Citibank, N.A.
Republic of Brazil (D23)	06/20/24	1.000%(Q)	19,500	1.720%	(635,728)	(1,083)	(634,645)	Citibank, N.A.
Republic of Chile (D23)	06/20/24	1.000%(Q)	4,500	0.389%	138,902	(250)	139,152	Citibank, N.A.
Republic of Colombia (D23)	06/20/24	1.000%(Q)	6,000	0.976%	14,035	(333)	14,368	Citibank, N.A.
Republic of Indonesia (D23)	06/20/24	1.000%(Q)	10,500	1.186%	(80,783)	(583)	(80,200)	Citibank, N.A.
Republic of Peru (D23)	06/20/24	1.000%(Q)	4,500	0.565%	100,051	(250)	100,301	Citibank, N.A.
Republic of Philippines (D23)	06/20/24	1.000%(Q)	4,500	0.635%	84,543	(250)	84,793	Citibank, N.A.
Republic of South Africa (D23)	06/20/24	1.000%(Q)	12,000	1.852%	(463,518)	(667)	(462,851)	Citibank, N.A.
Republic of Turkey (D23)	06/20/24	1.000%(Q)	19,500	4.502%	(2,876,719)	(1,083)	(2,875,636)	Citibank, N.A.
Russian Federation (D23)	06/20/24	1.000%(Q)	12,000	1.236%	(120,502)	(667)	(119,835)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	163

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
State of Qatar (D23)	06/20/24	1.000%(Q)	4,500	0.651%	$81,100	$(250)	$81,350	Citibank, N.A.
United Mexican States (D23)	06/20/24	1.000%(Q)	19,500	1.126%	(94,344)	(1,083)	(93,261)	Citibank, N.A.
Federation of Malaysia (D24)	06/20/24	1.000%(Q)	4,000	0.684%	65,353	(889)	66,242	Citibank, N.A.
Kingdom of Bahrain (D24)	06/20/24	1.000%(Q)	3,000	0.773%	36,237	(667)	36,904	Citibank, N.A.
People’s Republic of China (D24)	06/20/24	1.000%(Q)	9,000	0.414%	265,877	(2,000)	267,877	Citibank, N.A.
Republic of Argentina (D24)	06/20/24	1.000%(Q)	6,000	11.939%	(2,114,724)	(1,333)	(2,113,391)	Citibank, N.A.
Republic of Brazil (D24)	06/20/24	1.000%(Q)	13,000	1.720%	(423,819)	(2,889)	(420,930)	Citibank, N.A.
Republic of Chile (D24)	06/20/24	1.000%(Q)	3,000	0.389%	92,601	(667)	93,268	Citibank, N.A.
Republic of Colombia (D24)	06/20/24	1.000%(Q)	4,000	0.976%	9,357	(889)	10,246	Citibank, N.A.
Republic of Indonesia (D24)	06/20/24	1.000%(Q)	7,000	1.186%	(53,855)	(1,556)	(52,299)	Citibank, N.A.
Republic of Peru (D24)	06/20/24	1.000%(Q)	3,000	0.565%	66,701	(667)	67,368	Citibank, N.A.
Republic of Philippines (D24)	06/20/24	1.000%(Q)	3,000	0.508%	74,779	(667)	75,446	Citibank, N.A.
Republic of South Africa (D24)	06/20/24	1.000%(Q)	8,000	1.865%	(314,139)	(1,778)	(312,361)	Citibank, N.A.
Republic of Turkey (D24)	06/20/24	1.000%(Q)	13,000	4.502%	(1,917,813)	(2,889)	(1,914,924)	Citibank, N.A.
Russian Federation (D24)	06/20/24	1.000%(Q)	8,000	1.247%	(84,245)	(1,778)	(82,467)	Citibank, N.A.
State of Qatar (D24)	06/20/24	1.000%(Q)	3,000	0.651%	54,067	(667)	54,734	Citibank, N.A.

See Notes to Financial Statements.

164

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
United Mexican States (D24)	06/20/24	1.000%(Q)	13,000	1.126%	$(62,896)	$(2,889)	$(60,007)	Citibank, N.A.
Federation of Malaysia (D25)	06/20/24	1.000%(Q)	6,000	0.856%	48,660	(2,333)	50,993	Citibank, N.A.
Kingdom of Bahrain (D25)	06/20/24	1.000%(Q)	4,500	0.773%	54,355	(1,750)	56,105	Citibank, N.A.
People’s Republic of China (D25)	06/20/24	1.000%(Q)	13,500	0.518%	331,029	(5,250)	336,279	Citibank, N.A.
Republic of Argentina (D25)	06/20/24	1.000%(Q)	9,000	12.201%	(3,248,340)	(3,500)	(3,244,840)	Citibank, N.A.
Republic of Brazil (D25)	06/20/24	1.000%(Q)	19,500	1.720%	(635,728)	(7,583)	(628,145)	Citibank, N.A.
Republic of Chile (D25)	06/20/24	1.000%(Q)	4,500	0.389%	138,902	(1,750)	140,652	Citibank, N.A.
Republic of Colombia (D25)	06/20/24	1.000%(Q)	6,000	0.976%	14,035	(2,333)	16,368	Citibank, N.A.
Republic of Indonesia (D25)	06/20/24	1.000%(Q)	10,500	1.186%	(80,783)	(4,083)	(76,700)	Citibank, N.A.
Republic of Peru (D25)	06/20/24	1.000%(Q)	4,500	0.565%	100,051	(1,750)	101,801	Citibank, N.A.
Republic of Philippines (D25)	06/20/24	1.000%(Q)	4,500	0.635%	84,543	(1,750)	86,293	Citibank, N.A.
Republic of South Africa (D25)	06/20/24	1.000%(Q)	12,000	1.852%	(463,518)	(4,667)	(458,851)	Citibank, N.A.
Republic of Turkey (D25)	06/20/24	1.000%(Q)	19,500	4.502%	(2,876,719)	(7,583)	(2,869,136)	Citibank, N.A.
Russian Federation (D25)	06/20/24	1.000%(Q)	12,000	1.236%	(120,502)	(4,667)	(115,835)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	165

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
State of Qatar (D25)	06/20/24	1.000%(Q)	4,500	0.651%	$81,100	$(1,750)	$82,850	Citibank, N.A.
United Mexican States (D25)	06/20/24	1.000%(Q)	19,500	1.126%	(94,344)	(7,583)	(86,761)	Citibank, N.A.

					$(116,486,121)	$(2,815,211)	$(113,670,910)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.26.V2 (D01)	12/20/21	1.000%(Q)	48,500	$542,175	$(29,639)	$571,814	Barclays Bank PLC
CDX.EM.27.V2 (D02)	06/20/22	1.000%(Q)	145,500	2,058,534	(64,667)	2,123,201	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	50,000	1,381,221	33,056	1,348,165	Citibank, N.A.
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	250,000	6,906,104	(161,111)	7,067,215	Barclays Bank PLC
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	175,000	4,834,273	(78,750)	4,913,023	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	150,000	4,143,662	(92,500)	4,236,162	Barclays Bank PLC
CDX.EM.29.V1 (D07)	06/20/23	1.000%(Q)	75,000	2,071,831	(4,583)	2,076,414	Barclays Bank PLC
CDX.EM.29.V1 (D08)	06/20/23	1.000%(Q)	50,000	1,381,221	(51,111)	1,432,332	Citibank, N.A.
CDX.EM.29.V1 (D09)	06/20/23	1.000%(Q)	100,000	2,762,442	24,444	2,737,998	Citibank, N.A.
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	350,000	12,662,008	649,444	12,012,564	Barclays Bank PLC
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	150,000	5,426,575	286,667	5,139,908	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	200,000	7,235,433	393,333	6,842,100	Barclays Bank PLC
CDX.EM.30.V1 (D13)	12/20/23	1.000%(Q)	75,000	2,713,287	153,750	2,559,537	Barclays Bank PLC
CDX.EM.30.V1 (D14)	12/20/23	1.000%(Q)	350,000	12,662,008	(147,778)	12,809,786	Barclays Bank PLC
CDX.EM.30.V1 (D15)	12/20/23	1.000%(Q)	150,000	5,426,575	(59,167)	5,485,742	Barclays Bank PLC
CDX.EM.30.V1 (D16)	12/20/23	1.000%(Q)	75,000	2,713,287	(4,583)	2,717,870	Barclays Bank PLC
CDX.EM.30.V1 (D17)	12/20/23	1.000%(Q)	150,000	5,426,575	107,500	5,319,075	Barclays Bank PLC
CDX.EM.30.V1 (D18)	12/20/23	1.000%(Q)	50,000	1,808,858	72,500	1,736,358	Citibank, N.A.
CDX.EM.30.V1 (D19)	12/20/23	1.000%(Q)	50,000	1,808,858	13,611	1,795,247	Citibank, N.A.
CDX.EM.30.V1 (D20)	12/20/23	1.000%(Q)	100,000	3,617,717	57,778	3,559,939	Citibank, N.A.
CDX.EM.30.V1 (D21)	12/20/23	1.000%(Q)	100,000	3,617,717	77,222	3,540,495	Citibank, N.A.
CDX.EM.30.V1 (D22)	12/20/23	1.000%(Q)	50,000	1,808,858	(85,000)	1,893,858	Citibank, N.A.
CDX.EM.31.V1 (D23)	06/20/24	1.000%(Q)	150,000	6,120,147	(321,667)	6,441,814	Citibank, N.A.
CDX.EM.31.V1 (D24)	06/20/24	1.000%(Q)	100,000	4,080,098	(202,778)	4,282,876	Citibank, N.A.
CDX.EM.31.V1 (D25)	06/20/24	1.000%(Q)	150,000	6,120,147	(301,667)	6,421,814	Citibank, N.A.

				$109,329,611	$264,304	$109,065,307

*

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise

See Notes to Financial Statements.

166

Credit default swap agreements outstanding at April 30, 2019 (continued):

the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D25).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$5,879,394	$8,741,174	$(2,861,780)	Deutsche Bank AG
Hellenic Republic	06/20/19	1.000%(Q)		20,000	(32,598)	128,491	(161,089)	Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		20,000	(32,598)	97,014	(129,612)	Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		17,710	(35,066)	94,471	(129,537)	Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		68,000	(110,834)	850,000	(960,834)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	278,502	472,463	(193,961)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(748,349)	(678,776)	(69,573)	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(1,884,740)	(1,576,250)	(308,490)	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(3,551,965)	(2,969,433)	(582,532)	Bank of America, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	122,658	136,097	(13,439)	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	99,763	205,398	(105,635)	HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	585,549	635,179	(49,630)	Citibank, N.A.
Republic of Argentina	12/20/19	5.000%(Q)		15,000	254,018	(1,151,683)	1,405,701	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,450	177,925	63,314	114,611	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	122,707	30,974	91,733	Barclays Bank PLC
Republic of Argentina	12/20/21	5.000%(Q)		15,000	2,672,571	549,038	2,123,533	Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)	EUR	45,550	(124,004)	(102,446)	(21,558)	Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)		63,920	(152,623)	(45,504)	(107,119)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)		25,000	(59,693)	(25,898)	(33,795)	Deutsche Bank AG
Republic of Italy	12/20/21	1.000%(Q)		50,000	(470,742)	1,084,472	(1,555,214)	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	(98,026)	613,190	(711,216)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)		19,290	(47,391)	431,529	(478,920)	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(924,373)	392,437	(1,316,810)	Deutsche Bank AG
Republic of Italy	06/20/28	1.000%(Q)		33,730	3,072,223	3,418,432	(346,209)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund	167

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (cont’d.):
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	$1,924,020	$3,111,116	$(1,187,096)	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(218,683)	(76,698)	(141,985)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	45,180	179,436	(134,256)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(116,211)	122,462	(238,673)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(114,794)	306,578	(421,372)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(39,052)	38,711	(77,763)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(38,078)	113,881	(151,959)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	(37,989)	104,322	(142,311)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	(18,950)	19,958	(38,908)	Citibank, N.A.

					$6,377,751	$15,313,449	$(8,935,698)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	3,460	1.479%	$1,706	$(9,949)	$11,655	Citibank, N.A.
Arab Republic of Egypt	06/20/20	1.000%(Q)	49,000	1.937%	(457,946)	(1,222,098)	764,152	Deutsche Bank AG
Cemex	06/20/24	5.000%(Q)	25,000	2.900%	2,526,435	2,256,509	269,926	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	4.193%	(5,621,569)	(8,370,154)	2,748,585	Deutsche Bank AG
Government of Jamaica	12/20/19	1.000%(Q)	2,500	2.492%	(20,776)	(9,114)	(11,662)	Citibank, N.A.
Government of Jamaica	12/20/19	1.000%(Q)	9,000	2.492%	(74,794)	(39,716)	(35,078)	Credit Suisse International
Hellenic Republic	06/20/23	1.000%(Q)	15,000	2.808%	(998,344)	(1,748,579)	750,235	Bank of America, N.A.

See Notes to Financial Statements.

168

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Hellenic Republic	06/20/23	1.000%(Q)	15,000	2.808%	$(998,344)	$(1,773,132)	$774,788	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	5,000	2.808%	(332,781)	(534,371)	201,590	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	13,130	3.188%	(1,271,638)	(2,839,362)	1,567,724	Barclays Bank PLC
Hellenic Republic	06/20/24	1.000%(Q)	20,000	3.188%	(1,936,997)	(4,525,000)	2,588,003	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	14,840	3.573%	(2,063,193)	(2,687,115)	623,922	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.247%	132,943	(563,759)	696,702	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)	35,000	0.656%	350,071	(322,572)	672,643	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.453%	1,635,423	1,471,945	163,478	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	169,000	0.087%	414,227	1,389,783	(975,556)	Goldman Sachs International
Kingdom of Spain	06/20/19	1.000%(Q)	58,400	0.087%	143,141	190,323	(47,182)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	63,700	0.456%	1,440,716	964,954	475,762	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	25,000	0.456%	565,430	377,690	187,740	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	114,000	0.514%	2,562,465	1,934,909	627,556	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	42,120	0.889%	435,539	(271,877)	707,416	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	2.201%	(731,245)	(907,194)	175,949	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	2.201%	(722,110)	(1,075,384)	353,274	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	2.201%	(245,753)	(306,324)	60,571	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	169

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	2.201%	$(239,069)	$(364,852)	$125,783	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	2.201%	(238,847)	(357,907)	119,060	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	2.201%	(121,651)	(150,839)	29,188	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.398%	(691,775)	(1,063,674)	371,899	Barclays Bank PLC
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	2.837%	(673,959)	(679,613)	5,654	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	3.383%	(1,741,090)	(1,717,153)	(23,937)	Citibank, N.A.
Republic of Brazil	06/20/19	1.000%(Q)	150,000	0.508%	278,724	320,755	(42,031)	BNP Paribas S.A.
Republic of Brazil	09/20/19	1.000%(Q)	116,440	0.570%	332,529	272,268	60,261	HSBC Bank USA, N.A.
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.269%	47,278	60,401	(13,123)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.418%	(602,288)	(2,031,230)	1,428,942	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)	10,000	0.253%	1,387	(67,170)	68,557	Bank of America, N.A.
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.206%	509,071	776,955	(267,884)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.484%	717,232	(1,167,237)	1,884,469	Citibank, N.A.
Republic of Italy	09/20/20	1.000%(Q)	29,050	0.713%	148,624	134,779	13,845	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	53,750	1.010%	51,615	(1,110,033)	1,161,648	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)	25,000	1.010%	24,007	(331,366)	355,373	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/21	1.000%(Q)	63,920	1.238%	(312,404)	(2,374,941)	2,062,537	Bank of America, N.A.
Republic of Italy	12/20/21	1.000%(Q)	50,000	1.238%	(244,371)	(1,381,930)	1,137,559	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)	39,900	1.675%	(983,388)	(2,103,439)	1,120,051	Bank of America, N.A.

See Notes to Financial Statements.

170

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Italy	06/20/23	1.000%(Q)		19,290	1.675%	$(475,427)	$(1,160,831)	$685,404	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)		53,910	1.675%	(1,328,683)	(2,550,523)	1,221,840	Goldman Sachs International
Republic of Italy	12/20/23	1.000%(Q)		110,000	1.070%	(205,640)	(1,712,887)	1,507,247	Deutsche Bank AG
Republic of Italy	12/20/23	1.000%(Q)		47,000	1.791%	(1,517,188)	(3,392,942)	1,875,754	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	1.791%	(1,294,452)	(2,927,531)	1,633,079	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	1.791%	(548,770)	(1,132,801)	584,031	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	1.165%	(874,697)	(2,271,066)	1,396,369	Deutsche Bank AG
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.304%	107,376	41,586	65,790	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.215%	264,113	168,758	95,355	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		11,080	0.532%	217,338	9,736	207,602	Bank of America, N.A.
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.532%	196,154	13,176	182,978	Bank of America, N.A.
Republic of Portugal	06/20/23	1.000%(Q)		18,000	0.532%	353,077	—	353,077	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)		14,320	0.601%	266,903	6,633	260,270	JPMorgan Chase Bank, N.A.
Republic of Serbia	06/20/19	1.000%(Q)		23,000	0.209%	52,438	57,072	(4,634)	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.472%	195,960	237,787	(41,827)	BNP Paribas S.A.
Republic of South Africa	06/20/19	1.000%(Q)		50,000	0.475%	95,226	180,474	(85,248)	BNP Paribas S.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	171

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of South Africa	12/20/23	1.000%(Q)	5,650	1.741%	$(172,286)	$(310,919)	$138,633	Bank of America, N.A.
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.699%	19,138	(53,064)	72,202	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.515%	(7,115)	(10,543)	3,428	Citibank, N.A.
Russian Federation	12/20/26	1.000%(Q)	16,000	1.604%	(624,539)	(1,472,990)	848,451	Citibank, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	0.641%	43,278	(27,003)	70,281	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	0.870%	35,737	(31,975)	67,712	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	1.016%	6,895	(213,252)	220,147	Barclays Bank PLC

					$(14,200,933)	$(48,508,918)	$34,307,985

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	988,405	$10,729,791	$(1,282,177)	$(12,011,968)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(1,070,379)	$1,504,884	$(2,575,263)	Deutsche Bank AG

See Notes to Financial Statements.

172

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.885%	$18,132	$80,960	$(62,828)	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.971%	29,967	184,000	(154,033)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.490%	(271,087)	82,450	(353,537)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.490%	(103,013)	63,583	(166,596)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	50,000	*	924,180	(24,746)	948,926	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	44,500	*	822,520	(2,723,918)	3,546,438	Credit Suisse International
CMBX.NA.6.AA	05/11/63	1.500%(M)	18,000	*	332,705	(25,500)	358,205	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	17,000	*	314,221	193,184	121,037	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	295,738	(58,296)	354,034	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	13,500	*	249,529	(8,438)	257,967	Goldman Sachs International

					$2,612,892	$(2,236,721)	$4,849,613

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	173

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
97,726	3 Month LIBOR plus 70.50 bps(Q)	JPY	11,000,000	3 Month JPY LIBOR(Q)	Citibank, N.A.	06/27/30	$(219,216)	$—	$(219,216)

Forward rate agreements outstanding at April 30, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
3,871,600	05/28/19	—(3)	—(3)	$(2,217,491)	$—	$(2,217,491)	Citigroup Global Markets, Inc.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 year CMS minus 1.355% upon termination.
(4)	The Fund may choose to terminate these agreements at any time prior to the stated termination date.

See Notes to Financial Statements.

174

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	188,874	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$—	$15,952,058	$15,952,058
EUR	166,280	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(137,541)	25,720	163,261
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(2,902,468)	(1,448,321)
EUR	250,890	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(230,637)	(239,046)	(8,409)
EUR	284,870	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(180,967)	(370,725)	(189,758)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(2,011,735)	57,059
EUR	255,990	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(2,329,177)	(2,780,440)	(451,263)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(36,021)	(15,445)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(1,263,772)	16,098
EUR	581,179	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	4,550,128	21,446,168	16,896,040
EUR	30,000	05/11/32	0.750%(A)	1 Day EONIA(1)(A)	(737,511)	(795,113)	(57,602)
EUR	25,200	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(469,616)	(471,339)	(1,723)
EUR	44,755	05/11/34	0.950%(A)	1 Day EONIA(1)(A)	(1,603,101)	(1,984,593)	(381,492)
EUR	27,040	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(1,044,619)	(1,053,360)	(8,741)
EUR	6,910	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(130,843)	(232,303)	(101,460)
EUR	48,000	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,369,804)	(1,363,589)	6,215
EUR	149,500	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	8,044,657	8,044,657
EUR	149,500	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(8,488,972)	(8,488,972)
EUR	10,000	05/11/38	0.950%(A)	1 Day EONIA(1)(A)	(67,284)	(234,330)	(167,046)
EUR	52,780	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(1,717,364)	(2,709,433)	(992,069)
EUR	17,905	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(452,004)	(816,621)	(364,617)
EUR	114,800	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	3,400,661	3,400,661

See Notes to Financial Statements.

PGIM Total Return Bond Fund	175

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	114,800	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	$—	$(3,361,976)	$(3,361,976)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	82,164	(187,282)
GBP	74,020	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(180,321)	9,872	190,193
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	40,028	107,683
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(4,586)	16,119
GBP	18,985	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	173,978	40,961	(133,017)
GBP	7,905	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	91,081	(5,954)	(97,035)
JPY	154,660,540	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(633,119)	(633,119)
JPY	67,163,700	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(56,069)	(56,069)
	1,579,525	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	2,947	1,212,673	1,209,726
	2,291,160	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(37,126)	913,769	950,895
	1,399,980	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(43,186)	(5,455,245)	(5,412,059)
	829,451	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(290,621)	798,222	1,088,843
	1,000	11/07/21	2.825%(A)	1 Day USOIS(1)(A)	—	(19,855)	(19,855)
	227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(2,013,516)	(2,013,516)
	85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(1,485,707)	(1,502,524)
	180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(3,127,168)	(3,127,168)
	182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	1,911,510	1,467,242
	388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	3,414,849	3,841,971
	123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	993,737	2,128,266
	442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	3,203,356	3,847,541

See Notes to Financial Statements.

176

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$—	$1,356,573	$1,356,573
273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	2,518,220	2,518,220
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	21,249,428	13,123,252
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	6,076,105	3,783,907
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	(5,345,266)	(8,924,520)
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	245,632	(5,309,480)	(5,555,112)
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(6,674,159)	(6,674,159)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	(59,920,092)	(58,988,906)
95,750	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(4,070,323)	(4,070,323)
877,140	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	363,747	(44,822,172)	(45,185,919)
720,810	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	402,530	(37,027,389)	(37,429,919)
50,555	10/31/25	2.492%(A)	1 Day USOIS(1)(A)	(405,278)	(1,190,969)	(785,691)
175,455	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	1,426,816	1,426,816
1,050,127	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,135,528)	(10,441,058)	(7,305,530)
350,373	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(193,024)	(786,386)	(593,362)
226,445	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	6,581	(2,408,142)	(2,414,723)
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	9,549,813	4,545,210
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	2,889,000	2,703,909
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	757,179	757,179
179,280	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(121,574)	1,226,924	1,348,498
104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	369,159	369,159

See Notes to Financial Statements.

PGIM Total Return Bond Fund	177

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	$—	$2,198,701	$2,198,701
	54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	249,099	249,099
	74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	(186,865)	(168,252)
	701,718	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(10,515,436)	(22,419,722)	(11,904,286)
	435,773	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,877,503)	(13,530,989)	(11,653,486)
	44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	8,379,579	8,378,618
	18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,772)	(3,772)
	27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	6,024,235	6,023,581
	22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	716,295	716,295
	20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	181,835	181,835
ZAR	326,278	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(62,929)	310,825	373,754

					$(9,644,284)	$(131,083,648)	$(121,439,364)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
	2,180	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(96,785)	$—	$(96,785)	JPMorgan Chase Bank, N.A.
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(347,903)	—	(347,903)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	20,548	(1,365)	21,913	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	(34,770)	(5,370)	(29,400)	BNP Paribas S.A.
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	15,934	—	15,934	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	21,523	—	21,523	BNP Paribas S.A.
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	704,519	—	704,519	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	366,630	—	366,630	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(12,021)	1,174	(13,195)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	39,416	4,895	34,521	BNP Paribas S.A.
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(8,935)	—	(8,935)	Deutsche Bank AG

See Notes to Financial Statements.

178

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	$(16,860)	$—	$(16,860)	BNP Paribas S.A.
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(708,794)	—	(708,794)	Deutsche Bank AG

					$(57,498)	$(666)	$(56,832)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2019:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	28,912	$53,023	$(88,290)	$141,313
IOS. FN30.500.10 Index(M)	1 Month LIBOR	(M)	JPMorgan Securities LLC	1/12/41	1,490	4,024	(4,693)	8,717

						$57,047	$(92,983)	$150,030

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(2,217,491)
OTC Swap Agreements	$36,791,065	$(73,362,927)	$179,095,820	$(156,180,804)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$424,719,859
J.P. Morgan Securities LLC	—	336,012,359

Total	$—	$760,732,218

See Notes to Financial Statements.

PGIM Total Return Bond Fund	179

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$318,116,080	$—
Collateralized Loan Obligations	—	7,187,091,949	1,050,000
Consumer Loans	—	534,174,185	—
Credit Card	—	92,983,121	—
Home Equity Loans	—	132,322,931	—
Other	—	62,798,719	—
Residential Mortgage-Backed Securities	—	914,543,459	191,437,850
Small Business Loan	—	25,002	—
Student Loans	—	452,790,045	—
Bank Loans	—	368,843,750	25,143,732
Commercial Mortgage-Backed Securities	—	4,962,742,398	—
Convertible Bonds	—	18,601,504	—
Corporate Bonds	—	14,274,389,422	43,033,759
Municipal Bonds	—	341,582,108	—
Residential Mortgage-Backed Securities	—	1,318,913,557	172,071,000
Sovereign Bonds	—	5,902,481,259	114,958,122
U.S. Government Agency Obligations	—	742,307,878	—
U.S. Treasury Obligations	—	937,763,935	—
Common Stock	1,290,108	—	—
Preferred Stocks	8,697,340	—	—
Affiliated Mutual Funds	3,045,869,612	—	—
Options Purchased	—	14,769,896	—
Options Written	—	(711,109)	(4,612,259)
Other Financial Instruments*
Futures Contracts	156,599,256	—	—
OTC Forward Foreign Currency Exchange Contracts	—	36,489,570	—
OTC Cross Currency Exchange Contracts	—	(788,201)	—
OTC Packaged Credit Default Swap Agreements	—	(7,156,510)	—
Centrally Cleared Credit Default Swap Agreement	—	(12,011,968)	—
OTC Credit Default Swap Agreements	—	(6,280,669)	—
OTC Currency Swap Agreement	—	(219,216)	—
OTC Forward Rate Agreement	—	—	(2,217,491)
Centrally Cleared Interest Rate Swap Agreements	—	(121,439,364)	—

See Notes to Financial Statements.

180

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Interest Rate Swap Agreements	$—	$(57,498)	$—
OTC Total Return Swap Agreements	—	57,047	—

Total	$3,212,456,316	$38,465,123,280	$540,864,713

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage- Backed Securities	Bank Loans	Corporate Bonds
Balance as of 10/31/18	$—	$206,974,364	$18,587,250	$1,725,275
Realized gain (loss)	—	37,475	—	—
Change in unrealized appreciation (depreciation)	114,188	(117,210)	(301,642)	71,523
Purchases/Exchanges/Issuances	935,812	—	12,939,312	42,868,329
Sales/Paydowns	—	(15,583,263)	—	—
Accrued discount/premium	—	126,484	8,044	93,907
Transfers into of Level 3	—	—	12,498,018	—
Transfers out of Level 3	—	—	(18,587,250)	(1,725,275)

Balance as of 04/30/19	$1,050,000	$191,437,850	$25,143,732	$43,033,759

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	114,188	(117,210)	(301,642)	71,523

	Residential Mortgage-Backed Securities	Sovereign Bonds	Options Written	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/18	$—	$—	$(6,816,019)	$191,287	$(7,305,731)
Realized gain (loss)	—	—	878,101	183,445	(9,361,328)
Change in unrealized appreciation (depreciation)	—	6,509,353	(301,699)	—	(2,217,491)
Purchases/Exchanges/Issuances	172,071,000	—	(1,401,189)	—	—
Sales/Paydowns	—	—	2,187,347	(374,732)	16,667,059
Accrued discount/premium	—	(177,632)	—	—	—
Transfers into of Level 3	—	108,626,401	—	—	—
Transfers out of Level 3	—	—	841,200	—	—

Balance as of 04/30/19	$172,071,000	$114,958,122	$(4,612,259)	$—	$(2,217,491)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	181

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Residential Mortgage-Backed Securities	Sovereign Bonds	Options Written	Credit Default Swap Agreements	Forward Rate Agreements
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	—	6,509,353	(151,698)	—	(2,217,491)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$1,050,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities
Residential Mortgage-Backed Securities	191,437,850	Market Approach	Single Broker Indicative Quote
Bank Loans	25,143,732	Market Approach	Single Broker Indicative Quote
Corporate Bonds	43,033,759	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	172,071,000	Market Approach	Single Broker Indicative Quote
Sovereign Bonds	114,958,122	Market Approach	Single Broker Indicative Quote
Options Written	(4,612,259)	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(2,217,491)	Model Pricing	Forward Rate Volatility & Convexity Adjustment

	$540,864,713

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$18,587,250	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$12,498,018	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Corporate Bonds	$1,725,275	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Sovereign Bonds	$108,626,401	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Options Written	$841,200	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

See Notes to Financial Statements.

182

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Collateralized Loan Obligations	17.7%
Sovereign Bonds	14.8
Commercial Mortgage-Backed Securities	12.2
Banks	10.1
Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	7.5
Residential Mortgage-Backed Securities	6.4
Electric	2.5
U.S. Treasury Obligations	2.3
Oil & Gas	2.1
U.S. Government Agency Obligations	1.8
Pharmaceuticals	1.7
Telecommunications	1.4
Consumer Loans	1.3
Media	1.2
Pipelines	1.2
Student Loans	1.1
Multi-National	1.1
Healthcare-Services	1.0
Foods	1.0
Auto Manufacturers	0.9
Diversified Financial Services	0.9
Software	0.9
Municipal Bonds	0.8
Aerospace & Defense	0.8
Insurance	0.8
Automobiles	0.8
Chemicals	0.8
Commercial Services	0.7
Retail	0.7
Transportation	0.5
Real Estate Investment Trusts (REITs)	0.5
Semiconductors	0.5
Airlines	0.5
Healthcare-Products	0.4
Computers	0.4
Entertainment	0.3
Home Builders	0.3
Home Equity Loans	0.3
Agriculture	0.3

Building Materials	0.3%
Lodging	0.3
Household Products/Wares	0.2
Credit Card	0.2
Engineering & Construction	0.2
Biotechnology	0.2
Apparel	0.2
Other	0.2
Gas	0.2
Beverages	0.1
Trucking & Leasing	0.1
Auto Parts & Equipment	0.1
Packaging & Containers	0.1
Leisure Time	0.1
Mining	0.1
Real Estate	0.1
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Forest Products & Paper	0.1
Electronics	0.1
Investment Companies	0.1
Housewares	0.0	*
Textiles	0.0	*
Options Purchased	0.0	*
Capital Markets	0.0	*
Water	0.0	*
Savings & Loans	0.0	*
Oil & Gas Services	0.0	*
Office/Business Equipment	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Small Business Loan	0.0	*

	103.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.7)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Total Return Bond Fund	183

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker— variation margin swaps	$12,011,968	*
Credit contracts	Premiums paid for OTC swap agreements	36,784,996		Premiums received for OTC swap agreements	73,263,209
Credit contracts	—	—		Options written outstanding, at value	641,450
Credit contracts	Unrealized appreciation on OTC swap agreements	177,780,750		Unrealized depreciation on OTC swap agreements	154,739,716
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	788,201
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	67,786,215		Unrealized depreciation on OTC forward foreign currency exchange contracts	31,296,645
Interest rate contracts	Due from/to broker— variation margin futures	231,624,905	*	Due from/to broker— variation margin futures	75,025,649	*
Interest rate contracts	Due from/to broker— variation margin swaps	109,439,134	*	Due from/to broker— variation margin swaps	230,878,498	*
Interest rate contracts	Premiums paid for OTC swap agreements	6,069		Premiums received for OTC swap agreements	99,718
Interest rate contracts	Unaffiliated investments	14,769,896		Options written outstanding, at value	4,681,918
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	2,217,491
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,315,070		Unrealized depreciation on OTC swap agreements	1,441,088

		$639,507,035			$587,085,551

See Notes to Financial Statements.

184

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(39,513,576)	$34,136,646	$—	$—	$—	$24,575,043
Foreign exchange contracts	—	—	—	86,830,028	—	—
Interest rate contracts	(5,642,283)	745,858	455,454,751	—	(5,493,099)	119,883,817

Total	$(45,155,859)	$34,882,504	$455,454,751	$86,830,028	$(5,493,099)	$144,458,860

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$37,758	$7,766,882	$—	$—	$—	$923,025
Foreign exchange contracts	—	—	—	(20,292,340)	—	—
Interest rate contracts	8,492,203	255,484	555,037,058	—	5,088,240	(647,327,039)

Total	$8,529,961	$8,022,366	$555,037,058	$(20,292,340)	$5,088,240	$(646,404,014)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$4,573,363	$5,155,821,168	$30,749,747,774	$11,326,136,457	$3,484,678,361

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$7,548,759,847	$59,347,400	$5,852,900,000	$168,121,667	$36,602,539,437

See Notes to Financial Statements.

PGIM Total Return Bond Fund	185

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)
$4,292,376,275	$4,238,794,692	$97,726,000	$31,401,667

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,591,651,369	$(1,591,651,369)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$29,007,802	$(20,856,491)	$8,151,311	$(8,151,311)	$—
Barclays Bank PLC	106,134,319	(106,623,018)	(488,699)	—	(488,699)
BNP Paribas S.A.	7,745,123	(8,799,371)	(1,054,248)	—	(1,054,248)
Citibank, N.A.	64,032,463	(69,989,484)	(5,957,021)	4,927,764	(1,029,257)
Citigroup Global Markets, Inc.	—	(2,217,491)	(2,217,491)	1,434,634	(782,857)
Credit Suisse International	6,214,186	(2,887,002)	3,327,184	(3,251,057)	76,127
Deutsche Bank AG	24,676,956	(28,516,908)	(3,839,952)	3,839,952	—
Goldman Sachs International	10,009,164	(5,269,527)	4,739,637	(4,739,637)	—
HSBC Bank USA, N.A.	9,123,463	(4,422,901)	4,700,562	(4,700,562)	—
JPMorgan Chase Bank, N.A.	16,352,754	(8,507,236)	7,845,518	(7,845,518)	—

See Notes to Financial Statements.

186

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Securities LLC	$8,717	$(4,693)	$4,024	$—	$4,024
Morgan Stanley & Co. International PLC	13,861,180	(10,391,687)	3,469,493	(3,469,493)	—
The Toronto-Dominion Bank	462,511	(94,812)	367,699	(106,335)	261,364
UBS AG	10,814,358	(588,815)	10,225,543	(10,225,543)	—

	$298,442,996	$(269,169,436)	$29,273,560	$(32,287,106)	$(3,013,546)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	187

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $1,591,651,369:
Unaffiliated investments (cost $39,040,080,935)	$39,134,923,109
Affiliated investments (cost $3,047,781,399)	3,045,869,612
Cash	19,261,170
Foreign currency, at value (cost $37,508,997)	37,602,589
Receivable for investments sold	399,878,562
Unrealized appreciation on OTC swap agreements	179,095,820
Receivable for Fund shares sold	177,882,849
Dividends and interest receivable	117,102,100
Unrealized appreciation on OTC forward foreign currency exchange contracts	67,786,215
Due from broker—variation margin futures	59,191,063
Premiums paid for OTC swap agreements	36,791,065
Prepaid expenses	86,566

Total Assets	43,275,470,720

Liabilities
Payable to broker for collateral for securities on loan	1,626,660,303
Payable for investments purchased	577,929,691
Unrealized depreciation on OTC swap agreements	156,180,804
Payable for Fund shares reacquired	75,460,709
Premiums received for OTC swap agreements	73,362,927
Unrealized depreciation on OTC forward foreign currency exchange contracts	31,296,645
Due to broker—variation margin swaps	17,487,327
Management fee payable	12,389,715
Accrued expenses and other liabilities	7,427,164
Dividends payable	5,825,753
Options written outstanding, at value (proceeds received $10,599,729)	5,323,368
Unrealized depreciation on OTC forward rate agreements	2,217,491
Distribution fee payable	1,491,003
Unrealized depreciation on OTC cross currency exchange contracts	788,201
Affiliated transfer agent fee payable	362,281

Total Liabilities	2,594,203,382

Net Assets	$40,681,267,338

Net assets were comprised of:
Common stock, at par	$2,835,547
Paid-in capital in excess of par	40,699,691,951
Total distributable earnings (loss)	(21,260,160)

Net assets, April 30, 2019	$40,681,267,338

See Notes to Financial Statements.

188

Class A
Net asset value and redemption price per share, ($3,910,019,985 ÷ 271,860,002 shares of common stock issued and outstanding)	$14.38
Maximum sales charge (4.50% of offering price)	0.68

Maximum offering price to public	$15.06

Class B
Net asset value, offering price and redemption price per share,
($12,868,134 ÷ 894,950 shares of common stock issued and outstanding)	$14.38

Class C
Net asset value, offering price and redemption price per share,
($546,825,740 ÷ 38,061,755 shares of common stock issued and outstanding)	$14.37

Class R
Net asset value, offering price and redemption price per share,
($551,351,576 ÷ 38,266,279 shares of common stock issued and outstanding)	$14.41

Class Z
Net asset value, offering price and redemption price per share,
($19,856,068,963 ÷ 1,385,297,424 shares of common stock issued and outstanding)	$14.33

Class R2
Net asset value, offering price and redemption price per share,
($40,162,161 ÷ 2,799,353 shares of common stock issued and outstanding)	$14.35

Class R4
Net asset value, offering price and redemption price per share,
($32,950,531 ÷ 2,296,310 shares of common stock issued and outstanding)	$14.35

Class R6
Net asset value, offering price and redemption price per share,
($15,731,020,248 ÷ 1,096,070,958 shares of common stock issued and outstanding)	$14.35

See Notes to Financial Statements.

PGIM Total Return Bond Fund	189

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$671,326,321
Affiliated dividend income	13,364,594
Income from securities lending, net (including affiliated income of $1,366,977)	2,073,726
Unaffiliated dividend income (net of $8,803 foreign withholding tax)	253,257

Total income	687,017,898

Expenses
Management fee	70,997,658
Distribution fee(a)	9,523,084
Shareholder servicing fees(a)	24,572
Transfer agent’s fees and expenses (including affiliated expense of $1,021,705)(a)	13,561,994
Custodian and accounting fees	1,305,626
Shareholders’ reports	1,084,943
Registration fees(a)	353,769
Directors’ fees	332,623
SEC registration fees	236,453
Legal fees and expenses	110,208
Audit fee	31,590
Miscellaneous	226,052

Total expenses	97,788,572
Less: Fee waiver and/or expense reimbursement(a)	(2,075,073)
Distribution fee waiver(a)	(709,911)

Net expenses	95,003,588

Net investment income (loss)	592,014,310

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $23,599)	(91,375,676)
Futures transactions	455,454,751
Forward rate agreement transactions	(5,493,099)
Forward currency contract transactions	86,830,028
Options written transactions	34,882,504
Swap agreement transactions	144,458,860
Foreign currency transactions	(23,054,746)

601,702,622

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(922,703))	1,125,875,526
Futures	555,037,058
Forward rate agreements	5,088,240
Forward and cross currency contracts	(20,292,340)
Options written	8,022,366
Swap agreements	(646,404,014)

See Notes to Financial Statements.

190

Foreign currencies	$23,044,087
Unfunded loan commitments	1,300,042

1,051,670,965

Net gain (loss) on investment and foreign currency transactions	1,653,373,587

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,245,387,897

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	4,687,693	76,352	2,651,243	2,072,468	—	35,328	—	—
Shareholder servicing fees	—	—	—	—	—	14,131	10,441	—
Transfer agent’s fees and expenses	2,884,185	19,854	240,174	425,307	9,933,421	14,570	3,922	40,561
Registration fees	42,480	11,879	18,636	12,053	131,601	9,645	9,541	117,934
Fee waiver and/or expense reimbursement	(931,009)	(23,615)	—	(141,186)	(976,958)	(2,305)	—	—
Distribution fee waiver	—	(19,088)	—	(690,823)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	191

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$592,014,310	$950,768,188
Net realized gain (loss) on investment and foreign currency transactions	601,702,622	(389,604,648)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,051,670,965	(1,173,835,184)

Net increase (decrease) in net assets resulting from operations	2,245,387,897	(612,671,644)

Dividends and Distributions
Distributions from distributable earnings
Class A	(84,983,918)	(108,908,130)
Class B	(310,317)	(572,678)
Class C	(10,036,473)	(12,972,002)
Class R	(11,960,453)	(17,176,176)
Class Z	(409,387,662)	(501,586,321)
Class R2	(592,581)	(148,239)
Class R4	(478,604)	(18,431)
Class R6	(357,739,686)	(416,889,204)

	(875,489,694)	(1,058,271,181)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,854,665,671	15,523,390,822
Net asset value of shares issued in reinvestment of dividends and distributions	831,105,607	986,787,034
Cost of shares reacquired	(5,752,273,432)	(7,963,074,425)

Net increase (decrease) in net assets from Fund share transactions	3,933,497,846	8,547,103,431

Total increase (decrease)	5,303,396,049	6,876,160,606

Net Assets:
Beginning of period	35,377,871,289	28,501,710,683

End of period	$40,681,267,338	$35,377,871,289

See Notes to Financial Statements.

192

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on September 1, 1994 and currently consists of two funds: PGIM Short Duration Multi-Sector Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “ Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Total Return Bond Fund	193

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market

194

approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Total Return Bond Fund	195

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

196

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

PGIM Total Return Bond Fund	197

Notes to Financial Statements (unaudited) (continued)

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

198

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Total Return Bond Fund	199

Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a

200

buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

PGIM Total Return Bond Fund	201

Notes to Financial Statements (unaudited) (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated

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Notes to Financial Statements (unaudited) (continued)

account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

204

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.44% of the Fund’s average daily net assets up to $1 billion, 0.42% of such assets from $1 billion to $3 billion, 0.40% of such assets from $3 billion to $5 billion, 0.39% of such assets from $5 billion to $10 billion and 0.38% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.39% for the reporting period ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.51% of average daily net assets for Class Z shares, 0.91% of average daily net assets for Class R2 shares, 0.66% of average daily net assets for Class R4 shares, and 0.51% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other

PGIM Total Return Bond Fund	205

Notes to Financial Statements (unaudited) (continued)

share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.75% and 0.50% of the average daily net assets of the Class B and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $1,555,729 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $498, $2,595 and $31,838 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

206

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund (formerly known as Prudential Core Short-Term Bond Fund), pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $8,481,566,880 and $4,838,038,843, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

PGIM Total Return Bond Fund	207

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$449,495,573	$31,511,264	$—	$(1,421,201)	$—	$479,585,636	51,959,441	$7,506,785
PGIM Core Ultra Short Bond Fund*
56,953,507	4,855,761,201	3,977,014,006	—	—	935,700,702	935,700,702	5,857,809
PGIM Institutional Money Market Fund*
1,634,049,951	2,735,357,333	2,739,346,107	498,498	23,599	1,630,583,274	1,630,094,245	1,366,977	**

$2,140,499,031	$7,622,629,798	$6,716,360,113	$(922,703)	$23,599	$3,045,869,612		$14,731,571

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$42,050,282,307

Gross Unrealized Appreciation	1,091,844,278
Gross Unrealized Depreciation	(923,682,276)

Net Unrealized Appreciation	$168,162,002

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $969,444,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

208

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 8.245 billion shares authorized for the Fund, divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class R6 and Class T common stock, each of which consists of 900 million, 5 million, 140 million, 200 million, 3,000 million, 265 million, 265 million, 3,000 million and 470 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 718 Class R2 shares, 721 Class R4 shares and 6,649,010 Class R6 shares of the Fund. At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 47% of the Fund’s outstanding shares.

PGIM Total Return Bond Fund	209

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	21,203,310	$298,900,774
Shares issued in reinvestment of dividends and distributions	5,711,757	80,394,104
Shares reacquired	(26,004,948)	(365,493,850)

Net increase (decrease) in shares outstanding before conversion	910,119	13,801,028
Shares issued upon conversion from other share class(es)	2,554,930	36,284,545
Shares reacquired upon conversion into other share class(es)	(875,584)	(12,351,366)

Net increase (decrease) in shares outstanding	2,589,465	$37,734,207

Year ended October 31, 2018:
Shares sold	85,070,401	$1,211,882,350
Shares issued in reinvestment of dividends and distributions	7,215,163	102,481,839
Shares reacquired	(56,343,422)	(801,992,658)

Net increase (decrease) in shares outstanding before conversion	35,942,142	512,371,531
Shares issued upon conversion from other share class(es)	2,290,633	32,486,807
Shares reacquired upon conversion into other share class(es)	(14,828,386)	(212,960,391)

Net increase (decrease) in shares outstanding	23,404,389	$331,897,947

Class B
Six months ended April 30, 2019:
Shares sold	46,268	$650,625
Shares issued in reinvestment of dividends and distributions	19,611	275,541
Shares reacquired	(134,142)	(1,879,215)

Net increase (decrease) in shares outstanding before conversion	(68,263)	(953,049)
Shares reacquired upon conversion into other share class(es)	(307,344)	(4,342,517)

Net increase (decrease) in shares outstanding	(375,607)	$(5,295,566)

Year ended October 31, 2018:
Shares sold	77,697	$1,109,665
Shares issued in reinvestment of dividends and distributions	34,028	484,107
Shares reacquired	(484,674)	(6,894,741)

Net increase (decrease) in shares outstanding before conversion	(372,949)	(5,300,969)
Shares reacquired upon conversion into other share class(es)	(405,191)	(5,782,742)

Net increase (decrease) in shares outstanding	(778,140)	$(11,083,711)

210

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	5,657,945	$79,872,870
Shares issued in reinvestment of dividends and distributions	655,646	9,210,313
Shares reacquired	(4,886,841)	(68,578,683)

Net increase (decrease) in shares outstanding before conversion	1,426,750	20,504,500
Shares reacquired upon conversion into other share class(es)	(2,056,330)	(29,142,274)

Net increase (decrease) in shares outstanding	(629,580)	$(8,637,774)

Year ended October 31, 2018:
Shares sold	9,743,241	$139,433,709
Shares issued in reinvestment of dividends and distributions	813,031	11,537,097
Shares reacquired	(9,069,065)	(128,589,159)

Net increase (decrease) in shares outstanding before conversion	1,487,207	22,381,647
Shares issued upon conversion from other share class(es)	1,017	14,453
Shares reacquired upon conversion into other share class(es)	(2,147,208)	(30,416,070)

Net increase (decrease) in shares outstanding	(658,984)	$(8,019,970)

Class R
Six months ended April 30, 2019:
Shares sold	2,248,126	$31,971,147
Shares issued in reinvestment of dividends and distributions	839,546	11,830,456
Shares reacquired	(6,886,086)	(96,795,375)

Net increase (decrease) in shares outstanding before conversion	(3,798,414)	(52,993,772)
Shares reacquired upon conversion into other share class(es)	(1,121)	(15,579)

Net increase (decrease) in shares outstanding	(3,799,535)	$(53,009,351)

Year ended October 31, 2018:
Shares sold	6,536,160	$93,502,584
Shares issued in reinvestment of dividends and distributions	1,185,546	16,882,990
Shares reacquired	(11,178,301)	(159,440,219)

Net increase (decrease) in shares outstanding before conversion	(3,456,595)	(49,054,645)
Shares reacquired upon conversion into other share class(es)	(22,236)	(316,032)

Net increase (decrease) in shares outstanding	(3,478,831)	$(49,370,677)

Class Z
Six months ended April 30, 2019:
Shares sold	383,518,214	$5,403,962,418
Shares issued in reinvestment of dividends and distributions	27,446,187	385,330,108
Shares reacquired	(208,004,557)	(2,911,393,412)

Net increase (decrease) in shares outstanding before conversion	202,959,844	2,877,899,114
Shares issued upon conversion from other share class(es)	1,996,748	28,029,097
Shares reacquired upon conversion into other share class(es)	(2,210,023)	(31,235,437)

Net increase (decrease) in shares outstanding	202,746,569	$2,874,692,774

Year ended October 31, 2018:
Shares sold	566,516,089	$8,056,837,644
Shares issued in reinvestment of dividends and distributions	32,281,647	456,694,053
Shares reacquired	(317,816,450)	(4,492,439,420)

Net increase (decrease) in shares outstanding before conversion	280,981,286	4,021,092,277
Shares issued upon conversion from other share class(es)	16,977,035	242,588,924
Shares reacquired upon conversion into other share class(es)	(15,177,989)	(216,791,597)

Net increase (decrease) in shares outstanding	282,780,332	$4,046,889,604

PGIM Total Return Bond Fund	211

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,428,833	$20,190,178
Shares issued in reinvestment of dividends and distributions	42,114	592,424
Shares reacquired	(231,665)	(3,266,570)

Net increase (decrease) in shares outstanding	1,239,282	$17,516,032

Period ended October 31, 2018*:
Shares sold	1,633,771	$23,005,795
Shares issued in reinvestment of dividends and distributions	10,629	148,239
Shares reacquired	(84,329)	(1,183,700)

Net increase (decrease) in shares outstanding	1,560,071	$21,970,334

Class R4
Six months ended April 30, 2019:
Shares sold	2,202,554	$30,850,902
Shares issued in reinvestment of dividends and distributions	27,965	394,359
Shares reacquired	(124,194)	(1,759,245)

Net increase (decrease) in shares outstanding before conversion	2,106,325	29,486,016
Shares issued upon conversion from other share class(es)	21	301

Net increase (decrease) in shares outstanding	2,106,346	$29,486,317

Period ended October 31, 2018*:
Shares sold	200,238	$2,811,912
Shares issued in reinvestment of dividends and distributions	1,058	14,766
Shares reacquired	(11,332)	(158,222)

Net increase (decrease) in shares outstanding	189,964	$2,668,456

Class R6
Six months ended April 30, 2019:
Shares sold	212,379,520	$2,988,266,757
Shares issued in reinvestment of dividends and distributions	24,412,261	343,078,302
Shares reacquired	(164,020,480)	(2,303,107,082)

Net increase (decrease) in shares outstanding before conversion	72,771,301	1,028,237,977
Shares issued upon conversion from other share class(es)	1,006,420	14,290,814
Shares reacquired upon conversion into other share class(es)	(108,806)	(1,517,584)

Net increase (decrease) in shares outstanding	73,668,915	$1,041,011,207

Year ended October 31, 2018:
Shares sold	422,185,083	$5,994,807,163
Shares issued in reinvestment of dividends and distributions	28,141,260	398,543,943
Shares reacquired	(167,444,826)	(2,372,376,306)

Net increase (decrease) in shares outstanding before conversion	282,881,517	4,020,974,800
Shares issued upon conversion from other share class(es)	13,698,646	196,107,239
Shares reacquired upon conversion into other share class(es)	(347,417)	(4,930,591)

Net increase (decrease) in shares outstanding	296,232,746	$4,212,151,448

*	Commencement of offering was December 27, 2017.

212

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

PGIM Total Return Bond Fund	213

Notes to Financial Statements (unaudited) (continued)

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the

214

securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Total Return Bond Fund	215

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.86		$14.58	$14.66	$14.26	$14.48	$14.22
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.38	0.36	0.37	0.35	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.68)	0.09	0.41	(0.14)	0.36
Total from investment operations	0.84		(0.30)	0.45	0.78	0.21	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.42)	(0.36)	(0.38)	(0.41)	(0.49)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.32)		(0.42)	(0.53)	(0.38)	(0.43)	(0.49)
Net asset value, end of period	$14.38		$13.86	$14.58	$14.66	$14.26	$14.48
Total Return(c):	6.11%		(2.06)%	3.22%	5.58%	1.45%	5.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,910,020		$3,733,255	$3,585,778	$3,756,821	$2,925,814	$1,524,896
Average net assets (000)	$3,781,252		$3,643,673	$3,394,567	$3,281,321	$2,425,719	$1,251,861
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.76%	(g)	0.76%	0.76%	0.79%	0.84%	0.83%
Expenses before waivers and/or expense reimbursement	0.81%	(g)	0.81%	0.80%	0.82%	0.88%	0.93%
Net investment income (loss)	2.98%	(g)	2.66%	2.52%	2.55%	2.41%	2.76%
Portfolio turnover rate(h)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(g) Annualized.

See Notes to Financial Statements.

216

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	217

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.86		$14.58	$14.66	$14.26	$14.48	$14.22
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.30	0.29	0.30	0.28	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.67)	0.09	0.41	(0.15)	0.35
Total from investment operations	0.80		(0.37)	0.38	0.71	0.13	0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.35)	(0.30)	(0.31)	(0.33)	(0.42)
Tax return of capital distributions	-		-	(0.01)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.28)		(0.35)	(0.46)	(0.31)	(0.35)	(0.42)
Net asset value, end of period	$14.38		$13.86	$14.58	$14.66	$14.26	$14.48
Total Return(c):	5.85%		(2.55)%	2.71%	5.06%	0.94%	4.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,868		$17,610	$29,874	$41,798	$46,569	$54,377
Average net assets (000)	$15,397		$23,323	$34,930	$44,541	$50,410	$57,968
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.26%	(f)	1.26%	1.26%	1.29%	1.34%	1.33%
Expenses before waivers and/or expense reimbursement	1.82%	(f)	1.72%	1.61%	1.57%	1.62%	1.63%
Net investment income (loss)	2.49%	(f)	2.13%	2.02%	2.05%	1.95%	2.28%
Portfolio turnover rate(g)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

218

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.85		$14.57	$14.65	$14.24	$14.47	$14.21
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.27	0.25	0.26	0.24	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.67)	0.09	0.43	(0.15)	0.35
Total from investment operations	0.79		(0.40)	0.34	0.69	0.09	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.32)	(0.26)	(0.28)	(0.30)	(0.38)
Tax return of capital distributions	-		-	(0.01)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.27)		(0.32)	(0.42)	(0.28)	(0.32)	(0.38)
Net asset value, end of period	$14.37		$13.85	$14.57	$14.65	$14.24	$14.47
Total Return(c):	5.65%		(2.79)%	2.45%	4.87%	0.62%	4.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$546,826		$535,827	$573,277	$583,752	$416,364	$294,271
Average net assets (000)	$534,645		$579,915	$559,226	$495,322	$360,622	$252,677
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.50%	(f)	1.51%	1.51%	1.54%	1.59%	1.58%
Expenses before waivers and/or expense reimbursement	1.50%	(f)	1.51%	1.54%	1.57%	1.62%	1.63%
Net investment income (loss)	2.24%	(f)	1.91%	1.77%	1.80%	1.66%	2.02%
Portfolio turnover rate(g)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	219

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.89		$14.61	$14.69	$14.28	$14.51	$14.24
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.34	0.33	0.33	0.30	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.67)	0.09	0.43	(0.14)	0.36
Total from investment operations	0.82		(0.33)	0.42	0.76	0.16	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.39)	(0.33)	(0.35)	(0.37)	(0.45)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.30)		(0.39)	(0.50)	(0.35)	(0.39)	(0.45)
Net asset value, end of period	$14.41		$13.89	$14.61	$14.69	$14.28	$14.51
Total Return(c):	5.97%		(2.30)%	2.96%	5.38%	1.14%	5.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$551,352		$584,288	$665,420	$611,599	$525,824	$108,373
Average net assets (000)	$557,242		$631,868	$645,580	$573,999	$336,289	$83,878
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.01%	(f)	1.01%	1.01%	1.04%	1.09%	1.08%
Expenses before waivers and/or expense reimbursement	1.31%	(f)	1.31%	1.30%	1.32%	1.37%	1.38%
Net investment income (loss)	2.74%	(f)	2.39%	2.26%	2.30%	2.09%	2.48%
Portfolio turnover rate(g)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

220

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.82		$14.53	$14.61	$14.21	$14.43	$14.17
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.41	0.40	0.40	0.38	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		(0.66)	0.09	0.42	(0.14)	0.36
Total from investment operations	0.84		(0.25)	0.49	0.82	0.24	0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.46)	(0.40)	(0.42)	(0.44)	(0.52)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.33)		(0.46)	(0.57)	(0.42)	(0.46)	(0.52)
Net asset value, end of period	$14.33		$13.82	$14.53	$14.61	$14.21	$14.43
Total Return(c):	6.19%		(1.75)%	3.49%	5.86%	1.71%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,856,069		$16,338,122	$13,078,005	$10,510,479	$5,492,574	$2,324,324
Average net assets (000)	$17,370,077		$15,388,327	$10,926,746	$7,230,649	$4,306,353	$1,456,467
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.51%	(f)	0.51%	0.51%	0.54%	0.59%	0.58%
Expenses before waivers and/or expense reimbursement	0.52%	(f)	0.53%	0.55%	0.57%	0.62%	0.63%
Net investment income (loss)	3.22%	(f)	2.93%	2.78%	2.81%	2.66%	2.99%
Portfolio turnover rate(g)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	221

Financial Highlights (unaudited) (continued)

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

222

Class R2 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.83		$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.72)
Total from investment operations	0.83		(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.35)
Net asset value, end of period	$14.35		$13.83
Total Return(c):	5.98%		(2.79)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,162		$21,575
Average net assets (000)	$28,497		$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)	0.91%	(e)
Expenses before waivers and/or expense reimbursement	0.93%	(e)	1.18%	(e)
Net investment income (loss)	2.81%	(e)	2.76%	(e)
Portfolio turnover rate(f)	22%		56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	223

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.83		$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		(0.72)
Total from investment operations	0.85		(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.38)
Net asset value, end of period	$14.35		$13.83
Total Return(c):	6.19%		(2.59)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,951		$2,628
Average net assets (000)	$21,054		$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64%	(e)	0.66% (e)
Expenses before waivers and/or expense reimbursement	0.64%	(e)	4.10% (e)
Net investment income (loss)	2.88%	(e)	3.01% (e)
Portfolio turnover rate(f)	22%		56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

224

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.83		$14.55	$14.64	$14.23	$14.46	$14.20
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.43	0.41	0.42	0.39	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63		(0.68)	0.08	0.42	(0.14)	0.37
Total from investment operations	0.86		(0.25)	0.49	0.84	0.25	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.47)	(0.41)	(0.43)	(0.46)	(0.54)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.15)	- (b)	(0.02)	-
Total dividends and distributions	(0.34)		(0.47)	(0.58)	(0.43)	(0.48)	(0.54)
Net asset value, end of period	$14.35		$13.83	$14.55	$14.64	$14.23	$14.46
Total Return(c):	6.31%		(1.72)%	3.51%	6.02%	1.76%	5.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,731,020		$14,144,566	$10,569,356	$3,590,469	$2,233,740	$210,717
Average net assets (000)	$14,763,734		$12,419,952	$7,326,262	$2,835,235	$1,575,749	$78,632
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.41%	(f)	0.41%	0.42%	0.44%	0.46%	0.49%
Expenses before waivers and/or expense reimbursement	0.41%	(f)	0.41%	0.42%	0.45%	0.49%	0.51%
Net investment income (loss)	3.33%	(f)	3.03%	2.86%	2.91%	2.76%	3.06%
Portfolio turnover rate(g)	22%		56%	95%	102%	114%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	225

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PDBAX	PRDBX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B207	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E2

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short Duration Multi-Sector Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 14, 2019

PGIM Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	3.04	0.19	1.51	1.49 (12/23/13)
Class C	2.73	1.74	1.42	1.37 (12/23/13)
Class Z	3.29	3.87	2.53	2.46 (12/23/13)
Class R6	3.34	3.99	2.50	2.44 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	2.52	3.37	1.24	1.23
Lipper Short-Intermediate Investment-Grade Debt Funds Average
	3.12	3.72	1.53	1.65

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average—The Lipper Short-Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short-Intermediate Investment-Grade Debt Funds universe for the periods noted. The Lipper Average consists of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.19	2.72	2.67
Class C	0.15	1.97	1.95
Class Z	0.20	3.08	3.03
Class R6	0.20	3.18	3.12

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Short Duration Multi-Sector Bond Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	45.5
AA	8.4
A	13.1
BBB	11.5
BB	8.1
B	4.9
CCC	0.4
Not Rated	3.6
Cash/Cash Equivalents	4.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration Multi-Sector Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,030.40	0.77%	$3.88
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
Class C	Actual	$1,000.00	$1,027.30	1.60%	$8.04
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class Z	Actual	$1,000.00	$1,032.90	0.49%	$2.47
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Class R6	Actual	$1,000.00	$1,033.40	0.39%	$1.97
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.3%

ASSET-BACKED SECURITIES 22.7%

Automobiles 1.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A	2.460%		07/20/20		1,700	$1,699,343
Series 2016-01A, Class A, 144A	2.990		06/20/22		200	200,735
Drive Auto Receivables Trust, Series 2018-01, Class B	2.880		02/15/22		426	426,334
Exeter Automobile Receivables Trust, Series 2017-03A, Class A, 144A	2.050		12/15/21		75	75,082
Ford Credit Auto Owner Trust, Series 2019-01, Class A, 144A	3.520		07/15/30		4,900	4,984,564
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060		11/15/30		3,000	3,109,034
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160		10/15/20		80	79,811
Series 2017-01A, Class B, 144A	2.880		06/15/21		300	299,969
Series 2017-02A, Class E, 144A	4.740		11/14/25		800	813,594
Series 2019-01A, Class A, 144A	3.630		09/14/27		4,000	4,043,898
Series 2019-01A, Class B, 144A	3.950		11/14/28		900	911,042

						16,643,406

Collateralized Loan Obligations 16.7%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.087	(c)	10/15/28		250	250,142
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.867	(c)	07/15/30		1,500	1,501,059
Armada Euro CLO (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%(Cap N/A, Floor 0.760%)	0.760	(c)	11/15/31	EUR	1,500	1,663,565
Series 2018-02A, Class A3, 144A	1.500		11/15/31	EUR	500	560,106
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877	(c)	07/15/29		250	249,682
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861	(c)	07/16/29		750	746,276
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.901	(c)	01/16/30		750	747,479
Aurium CLO DAC (Ireland), Series 04A, Class A2, 144A	1.620		01/16/31	EUR	500	560,428

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.552	%(c)	04/23/31	3,000	$2,948,372
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.947	(c)	10/15/28	3,000	2,999,958
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.941	(c)	07/18/30	750	749,685
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.131	(c)	01/24/29	250	250,117
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	07/15/29	750	750,340
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/15/30	1,250	1,249,229
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.927	(c)	04/13/27	750	750,380
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938	(c)	01/17/28	1,000	975,724
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	4.022	(c)	10/20/29	500	500,051
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	04/15/29	250	249,137
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.558	(c)	04/17/31	2,500	2,464,042
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.632	(c)	07/27/31	3,750	3,715,715
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.912	(c)	01/20/32	6,000	5,998,955
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.822	(c)	04/20/31	250	248,985
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	07/20/31	500	497,154

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.777	%(c)	01/15/30		1,250	$1,241,805
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.852	(c)	04/22/30		2,500	2,488,854
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.001	(c)	10/18/26		206	206,150
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.561	(c)	04/24/31		2,000	1,967,838
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050%	3.631	(c)	04/24/30		5,000	4,949,565
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.788	(c)	10/17/31		9,750	9,683,807
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.701	(c)	01/22/31		1,000	990,895
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%	3.462	(c)	04/19/29		2,500	2,474,788
CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	2,300	2,592,694
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	10/15/29		500	498,442
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.817	(c)	07/15/30		750	745,521
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.384	(c)	02/15/29		4,000	3,985,414
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840%	4.348	(c)	04/15/29		12,850	12,848,736
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.487	(c)	04/15/27		1,600	1,596,783
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%	3.474	(c)	11/15/26		4,477	4,465,120
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.607	(c)	04/15/31		2,500	2,462,515

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.772	%(c)	10/20/31		5,000	$4,951,912
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%(Cap N/A, Floor 1.090%)	1.090	(c)	09/06/31	EUR	2,000	2,228,419
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.733	(c)	02/05/31		250	246,975
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.610	(c)	04/25/31		3,500	3,444,136
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872	(c)	10/23/29		1,250	1,246,895
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	4.092	(c)	10/20/28		750	749,939
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893	(c)	04/20/32		2,250	2,250,119
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150	(c)	04/15/31	EUR	3,700	4,134,216
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.777	(c)	01/15/31		1,250	1,239,753
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.871	(c)	07/18/30		750	750,616
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930%	3.574	(c)	05/20/29		4,000	3,976,495
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.690	(c)	04/25/31		4,000	3,945,769
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	04/21/31		1,350	1,333,927
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.794	(c)	02/20/31		1,500	1,485,212

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	%(c)	02/20/31	1,500	$1,472,515
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.811	(c)	01/16/31	1,000	989,032
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.717	(c)	07/15/31	5,000	4,939,221
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.666	(c)	04/26/31	5,000	4,931,941
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857	(c)	07/15/30	750	747,278
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.842	(c)	10/22/30	2,250	2,235,668
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.872	(c)	10/20/31	8,000	7,968,282
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833	(c)	10/30/30	1,000	997,112
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.082	(c)	01/20/29	1,250	1,250,854
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.718	(c)	01/17/31	1,500	1,492,408
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.941	(c)	05/21/29	1,250	1,254,465
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.861	(c)	07/20/30	1,500	1,499,469
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.913	(c)	11/14/29	1,000	996,532
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%	3.872	(c)	10/20/31	9,000	8,928,407
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.540%	4.137	(c)	01/15/29	500	500,183

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.838	%(c)	10/17/30		500	$497,500
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755	(c)	07/25/31		500	495,123
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.838	(c)	05/07/31		3,000	2,971,731
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.767	(c)	07/15/31		3,750	3,716,917
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.954	(c)	08/15/30		500	500,283
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.832	(c)	07/20/30		500	499,004
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.656	(c)	01/26/31		1,500	1,482,457
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.842	(c)	10/23/31		7,250	7,217,756
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.471	(c)	07/20/27		250	249,256
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882	(c)	10/20/28		2,250	2,250,898
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.860	(c)	07/25/30		1,000	996,732
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	10/20/30		1,250	1,245,093
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%	3.939	(c)	01/20/32		6,600	6,602,777
St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	1,000	1,119,254
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%	4.679	(c)	02/15/29		5,000	5,000,369
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.888	(c)	07/17/26		250	250,688
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.828	(c)	01/17/30		1,500	1,495,159

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.147	%(c)	01/15/29		500	$500,186
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	07/15/29		750	749,509
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.997	(c)	07/15/27		2,000	1,975,126
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.900	(c)	07/25/29		750	750,503
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.790	(c)	01/25/31		1,000	993,787
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.180	(c)	01/25/31		750	734,561
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.097	(c)	04/15/29		1,500	1,481,723
Venture CDO Ltd. (Cayman Islands), Series 2017-28AR, Class A1, 144A, 3 Month LIBOR + 1.240%	3.832	(c)	10/21/29		500	500,481
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.857	(c)	01/15/32		3,250	3,239,695
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.477	(c)	07/15/27		250	248,949
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.807	(c)	10/15/30		2,250	2,242,899
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.550	(c)	04/25/31		1,500	1,474,592
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.662	(c)	01/20/31		1,500	1,482,573
Voya Euro CLO Designated Activity Co. (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	10/15/30	EUR	2,500	2,773,505
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.912	(c)	04/20/29		500	499,242
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.841	(c)	10/20/29		1,000	997,502
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.738	(c)	01/17/31		1,000	991,282

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.688	%(c)	07/17/31	5,000	$4,931,424
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	10/20/31	3,000	2,973,716
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%	4.070	(c)	01/20/32	2,750	2,733,490
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	01/22/31	750	745,447
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.967	(c)	07/15/29	1,000	1,002,660
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887	(c)	04/15/30	750	751,522
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	07/20/31	5,000	4,921,758

					232,300,387

Consumer Loans 0.9%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A	2.830		12/22/25	200	198,503
Series 2017-02A, Class C, 144A	4.330		05/20/26	1,000	1,000,321
Series 2018-01A, Class A, 144A	3.810		12/21/26	1,800	1,822,578
Series 2018-02A, Class A, 144A	4.230		04/20/27	1,100	1,124,685
OneMain Financial Issuance Trust,
Series 2015-01A, Class A, 144A	3.190		03/18/26	11	11,416
Series 2015-02A, Class C, 144A	4.320		07/18/25	123	123,159
Series 2016-01A, Class A, 144A	3.660		02/20/29	215	215,434
Series 2017-01A, Class B, 144A	2.790		09/14/32	100	98,400
Series 2017-01A, Class C, 144A	3.350		09/14/32	100	98,917
Series 2018-01A, Class A, 144A	3.300		03/14/29	500	502,888
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230		06/08/23	500	497,659
Series 2017-B, Class A, 144A	3.220		10/10/23	800	795,902
Series 2018-A, Class A, 144A	3.610		03/08/24	540	541,230
Series 2018-B, Class A, 144A	3.910		07/08/24	850	855,522
Series 2018-B, Class B, 144A	4.500		07/08/24	250	251,200
Series 2018-C, Class A, 144A	4.100		10/08/24	1,100	1,114,493
Series 2018-C, Class B, 144A	4.590		10/08/24	500	506,637
Series 2018-D, Class A, 144A	4.150		12/09/24	800	812,634
Series 2018-D, Class B, 144A	4.830		12/09/24	500	507,715

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	%(c)	02/25/23	440	$440,833
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25	800	802,491
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	209	208,301
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	43	43,407

					12,574,325

Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30	2,100	2,239,272

Home Equity Loans 0.5%
ABFC Trust, Series 2003-AHL01, Class A1	4.184		03/25/33	73	73,608
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	12/25/33	180	179,584
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%	3.448	(c)	12/15/33	136	136,184
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500%	3.977	(c)	03/25/43	313	313,337
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855%	3.332	(c)	06/25/34	1,008	993,956
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080%	3.557	(c)	04/25/34	500	501,212
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040%	3.517	(c)	10/25/33	1,054	1,053,334
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.497	(c)	10/25/33	191	189,094
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000	(cc)	12/25/57	634	647,655

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	3.137	%(c)	11/25/33	1,037	$1,028,513
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640%	3.450	(c)	08/25/35	1,400	1,407,716

					6,524,193

Other 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.827	(c)	04/25/23	1,420	1,426,787

Residential Mortgage-Backed Securities 2.3%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.836	(c)	10/25/37	689	695,291
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600%	3.077	(c)	06/25/33	121	116,300
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652	(c)	12/26/46	415	418,402
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37	1,504	1,500,847
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	2,126	2,135,573
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.897	(c)	08/25/34	1,045	988,241
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.229	(c)	01/28/70	259	262,703
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	1,066	1,073,676
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	1,300	1,302,355
Series 2019-GS03, Class A1, 144A	3.750		04/25/59	600	600,391
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	876	875,259
LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982	(c)	04/01/21	4,142	4,129,570
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250	(cc)	05/25/62	1,053	1,050,659

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700%	3.177	%(c)	04/25/33		147	$143,950
Series 2003-BC09, Class 3A3, 1 Month LIBOR + 0.700%	3.177	(c)	08/25/33		62	61,954
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.477	(c)	09/25/34		1,342	1,346,105
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	2,962	3,315,079
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-VA1, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	2.066	(c)	02/20/54	GBP	201	263,481
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		706	696,073
Series 2017-06, Class A1, 144A	2.750	(cc)	10/25/57		886	878,504
Series 2018-02, Class A1, 144A	3.250	(cc)	03/25/58		3,210	3,218,013
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		3,536	3,589,698
Series 2018-05, Class A1, 144A	3.250	(cc)	07/25/58		843	839,695
Series 2018-06, Class A1A, 144A	3.750	(cc)	03/25/58		1,960	1,981,478

						31,483,297

Student Loans 0.8%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	01/25/41		23	23,335
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.157		02/25/43		1,440	1,831,730
Series 2018-C, Class A, 144A	3.100	(cc)	08/25/43		2,636	2,704,502
Series 2018-D, Class A, 144A	3.493		11/25/43		4,545	4,741,447
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.239	(c)	07/25/39	EUR	2,100	2,275,567

						11,576,581

TOTAL ASSET-BACKED SECURITIES (cost $316,123,220)						314,768,248

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS 0.7%

Computers 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.976	%(c)	09/29/25	137	$139,047
Term B USD Loan, 1 Month LIBOR + 3.750%	6.229	(c)	09/30/24	227	227,973

					367,020

Electric 0.1%
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.477	(c)	12/31/25	1,009	1,008,744

Foods 0.1%
JBS USA Lux SA, Initial Term Loan, 1 Month LIBOR + 2.500%	4.980	(c)	10/31/22	1,916	1,915,707

Machinery-Diversified 0.1%
Rexnord LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.483	(c)	08/21/24	906	906,533

Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.233	(c)	02/27/23	1,866	1,867,933

Pharmaceuticals 0.1%
Ceva Sante Animale SA, Term Loan	—	(p)	03/27/26	1,075	1,211,000

Software 0.2%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.481	(c)	07/08/22	2,764	2,763,712

TOTAL BANK LOANS (cost $9,903,591)					10,040,649

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.4%
BANK,
Series 2017-BNK05, Class A4	3.131		06/15/60	1,000	998,906
Series 2017-BNK06, Class A4	3.254		07/15/60	800	805,969
Series 2017-BNK08, Class A3	3.229		11/15/50	675	678,196

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK, (cont’d.)
Series 2018-BN10, Class A4	3.428%		02/15/61	4,800	$4,885,457
Series 2019-BN17, Class A3	3.456		04/15/52	4,200	4,272,792
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	300	310,910
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.921	(c)	03/15/37	4,500	4,494,341
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963		01/15/52	5,200	5,495,773
Series 2019-B10, Class A3	3.455		03/15/62	3,100	3,150,032
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.360	(cc)	12/15/37	174,020	2,636,246
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248		05/10/50	600	604,125
Series 2017-CD05, Class A3	3.171		08/15/50	800	799,910
Series 2017-CD06, Class A4	3.190		11/13/50	1,650	1,649,088
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283		05/10/58	600	605,283
Series 2016-C07, Class A2	3.585		12/10/54	1,800	1,847,612
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575		05/10/47	97	99,091
Series 2016-C02, Class A3	2.575		08/10/49	6,200	6,004,991
Series 2016-C03, Class A3	2.896		11/15/49	700	689,810
Series 2016-GC37, Class A4	3.314		04/10/49	600	608,582
Series 2017-C04, Class A3	3.209		10/12/50	1,150	1,153,673
Series 2017-P07, Class XC, IO	0.326	(cc)	04/14/50	16,000	332,506
Series 2017-P08, Class A3	3.203		09/15/50	1,600	1,603,573
Series 2018-B02, Class A3	3.744		03/10/51	2,900	3,017,016
Series 2018-C06, Class A3	4.145		11/10/51	4,300	4,607,684
Series 2019-SMRT, Class D, 144A	4.903	(cc)	01/10/24	400	416,052
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(cc)	11/10/31	300	295,112
Series 2016-CLNE, Class C, 144A	2.871	(cc)	11/10/31	100	97,225
COMM Mortgage Trust, Series 2012-CR01, Class XA, IO	2.041	(cc)	05/15/45	1,048	49,420
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801		10/15/45	4,432	4,325,270
Series 2013-CR10, Class A2	2.972		08/10/46	11	11,103
Series 2014-CR15, Class XB, IO, 144A	0.024	(cc)	02/10/47	157,461	151,729
Series 2014-UBS05, Class A4	3.838		09/10/47	400	416,839
Series 2015-CR26, Class A4	3.630		10/10/48	50	51,640
Series 2015-LC21, Class A4	3.708		07/10/48	90	93,320
Series 2015-PC01, Class A5	3.902		07/10/50	1,490	1,553,817

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2016-COR01, Class A3	2.826%		10/10/49	700	$685,935
Series 2016-DC02, Class A5	3.765		02/10/49	275	285,010
Series 2017-COR02, Class A2	3.239		09/10/50	1,725	1,734,890
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	150	155,389
Series 2017-LSTK, Class B, 144A	3.030		04/05/33	500	497,699
Series 2017-LSTK, Class C, 144A	3.229		04/05/33	300	298,078
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718		08/15/48	1,700	1,759,744
Series 2018-CX12, Class A3	3.959		08/15/51	1,900	1,997,946
Series 2019-C15, Class A3	3.779		03/15/52	6,000	6,223,003
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632		08/10/49	400	388,766
Series 2017-C06, Class A4	3.071		06/10/50	600	595,708
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	200	198,260
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	250	249,425
Fannie Mae-Aces, Series 2015-M07, Class AB2	2.502		12/25/24	557	556,836
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.098	(cc)	01/25/20	7,332	31,180
Series K007, Class X1, IO	1.203	(cc)	04/25/20	5,573	37,880
Series K008, Class X1, IO	1.662	(cc)	06/25/20	1,125	14,519
Series K018, Class X1, IO	1.485	(cc)	01/25/22	2,873	82,438
Series K020, Class X1, IO	1.538	(cc)	05/25/22	1,782	63,864
Series K025, Class X1, IO	0.957	(cc)	10/25/22	6,303	156,863
Series K069, Class X1, IO	0.496	(cc)	09/25/27	6,995	197,065
Series K090, Class X1, IO	0.706	(cc)	02/25/29	16,200	974,655
Series K725, Class X1, IO	0.842	(cc)	01/25/24	44,122	1,294,429
Series Q001, Class XA, IO	2.254	(cc)	02/25/32	15,514	2,166,522
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.602	(cc)	04/10/47	15,000	308,393
Series 2017-GS06, Class A2	3.164		05/10/50	700	696,509
Series 2017-GS07, Class A3	3.167		08/10/50	1,180	1,173,585
Series 2017-GS08, Class A3	3.205		11/10/50	1,400	1,397,910
Series 2019-GC38, Class A3	3.703		02/10/52	6,400	6,627,619
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478		06/15/34	140	143,214
Series 2017-APTS, Class XFLC, IO, 144A	—	(p)	06/15/34	205,315	452
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672		11/15/47	1,400	1,444,250
Series 2015-C29, Class A4	3.611		05/15/48	1,890	1,945,226

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2015-C31, Class A3	3.801%		08/15/48		1,475	$1,534,199
Series 2016-C01, Class A5	3.576		03/15/49		600	618,463
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414		03/15/50		4,350	4,428,178
Series 2017-C07, Class A4	3.147		10/15/50		1,100	1,098,310
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31		5,400	5,515,311
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988		02/15/48		1,025	1,024,041
Series 2016-C29, Class A3	3.058		05/15/49		2,750	2,744,449
Series 2016-C30, Class A4	2.600		09/15/49		6,400	6,192,725
Series 2016-C30, Class A5	2.860		09/15/49		350	343,584
Series 2017-C33, Class A4	3.337		05/15/50		1,200	1,216,145
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540		12/15/48		4,550	4,667,858
Series 2015-UBS08, Class A4	3.809		12/15/48		1,770	1,842,849
Series 2017-H01, Class A4	3.259		06/15/50		600	604,099
Series 2017-HR02, Class A3	3.330		12/15/50		2,000	2,017,823
Series 2018-H04, Class A3	4.043		12/15/51		1,500	1,595,981
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885		08/15/38		4,750	4,936,302
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.456	(c)	01/23/29	GBP	2,000	2,623,524
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225		08/15/50		1,100	1,100,031
Series 2017-C07, Class A3	3.418		12/15/50		2,100	2,122,353
Series 2018-C08, Class A3	3.720		02/15/51		2,700	2,786,656
Series 2018-C10, Class A3	4.048		05/15/51		1,400	1,480,513
Series 2018-C14, Class A3	4.180		12/15/51		3,250	3,469,026
Series 2018-C15, Class A3	4.075		12/15/51		1,700	1,801,200
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684		10/15/49		1,500	1,455,426
Series 2017-C39, Class A4	3.157		09/15/50		1,400	1,394,871
Series 2017-C40, Class A3	3.317		10/15/50		350	352,829
Series 2017-RB01, Class A4	3.374		03/15/50		875	887,193
Series 2018-C43, Class XB, IO	0.522	(cc)	03/15/51		51,500	1,608,124
Series 2018-C46, Class XB, IO	0.493	(cc)	08/15/51		104,789	3,316,488

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $155,316,114)						157,974,906

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CONVERTIBLE BOND 0.1%

Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $1,015,652)	0.500%		03/27/20	EUR	900	$969,338

CORPORATE BONDS 27.8%

Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		2,750	2,767,188
Sr. Unsec’d. Notes, 144A	8.750		12/01/21		1,675	1,852,969
General Dynamics Corp., Gtd. Notes	3.000		05/11/21		1,255	1,266,044
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800		03/15/22		1,480	1,475,724

						7,361,925

Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.297		08/14/20		1,220	1,210,655
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21		100	102,711

						1,313,366

Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24		102	105,850
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		11/23/20		27	27,173
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21		1,725	1,733,982
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		04/11/26		125	127,421

						1,994,426

Auto Manufacturers 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014	(c)	04/12/21		230	230,404
Gtd. Notes, 144A	3.100		04/12/21		305	307,334

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200%		05/05/20		210	$208,452
Gtd. Notes, 144A	3.100		05/04/20		550	551,344
Gtd. Notes, 144A	3.350		05/04/21		915	921,674
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36		70	76,639
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.442	(c)	04/09/21		720	719,017
Gtd. Notes	3.500		07/10/19		295	295,401
Gtd. Notes	3.550		04/09/21		545	549,986
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875		11/13/20		825	836,458
Gtd. Notes, 144A	4.000		11/12/21		1,060	1,082,419

						5,779,128

Auto Parts & Equipment 0.1%
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000		05/15/26		600	614,250

Banks 8.5%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625		01/21/20		1,000	993,462
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250		10/25/19		200	199,000
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22		3,440	3,422,800
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875		04/25/21		2,150	2,166,125
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.724	(c)	04/12/23		200	199,425
Sr. Unsec’d. Notes	3.848		04/12/23		600	611,536
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)	40	43,700
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		447	445,175
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23		125	126,581
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28		530	528,395
Sr. Unsec’d. Notes, MTN	3.499	(ff)	05/17/22		2,465	2,492,678
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28		675	686,659
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		250	261,966
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29		2,325	2,430,037

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, MTN	4.450%		03/03/26		6,500	$6,824,067
Sub. Notes, Series L, MTN	3.950		04/21/25		300	306,692
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875		07/23/19		1,400	1,399,777
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900		03/26/22		815	816,442
Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625	(ff)	—	(rr)	125	122,696
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375		01/12/26		200	203,046
Sr. Unsec’d. Notes, MTN	4.338	(ff)	05/16/24		1,400	1,427,876
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375		01/09/25		695	687,360
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		350	353,150
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21		550	551,377
Caixa Economica Federal (Brazil), Sub. Notes	7.250	(ff)	07/23/24		815	819,890
Citibank NA, Sr. Unsec’d. Notes	3.050		05/01/20		3,700	3,713,482
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	235	239,700
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	105	108,728
Sr. Unsec’d. Notes	3.200		10/21/26		2,495	2,443,279
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28		990	977,194
Sub. Notes	4.400		06/10/25		210	219,018
Sub. Notes	4.450		09/29/27		6,500	6,745,804
Sub. Notes	4.600		03/09/26		165	173,602
Sub. Notes	4.750		05/18/46		455	478,317
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450		04/16/21		250	252,632
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	4.027	(c)	02/04/21		1,150	1,143,690
Sr. Unsec’d. Notes	4.250		02/04/21		1,545	1,549,592
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		315	312,698
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		750	764,851
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125		09/06/23		1,000	1,017,159
Gov’t. Gtd. Notes, MTN	2.750		09/16/25		2,000	1,988,090

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875%		01/29/20		500	$497,573
Gov’t. Liquid Gtd. Notes	2.250		02/18/20		250	249,384
Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21		500	492,346
Gov’t. Liquid Gtd. Notes, 144A	2.875		01/29/22		2,500	2,523,360
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250		09/26/23		750	769,709
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	175	179,072
Sr. Unsec’d. Notes	3.500		01/23/25		515	517,696
Sr. Unsec’d. Notes	3.850		01/26/27		800	805,965
Sr. Unsec’d. Notes(a)	4.223	(ff)	05/01/29		1,345	1,374,039
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23		1,400	1,388,664
Sr. Unsec’d. Notes, Series D, MTN	6.000		06/15/20		755	780,853
Sub. Notes	5.150		05/22/45		125	133,713
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.283	(c)	05/18/21		1,125	1,126,757
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.835	(c)	03/08/21		200	206,358
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550		04/09/24		600	601,383
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053	(c)	—	(rr)	143	143,654
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)	125	132,762
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		375	371,484
Sr. Unsec’d. Notes	3.625		05/13/24		350	359,743
Sr. Unsec’d. Notes	3.782	(ff)	02/01/28		4,500	4,575,830
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		845	824,122
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		1,550	1,592,525
Sr. Unsec’d. Notes(a)	4.452	(ff)	12/05/29		6,920	7,362,388
Sub. Notes	4.250		10/01/27		215	224,112
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	(ff)	04/26/21		3,000	3,007,288
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21		400	417,167
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20		375	383,053
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750		01/11/27		800	793,462
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250		10/21/20		3,310	3,458,553
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761		07/26/23		1,930	1,983,011

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	%(ff)	—	(rr)	75	$75,094
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		390	400,493
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		4,280	4,318,862
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		1,150	1,217,271
Sr. Unsec’d. Notes, MTN	3.591	(ff)	07/22/28		640	639,235
Sub. Notes, GMTN	4.350		09/08/26		5,505	5,713,159
PNC Bank NA, Sub. Notes	4.200		11/01/25		350	370,181
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.973	(c)	04/30/21		1,440	1,445,733
Sr. Unsec’d. Notes, GMTN	3.200		04/30/21		13,126	13,272,421
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20		240	239,187
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.539	(c)	04/06/20		1,000	1,001,595
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.938	(c)	01/17/20		1,325	1,327,700
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000		04/15/21		390	390,870
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500		03/04/21		75	74,631

						118,010,206

Beverages 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27		200	205,500
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551		05/25/21		615	622,033

						827,533

Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875		11/15/21		250	255,978

Building Materials 0.3%
Griffon Corp., Gtd. Notes	5.250		03/01/22		1,500	1,500,000

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.133	%(c)	12/20/19		1,015	$1,015,392
U.S. Concrete, Inc., Gtd. Notes	6.375		06/01/24		1,000	1,027,500
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700		03/01/48		995	927,669

						4,470,561

Chemicals 0.6%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500		07/19/22		3,460	3,462,571
Gtd. Notes	4.125		03/14/21		1,000	1,013,121
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21		100	102,790
Sr. Unsec’d. Notes	4.250		11/15/20		93	94,718
DowDuPont, Inc., Sr. Unsec’d. Notes	3.766		11/15/20		435	441,914
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000		11/15/21		350	372,888
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875		09/19/22		290	301,957
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250		08/01/23		1,000	1,007,500
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500		11/14/22		600	609,588
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875		03/27/24		1,200	1,273,409
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450		08/01/25		85	85,483

						8,765,939

Commercial Services 0.9%
Georgetown University (The), Unsec’d. Notes, Series A	5.215		10/01/2118		1,035	1,155,270
Loxam SAS (France),
First Lien, 144A	2.875		04/15/26	EUR	700	783,160
Sr. Sub. Notes, 144A	4.500		04/15/27	EUR	800	901,232
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125		11/01/23	EUR	700	815,704
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000		04/15/22		3,000	2,980,140

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
SNCF Reseau EPIC (France),
Sr. Unsec’d. Notes, EMTN	1.375%	10/11/19	1,000	$994,350
Sr. Unsec’d. Notes, EMTN	2.000	10/13/20	2,000	1,984,232
United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25	2,200	2,183,500
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	400	383,389

				12,180,977

Computers 0.9%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21	2,686	2,735,375
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	300	298,416
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19	650	648,025
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650	02/05/21	5,000	4,992,832
Sr. Unsec’d. Notes	3.450	11/30/20	4,240	4,290,911

				12,965,559

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,325	1,334,937

Diversified Financial Services 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	150	150,040
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	3,280	3,319,624
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21	1,303	1,272,200
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.450	04/30/21	3,445	3,482,581
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24	2,000	2,054,560
Gtd. Notes, 144A	4.400	11/25/19	3,925	3,965,479
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27	750	745,777

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
CPPIB Capital, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A, MTN	3.125%		09/25/23	1,500	$1,539,840
Credit Suisse International (United Kingdom), Sub. Notes^	2.109	(s)	12/15/20	861	832,994
Discover Financial Services, Sr. Unsec’d. Notes	5.200		04/27/22	400	425,249
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500		10/18/23	100	105,204
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125		07/15/23	1,075	1,083,062
Navient Solutions LLC, Sr. Unsec’d. Notes	2.850	(s)	10/03/22	1,405	1,290,931
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125		09/19/22	250	246,781
Gov’t. Gtd. Notes, 144A	2.750		04/16/21	250	251,302
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650		02/16/21	200	200,767
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463	(c)	05/22/19	780	780,303

					21,746,694

Electric 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875		12/13/21	4,200	4,484,676
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000		06/25/22	825	849,338
Calpine Corp.,
Sr. Sec’d. Notes, 144A	6.000		01/15/22	1,321	1,334,210
Sr. Unsec’d. Notes	5.500		02/01/24	1,000	992,500
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300		12/01/56	25	25,142
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875		05/25/22	515	508,940
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350		08/10/28	425	441,497
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900		07/15/27	505	511,936
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350		01/15/25	125	130,525

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%	9.392	%(c)	12/01/23		1,600	$1,588,000
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050		07/07/24		545	681,930
Gov’t. Gtd. Notes	8.400		01/15/22		1,074	1,229,934
Gov’t. Gtd. Notes	8.500		12/01/29		375	546,706
Gov’t. Gtd. Notes	9.400		02/01/21		478	532,253
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375		01/28/20		1,265	1,322,646
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28		320	323,046
Monongahela Power Co., First Mortgage, 144A	4.100		04/15/24		425	445,318
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400		04/01/21		1,400	1,571,438
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400		01/15/21		300	306,951
Sempra Energy, Sr. Unsec’d. Notes	4.000		02/01/48		580	533,677

						18,360,663

Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250		10/27/27		200	179,002
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26		620	603,725

						782,727

Entertainment 0.5%
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750		11/01/21	EUR	1,600	1,716,844
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250		02/28/47	GBP	100	132,025
Eldorado Resorts, Inc., Gtd. Notes	7.000		08/01/23		1,000	1,045,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000		04/15/22		604	608,530
Scientific Games International, Inc.,
Gtd. Notes	6.250		09/01/20		500	501,250
Gtd. Notes	6.625		05/15/21		1,400	1,414,000

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Gtd. Notes	10.000%		12/01/22		822	$865,155
Gtd. Notes, 144A	8.250		03/15/26		500	518,125

						6,800,929

Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes	5.125		06/01/21		250	250,312

Foods 0.1%
B&G Foods, Inc., Gtd. Notes(a)	4.625		06/01/21		1,250	1,250,000
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	425	470,104

						1,720,104

Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20		200	207,546

Healthcare-Products 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900		11/30/21		380	381,787
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%(a)	3.476	(c)	12/29/20		1,778	1,778,333
Medtronic Global Holdings SCA,
Gtd. Notes	1.625		03/07/31	EUR	300	353,802
Gtd. Notes	2.250		03/07/39	EUR	300	367,855
Stryker Corp., Sr. Unsec’d. Notes	2.125		11/30/27	EUR	430	531,680

						3,413,457

Healthcare-Services 0.4%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829		08/15/28		1,175	1,224,452
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125		06/30/24		100	74,000
Cigna Holding Co., Gtd. Notes	4.500		03/15/21		100	102,506

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes	5.375%	02/01/25	425	$447,313
Gtd. Notes	7.500	02/15/22	200	220,000
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	800	823,025
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	700	701,972
Sr. Unsec’d. Notes(a)	6.750	06/15/23	1,600	1,632,000

				5,225,268

Holding Companies-Diversified 0.0%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750	09/11/19	350	353,699

Home Builders 1.5%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	3,250	3,396,250
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	250,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	2,700	2,752,650
KB Home, Gtd. Notes	7.000	12/15/21	325	347,750
Lennar Corp., Gtd. Notes	4.125	01/15/22	400	403,500
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	875	888,125
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,500	1,552,500
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	795,000
Gtd. Notes	7.000	04/01/22	500	535,000
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,600	1,448,000
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	750	774,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21	3,250	3,252,015

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	350	$355,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	650	648,882
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	485,000
Gtd. Notes	6.000	09/01/23	1,050	1,039,500
Gtd. Notes	7.000	08/15/22	2,000	2,010,000

				20,934,422

Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	104,836

Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	99,723
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	1,500	1,560,000

				1,659,723

Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	140,515
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	257,923
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20	600	615,588
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	263,341

				1,277,367

Internet 0.0%
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375	05/02/19	250	250,000

Iron/Steel 0.2%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850	01/31/20	2,200	2,211,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.6%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	2,700	$2,784,375
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	100,996
MGM Resorts International, Gtd. Notes	6.000	03/15/23	2,000	2,135,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	316,490
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	5.875	11/30/19	2,200	2,216,500
Sr. Sec’d. Notes, 144A	7.250	11/30/21	200	206,500

				7,759,861

Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20	200	203,634
Gtd. Notes	4.875	04/01/21	75	77,280
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	104,428

				385,342

Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250	03/15/21	1,200	1,206,000
Sr. Unsec’d. Notes	5.250	09/30/22	913	927,836
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,500	2,562,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	85,248
Sr. Sec’d. Notes	6.384	10/23/35	60	67,791
Sr. Sec’d. Notes	6.484	10/23/45	70	79,291
Sr. Sec’d. Notes	6.834	10/23/55	20	22,557
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	725	780,281
Gtd. Notes, Series B	6.500	11/15/22	1,000	1,021,250
Comcast Corp., Gtd. Notes	4.250	10/15/30	335	356,361
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	07/15/23	1,425	1,457,063

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		2,350	$2,355,875
DISH DBS Corp., Gtd. Notes	5.125	05/01/20		1,500	1,509,375
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21		74	74,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		324	330,480
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875	01/15/27	GBP	1,275	1,680,868
Warner Media LLC, Gtd. Notes	3.800	02/15/27		140	140,816

					14,657,592

Mining 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(a)	8.500	06/01/24		2,000	2,140,059

Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21		25	25,304

Multi-National 1.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,696,912
Sr. Unsec’d. Notes	6.375	10/01/28		1,080	1,386,026
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		865	846,437
Sr. Unsec’d. Notes	2.750	01/06/23		800	789,344
Sr. Unsec’d. Notes	3.250	02/11/22		1,000	1,004,760
Sr. Unsec’d. Notes	4.375	06/15/22		1,100	1,140,975
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		500	615,759
Sr. Unsec’d. Notes	7.000	06/15/25		600	734,783
Unsec’d. Notes	6.950	08/01/26		500	624,101
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	2,391,949

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400%	10/26/22		3,000	$2,956,936
Sr. Unsec’d. Notes	4.375	02/11/20		2,600	2,626,665

					18,814,647

Office/Business Equipment 0.0%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875	09/15/20		515	516,479

Oil & Gas 1.4%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31		250	326,390
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		75	73,125
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		250	273,125
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,332	1,396,286
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		2,650	2,729,500
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		200	198,052
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		1,010	1,004,950
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	370,617
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25		300	312,432
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150	06/15/19		350	351,288
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		200	202,000
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	206,969
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		150	153,662
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	414,516
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	223,449
Gtd. Notes	5.299	01/27/25		175	179,725

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	5.750%	02/01/29		300	$300,750
Gtd. Notes	6.625	01/16/34	GBP	610	865,555
Gtd. Notes	6.900	03/19/49		1,155	1,153,556
Gtd. Notes	7.375	01/17/27		50	55,790
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		200	187,800
Gtd. Notes	5.375	03/13/22		2,988	3,052,929
Gtd. Notes	6.500	03/13/27		175	177,257
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,258,287
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	200,879
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	114,738
Range Resources Corp., Gtd. Notes	5.875	07/01/22		1,400	1,415,750
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,274,857
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		780	772,201
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		50	48,835

					19,295,270

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.625	12/21/22		1,386	1,414,920

Packaging & Containers 0.2%
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	100	114,856
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		3,151	3,160,021

					3,274,877

Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	95,560

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%		05/14/35	150	$146,728
Allergan Funding SCS, Gtd. Notes	4.550		03/15/35	165	162,392
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.232	(c)	06/25/21	665	661,255
Gtd. Notes, 144A	3.500		06/25/21	300	301,517
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616		06/15/22	1,215	1,195,986
Cigna Corp., Gtd. Notes, 144A	4.375		10/15/28	1,630	1,681,345
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350		03/09/21	6,500	6,546,370
Sr. Unsec’d. Notes	5.125		07/20/45	70	69,587
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	3,110	3,151,190
Mylan, Inc., Gtd. Notes	4.550		04/15/28	1,025	1,001,642
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400		09/23/21	2,505	2,475,328
Gtd. Notes	3.200		09/23/26	925	900,236
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.800		11/26/20	395	400,398
Sr. Unsec’d. Notes, 144A	4.000		11/26/21	850	872,337

					19,661,871

Pipelines 0.3%
Energy Transfer Operating LP, Gtd. Notes	5.300		04/15/47	110	109,204
Enterprise Products Operating LLC, Gtd. Notes	3.900		02/15/24	250	259,113
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950		09/01/22	372	382,185
Gtd. Notes	6.500		04/01/20	50	51,576
MPLX LP, Sr. Unsec’d. Notes	5.200		03/01/47	20	20,597
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375		08/15/22	125	128,125
ONEOK, Inc., Gtd. Notes	4.950		07/13/47	385	384,279

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%		01/31/23	350	$342,281
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500		09/15/24	575	592,250
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000		09/15/25	225	231,209
Sr. Unsec’d. Notes	4.500		11/15/23	670	703,756
Sr. Unsec’d. Notes	6.300		04/15/40	850	987,680

					4,192,255

Real Estate Investment Trusts (REITs) 0.2%
FelCor Lodging LP, Gtd. Notes	6.000		06/01/25	500	521,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875		11/01/20	175	178,325
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950		07/01/22	555	550,111
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375		06/01/23	100	101,625
Gtd. Notes	5.500		02/01/21	800	807,000

					2,158,311

Retail 0.2%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.288	(c)	04/17/20	500	500,039
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750		10/15/24	250	255,625
L Brands, Inc.,
Gtd. Notes	5.625		02/15/22	469	486,587
Gtd. Notes	5.625		10/15/23	50	51,563
Gtd. Notes	6.625		04/01/21	400	419,500
Gtd. Notes	7.000		05/01/20	250	258,750
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875		06/01/25	50	45,313
Rite Aid Corp., Gtd. Notes, 144A	6.125		04/01/23	500	425,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25	250	249,375

					2,691,752

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125%	04/15/21		3,005	$3,003,648
Gtd. Notes, 144A	3.125	10/15/22		2,310	2,297,840

					5,301,488

Software 0.2%
Infor US, Inc., Gtd. Notes	6.500	05/15/22		2,750	2,798,977

Telecommunications 1.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	101,988
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30		350	358,480
Sr. Unsec’d. Notes	4.850	03/01/39		3,765	3,850,653
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		500	521,250
Sr. Unsec’d. Notes, Series V	5.625	04/01/20		2,150	2,187,625
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21		550	550,000
Gtd. Notes, 144A	5.500	06/15/24		1,000	1,006,250
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		400	401,500
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,389
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		4,400	4,521,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	09/20/21		250	249,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500	11/01/21		417	426,982
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	350	382,944
Sr. Sec’d. Notes, 144A	5.000	01/20/26		2,200	2,010,800

					16,622,236

Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	101,595

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34	200	$213,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	6.750	08/15/24	196	202,370

				516,965

Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,150	1,201,600

TOTAL CORPORATE BONDS (cost $379,676,781)				384,603,338

MUNICIPAL BONDS 0.5%

California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	25,373
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	26,148

				51,521

Illinois 0.4%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49	2,465	2,713,176
Taxable, Revenue Bonds, Series C	4.572	01/01/54	640	711,360
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	635	681,964
GO Unlimited, Series D	5.000	11/01/22	1,685	1,812,521

				5,919,021

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	150,046

Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,000	985,560

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%		09/01/2117	125	$125,074

TOTAL MUNICIPAL BONDS (cost $6,895,161)					7,231,222

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.6%
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	10/25/27	146	147,319
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28	600	602,702
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.427	(c)	08/25/28	607	607,788
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.827	(c)	08/25/28	300	300,570
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	08/25/28	300	299,999
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.677	(c)	10/25/27	580	580,000
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.327	(c)	10/25/27	870	874,660
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.930	(c)	04/25/29	940	940,492
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.989	(c)	11/01/23	5,200	5,200,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%	3.896	(c)	04/25/24	3,800	3,800,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	12/25/57	1,900	1,910,698
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	01/25/57	1,044	1,061,847
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	347	334,139
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	821	805,293
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.018	(cc)	09/25/47	58	54,947
Eagle RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	11/25/28	1,500	1,499,997
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.734	(c)	04/25/29	450	450,308

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle RE Ltd. (Bermuda), (cont’d.)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.284	%(c)	04/25/29	450	$450,372
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.927	(c)	01/25/29	39	39,413
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000		12/25/32	4,907	643,559
Series 2012-148, Class IC, IO	3.000		01/25/28	11,978	969,164
Series 2013-49, Class AI, IO	3.000		05/25/33	4,421	508,862
Freddie Mac REMICS, Series 4153, Class IO	3.000		01/15/28	12,711	1,001,974
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	01/25/49	260	267,970
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.777	(c)	10/25/27	570	617,133
Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.101	(c)	08/25/60	1,424	1,423,249
Government National Mortgage Assoc.,
Series 2016-164, Class IG, IO	4.000		12/20/46	4,831	898,483
Series 2018-05, Class IB, IO	4.000		01/20/48	1,762	346,514
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	103	101,476
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.617	(c)	01/26/37	125	120,441
Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	10/25/28	490	489,687
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.933	(cc)	08/25/36	266	247,240
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.236	(c)	04/25/46	605	603,560
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22	262	263,114
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23	828	831,225

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Trust, (cont’d.)
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981	%(c)	04/01/24		1,420	$1,430,501
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750	(cc)	03/25/57		741	751,033
New Residential Mortgage Loan Trust,
Series 2018-02A, Class A1, 144A	4.500	(cc)	02/25/58		1,401	1,447,301
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.227	(c)	01/25/48		1,231	1,227,294
Series 2018-RPL01, Class A1, 144A	3.500	(cc)	12/25/57		7,209	7,266,467
Oaktown Re Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.027	(c)	07/25/28		400	398,993
Permanent Master Issuer PLC (Netherlands), Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%	2.977	(c)	07/15/58		2,300	2,297,424
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	03/25/28		630	631,730
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.177	(c)	03/25/28		330	329,999
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.727	(c)	02/25/29		1,350	1,350,939
Ripon Mortgages PLC (United Kingdom), Series 01X, Class A2, 3 Month GBP LIBOR + 0.800%	1.659	(c)	08/20/56	GBP	1,210	1,575,801
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.227	(c)	09/25/48		940	939,434
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%	3.327	(c)	02/25/47		960	959,833
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	4.250	(cc)	12/25/34		256	256,462

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,297,333)						50,157,406

SOVEREIGN BONDS 15.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500		10/11/22		3,000	2,970,000
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625		01/11/23		650	479,375
Sr. Unsec’d. Notes	5.625		01/26/22		750	583,882

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	6.875%		04/22/21		2,520	$2,114,305
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	351	296,660
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	235	194,805
Sr. Unsec’d. Notes	8.280		12/31/33		231	171,422
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		1,234	1,268,424
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		5,400	5,575,500
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	2.250		10/30/22		6,000	5,928,720
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21		500	514,505
Sr. Unsec’d. Notes	11.750		02/25/20		1,000	1,071,010
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375		03/24/21		200	211,760
Sr. Unsec’d. Notes	6.625		07/14/20		2,000	2,081,320
Sr. Unsec’d. Notes	6.750		11/05/19		5,500	5,600,694
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		1,100	1,137,411
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		400	421,500
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		150	155,102
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500		03/24/20		2,920	3,048,509
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	1,045	1,167,309
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	690	757,886
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	1,210	1,336,106
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375		12/01/19		3,420	3,459,364
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500		11/01/20		4,715	4,697,932
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950		02/15/26		135	166,357
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375		06/04/25		600	590,000
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/23	EUR	1,695	2,001,624
Bonds	3.000	(cc)	02/24/24	EUR	2,227	2,635,819
Bonds	3.000	(cc)	02/24/26	EUR	70	81,268
Bonds	3.000	(cc)	02/24/27	EUR	300	349,159

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000	%(cc)	02/24/28	EUR	170	$196,320
Bonds	3.000	(cc)	02/24/29	EUR	400	458,503
Bonds	3.000	(cc)	02/24/30	EUR	100	113,713
Bonds	3.000	(cc)	02/24/31	EUR	120	134,620
Bonds	3.000	(cc)	02/24/32	EUR	100	111,666
Bonds	3.000	(cc)	02/24/33	EUR	1,830	2,044,500
Bonds	3.000	(cc)	02/24/34	EUR	150	165,053
Bonds	3.000	(cc)	02/24/35	EUR	280	307,319
Bonds	3.500		01/30/23	EUR	2,915	3,452,332
Bonds	4.200		01/30/42	EUR	195	214,880
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200		07/17/34	EUR	470	570,257
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375		02/21/23		1,820	1,966,080
Sr. Unsec’d. Notes	5.750		11/22/23		2,200	2,439,074
Sr. Unsec’d. Notes	6.250		01/29/20		4,000	4,100,000
Sr. Unsec’d. Notes	6.375		03/29/21		5,200	5,530,304
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500		12/20/22	EUR	965	1,098,004
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	650	816,747
Sr. Unsec’d. Notes, 144A, MTN	5.875		01/15/24		1,000	1,106,123
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	250	294,655
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	3,000	3,600,350
Sr. Unsec’d. Notes, EMTN	2.875		07/08/21	EUR	800	948,080
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	750	976,847
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800		01/15/28		300	290,721
Sr. Unsec’d. Notes, 144A	6.752		03/09/23		600	609,156
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.750		05/29/19		400	399,740
Gov’t. Gtd. Notes	1.875		04/20/21		1,000	988,000
Gov’t. Gtd. Notes	2.500		06/01/22		600	599,334
Gov’t. Gtd. Notes	3.375		10/31/23		800	825,184
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375		09/27/23		600	615,464
Sr. Unsec’d. Notes, 144A, MTN	2.000		09/08/20		200	198,256
Sr. Unsec’d. Notes, 144A, MTN	2.125		04/13/21		400	395,784
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22		200	199,668
Sr. Unsec’d. Notes, 144A, MTN	3.000		03/12/24		400	404,770
Sr. Unsec’d. Notes, 144A, MTN	3.250		04/24/23		400	408,167

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.125%		10/25/23		1,400	$1,363,762
Sr. Unsec’d. Notes, EMTN	2.625		04/20/22		400	399,336
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875		11/13/19		1,200	1,194,623
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500		10/22/19		1,500	1,492,398
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750		03/20/22		3,000	2,992,860
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250		06/16/21		900	941,625
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125		03/09/21		600	635,005
Sr. Unsec’d. Notes	6.625		02/01/22		5,400	5,925,830
Sr. Unsec’d. Notes	7.375		02/11/20		7,027	7,268,518
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125		10/15/24		19,775	21,547,750
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875		02/15/30	EUR	940	1,337,073
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200		07/26/22		250	247,871
Sr. Unsec’d. Notes	3.300		03/15/28		1,800	1,856,096
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500		01/15/26		1,800	2,182,231
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050		11/30/20		1,000	992,841
Sr. Unsec’d. Notes	2.125		05/04/22		325	321,223
Sr. Unsec’d. Notes	2.600		04/16/24		700	701,413
Province of Nova Scotia (Canada),
Debentures	8.250		07/30/22		1,011	1,175,837
Debentures	8.750		04/01/22		1,800	2,090,927
Debentures	9.250		03/01/20		90	94,744
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250		05/18/22		355	352,905
Sr. Unsec’d. Notes	3.400		10/17/23		1,115	1,154,974
Province of Quebec (Canada),
Debentures(a)	7.500		07/15/23		384	456,829
Debentures, Series NN	7.125		02/09/24		2,053	2,456,354
Sr. Unsec’d. Notes	2.750		04/12/27		195	194,931
Unsec’d. Notes, MTN	7.485	(cc)	03/02/26		1,040	1,316,130
Province of Saskatchewan (Canada), Debentures	8.500		07/15/22		810	946,715

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500%	02/15/23		200	$146,500
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	1,487,500
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		990	1,063,012
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	8,012,034
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,196	1,389,454
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		705	746,101
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		500	531,005
Sr. Unsec’d. Notes	6.375	07/15/19		2,000	2,014,340
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	1,000	1,168,667
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.500	03/09/20		581	589,669
Sr. Unsec’d. Notes	6.875	05/27/19		1,600	1,603,776
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		1,400	1,519,146
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	388,125
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	5,912,340
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	240	265,868
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875	02/25/20		1,000	1,011,260
Sr. Unsec’d. Notes	7.250	09/28/21		10,000	10,873,000
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		10,000	10,475,620
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		200	221,996
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,548,291
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,365,068
Sr. Unsec’d. Notes	2.125	05/20/19		2,200	2,199,338
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	992,878
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	198,576
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	407,364
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		230	226,659
Sr. Unsec’d. Notes	6.250	09/26/22		1,230	1,200,382
Sr. Unsec’d. Notes	7.000	06/05/20		500	504,478

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750%		09/01/20	175	$175,126
Sr. Unsec’d. Notes	7.750		09/01/21	195	193,222
Sr. Unsec’d. Notes	7.750		09/01/22	950	932,334
Sr. Unsec’d. Notes	8.994		02/01/24	200	199,324
Sr. Unsec’d. Notes, 144A	7.750		09/01/20	200	200,144
Sr. Unsec’d. Notes, 144A	7.750		09/01/21	550	544,984
Sr. Unsec’d. Notes, 144A	7.750		09/01/22	605	593,749
Sr. Unsec’d. Notes, 144A	8.994		02/01/24	400	398,648

TOTAL SOVEREIGN BONDS (cost $211,307,781)					212,588,178

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.7%
Federal Home Loan Mortgage Corp.(k)	6.750		03/15/31	600	835,244
Federal Home Loan Mortgage Corp., MTN	3.108	(s)	12/11/25	3,000	2,507,155
Federal National Mortgage Assoc.	1.875		09/24/26	1,500	1,430,275
Federal National Mortgage Assoc.	2.000		10/05/22	690	683,449
Federal National Mortgage Assoc.(k)	6.625		11/15/30	605	830,266
Federal National Mortgage Assoc.(k)	7.125		01/15/30	580	810,181
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.492	(s)	02/15/23	1,000	906,340
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.633	(s)	08/15/23	2,000	1,787,793
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.723	(s)	08/15/23	2,485	2,221,333
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.790	(s)	03/15/22	675	627,363
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.965	(s)	08/15/24	1,185	1,029,235
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.975	(s)	02/15/26	1,500	1,240,576
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.018	(s)	11/15/26	1,500	1,211,215
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.115	(s)	05/15/23	2,000	1,800,956
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.165	(s)	08/15/25	1,000	842,572
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.180	(s)	11/15/25	800	669,483
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.246	(s)	05/15/26	800	657,030
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300	(s)	05/15/25	1,800	1,529,724
New Valley Generation V, Pass-Through Certificates	4.929		01/15/21	209	214,151
Resolution Funding Corp. Strips Interest, Bonds	2.652	(s)	04/15/22	500	464,705
Resolution Funding Corp. Strips Interest, Bonds	2.939	(s)	01/15/28	1,000	782,520

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,811,489)					23,081,566

U.S. TREASURY OBLIGATIONS 11.5%
U.S. Treasury Bonds(h)	2.875		11/15/46	1,135	1,123,162
U.S. Treasury Bonds(h)	3.000		05/15/47	980	992,671
U.S. Treasury Bonds	3.000		02/15/49	185	187,298
U.S. Treasury Bonds	3.375		11/15/48	2,420	2,630,899
U.S. Treasury Notes(k)	1.250		06/30/19	17,610	17,574,819

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.375%		09/30/19	11,345	$11,293,150
U.S. Treasury Notes	1.500		02/28/23	15,355	14,926,740
U.S. Treasury Notes	1.625		07/31/20	1,240	1,228,859
U.S. Treasury Notes	1.875		01/31/22	4,310	4,266,732
U.S. Treasury Notes	1.875		02/28/22	21,110	20,893,952
U.S. Treasury Notes	2.125		08/31/20	12,100	12,064,551
U.S. Treasury Notes	2.125		08/15/21	2,000	1,993,984
U.S. Treasury Notes(k)	2.125		09/30/21	12,010	11,974,345
U.S. Treasury Notes	2.125		05/15/25	2,335	2,303,897
U.S. Treasury Notes	2.250		04/15/22	5,465	5,465,854
U.S. Treasury Notes	2.250		04/30/24	8,685	8,671,769
U.S. Treasury Notes	2.250		11/15/24	3,590	3,575,977
U.S. Treasury Notes	2.375		08/15/24	3,425	3,436,238
U.S. Treasury Notes	2.375		04/30/26	4,755	4,749,613
U.S. Treasury Notes	2.500		05/31/20	255	255,309
U.S. Treasury Notes	2.500		06/30/20	2,195	2,198,001
U.S. Treasury Notes	2.500		12/31/20	135	135,417
U.S. Treasury Notes	2.500		01/31/21	165	165,477
U.S. Treasury Notes	2.500		02/28/21	420	421,542
U.S. Treasury Notes	2.500		01/15/22	1,000	1,006,406
U.S. Treasury Notes	2.500		02/15/22	3,565	3,589,649
U.S. Treasury Notes(k)	2.500		05/15/24	4,030	4,069,198
U.S. Treasury Notes	2.625		08/31/20	1,245	1,249,426
U.S. Treasury Notes	2.625		02/15/29	8,650	8,738,189
U.S. Treasury Notes	2.750		02/15/28	4,800	4,901,812
U.S. Treasury Notes	2.875		11/15/21	2,000	2,030,391
U.S. Treasury Notes	3.625		08/15/43	855	962,443
U.S. Treasury Strips Coupon	1.872	(s)	05/15/31	100	72,287
U.S. Treasury Strips Coupon	1.888	(s)	08/15/29	100	76,413
U.S. Treasury Strips Coupon	2.089	(s)	11/15/35	200	125,044
U.S. Treasury Strips Coupon	2.251	(s)	08/15/40	200	107,123

TOTAL U.S. TREASURY OBLIGATIONS (cost $158,422,954)					159,458,637

				Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)				1,338	11,915

See Notes to Financial Statements.

54

Description	Shares	Value

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp. 5.350% (cost $125,000)	5,000	$128,600

TOTAL LONG-TERM INVESTMENTS (cost $1,311,918,533)		1,321,014,003

SHORT-TERM INVESTMENTS 5.8%

AFFILIATED MUTUAL FUNDS 5.8%
PGIM Core Ultra Short Bond Fund(w)	61,342,656	61,342,656
PGIM Institutional Money Market Fund (cost $19,020,747; includes $18,993,577 of cash collateral for securities on loan)(b)(w)	19,018,291	19,023,997

TOTAL AFFILIATED MUTUAL FUNDS (cost $80,363,403)		80,366,653

OPTIONS PURCHASED*~ 0.0% (cost $35,212)		334,487

TOTAL SHORT-TERM INVESTMENTS (cost $80,398,615)		80,701,140

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.1% (cost $1,392,317,148)		1,401,715,143

OPTIONS WRITTEN*~ (0.0)% (premiums received $58,175)		(10,037)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.1% (cost $1,392,258,973)		1,401,705,106
Liabilities in excess of other assets(z) (1.1)%		(15,302,572)

NET ASSETS 100.0%		$1,386,402,534

Below is a list of the abbreviation(s) used in the semiannual report:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

BROIS—Brazil Overnight Index Swap

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GO—General Obligation

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REIT(s)—Real Estate Investment Trust(s)

See Notes to Financial Statements.

56

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SLM—Student Loan Mortgage

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,162,564 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,621,542; cash collateral of $18,993,577 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	3,500	$22,046
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	5,200	35,175
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	19,000
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	43,508
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	95,079
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	99,286
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	20,393

Total Options Purchased (cost $35,212)							$334,487

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Hellenic Republic, 3.75%, 01/30/28^ (premiums received $11,604)	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR 2,000	$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V3, 12/20/23	Put	Morgan Stanley & Co. International PLC	06/19/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)	10,000	$(3,688)
iTraxx.EUR.31.V1, 06/20/29	Put	Goldman Sachs International	06/19/19	2.25%	1.00%(Q)	iTraxx.EUR. 31.V1(Q)	EUR 67,000	(6,349)

Total OTC Swaptions (premiums received $46,571)								$(10,037)

Total Options Written (premiums received $58,175)								$(10,037)

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
349	2 Year U.S. Treasury Notes	Jun. 2019	$74,339,726	$167,793
2,846	5 Year U.S. Treasury Notes	Jun. 2019	329,113,219	1,337,587
378	10 Year U.S. Treasury Notes	Jun. 2019	46,747,968	6,891
815	10 Year U.S. Ultra Treasury Notes	Jun. 2019	107,401,719	1,339,797
110	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	18,070,938	(397,175)

				2,454,893

Short Positions:
19	5 Year Euro-Bobl	Jun. 2019	2,832,802	(2,131)
131	10 Year Euro-Bund	Jun. 2019	24,289,027	(296,788)
164	20 Year U.S. Treasury Bonds	Jun. 2019	24,184,875	(219,367)

				(518,286)

				$1,936,607

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 06/25/19	Citibank, N.A.	ARS	5,594	$122,955	$115,752	$—	$(7,203)
Expiring 06/25/19	Citibank, N.A.	ARS	3,984	84,975	82,423	—	(2,552)
Australian Dollar,
Expiring 07/22/19	Barclays Bank PLC	AUD	452	321,000	319,114	—	(1,886)
Expiring 07/22/19	Citibank, N.A.	AUD	841	604,404	594,077	—	(10,327)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	6,175	1,591,155	1,570,450	—	(20,705)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	631	160,000	160,595	595	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	589	151,000	149,703	—	(1,297)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	530	697,000	694,189	—	(2,811)
Expiring 07/19/19	Bank of America, N.A.	GBP	375	492,000	491,552	—	(448)
Expiring 07/19/19	Bank of America, N.A.	GBP	208	270,000	272,799	2,799	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	316	413,000	413,893	893	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	472	622,000	618,138	—	(3,862)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	153	201,000	199,945	—	(1,055)
Expiring 07/19/19	The Toronto-Dominion Bank	GBP	458	601,000	600,057	—	(943)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	415	309,000	310,689	1,689	—
Expiring 07/22/19	Bank of America, N.A.	CAD	374	278,000	279,977	1,977	—
Expiring 07/22/19	Barclays Bank PLC	CAD	268	200,000	200,152	152	—
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	262,178	393,700	386,968	—	(6,732)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	102,048	154,000	150,620	—	(3,380)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	3,775	562,713	560,290	—	(2,423)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	3,289	491,992	488,133	—	(3,859)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	1,043	$155,000	$154,783	$—	$(217)
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	1,048,561	338,000	323,941	—	(14,059)
Expiring 05/20/19	Citibank, N.A.	COP	603,704	192,999	186,508	—	(6,491)
Expiring 05/20/19	HSBC Bank USA, N.A.	COP	502,401	161,000	155,211	—	(5,789)
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	520,244	166,000	160,724	—	(5,276)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	7,623	336,309	334,316	—	(1,993)
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	253	288,000	286,283	—	(1,717)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	404	460,000	455,844	—	(4,156)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	322	363,000	363,457	457	—
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	236	269,000	266,810	—	(2,190)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	89,672	1,265,185	1,280,983	15,798	—
Expiring 06/19/19	Barclays Bank PLC	INR	16,845	241,000	240,628	—	(372)
Expiring 06/19/19	Citibank, N.A.	INR	29,243	418,000	417,744	—	(256)
Expiring 06/19/19	Citibank, N.A.	INR	12,842	184,000	183,443	—	(557)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	28,581	410,000	408,279	—	(1,721)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	19,598	279,000	279,955	955	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	58,218	834,168	831,655	—	(2,513)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	29,374	419,514	419,616	102	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	23,441	334,650	334,851	201	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	17,307	247,000	247,237	237	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	16,730	239,000	238,993	—	(7)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	14,726	210,000	210,368	368	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	109,600	1,546,674	1,565,644	18,970	—

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	36,887	$529,000	$526,938	$—	$(2,062)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	26,226	377,000	374,642	—	(2,358)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	21,696	313,000	309,933	—	(3,067)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	19,622	281,000	280,306	—	(694)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	18,984	271,000	271,182	182	—
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	5,428,125	375,000	378,412	3,412	—
Expiring 06/19/19	Barclays Bank PLC	IDR	3,612,075	255,000	251,809	—	(3,191)
Expiring 06/19/19	Barclays Bank PLC	IDR	3,528,713	250,000	245,998	—	(4,002)
Expiring 06/19/19	Barclays Bank PLC	IDR	3,248,072	226,000	226,433	433	—
Expiring 06/19/19	Barclays Bank PLC	IDR	3,245,625	225,000	226,263	1,263	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,635,432	184,000	183,724	—	(276)
Expiring 06/19/19	Barclays Bank PLC	IDR	2,340,354	163,000	163,153	153	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	3,303,950	230,000	230,329	329	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	2,321,935	163,000	161,869	—	(1,131)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	7,664,800	536,000	534,337	—	(1,663)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	5,195,256	363,000	362,178	—	(822)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	3,401,496	238,000	237,129	—	(871)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	3,354,743	235,000	233,870	—	(1,130)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	7,867,883	553,296	548,495	—	(4,801)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	6,686,008	464,000	466,103	2,103	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	3,883,289	273,000	270,716	—	(2,284)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	3,740,219	259,000	260,742	1,742	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,459,600	172,000	171,466	—	(534)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,279,742	159,000	158,928	—	(72)
Expiring 06/19/19	UBS AG	IDR	7,033,575	491,000	490,333	—	(667)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	291,809	$2,624,262	$2,636,910	$12,648	$—
Expiring 07/19/19	Bank of America, N.A.	JPY	28,058	253,000	253,544	544	—
Expiring 07/19/19	Barclays Bank PLC	JPY	17,557	158,000	158,652	652	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	43,565	391,895	393,675	1,780	—
Expiring 07/19/19	The Toronto-Dominion Bank	JPY	49,354	444,000	445,983	1,983	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	6,695	342,000	350,233	8,233	—
Expiring 06/19/19	BNP Paribas S.A.	MXN	3,367	176,000	176,151	151	—
Expiring 06/19/19	Citibank, N.A.	MXN	16,099	834,168	842,193	8,025	—
Expiring 06/19/19	Citibank, N.A.	MXN	8,021	419,514	419,595	81	—
Expiring 06/19/19	Citibank, N.A.	MXN	4,932	259,000	258,022	—	(978)
Expiring 06/19/19	Citibank, N.A.	MXN	4,566	239,000	238,853	—	(147)
Expiring 06/19/19	Citibank, N.A.	MXN	4,240	223,000	221,811	—	(1,189)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	18,134	930,000	948,677	18,677	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	7,883	404,753	412,395	7,642	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	5,775	302,000	302,142	142	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	5,162	264,718	270,027	5,309	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,320	171,000	173,666	2,666	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	2,958	156,000	154,753	—	(1,247)
Expiring 06/19/19	UBS AG	MXN	40,247	2,047,832	2,105,510	57,678	—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	7,133	232,000	231,601	—	(399)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	46,034	1,494,843	1,494,697	—	(146)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	46,034	1,494,794	1,494,697	—	(97)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	14,304	466,000	464,458	—	(1,542)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	5,835	189,000	189,473	473	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	79,279	2,578,933	2,574,160	—	(4,773)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	13,545	$440,000	$439,800	$—	$(200)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	12,253	399,000	397,860	—	(1,140)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	6,885	224,000	223,542	—	(458)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	400	270,800	267,565	—	(3,235)
Expiring 07/22/19	Citibank, N.A.	NZD	260	172,000	173,719	1,719	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	NZD	380	254,000	254,392	392	—
Expiring 07/22/19	The Toronto-Dominion Bank	NZD	433	289,000	289,581	581	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	12,198	1,441,862	1,418,329	—	(23,533)
Expiring 07/19/19	Citibank, N.A.	NOK	4,610	544,400	536,069	—	(8,331)
Expiring 07/19/19	Citibank, N.A.	NOK	1,871	217,000	217,529	529	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	2,011	238,000	233,876	—	(4,124)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,220	669,000	669,946	946	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,213	367,000	365,885	—	(1,115)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,098	332,000	331,462	—	(538)
Expiring 06/19/19	BNP Paribas S.A.	PEN	893	270,000	269,441	—	(559)
Expiring 06/19/19	BNP Paribas S.A.	PEN	868	261,000	262,058	1,058	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	835	252,000	251,843	—	(157)
Expiring 06/19/19	BNP Paribas S.A.	PEN	819	248,000	247,030	—	(970)
Expiring 06/19/19	BNP Paribas S.A.	PEN	672	202,000	202,776	776	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	547	165,000	165,201	201	—
Expiring 06/19/19	Citibank, N.A.	PEN	929	281,000	280,189	—	(811)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,444	434,000	435,812	1,812	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,243	376,000	375,142	—	(858)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	713	215,000	215,009	9	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	69,635	1,326,390	1,330,593	4,203	—
Expiring 06/19/19	Barclays Bank PLC	PHP	37,588	707,000	718,233	11,233	—
Expiring 06/19/19	Barclays Bank PLC	PHP	30,008	575,000	573,394	—	(1,606)
Expiring 06/19/19	Barclays Bank PLC	PHP	4,513	86,815	86,227	—	(588)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	34,834	$655,000	$665,611	$10,611	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	32,456	618,000	620,159	2,159	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	29,090	555,000	555,847	847	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	27,324	515,000	522,113	7,113	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	22,199	427,185	424,172	—	(3,013)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	21,924	421,000	418,915	—	(2,085)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	20,221	386,000	386,375	375	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	18,468	346,000	352,881	6,881	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	16,155	308,000	308,682	682	—
Polish Zloty,
Expiring 07/19/19	Citibank, N.A.	PLN	675	177,000	177,152	152	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,113	295,000	291,842	—	(3,158)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	12,059	186,000	185,132	—	(868)
Expiring 06/19/19	Citibank, N.A.	RUB	14,953	231,000	229,563	—	(1,437)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	13,156	201,000	201,973	973	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	236,508	3,561,971	3,630,881	68,910	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	13,421	208,000	206,037	—	(1,963)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	12,391	190,000	190,234	234	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	1,338	991,348	984,262	—	(7,086)
Expiring 05/10/19	Barclays Bank PLC	SGD	436	321,000	320,910	—	(90)
Expiring 05/10/19	Barclays Bank PLC	SGD	289	214,000	212,206	—	(1,794)
Expiring 05/10/19	Barclays Bank PLC	SGD	259	192,000	190,217	—	(1,783)
Expiring 05/10/19	Barclays Bank PLC	SGD	210	155,000	154,308	—	(692)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	627	464,000	461,342	—	(2,658)

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	527	$390,000	$387,569	$—	$(2,431)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	344	254,000	253,277	—	(723)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	338	249,000	248,512	—	(488)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	236	174,000	173,557	—	(443)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	371	275,000	272,804	—	(2,196)
Expiring 05/10/19	UBS AG	SGD	260	192,000	191,142	—	(858)
Expiring 05/10/19	UBS AG	SGD	240	178,000	176,718	—	(1,282)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	6,483	444,581	450,766	6,185	—
Expiring 06/13/19	BNP Paribas S.A.	ZAR	724	49,421	50,315	894	—
Expiring 06/13/19	Citibank, N.A.	ZAR	8,106	558,525	563,610	5,085	—
Expiring 06/13/19	Citibank, N.A.	ZAR	3,342	229,300	232,401	3,101	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	6,666	458,600	463,509	4,909	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	5,720	395,541	397,710	2,169	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	3,576	253,000	248,645	—	(4,355)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	956,843	842,217	820,643	—	(21,574)
Expiring 06/19/19	Citibank, N.A.	KRW	651,761	573,027	558,988	—	(14,039)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	286,717	251,000	245,905	—	(5,095)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	956,678	841,998	820,502	—	(21,496)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	956,651	845,404	820,479	—	(24,925)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	694,969	614,990	596,046	—	(18,944)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	472,789	414,400	405,491	—	(8,909)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	472,665	414,400	405,384	—	(9,016)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	20,923	2,274,710	2,217,626	—	(57,084)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	339	$335,000	$335,563	$563	$—
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	20,591	659,720	645,114	—	(14,606)
Expiring 05/10/19	BNP Paribas S.A.	THB	14,322	459,000	448,715	—	(10,285)
Expiring 05/10/19	Citibank, N.A.	THB	55,407	1,760,840	1,735,922	—	(24,918)
Expiring 05/10/19	Citibank, N.A.	THB	15,156	486,000	474,844	—	(11,156)
Expiring 05/10/19	Citibank, N.A.	THB	12,574	394,074	393,961	—	(113)
Expiring 05/10/19	Citibank, N.A.	THB	11,424	358,000	357,914	—	(86)
Expiring 05/10/19	Citibank, N.A.	THB	11,051	350,131	346,229	—	(3,902)
Expiring 05/10/19	Citibank, N.A.	THB	8,980	282,000	281,340	—	(660)
Expiring 05/10/19	Citibank, N.A.	THB	8,699	273,000	272,558	—	(442)
Expiring 05/10/19	Citibank, N.A.	THB	6,765	214,259	211,961	—	(2,298)
Expiring 05/10/19	Citibank, N.A.	THB	6,420	201,000	201,141	141	—
Expiring 05/10/19	Citibank, N.A.	THB	5,716	179,000	179,083	83	—
Expiring 05/10/19	Citibank, N.A.	THB	5,400	170,000	169,171	—	(829)
Expiring 05/10/19	Citibank, N.A.	THB	5,172	164,000	162,049	—	(1,951)
Expiring 05/10/19	Citibank, N.A.	THB	4,956	156,000	155,283	—	(717)
Expiring 05/10/19	Citibank, N.A.	THB	4,776	149,988	149,623	—	(365)
Expiring 05/10/19	Goldman Sachs International	THB	20,591	655,124	645,114	—	(10,010)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	9,270	292,000	290,429	—	(1,571)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	17,926	572,999	561,629	—	(11,370)
Expiring 05/10/19	UBS AG	THB	9,945	316,000	311,596	—	(4,404)
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	1,606	283,000	261,771	—	(21,229)
Expiring 06/13/19	Barclays Bank PLC	TRY	1,263	212,000	205,870	—	(6,130)
Expiring 06/13/19	Barclays Bank PLC	TRY	887	148,000	144,589	—	(3,411)
Expiring 06/13/19	BNP Paribas S.A.	TRY	4,751	835,693	774,256	—	(61,437)

				$86,715,114	$86,424,596	$327,020	$(617,538)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	344	$243,000	$243,288	$—	$(288)

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/19	Bank of America, N.A.	AUD	259	$182,000	$182,991	$—	$(991)
Expiring 07/22/19	Citibank, N.A.	AUD	1,168	819,550	825,327	—	(5,777)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	1,156	811,371	816,502	—	(5,131)
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	360	259,000	254,529	4,471	—
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	265	187,000	186,948	52	—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	1,660	414,863	422,099	—	(7,236)
Expiring 06/04/19	Citibank, N.A.	BRL	1,646	414,863	418,644	—	(3,781)
Expiring 06/04/19	Citibank, N.A.	BRL	1,388	355,000	352,926	2,074	—
Expiring 06/04/19	Citibank, N.A.	BRL	1,212	307,012	308,333	—	(1,321)
Expiring 06/04/19	Citibank, N.A.	BRL	671	169,000	170,738	—	(1,738)
Expiring 06/04/19	Goldman Sachs International	BRL	1,334	334,650	339,155	—	(4,505)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	1,527	391,776	388,302	3,474	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	1,052	267,700	267,510	190	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	750	189,691	190,701	—	(1,010)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	627	159,000	159,381	—	(381)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	6,574	8,637,935	8,609,510	28,425	—
Expiring 07/19/19	Bank of America, N.A.	GBP	136	176,000	177,445	—	(1,445)
Expiring 07/19/19	BNP Paribas S.A.	GBP	203	263,000	265,417	—	(2,417)
Expiring 07/19/19	Citibank, N.A.	GBP	418	544,400	546,881	—	(2,481)
Canadian Dollar,
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	292	219,000	218,556	444	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	270	203,000	201,904	1,096	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/19	The Toronto-Dominion Bank	CAD	224	$168,000	$167,509	$491	$—
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	181,402	267,000	267,745	—	(745)
Expiring 06/19/19	Barclays Bank PLC	CLP	165,784	249,000	244,693	4,307	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	834,577	1,247,388	1,231,815	15,573	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	341,353	511,428	503,828	7,600	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	190,882	280,000	281,736	—	(1,736)
Expiring 06/19/19	Citibank, N.A.	CLP	964,012	1,450,383	1,422,857	27,526	—
Expiring 06/19/19	Citibank, N.A.	CLP	117,152	173,000	172,913	87	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	184,134	273,200	271,776	1,424	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	143,269	211,000	211,461	—	(461)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	123,086	183,000	181,672	1,328	—
Chinese Renminbi,
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	1,254	186,000	186,066	—	(66)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	5,041	753,508	748,215	5,293	—
Colombian Peso,
Expiring 05/20/19	Bank of America, N.A.	COP	885,121	273,000	273,448	—	(448)
Expiring 05/20/19	BNP Paribas S.A.	COP	1,866,349	580,549	576,588	3,961	—
Expiring 05/20/19	BNP Paribas S.A.	COP	1,505,259	479,658	465,033	14,625	—
Expiring 05/20/19	BNP Paribas S.A.	COP	966,665	311,225	298,640	12,585	—
Expiring 05/20/19	BNP Paribas S.A.	COP	834,220	265,000	257,723	7,277	—
Expiring 05/20/19	BNP Paribas S.A.	COP	483,303	155,613	149,311	6,302	—
Expiring 05/20/19	Citibank, N.A.	COP	6,432,336	2,046,104	1,987,199	58,905	—
Expiring 05/20/19	Citibank, N.A.	COP	1,306,380	419,514	403,592	15,922	—
Expiring 05/20/19	Citibank, N.A.	COP	553,755	174,000	171,076	2,924	—
Expiring 05/20/19	Goldman Sachs International	COP	848,339	267,000	262,085	4,915	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	532,229	167,000	164,426	2,574	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	5,302	$230,000	$232,501	$—	$(2,501)
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	6,547	285,000	287,129	—	(2,129)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	4,089	178,000	179,311	—	(1,311)
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	22,142	25,257,901	25,012,115	245,786	—
Expiring 07/19/19	Bank of America, N.A.	EUR	1,400	1,584,037	1,581,481	2,556	—
Expiring 07/19/19	Bank of America, N.A.	EUR	676	760,000	763,912	—	(3,912)
Expiring 07/19/19	Bank of America, N.A.	EUR	438	492,000	495,308	—	(3,308)
Expiring 07/19/19	Barclays Bank PLC	EUR	2,563	2,908,259	2,895,174	13,085	—
Expiring 07/19/19	Barclays Bank PLC	EUR	191	216,000	216,157	—	(157)
Expiring 07/19/19	BNP Paribas S.A.	EUR	425	478,100	480,480	—	(2,380)
Expiring 07/19/19	Citibank, N.A.	EUR	3,755	4,265,233	4,241,759	23,474	—
Expiring 07/19/19	Citibank, N.A.	EUR	385	434,000	434,543	—	(543)
Expiring 07/19/19	UBS AG	EUR	22,142	25,159,546	25,012,114	147,432	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	728,346	2,565,050	2,536,844	28,206	—
Expiring 07/19/19	Citibank, N.A.	HUF	118,203	413,919	411,703	2,216	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	99,457	345,000	346,409	—	(1,409)
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	23,366	332,700	333,779	—	(1,079)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	33,420	473,826	477,408	—	(3,582)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	2,139,000	150,000	149,116	884	—
Expiring 06/19/19	Citibank, N.A.	IDR	11,041,897	767,646	769,765	—	(2,119)
Expiring 06/19/19	Citibank, N.A.	IDR	3,757,367	260,000	261,939	—	(1,939)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	4,869,416	341,475	339,462	2,013	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	UBS AG	IDR	4,085,388	$283,000	$284,805	$—	$(1,805)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	826	232,764	230,851	1,913	—
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	25,484	230,000	230,283	—	(283)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	52,653	473,550	475,795	—	(2,245)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	51,104	459,756	461,799	—	(2,043)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	63,818	574,000	576,684	—	(2,684)
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	4,067	213,000	212,782	218	—
Expiring 06/19/19	Bank of America, N.A.	MXN	3,815	199,000	199,565	—	(565)
Expiring 06/19/19	Bank of America, N.A.	MXN	3,385	174,000	177,085	—	(3,085)
Expiring 06/19/19	Citibank, N.A.	MXN	7,474	389,525	390,978	—	(1,453)
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	4,359	224,000	228,048	—	(4,048)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	15,661	818,600	819,274	—	(674)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	22,881	743,000	742,928	72	—
Expiring 06/19/19	Barclays Bank PLC	TWD	13,197	428,000	428,514	—	(514)
Expiring 06/19/19	Barclays Bank PLC	TWD	8,150	266,000	264,635	1,365	—
Expiring 06/19/19	BNP Paribas S.A.	TWD	5,962	194,000	193,572	428	—
Expiring 06/19/19	Citibank, N.A.	TWD	25,362	823,713	823,499	214	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	17,195	560,000	558,324	1,676	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	10,853	353,000	352,393	607	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	6,504	212,000	211,171	829	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	11,676	$381,000	$379,107	$1,893	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	10,627	346,000	345,068	932	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	6,792	221,000	220,537	463	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	6,098	198,400	197,984	416	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	11,055	359,000	358,953	47	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	1,092	738,639	730,246	8,393	—
Expiring 07/22/19	Bank of America, N.A.	NZD	422	284,000	282,245	1,755	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	731	491,992	488,998	2,994	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	613	409,993	410,088	—	(95)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	604	404,000	404,064	—	(64)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	1,824	211,000	212,065	—	(1,065)
Expiring 07/19/19	Citibank, N.A.	NOK	2,539	294,000	295,267	—	(1,267)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,574	475,270	474,880	390	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	35,224	671,000	673,062	—	(2,062)
Expiring 06/19/19	Barclays Bank PLC	PHP	30,830	581,000	589,102	—	(8,102)
Expiring 06/19/19	Barclays Bank PLC	PHP	30,382	574,000	580,535	—	(6,535)
Expiring 06/19/19	Barclays Bank PLC	PHP	25,149	476,000	480,546	—	(4,546)
Expiring 06/19/19	Barclays Bank PLC	PHP	18,274	349,000	349,172	—	(172)
Expiring 06/19/19	Barclays Bank PLC	PHP	17,073	326,000	326,223	—	(223)
Expiring 06/19/19	Barclays Bank PLC	PHP	13,419	255,000	256,407	—	(1,407)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	32,298	$607,000	$617,158	$—	$(10,158)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	31,099	587,000	594,244	—	(7,244)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	28,567	546,000	545,852	148	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	26,525	501,000	506,848	—	(5,848)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,540	179,000	182,286	—	(3,286)
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	982	256,000	257,711	—	(1,711)
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	829	217,000	217,449	—	(449)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	5,440	1,442,906	1,427,169	15,737	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,460	380,000	382,913	—	(2,913)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	19,524	296,000	299,734	—	(3,734)
Expiring 06/19/19	Citibank, N.A.	RUB	64,102	973,982	984,092	—	(10,110)
Expiring 06/19/19	Citibank, N.A.	RUB	13,050	198,198	200,347	—	(2,149)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	11,981	183,000	183,932	—	(932)
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	289	214,000	212,711	1,289	—
Expiring 05/10/19	Barclays Bank PLC	SGD	944	697,000	694,335	2,665	—
Expiring 05/10/19	Barclays Bank PLC	SGD	528	390,000	388,222	1,778	—
Expiring 05/10/19	Barclays Bank PLC	SGD	358	264,000	263,181	819	—
Expiring 05/10/19	Goldman Sachs International	SGD	345	254,000	253,635	365	—
Expiring 05/10/19	Goldman Sachs International	SGD	341	252,000	251,110	890	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	391	289,000	287,443	1,557	—

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	328	$242,000	$240,850	$1,150	$—
Expiring 05/10/19	UBS AG	SGD	522	385,000	383,896	1,104	—
Expiring 05/10/19	UBS AG	SGD	447	330,000	328,512	1,488	—
South African Rand,
Expiring 06/13/19	Barclays Bank PLC	ZAR	3,078	219,000	214,041	4,959	—
Expiring 06/13/19	Citibank, N.A.	ZAR	22,626	1,569,905	1,573,298	—	(3,393)
Expiring 06/13/19	Citibank, N.A.	ZAR	2,780	193,000	193,325	—	(325)
Expiring 06/13/19	Goldman Sachs International	ZAR	22,626	1,580,974	1,573,299	7,675	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	5,962	404,753	414,566	—	(9,813)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	5,877	410,524	408,658	1,866	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	3,791	263,500	263,591	—	(91)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	2,420	167,000	168,241	—	(1,241)
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	212,421	188,000	182,185	5,815	—
Expiring 06/19/19	Citibank, N.A.	KRW	254,723	225,000	218,465	6,535	—
Expiring 06/19/19	Goldman Sachs International	KRW	218,215	193,000	187,154	5,846	—
Expiring 06/19/19	Goldman Sachs International	KRW	200,559	177,000	172,011	4,989	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	299,663	259,000	257,008	1,992	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	169,028	150,000	144,968	5,032	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	1,499,814	1,322,506	1,286,327	36,179	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	896,072	769,180	768,522	658	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	392,053	346,000	336,247	9,753	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	371,396	319,000	318,530	470	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	417,680	$368,000	$358,226	$9,774	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	306,420	271,000	262,803	8,197	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	4,054	435,000	429,650	5,350	—
Expiring 07/19/19	Citibank, N.A.	SEK	2,429	257,000	257,400	—	(400)
Expiring 07/19/19	Citibank, N.A.	SEK	2,342	251,000	248,269	2,731	—
Expiring 07/19/19	Citibank, N.A.	SEK	1,999	212,000	211,925	75	—
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	348	350,000	344,097	5,903	—
Expiring 07/19/19	Bank of America, N.A.	CHF	289	286,000	286,224	—	(224)
Expiring 07/19/19	Bank of America, N.A.	CHF	186	186,000	184,125	1,875	—
Expiring 07/19/19	Barclays Bank PLC	CHF	320	316,000	316,714	—	(714)
Expiring 07/19/19	BNP Paribas S.A.	CHF	254	251,000	251,335	—	(335)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	3,557	3,585,002	3,519,002	66,000	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	263	262,000	260,563	1,437	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	454	449,000	449,289	—	(289)
Expiring 07/19/19	The Toronto- Dominion Bank	CHF	626	627,000	618,941	8,059	—
Thai Baht,
Expiring 05/10/19	Barclays Bank PLC	THB	7,012	219,000	219,695	—	(695)
Expiring 05/10/19	BNP Paribas S.A.	THB	10,251	324,000	321,176	2,824	—
Expiring 05/10/19	BNP Paribas S.A.	THB	8,840	279,000	276,975	2,025	—
Expiring 05/10/19	Citibank, N.A.	THB	20,373	650,000	638,297	11,703	—
Expiring 05/10/19	Citibank, N.A.	THB	14,788	468,000	463,313	4,687	—
Expiring 05/10/19	Citibank, N.A.	THB	14,253	453,000	446,547	6,453	—
Expiring 05/10/19	Citibank, N.A.	THB	9,281	295,828	290,771	5,057	—
Expiring 05/10/19	Citibank, N.A.	THB	8,838	279,000	276,888	2,112	—
Expiring 05/10/19	Citibank, N.A.	THB	7,994	254,821	250,449	4,372	—

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	7,431	$234,000	$232,833	$1,167	$—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	13,206	412,461	413,765	—	(1,304)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	9,228	295,775	289,106	6,669	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	4,976	159,263	155,907	3,356	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	9,437	297,000	295,672	1,328	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	2,809	475,000	457,698	17,302	—
Expiring 06/13/19	Citibank, N.A.	TRY	1,923	328,000	313,455	14,545	—
Expiring 06/13/19	Citibank, N.A.	TRY	857	145,097	139,625	5,472	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	3,105	524,000	506,029	17,971	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,551	414,863	415,727	—	(864)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,319	387,000	377,835	9,165	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,263	393,700	368,805	24,895	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,230	374,000	363,326	10,674	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,226	369,000	362,763	6,237	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,137	354,000	348,273	5,727	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,617	274,400	263,475	10,925	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,608	263,000	261,964	1,036	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	1,124	196,000	183,099	12,901	—

				$146,101,913	$145,140,534	1,142,865	(181,486)

						$1,469,885	$(799,024)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/19	Buy	NOK	7,932	EUR	824	$—	$(8,778)	Citibank, N.A.
07/19/19	Buy	SEK	8,607	EUR	824	—	(18,804)	Citibank, N.A.

						$—	$(27,582)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	1,500	0.614%	$27,190	$(1,458)	$28,648	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	5,000	0.460%	124,741	(4,861)	129,602	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	1,500	12.402%	(515,186)	(1,458)	(513,728)	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	7,500	1.583%	(178,570)	(7,292)	(171,278)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	1,500	0.334%	45,885	(1,458)	47,343	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	2,000	0.867%	13,964	(1,944)	15,908	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	2,000	1.075%	(4,170)	(1,944)	(2,226)	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	1,500	8.019%	(368,010)	(1,458)	(366,552)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	1,500	0.541%	32,063	(1,458)	33,521	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	1,500	0.491%	35,389	(1,458)	36,847	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	1,500	0.572%	30,004	(1,458)	31,462	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	4,500	1.728%	(134,758)	(4,375)	(130,383)	Barclays Bank PLC

See Notes to Financial Statements.

76

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Turkey (D01)	12/20/23	1.000%(Q)	7,500	4.448%	$(1,002,099)	$(7,292)	$(994,807)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	4,500	1.153%	(24,625)	(4,375)	(20,250)	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	6,500	1.016%	2,988	(6,319)	9,307	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/23	1.000%(Q)	1,500	0.772%	16,720	(2,917)	19,637	Citibank, N.A.
People’s Republic of China (D02)	12/20/23	1.000%(Q)	5,000	0.460%	124,741	(9,722)	134,463	Citibank, N.A.
Republic of Argentina (D02)	12/20/23	1.000%(Q)	1,500	12.402%	(515,186)	(2,917)	(512,269)	Citibank, N.A.
Republic of Brazil (D02)	12/20/23	1.000%(Q)	7,500	1.583%	(178,570)	(14,583)	(163,987)	Citibank, N.A.
Republic of Chile (D02)	12/20/23	1.000%(Q)	1,500	0.334%	45,885	(2,917)	48,802	Citibank, N.A.
Republic of Colombia (D02)	12/20/23	1.000%(Q)	2,000	0.867%	13,964	(3,889)	17,853	Citibank, N.A.
Republic of Indonesia (D02)	12/20/23	1.000%(Q)	2,000	1.075%	(4,170)	(3,889)	(281)	Citibank, N.A.
Republic of Lebanon (D02)	12/20/23	1.000%(Q)	1,500	8.019%	(368,010)	(2,917)	(365,093)	Citibank, N.A.
Republic of Panama (D02)	12/20/23	1.000%(Q)	1,500	0.541%	32,063	(2,917)	34,980	Citibank, N.A.
Republic of Peru (D02)	12/20/23	1.000%(Q)	1,500	0.491%	35,389	(2,917)	38,306	Citibank, N.A.
Republic of Philippines (D02)	12/20/23	1.000%(Q)	1,500	0.572%	30,004	(2,917)	32,921	Citibank, N.A.
Republic of South Africa (D02)	12/20/23	1.000%(Q)	4,500	1.728%	(134,758)	(8,750)	(126,008)	Citibank, N.A.
Republic of Turkey (D02)	12/20/23	1.000%(Q)	7,500	4.448%	(1,002,099)	(14,583)	(987,516)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation (D02)	12/20/23	1.000%(Q)	4,500	1.153%	$(24,625)	$(8,750)	$(15,875)	Citibank, N.A.
United Mexican States (D02)	12/20/23	1.000%(Q)	6,500	1.016%	2,988	(12,639)	15,627	Citibank, N.A.

					$(3,840,858)	$(145,832)	$(3,695,026)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	50,000	$1,808,859	$(11,389)	$1,820,248	Barclays Bank PLC
CDX.EM.30.V1 (D02)	12/20/23	1.000%(Q)	50,000	1,808,859	12,222	1,796,637	Citibank, N.A.

				$3,617,718	$833	$3,616,885

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01-D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	$(44,382)	$(37,117)	$(7,265)	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	1,640	(3,916)	(1,076)	(2,840)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	1,000	(2,457)	15,368	(17,825)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	730	(1,794)	16,371	(18,165)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	800	72,867	81,166	(8,299)	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	450	(2,657)	2,824	(5,481)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(2,597)	6,986	(9,583)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(886)	2,648	(3,534)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(886)	2,448	(3,334)	Citibank, N.A.

See Notes to Financial Statements.

78

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (cont’d.):
United Mexican States	06/20/23	1.000%(Q)	150	$(886)	$886	$(1,772)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(442)	470	(912)	Citibank, N.A.

				$11,964	$90,974	$(79,010)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	455	2.808%	$(30,283)	$(44,532)	$14,249	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	3.188%	(33,898)	(75,726)	41,828	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	3.341%	(46,904)	(96,658)	49,754	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	3.573%	(45,880)	(59,772)	13,892	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.453%	88,881	79,441	9,440	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	1,000	0.087%	2,451	8,112	(5,661)	Goldman Sachs International
Kingdom of Spain	06/20/19	1.000%(Q)	4,900	0.087%	12,010	27,947	(15,937)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.456%	33,926	22,723	11,203	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	1,183	0.889%	12,233	(7,702)	19,935	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	2.201%	(16,710)	(20,752)	4,042	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.201%	(16,265)	(24,262)	7,997	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.201%	(5,570)	(8,515)	2,945	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.201%	(5,570)	(8,361)	2,791	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.201%	(5,570)	(6,950)	1,380	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.201%	(2,896)	(3,595)	699	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)	1,000	0.253%	139	(6,745)	6,884	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Italy	06/20/20	1.000%(Q)	680	0.525%	$4,453	$(9,834)	$14,287	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	1,270	1.010%	1,220	(26,369)	27,589	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	1,640	1.238%	(8,016)	(60,934)	52,918	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,000	1.675%	(24,646)	(52,718)	28,072	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	730	1.675%	(17,991)	(43,970)	25,979	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,270	1.675%	(31,300)	(60,226)	28,926	Goldman Sachs International
Republic of Italy	12/20/23	1.000%(Q)	595	1.791%	(19,207)	(43,505)	24,298	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/23	1.000%(Q)	2,000	0.532%	39,230	(222)	39,452	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)	60	0.601%	1,118	(3)	1,121	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.472%	24,495	29,612	(5,117)	BNP Paribas S.A.

					$(90,550)	$(493,516)	$402,966

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	22,190	$257,108	$(28,785)	$(285,893)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(16,342)	$22,950	$(39,292)	Deutsche Bank AG

See Notes to Financial Statements.

80

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$18,461	$(9,794)	$28,255	Morgan Stanley & Co. International PLC
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	18,484	(662)	19,146	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	500	*	9,231	(30,606)	39,837	Credit Suisse International

					$46,176	$(41,062)	$87,238

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(52,056)	$—	$(52,056)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(44,084)	—	(44,084)

							$(96,140)	$—	$(96,140)

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,909	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$—	$161,198	$161,198
EUR	240	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(432)	(11)	421
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(32,488)	(1,327)
EUR	1,760	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(1,498)	(1,677)	(179)
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(73,999)	(71,958)	2,041
EUR	5,330	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(54,273)	(57,892)	(3,619)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(1,955)	(838)
EUR	14,697	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	116,827	537,010	420,183

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	765	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	$(20,222)	$(23,263)	$(3,041)
EUR	1,570	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(29,258)	(29,365)	(107)
EUR	50	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,427)	(1,420)	7
EUR	1,900	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	102,240	102,240
EUR	1,900	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(107,887)	(107,887)
EUR	705	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(31,785)	(36,191)	(4,406)
EUR	235	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(5,932)	(10,718)	(4,786)
EUR	2,010	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	59,541	59,541
EUR	2,010	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(58,864)	(58,864)
JPY	4,844,840	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(19,833)	(19,833)
JPY	2,224,240	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(2,298)	(2,298)
	49,230	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	39,022	39,022
	78,180	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(1,267)	31,180	32,447
	44,660	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(475)	(176,620)	(176,145)
	28,859	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(9,863)	27,772	37,635
	1,795	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(499)	(9,241)	(8,742)
	8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(72,689)	(72,689)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(202,745)	(204,981)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(189,547)	(189,547)
	305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(3,183)	(3,187)
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(606,155)	(606,155)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	$5,067	$21,705	$16,638
4,274	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(4,718)	37,651	42,369
5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	42,905	71,959
4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	33,240	36,231
1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	18,128	18,128
340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	4,774	3,232
3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	34,401	34,401
33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	305,011	197,730
8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	78,381	51,558
23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	(112,684)	(192,746)
8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	(177,224)	(189,088)
10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(406,468)	(406,468)
44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	(2,002,204)	(1,971,182)
6,550	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(278,646)	(278,646)
29,470	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	23,251	(1,502,674)	(1,525,925)
38,138	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,189	(1,954,900)	(1,956,089)
5,525	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	44,930	44,930
34,772	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(108,348)	(345,726)	(237,378)
14,709	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(8,784)	(33,013)	(24,229)
7,525	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	152	(80,195)	(80,347)
3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	85,634	46,742

See Notes to Financial Statements.

84

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	$3,971	$61,195	$57,224
	1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	17,266	17,266
	2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	14,418	14,418
	1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	3,523	3,523
	915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	4,083	4,083
	69,484	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(1,036,004)	(2,220,152)	(1,184,148)
	34,775	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(152,784)	(1,087,177)	(934,393)
	305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	57,527	57,527
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(57)	(57)
	205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	44,559	44,559
	205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	6,637	6,637
	190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	1,688	1,688
ZAR	7,461	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(1,638)	7,115	8,753

					$(1,219,390)	$(10,034,386)	$(8,814,996)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(23,297)	$—	$(23,297)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Total return swap agreements outstanding at April 30, 2019:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR	(M)	Credit Suisse International	1/12/41	326	$597	$(997)	$ 1,594

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$332,174	$(898,824)	$4,810,625	$(4,634,707)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$17,868,555

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$16,643,406	$—
Collateralized Loan Obligations	—	232,300,387	—
Consumer Loans	—	12,574,325	—
Credit Card	—	2,239,272	—
Home Equity Loans	—	6,524,193	—

See Notes to Financial Statements.

86

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Other	$—	$1,426,787	$—
Residential Mortgage-Backed Securities	—	27,353,727	4,129,570
Student Loans	—	11,576,581	—
Bank Loans	—	10,040,649	—
Commercial Mortgage-Backed Securities	—	157,974,906	—
Convertible Bond	—	969,338	—
Corporate Bonds	—	383,770,344	832,994
Municipal Bonds	—	7,231,222	—
Residential Mortgage-Backed Securities	—	44,957,406	5,200,000
Sovereign Bonds	—	212,588,178	—
U.S. Government Agency Obligations	—	23,081,566	—
U.S. Treasury Obligations	—	159,458,637	—
Common Stock	11,915	—	—
Preferred Stock	128,600	—	—
Affiliated Mutual Funds	80,366,653	—	—
Options Purchased	—	334,487	—
Options Written	—	(10,037)	—
Other Financial Instruments*
Futures Contracts	1,936,607	—	—
OTC Forward Foreign Currency Exchange Contracts	—	670,861	—
OTC Cross Currency Exchange Contracts	—	(27,582)	—
OTC Packaged Credit Default Swap Agreements	—	(223,140)	—
Centrally Cleared Credit Default Swap Agreement	—	(285,893)	—
OTC Credit Default Swap Agreements	—	(48,752)	—
OTC Currency Swap Agreements	—	(96,140)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,814,996)	—
OTC Interest Rate Swap Agreement	—	(23,297)	—
OTC Total Return Swap Agreement	—	597	—

Total	$82,443,775	$1,302,187,032	$10,162,564

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Collateralized Loan Obligations	16.7%
Sovereign Bonds	15.3
U.S. Treasury Obligations	11.5
Commercial Mortgage-Backed Securities	11.4
Banks	8.5
Residential Mortgage-Backed Securities	5.9
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	5.8%
U.S. Government Agency Obligations	1.7
Diversified Financial Services	1.6
Home Builders	1.5
Pharmaceuticals	1.5

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Industry Classification (continued):

Electric	1.4%
Oil & Gas	1.4
Multi-National	1.4
Automobiles	1.2
Telecommunications	1.2
Media	1.1
Computers	0.9
Consumer Loans	0.9
Commercial Services	0.9
Student Loans	0.8
Chemicals	0.6
Lodging	0.6
Aerospace & Defense	0.5
Municipal Bonds	0.5
Entertainment	0.5
Home Equity Loans	0.5
Auto Manufacturers	0.4
Software	0.4
Semiconductors	0.4
Healthcare-Services	0.4
Building Materials	0.3
Pipelines	0.3
Mining	0.3
Healthcare-Products	0.3
Foods	0.2
Packaging & Containers	0.2
Retail	0.2
Credit Card	0.2
Iron/Steel	0.2
Real Estate Investment Trusts (REITs)	0.2
Airlines	0.1
Housewares	0.1
Other	0.1%
Oil & Gas Services	0.1
Distribution/Wholesale	0.1
Agriculture	0.1
Machinery-Diversified	0.1
Insurance	0.1
Trucking & Leasing	0.1
Investment Companies	0.1
Beverages	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.1
Transportation	0.0	*
Office/Business Equipment	0.0	*
Holding Companies-Diversified	0.0	*
Options Purchased	0.0	*
Biotechnology	0.0	*
Environmental Control	0.0	*
Internet	0.0	*
Forest Products & Paper	0.0	*
Capital Markets	0.0	*
Home Furnishings	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	101.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

88

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker—variation margin swaps	$285,893	*
Credit contracts	Premiums paid for OTC swap agreements	332,174		Premiums received for OTC swap agreements	897,827
Credit contracts	—	—		Options written outstanding, at value	10,037
Credit contracts	Unrealized appreciation on OTC swap agreements	4,809,031		Unrealized depreciation on OTC swap agreements	4,515,270
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	27,582
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,469,885		Unrealized depreciation on OTC forward foreign currency exchange contracts	799,024
Interest rate contracts	Due from/to broker—variation margin futures	2,852,068	*	Due from/to broker—variation margin futures	915,461	*
Interest rate contracts	Due from/to broker— variation margin swaps	1,634,331	*	Due from/to broker—variation margin swaps	10,449,327	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	997
Interest rate contracts	Unaffiliated investments	334,487		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,594		Unrealized depreciation on OTC swap agreements	119,437

		$11,433,570			$18,020,855

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(19,068)	$377,329	$—	$—	$151,399
Foreign exchange contracts	—	—	—	1,247,636	—
Interest rate contracts	(99,072)	—	5,845,657	—	2,360,686

Total	$(118,140)	$377,329	$5,845,657	$1,247,636	$2,512,085

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$889	$7,218	$—	$—	$(208,393)
Foreign exchange contracts	—	—	—	(228,754)	—
Interest rate contracts	213,003	12,354	3,343,136	—	(17,002,795)

Total	$213,892	$19,572	$3,343,136	$(228,754)	$(17,211,188)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$83,926	$96,842,887	$533,859,354	$61,147,356	$65,366,255

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$128,803,667	$1,220,095	$833,547,601	$81,038,000

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$80,739,000	$2,148,000	$336,333	$4,793,333

See Notes to Financial Statements.

90

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$18,621,542	$(18,621,542)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$812,044	$(341,572)	$470,472	$(310,000)	$160,472
Barclays Bank PLC	2,390,015	(2,420,178)	(30,163)	—	(30,163)
BNP Paribas S.A.	130,715	(147,041)	(16,326)	—	(16,326)
Citibank, N.A.	2,474,084	(2,713,589)	(239,505)	239,505	—
Credit Suisse International	41,431	(31,603)	9,828	—	9,828
Deutsche Bank AG	22,950	(43,208)	(20,258)	—	(20,258)
Goldman Sachs International	189,619	(122,081)	67,538	—	67,538
HSBC Bank USA, N.A.	100,301	(23,790)	76,511	—	76,511
JPMorgan Chase Bank, N.A.	324,272	(380,136)	(55,864)	—	(55,864)
Morgan Stanley & Co. International PLC	238,401	(134,827)	103,574	—	103,574
The Toronto-Dominion Bank	15,637	(3,133)	12,504	—	12,504
UBS AG	207,702	(9,016)	198,686	(198,686)	—

	$6,947,171	$(6,370,174)	$576,997	$(269,181)	$307,816

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

92

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $18,621,542:
Unaffiliated investments (cost $1,311,953,745)	$1,321,348,490
Affiliated investments (cost $80,363,403)	80,366,653
Cash	4,843
Foreign currency, at value (cost $240,601)	239,782
Receivable for Fund shares sold	10,742,415
Dividends and interest receivable	8,874,447
Unrealized appreciation on OTC swap agreements	4,810,625
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,469,885
Due from broker—variation margin futures	856,493
Premiums paid for OTC swap agreements	332,174
Receivable for investments sold	328,299
Prepaid expenses	2,747

Total Assets	1,429,376,853

Liabilities
Payable to broker for collateral for securities on loan	18,993,577
Payable for investments purchased	8,342,730
Payable for Fund shares reacquired	7,533,863
Unrealized depreciation on OTC swap agreements	4,634,707
Premiums received for OTC swap agreements	898,824
Due to broker—variation margin swaps	845,541
Unrealized depreciation on OTC forward foreign currency exchange contracts	799,024
Management fee payable	379,173
Cash segregated from counterparty—OTC	310,000
Accrued expenses and other liabilities	127,812
Distribution fee payable	36,676
Unrealized depreciation on OTC cross currency exchange contracts	27,582
Payable to custodian	17,546
Options written outstanding, at value (proceeds received $58,175)	10,037
Affiliated transfer agent fee payable	7,889
Dividends payable	4,994
Deposit due to broker for centrally cleared/exchange-traded derivatives	4,344

Total Liabilities	42,974,319

Net Assets	$1,386,402,534

Net assets were comprised of:
Common stock, at par	$144,166
Paid-in capital in excess of par	1,388,050,044
Total distributable earnings (loss)	(1,791,676)

Net assets, April 30, 2019	$1,386,402,534

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	93

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($92,885,674 ÷ 9,674,545 shares of common stock issued and outstanding)	$9.60
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.92

Class C
Net asset value, offering price and redemption price per share, ($23,940,359 ÷ 2,491,967 shares of common stock issued and outstanding)	$9.61

Class Z
Net asset value, offering price and redemption price per share, ($541,730,303 ÷ 56,225,526 shares of common stock issued and outstanding)	$9.63

Class R6
Net asset value, offering price and redemption price per share, ($727,846,198 ÷ 75,773,643 shares of common stock issued and outstanding)	$9.61

See Notes to Financial Statements.

94

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$21,234,206
Affiliated dividend income	878,017
Income from securities lending, net (including affiliated income of $13,202)	17,376
Unaffiliated dividend income (net of $74 foreign withholding tax)	3,760

Total income	22,133,359

Expenses
Management fee	2,331,279
Distribution fee(a)	196,985
Transfer agent’s fees and expenses (including affiliated expense of $20,020)(a)	233,383
Custodian and accounting fees	129,748
Registration fees(a)	101,081
Shareholders’ reports	53,164
SEC registration fees	37,344
Audit fee	31,887
Directors’ fees	20,955
Legal fees and expenses	11,420
Miscellaneous	10,725

Total expenses	3,157,971
Less: Fee waiver and/or expense reimbursement(a)	(337,203)

Net expenses	2,820,768

Net investment income (loss)	19,312,591

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,249)	854,092
Futures transactions	5,845,657
Forward and cross currency contract transactions	1,247,636
Options written transactions	377,329
Swap agreement transactions	2,512,085
Foreign currency transactions	(891,296)

9,945,503

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,004)	24,405,167
Futures	3,343,136
Forward and cross currency contracts	(228,754)
Options written	19,572
Swap agreements	(17,211,188)
Foreign currencies	27,286

10,355,219

Net gain (loss) on investment and foreign currency transactions	20,300,722

Net Increase (Decrease) In Net Assets Resulting From Operations	$39,613,313

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	95

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	94,738	102,247	—	—
Transfer agent’s fees and expenses	30,522	8,038	194,214	609
Registration fees	20,172	15,529	26,208	39,172
Fee waiver and/or expense reimbursement	(18,721)	(7,168)	(113,427)	(197,887)

See Notes to Financial Statements.

96

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,312,591	$17,738,593
Net realized gain (loss) on investment and foreign currency transactions	9,945,503	(3,062,689)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,355,219	(9,568,368)

Net increase (decrease) in net assets resulting from operations	39,613,313	5,107,536

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,470,032)	(1,413,546)
Class C	(314,333)	(276,679)
Class Z	(9,597,210)	(6,544,416)
Class R6	(13,706,641)	(12,043,746)

	(25,088,216)	(20,278,387)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	609,643,737	757,668,330
Net asset value of shares issued in reinvestment of dividends and distributions	25,013,265	20,099,173
Cost of shares reacquired	(228,693,539)	(174,298,997)

Net increase (decrease) in net assets from Fund share transactions	405,963,463	603,468,506

Total increase (decrease)	420,488,560	588,297,655

Net Assets:
Beginning of period	965,913,974	377,616,319

End of period	$1,386,402,534	$965,913,974

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	97

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on September 1, 1994 and currently consists of two funds: PGIM Short Duration Multi-Sector Fund and PGIM Total Return Bond Fund, each of which are diversified funds. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

98

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable

PGIM Short Duration Multi-Sector Bond Fund	99

Notes to Financial Statements (unaudited) (continued)

market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

100

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities

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Notes to Financial Statements (unaudited) (continued)

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

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transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

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Notes to Financial Statements (unaudited) (continued)

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include

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Notes to Financial Statements (unaudited) (continued)

upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

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Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

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investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.39% of the Fund’s average daily net assets up to $5 billion and 0.38% of

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Notes to Financial Statements (unaudited) (continued)

the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.39% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.50% of average daily net assets for Class Z shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS received $224,883 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $2,261 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

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PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $483,471,973 and $154,656,937, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

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Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$64,549,037	$336,395,537	$339,601,918	$—	$—	$61,342,656	61,342,656	$878,017
PGIM Institutional Money Market Fund*
6,482,267	71,478,923	58,941,446	3,004	1,249	19,023,997	19,018,291	13,202	**

$71,031,304	$407,874,460	$398,543,364	$3,004	$1,249	$80,366,653		$891,219

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$1,394,537,506

Gross Unrealized Appreciation	30,059,734
Gross Unrealized Depreciation	(29,803,869)

Net Unrealized Appreciation	$255,865

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $10,474,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 8.9 billion shares of common stock divided into two funds, with a par value of $0.001 per share. There are 650 million shares authorized for the Fund, divided into five classes, designated Class A, Class C, Class Z, Class T and Class R6 shares common stock, each of which consists of 100 million, 25 million, 200 million, 25 million and 300 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 6,894,176 Class R6 shares of the Fund. At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 83% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,801,693	$36,238,125
Shares issued in reinvestment of dividends and distributions	153,971	1,466,534
Shares reacquired	(1,065,358)	(10,143,909)

Net increase (decrease) in shares outstanding before conversion	2,890,306	27,560,750
Shares issued upon conversion from other share class(es)	64,850	618,453
Shares reacquired upon conversion into other share class(es)	(450,965)	(4,279,944)

Net increase (decrease) in shares outstanding	2,504,191	$23,899,259

Year ended October 31, 2018:
Shares sold	6,704,792	$64,507,345
Shares issued in reinvestment of dividends and distributions	145,894	1,397,034
Shares reacquired	(1,802,128)	(17,304,792)

Net increase (decrease) in shares outstanding before conversion	5,048,558	48,599,587
Shares issued upon conversion from other share class(es)	59,558	570,581
Shares reacquired upon conversion into other share class(es)	(551,496)	(5,252,634)

Net increase (decrease) in shares outstanding	4,556,620	$43,917,534

PGIM Short Duration Multi-Sector Bond Fund	113

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	968,400	$9,225,307
Shares issued in reinvestment of dividends and distributions	32,905	313,479
Shares reacquired	(314,050)	(2,990,580)

Net increase (decrease) in shares outstanding before conversion	687,255	6,548,206
Shares reacquired upon conversion into other share class(es)	(47,333)	(452,723)

Net increase (decrease) in shares outstanding	639,922	$6,095,483

Year ended October 31, 2018:
Shares sold	1,125,667	$10,816,672
Shares issued in reinvestment of dividends and distributions	28,353	271,796
Shares reacquired	(354,916)	(3,406,094)

Net increase (decrease) in shares outstanding before conversion	799,104	7,682,374
Shares reacquired upon conversion into other share class(es)	(24,172)	(230,893)

Net increase (decrease) in shares outstanding	774,932	$7,451,481

Class Z
Six months ended April 30, 2019:
Shares sold	34,920,219	$333,648,807
Shares issued in reinvestment of dividends and distributions	996,568	9,527,844
Shares reacquired	(14,424,061)	(138,184,566)

Net increase (decrease) in shares outstanding before conversion	21,492,726	204,992,085
Shares issued upon conversion from other share class(es)	474,831	4,522,369
Shares reacquired upon conversion into other share class(es)	(59,739)	(571,248)

Net increase (decrease) in shares outstanding	21,907,818	$208,943,206

Year ended October 31, 2018:
Shares sold	34,421,478	$331,789,361
Shares issued in reinvestment of dividends and distributions	665,072	6,387,140
Shares reacquired	(8,987,994)	(86,323,467)

Net increase (decrease) in shares outstanding before conversion	26,098,556	251,853,034
Shares issued upon conversion from other share class(es)	553,073	5,282,135
Shares reacquired upon conversion into other share class(es)	(63,549)	(610,731)

Net increase (decrease) in shares outstanding	26,588,080	$256,524,438

114

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	24,209,106	$230,531,498
Shares issued in reinvestment of dividends and distributions	1,438,126	13,705,408
Shares reacquired	(8,120,989)	(77,374,484)

Net increase (decrease) in shares outstanding before conversion	17,526,243	166,862,422
Shares issued upon conversion from other share class(es)	19,900	189,943
Shares reacquired upon conversion into other share class(es)	(2,821)	(26,850)

Net increase (decrease) in shares outstanding	17,543,322	$167,025,515

Year ended October 31, 2018:
Shares sold	36,559,763	$350,554,952
Shares issued in reinvestment of dividends and distributions	1,256,583	12,043,203
Shares reacquired	(7,019,242)	(67,264,644)

Net increase (decrease) in shares outstanding before conversion	30,797,104	295,333,511
Shares issued upon conversion from other share class(es)	33,081	318,725
Shares reacquired upon conversion into other share class(es)	(8,042)	(77,183)

Net increase (decrease) in shares outstanding	30,822,143	$295,575,053

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

PGIM Short Duration Multi-Sector Bond Fund	115

Notes to Financial Statements (unaudited) (continued)

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make

116

investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM Short Duration Multi-Sector Bond Fund	117

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

118

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				December 23, 2013(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.50		$9.72	$9.68	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.22	0.20	0.23	0.21	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.18)	0.07	0.05	(0.14)	(0.05)
Total from investment operations	0.29		0.04	0.27	0.28	0.07	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.26)	(0.23)	(0.23)	(0.41)	(0.15)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.19)		(0.26)	(0.23)	(0.25)	(0.41)	(0.15)
Net asset value, end of period	$9.60		$9.50	$9.72	$9.68	$9.65	$9.99
Total Return(c):	3.04%		0.38%	2.85%	3.00%	0.70%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,886		$68,089	$25,392	$11,175	$5,797	$1,004
Average net assets (000)	$76,419		$51,957	$15,175	$8,868	$2,412	$295
Ratios to average net assets(d)(e)(f):
Expenses after waivers and/or expense reimbursement	0.77%	(g)	0.82%	0.85%	0.85%	0.85%	0.90%	(g)
Expenses before waivers and/or expense reimbursement	0.82%	(g)	0.91%	1.16%	1.26%	1.49%	1.62%	(g)
Net investment income (loss)	2.92%	(g)	2.34%	2.08%	2.35%	2.18%	2.19%	(g)
Portfolio turnover rate(h)	34%		70%	84%	66%	51%	222%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	119

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				December 23, 2013(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.50		$9.72	$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.15	0.13	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.19)	0.06	0.06	(0.15)	(0.04)
Total from investment operations	0.26		(0.04)	0.19	0.22	(0.01)	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	(0.16)	(0.16)	(0.33)	(0.09)
Tax return of capital distributions	-		-	-	(0.02)	-	-
Total dividends and distributions	(0.15)		(0.18)	(0.16)	(0.18)	(0.33)	(0.09)
Net asset value, end of period	$9.61		$9.50	$9.72	$9.69	$9.65	$9.99
Total Return(c):	2.73%		(0.40)%	1.98%	2.34%	(0.06)%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,940		$17,597	$10,471	$8,634	$5,728	$605
Average net assets (000)	$20,619		$14,381	$9,001	$7,900	$2,495	$166
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.60%	(f)	1.60%	1.60%	1.60%	1.60%	1.65%	(f)
Expenses before waivers and/or expense reimbursement	1.67%	(f)	1.86%	1.99%	2.02%	2.26%	2.33%	(f)
Net investment income (loss)	2.10%	(f)	1.54%	1.36%	1.61%	1.42%	1.42%	(f)
Portfolio turnover rate(g)	34%		70%	84%	66%	51%	222%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

120

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				December 23, 2013(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.53		$9.75	$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.26	0.22	0.25	0.24	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.19)	0.10	0.07	(0.15)	(0.05)
Total from investment operations	0.30		0.07	0.32	0.32	0.09	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.29)	(0.26)	(0.25)	(0.43)	(0.17)
Tax return of capital distributions	-		-	-	(0.03)	-	-
Total dividends and distributions	(0.20)		(0.29)	(0.26)	(0.28)	(0.43)	(0.17)
Net asset value, end of period	$9.63		$9.53	$9.75	$9.69	$9.65	$9.99
Total Return(c):	3.29%		0.69%	3.30%	3.36%	0.94%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$541,730		$327,029	$75,355	$45,189	$6,863	$2,268
Average net assets (000)	$463,011		$212,606	$37,657	$14,060	$4,575	$1,074
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.49%	(f)	0.51%	0.60%	0.60%	0.60%	0.65%	(f)
Expenses before waivers and/or expense reimbursement	0.54%	(f)	0.63%	0.81%	1.02%	1.20%	1.29%	(f)
Net investment income (loss)	3.22%	(f)	2.70%	2.26%	2.51%	2.48%	2.46%	(f)
Portfolio turnover rate(g)	34%		70%	84%	66%	51%	222%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund	121

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 23, 2013(a) through October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.50		$9.72	$9.69	$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.26	0.23	0.25	0.25	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.19)	0.06	0.07	(0.16)	(0.03)
Total from investment operations	0.31		0.07	0.29	0.32	0.09	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.29)	(0.26)	(0.25)	(0.43)	(0.17)
Tax return of capital distributions	-		-	-	(0.03)	-	-
Total dividends and distributions	(0.20)		(0.29)	(0.26)	(0.28)	(0.43)	(0.17)
Net asset value, end of period	$9.61		$9.50	$9.72	$9.69	$9.65	$9.99
Total Return(c):	3.34%		0.78%	3.00%	3.37%	0.95%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$727,846		$553,199	$266,398	$79,420	$87,644	$85,092
Average net assets (000)	$645,387		$386,281	$175,232	$83,676	$87,488	$74,561
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.39%	(f)	0.42%	0.60%	0.60%	0.60%	0.65%	(f)
Expenses before waivers and/or expense reimbursement	0.45%	(f)	0.51%	0.70%	0.92%	0.97%	1.05%	(f)
Net investment income (loss)	3.31%	(f)	2.74%	2.34%	2.62%	2.51%	2.20%	(f)
Portfolio turnover rate(g)	34%		70%	84%	66%	51%	222%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX
CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019